UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, LLC.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INVESTMENT TRUST PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.6%
Aerospace — 0.9%
Raytheon Co.(b)	209,200	$11,045,760

Air Transportation — 0.6%
Continental Airlines, Inc. - Class B(b)(c)	165,500	6,826,875

Banks — 10.4%
Bank of America Corp.	650,900	34,751,551
Citigroup, Inc.	591,000	32,918,700
J.P. Morgan Chase & Co.	521,600	25,193,280
Key Corp.(b)	162,000	6,160,860
U.S. Bancorp(b)	404,200	14,627,998
Wachovia Corp.(b)	174,300	9,926,385

		123,578,774

Beverages & Bottling — 2.4%
The Coca-Cola Co.	310,700	14,991,275
Molson Coors Brewing Co. - Class B	88,400	6,757,296
Pepsi Bottling Group, Inc.	211,600	6,540,556

		28,289,127

Broadcasting — 1.6%
CBS Corp. - Class B(b)	279,500	8,714,810
DIRECTV Group, Inc.(c)	427,600	10,664,344

		19,379,154

Chemicals — 1.1%
The Lubrizol Corp.	265,700	13,319,541

Computer & Office Equipment — 5.6%
Cisco Systems, Inc.(c)	934,300	25,534,419
Hewlett-Packard Co.	377,700	15,557,463
International Business Machines Corp.	263,500	25,599,025

		66,690,907

Computer Software & Services — 4.7%
Computer Sciences Corp.(c)	116,300	6,206,931
Google, Inc. - Class A(c)	23,500	10,821,280
IAC/InterActiveCorp(b)(c)	155,700	5,785,812
Microsoft Corp.	668,100	19,949,466
Oracle Corp.(c)	783,600	13,430,904

		56,194,393

Electronics — 3.1%
Intel Corp.	920,500	18,640,125
L-3 Communications Holdings, Inc.	121,000	9,895,380
Vishay Intertechnology, Inc.(c)	564,600	7,644,684

		36,180,189

Energy & Utilities — 3.7%
Dynegy, Inc. - Class A(c)	21,576	156,210
FirstEnergy Corp.	143,300	8,628,093
FPL Group, Inc.	156,200	8,500,404
PG&E Corp.(b)	289,900	13,720,967
Sempra Energy	136,900	7,662,293
TXU Corp.	99,900	5,415,579

		44,083,546

Entertainment & Leisure — 2.3%
Sabre Holdings Corp.	282,300	9,002,547
The Walt Disney Co.(b)	548,100	18,783,387

		27,785,934

Finance — 5.2%
American Express Co.	246,600	14,961,222
AmeriCredit Corp.(c)	226,400	5,698,488
The Bear Stearns Cos., Inc.	48,200	7,845,996
CIT Group, Inc.	118,900	6,631,053
The Goldman Sachs Group, Inc.	60,200	12,000,870
Morgan Stanley	111,700	9,095,731
Washington Mutual, Inc.	127,900	5,818,171

		62,051,531

Food & Agriculture — 1.2%
Archer-Daniels-Midland Co.	185,100	5,915,796
General Mills, Inc.	141,000	8,121,600

		14,037,396

Insurance — 6.1%
Aetna, Inc.	209,700	9,054,846
The Allstate Corp.	149,800	9,753,478
American International Group, Inc.	105,700	7,574,462
CHUBB Corp.	158,300	8,375,653
MetLife, Inc.(b)	135,700	8,007,657
The St. Paul Travelers Cos., Inc.	217,000	11,650,730
UnumProvident Corp.	297,100	6,173,738
W.R. Berkley Corp.(b)	141,925	4,897,832
WellPoint, Inc.(c)	87,000	6,846,030

		72,334,426

Machinery & Heavy Equipment — 0.7%
Terex Corp.(b)(c)	123,200	7,956,256

Manufacturing — 7.8%
Cooper Industries Ltd. - Class A	80,800	7,306,744
Energizer Holdings, Inc.(c)	85,200	6,048,348
General Electric Co.(d)	1,047,500	38,977,475
Nucor Corp.(b)	193,500	10,576,710
Parker Hannifin Corp.(b)	108,600	8,349,168
Reynold American, Inc.(b)	83,900	5,492,933
Textron, Inc.	65,800	6,170,066
Whirlpool Corp.(b)	119,900	9,954,098

		92,875,542

Medical & Medical Services — 2.3%
Amgen, Inc.(c)	178,200	12,172,842
Coventry Health Care, Inc.(c)	169,006	8,458,750
McKesson Corp.	122,800	6,225,960

		26,857,552

Medical Instruments & Supplies — 2.6%
Beckman Coulter, Inc.(b)	121,200	7,247,760
Becton, Dickinson & Co.	115,600	8,109,340
Johnson & Johnson	238,200	15,725,964

		31,083,064

Metal & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. - Class B(b)	100,300	5,589,719

Motor Vehicles — 1.6%
Harley-Davidson, Inc.	127,100	8,956,737
PACCAR, Inc.(b)	160,450	10,413,205

		19,369,942

Oil & Gas — 9.6%
Chevron Corp.	108,600	7,985,358
ConocoPhillips	370,100	26,628,695

1

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SCHEDULE OF INVESTMENTS

INVESTMENT TRUST PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
ENSCO International, Inc.		206,500	$10,337,390
Exxon Mobil Corp.		392,100	30,046,623
Marathon Oil Corp.		163,800	15,151,500
Schlumberger Ltd.		128,100	8,090,796
Valero Energy Corp.		117,000	5,985,720
XTO Energy, Inc.		199,200	9,372,360

			113,598,442

Paper & Paper Products — 0.5%
Temple-Inland, Inc.		130,000	5,983,900

Pharmaceuticals — 5.3%
Merck & Co., Inc.		421,800	18,390,480
Pfizer, Inc.		1,040,400	26,946,360
Wyeth		342,700	17,450,284

			62,787,124

Publishing & Printing — 0.7%
Idearc, Inc.(c)		15,974	457,655
The McGraw-Hill Cos., Inc.		111,100	7,557,022

			8,014,677

Railroad & Shipping — 1.1%
Union Pacific Corp.		140,400	12,919,608

Real Estate — 0.9%
ProLogis (REIT)		76,900	4,673,213
Simon Property Group, Inc. (REIT)(b)		59,900	6,067,271

			10,740,484

Restaurants — 1.0%
McDonald’s Corp.		263,700	11,689,821

Retail Merchandising — 4.4%
American Eagle Outfitters, Inc.(b)		182,600	5,698,946
Dillard’s, Inc. - Class A(b)		218,800	7,651,436
Federated Department Stores, Inc.(b)		231,100	8,811,843
J.C. Penney Co., Inc.(b)		104,700	8,099,592
The Kroger Co.		247,900	5,719,053
Limited Brands, Inc.		384,700	11,133,218
Office Depot, Inc.(b)(c)		134,400	5,130,048

			52,244,136

Security Brokers & Dealers — 0.8%
Lehman Brothers Holdings, Inc.(b)		126,800	9,905,616

Semiconductors & Related Devices — 1.1%
Lam Research Corp.(b)(c)		165,000	8,352,300
MEMC Electronic Materials, Inc.(c)		131,800	5,158,652

			13,510,952

Soaps & Cosmetics — 1.5%
Colgate-Palmolive Co.		129,000	8,415,960
The Procter & Gamble Co.		148,500	9,544,095

			17,960,055

Telecommunications — 5.1%
Amdocs Ltd.(c)		172,200	6,672,750
AT&T, Inc.(b)		528,500	18,893,875
BellSouth Corp.		90,800	4,277,588
Motorola, Inc.		638,100	13,119,336
Sprint Nextel Corp.(b)		336,137	6,349,628
Verizon Communications, Inc.		314,791	11,722,817

			61,035,994

Tires & Rubber — 0.6%
The Goodyear Tire & Rubber Co.(c)		330,300	6,932,997

Tobacco — 1.2%
Altria Group, Inc.		167,200	14,349,104

Transportation — 0.6%
Ryder Systems, Inc.		133,500	6,816,510

Waste Management — 0.8%
Allied Waste Industries, Inc.(c)		366,300	4,501,827
Waste Management, Inc.		122,600	4,508,002

			9,009,829

TOTAL COMMON STOCKS
(Cost $893,693,570)			1,183,028,877

SHORT TERM INVESTMENTS — 0.5%
Galileo Money Market Fund
(Cost $5,582,589)		5,582,589	5,582,589

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.1%
(Cost $899,276,159)			1,188,611,466

	MATURITY	PAR /SHARES (000)
SECURITIES LENDING COLLATERAL — 3.8%
Bank of America Corp., Master Notes
5.38%(e)(f)	01/02/07	15,325	15,324,710
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(e)(f)	01/02/07	11,238	11,237,540
Citigroup, Inc., Master Notes
5.38%(e)(f)	01/02/07	3,257	3,257,223
Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	14,861	14,861,368

TOTAL SECURITIES LENDING COLLATERAL
(Cost $44,680,841)			44,680,841

AFFILIATED INVESTMENTS — SHORT TERM — 9.8%
Institutional Money Market Trust(f)
(Cost $116,732,267)		116,732	116,732,267

2

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SCHEDULE OF INVESTMENTS

INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	VALUE
TOTAL INVESTMENTS IN SECURITIES — 113.7%
(Cost $1,060,689,267(a))	$1,350,024,574
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (13.6)%	(161,413,108)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(1,138,040)

NET ASSETS — 100.0%	$1,187,473,426

(a)	Cost for federal income tax purposes is $1,060,606,806. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$293,139,504
Gross unrealized depreciation	(3,721,736)

$289,417,768

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Security, or a portion thereof, pledged as collateral with a value of $1,934,920 on 16 long S&P 500 futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $5,713,600 with an unrealized gain of $6,200 (including commissions of $50).
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

3

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SCHEDULE OF INVESTMENTS

CAPITAL APPRECIATION PORTFOLIO (FORMERLY LEGACY PORTFOLIO)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.6%
Aerospace — 3.2%
The Boeing Co.	27,300	$2,425,332
United Technologies Corp.	87,500	5,470,500

		7,895,832

Banks — 1.4%
Bank of America Corp.	67,500	3,603,825

Beverages & Bottling — 2.5%
PepsiCo, Inc.(b)	101,100	6,323,805

Computer & Office Equipment — 7.9%
Apple Computer, Inc.(c)	50,799	4,309,787
Cisco Systems, Inc.(c)	261,500	7,146,795
Hewlett-Packard Co.	197,400	8,130,906

		19,587,488

Computer Software & Services — 13.4%
Adobe Systems, Inc.(c)	144,000	5,921,280
Cognizant Technology Solutions Corp.(c)	47,200	3,641,952
EMC Corp.(c)	150,746	1,989,847
First Data Corp.	78,700	2,008,424
Google, Inc. - Class A(c)	22,761	10,480,986
Juniper Networks, Inc.(c)	126,300	2,392,122
Oracle Corp.(c)	65,800	1,127,812
Salesforce.com, Inc.(b)(c)	121,700	4,435,965
Sun Microsystems, Inc.(c)	241,800	1,310,556

		33,308,944

Entertainment & Leisure — 3.0%
Hilton Hotels Corp.(b)	168,900	5,894,610
Las Vegas Sands Corp.(b)(c)	16,800	1,503,264

		7,397,874

Finance — 9.5%
American Express Co.	103,150	6,258,110
Chicago Mercantile Exchange Holdings, Inc.(b)	11,314	5,767,312
The Goldman Sachs Group, Inc.	21,100	4,206,285
Morgan Stanley	35,200	2,866,336
NYSE Group, Inc.(b)(c)	32,300	3,139,560
UBS AG	21,000	1,266,930

		23,504,533

Food & Agriculture — 2.9%
Monsanto Co.	136,840	7,188,205

Insurance — 1.2%
American International Group, Inc.	41,200	2,952,392

Manufacturing — 16.0%
Cooper Industries Ltd. - Class A	28,269	2,556,366
Corning, Inc.(c)	339,400	6,350,174
Danaher Corp.	62,900	4,556,476
General Electric Co.	204,100	7,594,561
Honeywell International, Inc.	174,800	7,907,952
Polo Ralph Lauren Corp.(b)	42,900	3,331,614
Rockwell Automation, Inc.	61,500	3,756,420
Textron, Inc.	37,900	3,553,883

		39,607,446

Measuring & Controlling Devices — 1.9%
Thermo Electron Corp.(b)(c)	105,300	4,769,037

Medical & Medical Services — 2.0%
Henry Schein, Inc.(c)	48,700	2,385,326
UnitedHealth Group, Inc.	50,400	2,707,992

		5,093,318

Medical Instruments & Supplies — 1.9%
Johnson & Johnson	71,820	4,741,556

Metal & Mining — 1.6%
CONSOL Energy, Inc.	125,600	4,035,528

Oil & Gas — 4.9%
GlobalSantaFe Corp.(b)	71,759	4,217,994
Schlumberger Ltd.	82,600	5,217,016
Weatherford International Ltd.(c)	63,100	2,636,949

		12,071,959

Pharmaceuticals — 8.7%
Allergan, Inc.(b)	49,420	5,917,551
Amylin Pharmaceuticals, Inc.(b)(c)	30,900	1,114,563
Genentech, Inc.(c)	14,600	1,184,498
Genzyme Corp.(c)	73,700	4,538,446
Merck & Co., Inc.	112,500	4,905,000
Novartis AG - ADR	67,000	3,848,480

		21,508,538

Retail Merchandising — 4.2%
Federated Department Stores, Inc.(b)	93,000	3,546,090
Staples, Inc.	115,850	3,093,195
Wal-Mart Stores, Inc.	81,600	3,768,288

		10,407,573

Semiconductors & Related Devices — 2.8%
Marvell Technology Group Ltd.(b)(c)	30,900	592,971
PMC-Sierra, Inc.(b)(c)	268,300	1,800,293
Qimonda AG - ADR(c)	34,200	598,842
STMicroelectronics NV - NY Shares(b)	210,000	3,864,000

		6,856,106

Soaps & Cosmetics — 3.7%
The Procter & Gamble Co.	142,900	9,184,183

Telecommunications — 6.9%
American Tower Corp. - Class A	97,323	3,628,201
AT&T, Inc.(b)	132,500	4,736,875
Harman International Industries, Inc.	34,900	3,486,859
NII Holdings, Inc.(b)(c)	83,500	5,380,740

		17,232,675

TOTAL COMMON STOCKS
(Cost $199,416,941)		247,270,817

WARRANTS — 0.0%
Lucent Technologies, Inc. (issued 12/10/04, expiring 12/10/07, strike price $2.75)(d)
(Cost $7,813)	11,838	3,670

4

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SCHEDULE OF INVESTMENTS

CAPITAL APPRECIATION PORTFOLIO (FORMERLY LEGACY PORTFOLIO) (CONCLUDED)

	AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	PAR/SHARES (000)	VALUE
	SHORT TERM INVESTMENTS — 0.5%
	Galileo Money Market Fund
	(Cost $1,367,924)	1,368	$1,367,924

	TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.1%
	(Cost $200,792,678)		248,642,411

	MATURITY
	SECURITIES LENDING COLLATERAL — 1.4%
	Bank of America Corp., Master Notes
5.38%(e)(f)	01/02/07	776	776,113
	The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(e)(f)	01/02/07	430	429,729
	Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	2,269	2,269,197

	TOTAL SECURITIES LENDING COLLATERAL
	(Cost $3,475,039)		3,475,039

	AFFILIATED INVESTMENTS — SHORT TERM — 18.9%
	Institutional Money Market Trust(f)
	(Cost $46,869,485)	46,869	46,869,485

	TOTAL INVESTMENTS IN SECURITIES — 120.4%
	(Cost $251,137,202(a))		298,986,935
	OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (20.3)%		(50,344,524)
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(361,499)

	NET ASSETS — 100.0%		$248,280,912

(a)	Cost for federal income tax purposes is $251,660,803. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$50,588,085
Gross unrealized depreciation	(3,261,953)

$47,326,132

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	As of December 31, 2006, the aggregate amount of shares called for by these warrants is 12,138.These warrants were exercisable as of 12/10/04.
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

5

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SCHEDULE OF INVESTMENTS

MID-CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 97.2%
Banks — 8.6%
City National Corp.(b)	137,200	$9,768,640
Compass Bancshares, Inc.(b)	203,100	12,114,915
Cullen/Frost Bankers, Inc.	173,800	9,701,516
First Midwest Bancorp, Inc.	209,800	8,115,064
Hudson City Bancorp, Inc.	1,216,500	16,885,020
Wintrust Financial Corp.(b)	203,500	9,772,070
Zions Bancorporation	179,700	14,814,468

		81,171,693

Broadcasting — 2.0%
Belo Corp.(b)	722,926	13,287,380
Lin TV Corp.(c)	517,020	5,144,349

		18,431,729

Business Services — 5.4%
Amvescap PLC - ADR	475,100	11,711,215
The Brink’s Co.(b)	226,000	14,445,920
eFunds Corp.(c)	134,800	3,707,000
Hewitt Associates, Inc. - Class A(c)	350,200	9,017,650
National Financial Partners Corp.	102,575	4,510,223
W.W. Grainger, Inc.(b)	105,692	7,392,098

		50,784,106

Chemicals — 2.2%
Ashland, Inc.	104,900	7,256,982
Celanese Corp. - Series A	527,500	13,651,700

		20,908,682

Computer & Office Equipment — 1.5%
Electronics for Imaging, Inc.(c)	236,900	6,296,802
NCR Corp.(b)(c)	183,900	7,863,564
Phase Metrics, Inc.(c)(d)	108,409	2,168

		14,162,534

Computer Software & Services — 1.6%
Activision, Inc.(b)(c)	577,233	9,951,497
Unisys Corp.(c)	631,300	4,949,392

		14,900,889

Containers — 1.8%
Owens-Illinois, Inc.(b)(c)	618,700	11,415,015
Smurfit-Stone Container Corp.(c)	555,300	5,863,968

		17,278,983

Electronics — 2.2%
Agilent Technologies, Inc.(c)	255,500	8,904,175
L-3 Communications Holdings, Inc.	149,100	12,193,398

		21,097,573

Energy & Utilities — 12.2%
Constellation Energy Group, Inc.(b)	228,200	15,716,134
Edison International	328,500	14,940,180
Equitable Resources, Inc.(b)	351,000	14,654,250
KBR, Inc.(c)	232,200	6,074,352
NRG Energy, Inc.(b)(c)	247,600	13,868,076
PPL Corp.	454,400	16,285,696
Public Service Enterprise Group, Inc.(b)	248,300	16,482,154
Questar Corp.	199,600	16,576,780

		114,597,622

Entertainment & Leisure — 1.0%
Hilton Hotels Corp.(b)	279,200	9,744,080

Finance — 6.8%
AllianceBernstein Holding LP	64,692	5,201,237
Ambac Financial Group, Inc.	181,150	16,135,030
Capital One Financial Corp.	172,000	13,213,040
CIT Group, Inc.	260,800	14,544,816
Freedom Pay, Inc.(d)	43,051	431
Mellon Financial Corp.(b)	342,200	14,423,730

		63,518,284

Food & Agriculture — 3.3%
Bunge Ltd.(b)	54,900	3,980,799
Del Monte Foods Co.	1,397,200	15,411,116
Pilgrim’s Pride Corp.	390,300	11,486,529

		30,878,444

Insurance — 8.2%
Aspen Insurance Holdings Ltd.	559,400	14,745,784
Axis Capital Holdings Ltd.	369,800	12,340,226
Conseco, Inc.(b)(c)	793,100	15,846,138
Endurance Specialty Holdings Ltd.	431,521	15,785,038
XL Capital Ltd.(b)	247,300	17,810,546

		76,527,732

Manufacturing — 3.6%
Callaway Golf Co.	450,205	6,487,454
Lennox International, Inc.	166,000	5,081,260
Textron, Inc.	142,500	13,362,225
The Warnaco Group, Inc.(c)	332,600	8,441,388

		33,372,327

Medical & Medical Services — 2.4%
Coventry Health Care, Inc.(c)	219,900	11,005,995
Triad Hospitals, Inc.(c)	281,000	11,754,230

		22,760,225

Medical Instruments & Supplies — 1.7%
The Cooper Cos., Inc.(b)	136,200	6,060,900
Hillenbrand Industries, Inc.	171,966	9,790,024

		15,850,924

Metal & Mining — 2.2%
CONSOL Energy, Inc.	251,200	8,071,056
Massey Energy Co.(b)	341,308	7,928,585
United States Steel Corp.	65,000	4,754,100

		20,753,741

Oil & Gas — 6.0%
AGL Resources, Inc.	381,200	14,832,492
Diamond Offshore Drilling, Inc.(b)	159,100	12,718,454
EOG Resources, Inc.	139,400	8,705,530
Newfield Exploration Co.(c)	286,900	13,183,055
Rowan Cos., Inc.	207,500	6,889,000

		56,328,531

Publishing & Printing — 3.3%
Dow Jones & Co., Inc.(b)	153,900	5,848,200
R.R. Donnelley & Sons Co.	521,500	18,534,110
Tribune Co.(b)	216,100	6,651,558

		31,033,868

6

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SCHEDULE OF INVESTMENTS

MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Railroad & Shipping — 0.8%
CSX Corp.		208,600	$7,182,098

Real Estate — 4.9%
Boston Properties, Inc. (REIT)(b)		136,100	15,226,868
ProLogis (REIT)		236,500	14,372,105
Simon Property Group, Inc. (REIT)(b)		160,900	16,297,561

			45,896,534

Restaurants — 0.7%
CKE Restaurants, Inc.		371,900	6,842,960

Retail Merchandising — 8.0%
Advance Auto Parts, Inc.		284,100	10,102,596
Borders Group, Inc.(b)		563,300	12,589,755
Central Garden & Pet Co.(c)		223,100	10,802,502
Federated Department Stores, Inc.(b)		125,100	4,770,063
Hot Topic, Inc.(c)		358,100	4,777,054
The Kroger Co.		282,200	6,510,354
Saks, Inc.(b)		382,100	6,809,022
Supervalu, Inc.(b)		402,900	14,403,675
The Talbots, Inc.(b)		199,974	4,819,374

			75,584,395

Security Brokers & Dealers — 0.8%
Piper Jaffray Cos., Inc.(c)		111,500	7,264,225

Semiconductors & Related Devices — 0.5%
Marvell Technology Group Ltd.(b)(c)		255,500	4,903,045

Soaps & Cosmetics — 0.6%
Estee Lauder Cos., Inc.		133,900	5,465,798

Telecommunications — 2.4%
Amdocs Ltd.(c)		364,100	14,108,875
Andrew Corp.(b)(c)		789,500	8,076,585

			22,185,460

Tires & Rubber — 0.9%
Cooper Tire & Rubber Co.(b)		569,626	8,145,652

Tobacco — 1.6%
Carolina Group		238,200	15,416,304

TOTAL COMMON STOCKS
(Cost $756,463,376)			912,988,438

	MATURITY	PAR /SHARES (000)
SHORT TERM INVESTMENTS — 3.8%
Federal Home Loan Bank,
Discount Notes
4.80%(e)	01/02/07	$3,000	2,999,600
5.16%(e)	01/12/07	22,000	21,965,347
Galileo Money Market Fund		9,979	9,979,398

TOTAL SHORT TERM INVESTMENTS
(Cost $34,944,345)			34,944,345

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 101.0%
(Cost $791,407,721)			947,932,783

SECURITIES LENDING COLLATERAL — 3.7%
Bank of America Corp., Master Notes
5.38%(f)(g)	01/02/07	17,367	17,367,375
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(f)(g)	01/02/07	6,910	6,909,626
Morgan Stanley, Variable Rate Commercial Paper
5.37%(f)(g)	01/02/07	9,999	9,999,220

TOTAL SECURITIES LENDING COLLATERAL
(Cost $34,276,221)			34,276,221

AFFILIATED INVESTMENTS- SHORT TERM — 18.6%
Institutional Money Market Trust(g)
(Cost $175,314,155)		175,314	175,314,155

TOTAL INVESTMENTS IN SECURITIES — 123.3%
(Cost $1,000,998,097(a))			1,157,523,159
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL —(22.3)%			(209,590,376)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%			(8,969,805)

NET ASSETS — 100.0%			$938,962,978

(a)	Cost for federal income tax purposes is $1,024,767,181. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$136,299,999
Gross unrealized depreciation	(3,544,021)

$132,755,978

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $ 2,599 which represents less than 0.1% of net assets.
(e)	The rate shown is the effective yield at the time of purchase.
(f)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(g)	Security purchased with the cash proceeds from securities loaned.

7

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.4%
Aerospace — 3.1%
Goodrich Corp.	156,200	$7,114,910
Spirit Aerosystems Holdings, Inc. - Class A(b)	159,483	5,337,896

		12,452,806

Banks — 0.7%
Greenhill & Co., Inc.(c)	37,200	2,745,360

Broadcasting — 0.9%
CKX, Inc.(b)	323,000	3,788,790

Business Services — 5.2%
Alliance Data Systems Corp.(b)(c)	122,100	7,627,587
Amvescap PLC - ADR	135,300	3,335,145
Global Payments, Inc.	114,700	5,310,610
Investors Financial Services Corp.(c)	106,200	4,531,554

		20,804,896

Chemicals — 2.1%
Air Products & Chemicals, Inc.	50,500	3,549,140
Celanese Corp. - Series A	186,900	4,836,972

		8,386,112

Computer Software & Services — 13.7%
Adobe Systems, Inc.(b)	162,100	6,665,552
CACI International, Inc.(b)	164,800	9,311,200
Ceridian Corp.(b)	172,000	4,812,560
Foundry Networks, Inc.(b)	319,800	4,790,604
IHS, Inc.(b)	155,400	6,135,192
Ingram Micro, Inc. - Class A(b)	248,400	5,069,844
International Game Technology	90,600	4,185,720
Juniper Networks, Inc.(b)(c)	207,000	3,920,580
Transaction Systems Architects, Inc.(b)	190,700	6,211,099
VeriFone Holdings, Inc.(b)(c)	110,600	3,915,240

		55,017,591

Electronics — 5.1%
Ametek, Inc.	194,600	6,196,064
Amphenol Corp.	106,600	6,617,728
Cogent, Inc.(b)(c)	182,600	2,010,426
FLIR Systems, Inc.(b)(c)	182,500	5,808,975

		20,633,193

Energy & Utilities — 2.2%
Airgas, Inc.	136,200	5,518,824
Questar Corp.(c)	38,600	3,205,730

		8,724,554

Entertainment & Leisure — 6.0%
Hilton Hotels Corp.	165,400	5,772,460
Melco PBL Entertainment Ltd. - ADR(b)	20,700	440,082
Orient-Express Hotels Ltd. - Class A	159,400	7,542,808
Scientific Games Corp. - Class A(b)(c)	197,900	5,982,517
Station Casinos, Inc.(c)	53,100	4,336,677

		24,074,544

Finance — 3.5%
Chicago Mercantile Exchange Holdings, Inc.(c)	15,200	7,748,200
Nasdaq Stock Market, Inc.(b)(c)	129,000	3,971,910
Nymex Holdings, Inc.(b)(c)	2,500	310,025
T. Rowe Price Group, Inc.	44,600	1,952,142

		13,982,277

Food & Agriculture — 0.9%
Panera Bread Co. - Class A(b)(c)	62,700	3,505,557

Insurance — 0.5%
Axis Capital Holdings Ltd.	60,400	2,015,548

Machinery & Heavy Equipment — 1.0%
Joy Global, Inc.(c)	86,200	4,166,908

Manufacturing — 3.8%
Gardner Denver, Inc.(b)	57,600	2,149,056
IDEX Corp.	155,900	7,391,219
Precision Castparts Corp.	71,300	5,581,364

		15,121,639

Measuring & Controlling Devices — 2.3%
Thermo Electron Corp.(b)(c)	202,800	9,184,812

Medical & Medical Services — 5.1%
Coventry Health Care, Inc.(b)	77,450	3,876,372
LifePoint Hospitals, Inc.(b)	120,400	4,057,480
Medco Health Solutions, Inc.(b)	112,300	6,001,312
Omnicare, Inc.(c)	114,600	4,426,998
Pediatrix Medical Group, Inc.(b)	41,800	2,044,020

		20,406,182

Medical Instruments & Supplies — 2.3%
Martek Biosciences Corp.(b)	177,500	4,142,850
Varian Medical Systems, Inc.(b)	108,600	5,166,102

		9,308,952

Metal & Mining — 4.2%
Century Aluminum Co.(b)	122,400	5,465,160
CONSOL Energy, Inc.(c)	182,600	5,866,938
Massey Energy Co.(c)	236,000	5,482,280

		16,814,378

Motor Vehicles — 1.1%
Oshkosh Truck Corp.	93,500	4,527,270

Oil & Gas — 6.9%
Acergy SA - ADR(b)	190,800	3,674,808
BJ Services Co.	63,100	1,850,092
Chesapeake Energy Corp.(c)	109,500	3,180,975
ENSCO International, Inc.(c)	77,300	3,869,638
EOG Resources, Inc.	62,000	3,871,900
Grant Prideco, Inc.(b)	112,900	4,490,033
Newfield Exploration Co.(b)	145,105	6,667,575

		27,605,021

Personal Services — 1.1%
Laureate Education, Inc.(b)(c)	89,600	4,357,248

Pharmaceuticals — 4.1%
Endo Pharmaceuticals Holdings, Inc.(b)	168,300	4,641,714
IMS Health, Inc.	145,300	3,992,844
Shire PLC - ADR	125,356	7,741,987

		16,376,545

8

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Railroad & Shipping — 1.1%
UTI Worldwide, Inc.		156,300	$4,673,370

Restaurants — 0.5%
Ruby Tuesday, Inc.(c)		76,500	2,099,160

Retail Merchandising — 8.5%
Abercrombie & Fitch Co. - Class A		30,600	2,130,678
Advance Auto Parts, Inc.		138,900	4,939,284
Coach, Inc.(b)		85,900	3,690,264
Dick’s Sporting Goods, Inc.(b)(c)		79,800	3,909,402
GameStop Corp.(b)(c)		153,800	8,475,918
Staples, Inc.		187,772	5,013,512
TJX Cos., Inc.		212,700	6,057,696

			34,216,754

Semiconductors & Related Devices — 3.6%
Integrated Device Technology, Inc.(b)		259,700	4,020,156
Lam Research Corp.(b)(c)		128,393	6,499,254
PMC-Sierra, Inc.(b)(c)		567,400	3,807,254

			14,326,664

Telecommunications — 9.1%
Amdocs Ltd.(b)		302,400	11,718,000
American Tower Corp. - Class A(c)		145,300	5,416,784
Comverse Technology, Inc.(b)(c)		138,800	2,930,068
Harris Corp.		226,400	10,382,704
Polycom, Inc.(b)(c)		202,000	6,243,820

			36,691,376

Transportation — 0.8%
Landstar System, Inc.(c)		85,100	3,249,118

TOTAL COMMON STOCKS
(Cost $328,295,119)			399,256,625

SHORT TERM INVESTMENTS — 0.9%
Galileo Money Market Fund
(Cost $3,687,887)		3,687,887	3,687,887

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.3%
(Cost $331,983,006)			402,944,512

	MATURITY	PAR /SHARES (000)
SECURITIES LENDING COLLATERAL — 1.3%
Bank of America Corp., Master Notes
5.38%(d)(e)	01/02/07	$3,756	3,755,825
Morgan Stanley, Variable Rate Commercial Paper
5.37%(d)(e)	01/02/07	1,190	1,189,544

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,945,369)			4,945,369

AFFILIATED INVESTMENTS - SHORT TERM — 25.4%
Institutional Money Market Trust(e)
(Cost $102,102,296)		102,102,296	102,102,296

TOTAL INVESTMENTS IN SECURITIES — 127.0%
(Cost $439,030,671(a))			509,992,177
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (26.7)%			(107,047,665)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(1,369,869)

NET ASSETS — 100.0%			401,574,643

(a)	Cost for federal income tax purposes is $439,249,798. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$85,674,051
Gross unrealized depreciation	(14,931,671)

$70,742,379

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

9

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AURORA PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 97.5%
Aerospace — 1.7%
Goodrich Corp.	437,000	$19,905,350
Spirit Aerosystems Holdings, Inc. - Class A(b)	368,723	12,341,159

		32,246,509

Banks — 8.0%
Colonial BancGroup, Inc.	664,400	17,101,656
Compass Bancshares, Inc.(c)	281,200	16,773,580
Cullen/Frost Bankers, Inc.	461,800	25,777,676
First Midwest Bancorp, Inc.	466,400	18,040,352
KBW, Inc.(b)	36,200	1,063,918
Sterling Bancshares, Inc.	1,475,011	19,204,643
Webster Financial Corp.	383,432	18,680,807
Wintrust Financial Corp.(c)	273,300	13,123,866
Zions Bancorporation	251,000	20,692,440

		150,458,938

Business Services — 7.1%
Amvescap PLC - ADR	331,600	8,173,940
The Brink’s Co.(c)	809,400	51,736,848
Manpower, Inc.(c)	231,300	17,331,309
National Financial Partners Corp.	189,007	8,310,638
Robert Half International, Inc.(c)	805,100	29,885,312
W.W. Grainger, Inc.(c)	250,900	17,547,946

		132,985,993

Chemicals — 0.7%
Celanese Corp. - Series A	490,600	12,696,728

Computer & Office Equipment — 3.5%
Electronics for Imaging, Inc.(b)	1,460,300	38,814,774
NCR Corp.(b)(c)	629,900	26,934,524

		65,749,298

Computer Software & Services — 5.5%
Blackboard, Inc.(b)	710,600	21,346,424
CACI International, Inc.(b)	196,200	11,085,300
Foundry Networks, Inc.(b)	906,600	13,580,868
Ingram Micro, Inc. - Class A(b)	611,400	12,478,674
Sybase, Inc.(b)	1,100,500	27,182,350
TIBCO Software, Inc.(b)	1,827,100	17,247,824

		102,921,440

Construction — 0.6%
Chicago Bridge & Iron Co. NV - ADR	392,600	10,733,684

Containers — 1.6%
Crown Holdings, Inc.(b)	1,390,600	29,091,352

Electronics — 1.0%
Amphenol Corp.	289,000	17,941,120

Energy & Utilities — 7.3%
CMS Energy Corp.(b)(c)	888,200	14,832,940
Equitable Resources, Inc.(c)	315,100	13,155,425
KBR, Inc.(b)	504,000	13,184,640
MDU Resources Group, Inc.	1,084,700	27,811,708
NRG Energy, Inc.(b)(c)	334,700	18,746,547
Questar Corp.	220,800	18,337,440
Wisconsin Energy Corp.	625,700	29,695,722

		135,764,422

Entertainment & Leisure — 8.1%
Hasbro, Inc.	350,008	9,537,718
Melco PBL Entertainment Ltd. - ADR(b)	981,200	20,860,312
Orient-Express Hotels Ltd. - Class A	813,500	38,494,820
Penn National Gaming, Inc.(b)	653,300	27,190,346
Pinnacle Entertainment, Inc.(b)	456,200	15,118,468
Station Casinos, Inc.	287,900	23,512,793
Steiner Leisure Ltd.(b)	369,400	16,807,700

		151,522,157

Finance — 1.9%
Affiliated Managers Group, Inc.(b)(c)	346,500	36,427,545

Food & Agriculture — 2.2%
Hain Celestial Group, Inc.(b)	1,292,208	40,329,812

Furniture — 0.4%
Walter Industries, Inc.	266,900	7,219,645

Insurance — 5.5%
Aspen Insurance Holdings Ltd.	785,100	20,695,236
Endurance Specialty Holdings Ltd.	851,502	31,147,943
The Hanover Insurance Group, Inc.	215,134	10,498,539
IPC Holdings Ltd.	272,500	8,570,125
Platinum Underwriters Holdings Ltd.	1,050,000	32,487,000

		103,398,843

Manufacturing — 4.7%
Commercial Metals Co.	607,830	15,682,014
Hexel Corp.(b)(c)	779,400	13,569,354
Mattel, Inc.	501,900	11,373,054
Phillips - Van Heusen Corp.	150,300	7,540,551
Polo Ralph Lauren Corp.	180,400	14,009,864
Roper Industries, Inc.(c)	228,500	11,479,840
The Scotts Miracle-Gro Co. - Class A	199,100	10,283,515
VF Corp.	50,300	4,128,624

		88,066,816

Medical & Medical Services — 3.2%
Coventry Health Care, Inc.(b)	266,100	13,318,305
Davita, Inc.(b)	372,800	21,204,864
Magellan Health Services, Inc.(b)	568,100	24,553,282

		59,076,451

Medical Instruments & Supplies — 1.7%
DENTSPLY International, Inc.	619,700	18,498,045
Viasys Healthcare, Inc.(b)	509,356	14,170,284

		32,668,329

Metal & Mining — 2.2%
CONSOL Energy, Inc.	216,800	6,965,784
United States Steel Corp.	457,300	33,446,922

		40,412,706

Oil & Gas — 3.7%
Cameron International Corp.(b)	305,200	16,190,860
FMC Technologies, Inc.(b)	163,300	10,064,179

10

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AURORA PORTFOLIO (CONCLUDED)

	AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
	Helix Energy Solutions Group, Inc.(b)	248,700	$7,801,719
	Range Resources Corp.	512,500	14,073,250
	Rowan Cos., Inc.	281,600	9,349,120
	Southwestern Energy Co.(b)	356,900	12,509,345

			69,988,473

	Personal Services — 0.8%
	Laureate Education, Inc.(b)(c)	307,000	14,929,410

	Publishing & Printing — 1.3%
	R.R. Donnelley & Sons Co.	679,100	24,135,214

	Real Estate — 4.8%
	Alexandria Real Estate Equities, Inc. (REIT)	304,700	30,591,880
	BioMed Realty Trust, Inc. (REIT)	434,200	12,418,120
	Douglas Emmett, Inc. (REIT)	466,400	12,401,576
	The Macerich Co. (REIT)	186,200	16,119,334
	Mack-Cali Realty Corp. (REIT)	359,000	18,309,000

			89,839,910

	Restaurants — 1.0%
	Landry’s Restaurants, Inc.(c)	620,339	18,666,000

	Retail Merchandising — 10.9%
	Advance Auto Parts, Inc.	861,300	30,627,828
	BJ’s Wholesale Club, Inc.(b)	733,300	22,812,963
	Central Garden & Pet Co.(b)	209,300	10,134,306
	Jarden Corp.(b)(c)	705,900	24,558,261
	Payless ShoeSource, Inc.(b)	515,100	16,905,582
	Saks, Inc.(c)	1,588,069	28,299,389
	Supervalu, Inc.(c)	1,876,800	67,095,600
	The Talbots, Inc.(c)	153,549	3,700,531

			204,134,460

	Security Brokers & Dealers — 2.2%
	Piper Jaffray Cos., Inc.(b)	620,400	40,419,060

	Semiconductors & Related Devices — 1.0%
	Agere Systems, Inc.(b)(c)	240,900	4,618,053
	Integrated Device Technology, Inc.(b)	950,402	14,712,223

			19,330,276

	Soaps & Cosmetics — 0.5%
	NU Skin Enterprises, Inc.	500,000	9,115,000

	Telecommunications — 2.2%
	Amdocs Ltd.(b)	501,800	19,444,750
	Ciena Corp.(b)	1	28
	Dobson Communications Corp. - Class A(b)	2,506,300	21,829,873

			41,274,651

	Transportation — 2.2%
	American Commercial Lines, Inc.(b)(c)	159,700	10,461,947
	Kirby Corp.(b)	443,500	15,136,655
	Landstar System, Inc.	386,200	14,745,116

			40,343,718

	TOTAL COMMON STOCKS
	(Cost $1,562,942,140)		1,821,887,960

	MATURITY	PAR/SHARES (000)
	SHORT TERM INVESTMENTS — 1.1%
	Federal Home Loan Bank, Discount Notes
4.80%(d)	01/02/07	11,000	10,995,600
	Galileo Money Market Fund	9,503	9,503,232

	TOTAL SHORT TERM INVESTMENTS
	(Cost $20,498,832)		20,498,832

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 98.6%
	(Cost $1,583,440,972)		1,842,386,792

	SECURITIES LENDING COLLATERAL — 0.2%
	Bank of America Corp., Master Notes
5.38%(e)(f)	01/02/07	1,385	1,385,017
	Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	2,870	2,870,275

	TOTAL SECURITIES LENDING COLLATERAL
	(Cost $4,255,292)		4,255,292

	AFFILIATED INVESTMENTS - SHORT TERM — 15.5%
	Institutional Money Market Trust(f)
	(Cost $290,287,027)	290,287	290,287,027

	TOTAL INVESTMENTS IN SECURITIES — 114.3%
	(Cost $1,877,983,291(a))		2,136,929,111
	OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (15.7)%		(294,542,319)
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		26,397,531

	NET ASSETS — 100.0%		$1,868,784,323

(a)	Cost for federal income tax purposes is $1,888,244,902. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$257,819,596
Gross unrealized depreciation	(9,135,386)

$248,684,209

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	The rate shown is the effective yield at the time of purchase.
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

11

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL/MID-CAP GROWTH PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 101.0%
Aerospace — 4.1%
Armor Holdings, Inc.(b)	53,200	$2,918,020
BE Aerospace, Inc.(b)(c)	146,700	3,767,256
Goodrich Corp.	71,700	3,265,935
Spirit Aerosystems Holdings, Inc. - Class A(b)	40,500	1,355,535

		11,306,746

Banks — 2.6%
Greenhill & Co., Inc.(c)	40,800	3,011,040
Signature Bank(b)	61,200	1,895,976
UMB Financial Corp.	58,200	2,124,882

		7,031,898

Broadcasting — 1.8%
CKX, Inc.(b)	420,900	4,937,157

Business Services — 10.8%
Advisory Board Co.(b)	74,800	4,004,792
Amvescap PLC - ADR	151,100	3,724,615
eFunds Corp.(b)	162,600	4,471,500
Exlservice Holdings, Inc.(b)	135,600	2,853,024
Gartner, Inc. - Class A(b)	141,923	2,808,656
Global Payments, Inc.	97,500	4,514,250
Investors Financial Services Corp.(c)	70,300	2,999,701
Net1 UEPS Technologies, Inc.(b)	141,800	4,191,608

		29,568,146

Chemicals — 2.0%
Celanese Corp. - Series A	215,300	5,571,964

Computer Software & Services — 17.1%
Blackboard, Inc.(b)	129,200	3,881,168
CACI International, Inc.(b)	73,100	4,130,150
Ceridian Corp.(b)	140,255	3,924,335
Foundry Networks, Inc.(b)	165,000	2,471,700
IHS, Inc.(b)	151,300	5,973,324
Ingram Micro, Inc. - Class A(b)	156,200	3,188,042
Move, Inc.(b)	687,200	3,786,472
SkillSoft PLC - ADR(b)	875,100	5,434,371
SonicWALL, Inc.(b)	744,300	6,267,006
Transaction Systems Architects, Inc.(b)	137,500	4,478,375
VeriFone Holdings, Inc.(b)(c)	97,800	3,462,120

		46,997,063

Electronics — 2.1%
Ametek, Inc.	103,200	3,285,888
FLIR Systems, Inc.(b)(c)	74,300	2,364,969

		5,650,857

Energy & Utilities — 2.2%
Airgas, Inc.	83,778	3,394,685
Questar Corp.(c)	33,200	2,757,260

		6,151,945

Entertainment & Leisure — 3.0%
Melco PBL Entertainment Ltd. - ADR(b)	7,600	161,576
Orient - Express Hotels Ltd. - Class A	93,100	4,405,492
Scientific Games Corp. - Class A(b)(c)	122,200	3,694,106

		8,261,174

Finance — 3.6%
Affiliated Managers Group, Inc.(b)(c)	27,800	2,922,614
Nasdaq Stock Market, Inc.(b)	58,300	1,795,057
Nymex Holdings, Inc.(b)(c)	1,400	173,614
Wright Express Corp.(b)(c)	157,100	4,896,807

		9,788,092

Food & Agriculture — 0.8%
Panera Bread Co. - Class A(b)(c)	38,000	2,124,580

Machinery & Heavy Equipment — 1.2%
Joy Global, Inc.(c)	69,000	3,335,460

Manufacturing — 4.3%
Gardner Denver, Inc.(b)	122,000	4,551,820
Sirona Dental Systems, Inc.	74,100	2,853,591
The Warnaco Group, Inc.(b)	178,200	4,522,716

		11,928,127

Medical & Medical Services — 7.0%
Coventry Health Care, Inc.(b)	97,460	4,877,873
Digene Corp.(b)	89,641	4,295,597
Noven Pharmaceuticals, Inc.(b)	111,200	2,830,040
Omnicare, Inc.(c)	62,400	2,410,512
Pediatrix Medical Group, Inc.(b)	100,300	4,904,670

		19,318,692

Medical Instruments & Supplies — 5.7%
Hologic, Inc.(b)(c)	67,000	3,167,760
Kyphon, Inc.(b)(c)	79,700	3,219,880
Martek Biosciences Corp.(b)	117,300	2,737,782
Varian Medical Systems, Inc.(b)	51,200	2,435,584
Wright Medical Group, Inc.(b)	172,748	4,021,573

		15,582,579

Metal & Mining — 3.3%
Century Aluminum Co.(b)	54,500	2,433,425
CONSOL Energy, Inc.(c)	78,100	2,509,353
Massey Energy Co.(c)	174,400	4,051,312

		8,994,090

Oil & Gas — 5.4%
Diamond Offshore Drilling, Inc.(c)	38,100	3,045,714
ENSCO International, Inc.(c)	53,692	2,687,821
Grant Prideco, Inc.(b)(c)	65,000	2,585,050
National - Oilwell, Inc.(b)(c)	44,000	2,691,920
Superior Energy Services, Inc.(b)	113,800	3,718,984

		14,729,489

Personal Services — 1.5%
Laureate Education, Inc.(b)(c)	82,800	4,026,564

Pharmaceuticals — 5.0%
Barr Pharmaceuticals, Inc.(b)	53,800	2,696,456
Endo Pharmaceuticals Holdings, Inc.(b)	159,600	4,401,768
IMS Health, Inc.	99,420	2,732,062
Shire PLC - ADR	63,300	3,909,408

		13,739,694

Restaurants — 0.8%
Ruth’s Chris Steak House, Inc.(b)	127,100	2,323,388

Retail Merchandising — 4.6%
Advance Auto Parts, Inc.	59,500	2,115,820

12

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL/MID-CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Retail Merchandising (Continued)
The Children’s Place Retail Stores, Inc.(b)		39,900	$2,534,448
Dick’s Sporting Goods, Inc.(b)(c)		85,315	4,179,582
GameStop Corp.(b)(c)		67,500	3,719,925

			12,549,775

Semiconductors & Related Devices — 4.6%
Cymer, Inc.(b)		63,200	2,777,640
Integrated Device Technology, Inc.(b)(c)		182,200	2,820,456
Microsemi Corp.(b)		144,400	2,837,460
Standard Microsystems Corp.(b)		145,700	4,076,686

			12,512,242

Telecommunications — 6.7%
Amdocs Ltd.(b)		152,500	5,909,375
American Tower Corp. - Class A(c)		96,800	3,608,704
Comverse Technology, Inc.(b)(c)		111,300	2,349,543
Harris Corp.		78,900	3,618,354
Polycom, Inc.(b)(c)		96,942	2,996,477

			18,482,453

Transportation — 0.8%
Landstar System, Inc.(c)		57,600	2,199,168

TOTAL COMMON STOCKS
(Cost $229,095,112)			277,111,343

SHORT TERM INVESTMENTS — 0.7%
Galileo Money Market Fund
(Cost $1,848,324)		1,848,324	1,848,324

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 101.7%
(Cost $230,943,436)			278,959,667

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 1.3%
Bank of America Corp., Master Notes
5.38%(d)(e)	01/02/07	$2,816	2,815,579
Citigroup, Inc., Master Notes
5.38%(d)(e)	01/02/07	621	621,099

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,436,678)			3,436,678

AFFILIATED INVESTMENTS - SHORT TERM — 26.6%
Institutional Money Market Trust(e)
(Cost $73,336,091)		73,336	73,336,091

TOTAL INVESTMENTS IN SECURITIES — 129.6%
(Cost $307,716,205(a))			355,732,436
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (28.0)%			(76,772,769)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%			(4,538,901)

NET ASSETS — 100.0%			$274,420,766

(a)	Cost for federal income tax purposes is $308,571,960. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$53,172,744
Gross unrealized depreciation	(6,012,268)

$47,160,476

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

13

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 97.2%
Aerospace — 1.7%
K&F Industries Holdings, Inc.(b)(c)	23,000	$522,330
Orbital Sciences Corp.(b)	49,300	909,092

		1,431,422

Banks — 13.4%
Boston Private Financial Holdings, Inc.	42,900	1,210,209
Cathay General Bancorp(c)	20,800	717,808
Central Pacific Financial Corp.	22,300	864,348
Columbia Banking System, Inc.	13,400	470,608
First Midwest Bancorp, Inc.	35,600	1,377,008
First Niagara Financial Group, Inc.	87,900	1,306,194
First State Bancorporation	19,300	477,675
KBW, Inc.(b)	32,000	940,480
Sterling Financial Corp.	26,160	884,470
Taylor Capital Group, Inc.	17,800	651,658
Umpqua Holdings Corp.	37,344	1,099,034
Wintrust Financial Corp.(c)	17,200	825,944
WSFS Financial Corp.	9,194	615,354

		11,440,790

Broadcasting — 0.5%
Outdoor Channel Holdings, Inc.(b)	31,300	401,579

Business Services — 3.2%
The Brink’s Co.(c)	36,900	2,358,648
National Financial Partners Corp.	8,310	365,391

		2,724,039

Computer & Office Equipment — 3.4%
Electronics for Imaging, Inc.(b)	50,100	1,331,658
Imation Corp.	33,600	1,560,048

		2,891,706

Computer Software & Services — 4.0%
CACI International, Inc.(b)	11,700	661,050
Emulex Corp.(b)	26,100	509,211
Hyperion Solutions Corp.(b)	14,800	531,912
Lawson Software, Inc.(b)	69,500	513,605
TIBCO Software, Inc.(b)	132,700	1,252,688

		3,468,466

Construction — 3.5%
Dycom Industries, Inc.(b)	14,400	304,128
Texas Industries, Inc.	21,700	1,393,791
Washington Group International, Inc.(b)	21,200	1,267,548

		2,965,467

Containers — 1.4%
Silgan Holdings, Inc.	27,200	1,194,624

Electronics — 0.6%
Directed Electronics, Inc.(b)	43,407	497,010

Energy & Utilities — 2.7%
Black Hills Corp.	25,800	953,052
ITC Holdings Corp.	12,600	502,740
PNM Resources, Inc.	29,100	905,010

		2,360,802

Entertainment & Leisure — 6.5%
Morgans Hotel Group Co.(b)	17,517	296,563
Orient - Express Hotels Ltd. - Class A	46,100	2,181,452
Pinnacle Entertainment, Inc.(b)	32,900	1,090,306
Regal Entertainment Group - Class A(c)	50,000	1,066,000
Sunterra Corp.(b)	18,162	218,852
Vail Resorts, Inc.(b)	16,122	722,588

		5,575,761

Finance — 0.8%
Jackson Hewitt Tax Service, Inc.	19,100	648,827

Food & Agriculture — 4.2%
Hain Celestial Group, Inc.(b)	55,200	1,722,792
Pilgrim’s Pride Corp.	20,800	612,144
Ralcorp Holdings, Inc.(b)	25,300	1,287,517

		3,622,453

Insurance — 5.2%
Aspen Insurance Holdings Ltd.	43,800	1,154,568
Endurance Specialty Holdings Ltd.	28,285	1,034,665
The Hanover Insurance Group, Inc.	19,498	951,503
Platinum Underwriters Holdings Ltd.	41,900	1,296,386

		4,437,122

Machinery & Heavy Equipment — 1.4%
Astec Industries, Inc.(b)	22,000	772,200
H&E Equipment Services, Inc.(b)	18,400	455,768

		1,227,968

Manufacturing — 6.6%
Aptargroup, Inc.	8,358	493,456
Gardner Denver, Inc.(b)	25,400	947,674
Goodman Global, Inc.(b)	23,073	396,856
Lennox International, Inc.	36,583	1,119,806
Phillips-Van Heusen Corp.	11,900	597,023
Shuffle Master, Inc.(b)(c)	29,300	767,660
Watson Wyatt Worldwide, Inc.	29,500	1,331,925

		5,654,400

Medical & Medical Services — 2.7%
Magellan Health Services, Inc.(b)	19,600	847,112
Per - Se Technologies, Inc.(b)	52,500	1,458,450

		2,305,562

Medical Instruments & Supplies — 4.0%
DJ Orthopedics, Inc.(b)	57,345	2,455,513
Hologic, Inc.(b)	14,834	701,351
Polymedica Corp.	6,000	242,460

		3,399,324

Metal & Mining — 1.0%
Century Aluminum Co.(b)	19,350	863,978

Motor Vehicles — 1.6%
LoJack Corp.(b)	27,953	477,437
Tenneco Automotive, Inc.(b)	35,800	884,976

		1,362,413

Oil & Gas — 4.6%
Cal Dive International, Inc.(b)	42,200	529,610
Comstock Resources, Inc.(b)	22,100	686,426

14

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Goodrich Petroleum Corp.(b)(c)		21,618	$782,139
Hercules Offshore, Inc.(b)		22,746	657,360
Oceaneering International, Inc.(b)		16,300	647,110
Universal Compression Holdings, Inc.(b)		10,700	664,577

			3,967,222

Pharmaceuticals — 1.2%
Axcan Pharma, Inc.(b)		71,514	1,018,359

Publishing & Printing — 0.4%
Marvel Entertainment, Inc.(b)		12,700	341,757

Real Estate — 4.5%
Arbor Realty Trust, Inc. (REIT)		21,000	631,890
BioMed Realty Trust, Inc. (REIT)		28,300	809,380
Corporate Office Properties Trust (REIT)(c)		17,507	883,578
Education Realty Trust, Inc. (REIT)		49,400	729,638
Innkeepers USA Trust (REIT)		48,900	757,950

			3,812,436

Restaurants — 0.9%
Landry’s Restaurants, Inc.(c)		27,002	812,490

Retail Merchandising — 8.0%
Big 5 Sporting Goods Corp.		23,200	566,544
Borders Group, Inc.(c)		37,200	831,420
Copart, Inc.(b)		30,300	909,000
Genesco, Inc.(b)(c)		24,400	910,120
Guitar Center, Inc.(b)		8,100	368,226
Hot Topic, Inc.(b)		45,200	602,968
Jarden Corp.(b)(c)		25,200	876,708
Payless ShoeSource, Inc.(b)		20,700	679,374
Saks, Inc.(c)		51,600	919,512
The Talbots, Inc.(c)		6,938	167,206

			6,831,078

Security Brokers & Dealers — 3.4%
GFI Group, Inc.(b)		9,300	579,018
Piper Jaffray Cos., Inc.(b)(c)		31,600	2,058,740
TradeStation Group, Inc.(b)		21,900	301,125

			2,938,883

Semiconductors & Related Devices — 1.2%
PMC-Sierra, Inc.(b)(c)		72,700	487,817
Varian Semiconductor Equipment Associates, Inc.(b)		11,600	528,032

			1,015,849

Soaps & Cosmetics — 1.0%
NU Skin Enterprises, Inc.		45,066	821,553

Transportation — 2.0%
Hornbeck Offshore Services, Inc.(b)		16,800	599,760
Kirby Corp.(b)		33,300	1,136,529

			1,736,289

Waste Management — 1.6%
Waste Connections, Inc.(b)		33,700	1,400,235

TOTAL COMMON STOCKS
(Cost $71,062,789)			83,169,864

SHORT TERM INVESTMENTS — 2.2%
Galileo Money Market Fund
(Cost $1,929,164)		1,929,164	1,929,164

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 99.4%
(Cost $72,991,953)			85,099,028

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 0.2%
Morgan Stanley, Variable Rate Commercial Paper
5.37%(d)(e)
(Cost $113,859)	01/02/07	$114	113,859

AFFILIATED INVESTMENTS — SHORT TERM — 13.5%
Institutional Money Market Trust(e)
(Cost $11,570,128)		11,570	11,570,128

TOTAL INVESTMENTS IN SECURITIES — 113.1%
(Cost $84,675,940(a))			96,783,015
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (13.7)%			(11,683,987)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			510,536

NET ASSETS — 100.0%			$85,609,564

(a)	Cost for federal income tax purposes is $85,193,340. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,273,493
Gross unrealized depreciation	(683,818)

$11,589,675

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

15

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.5%
Aerospace — 3.0%
AAR Corp.(b)(c)	50,250	$1,466,798
LMI Aerospace, Inc.(b)	49,700	769,356
Orbital Sciences Corp.(b)	22,550	415,822

		2,651,976

Banks — 9.1%
Boston Private Financial Holdings, Inc.	35,600	1,004,276
Cathay General Bancorp(c)	31,800	1,097,418
Central Pacific Financial Corp.	23,267	901,829
Columbia Banking System, Inc.	25,700	902,584
First State Bancorporation	17,300	428,175
KBW, Inc.(b)	16,000	470,240
Umpqua Holdings Corp.	43,500	1,280,205
Wintrust Financial Corp.(c)	24,800	1,190,896
WSFS Financial Corp.	9,650	645,874

		7,921,497

Broadcasting — 1.3%
Alliance Atlantis Communications, Inc.(b)	17,000	737,800
CKX, Inc.(b)	33,050	387,677

		1,125,477

Business Services — 4.8%
Forrester Research, Inc.(b)	43,450	1,177,930
HMS Holdings Corp.(b)	60,850	921,877
National Financial Partners Corp.	15,200	668,344
Net1 UEPS Technologies, Inc.(b)	36,150	1,068,594
PRA International(b)	15,794	399,114

		4,235,859

Computer & Office Equipment — 2.0%
Electronics for Imaging, Inc.(b)	64,800	1,722,384

Computer Software & Services — 11.3%
Aladdin Knowledge Systems Ltd.(b)	25,300	493,097
Blackboard, Inc.(b)(c)	42,000	1,261,680
CACI International, Inc.(b)	21,350	1,206,275
Lawson Software, Inc.(b)	86,050	635,910
Move, Inc.(b)	94,900	522,899
Phase Forward, Inc.(b)	79,900	1,196,902
SkillSoft PLC - ADR(b)	281,750	1,749,667
TIBCO Software, Inc.(b)	92,050	868,952
Trident Microsystems, Inc.(b)(c)	24,850	451,773
The TriZetto Group, Inc.(b)	80,568	1,480,034

		9,867,189

Containers — 1.2%
Silgan Holdings, Inc.	23,350	1,025,532

Electronics — 2.0%
Directed Electronics, Inc.(b)	61,200	700,740
FLIR Systems, Inc.(b)(c)	33,850	1,077,446

		1,778,186

Energy & Utilities — 0.9%
El Paso Electric Co.(b)	17,800	433,786
Pike Electric Corp.(b)(c)	19,855	324,232

		758,018

Entertainment & Leisure — 7.6%
Gaylord Entertainment Co.(b)	10,400	529,672
Morgans Hotel Group Co.(b)	82,050	1,389,107
Orient-Express Hotels Ltd. - Class A	60,435	2,859,784
Pinnacle Entertainment, Inc.(b)(c)	32,200	1,067,108
Sunterra Corp.(b)	68,330	823,376

		6,669,047

Insurance — 3.8%
First Mercury Financial Corp.(b)	37,900	891,408
IPC Holdings Ltd.	21,176	665,985
National Atlantic Holdings Corp. - Class A(b)	36,400	424,424
Platinum Underwriters Holdings Ltd.	42,379	1,311,206

		3,293,023

Manufacturing — 11.8%
Actuant Corp. - Class A	19,700	938,705
American Railcar Industries, Inc.	39,200	1,334,368
Aptargroup, Inc.	18,400	1,086,336
Chart Industries, Inc.(b)	65,150	1,056,081
Chattem, Inc.(b)	24,600	1,231,968
Hexel Corp.(b)(c)	57,400	999,334
K2, Inc.(b)	75,650	997,824
Paxar Corp.(b)	40,950	944,307
Powerwave Technologies, Inc.(b)	110,600	713,370
Shuffle Master, Inc.(b)(c)	39,500	1,034,900

		10,337,193

Medical & Medical Services — 5.0%
Pediatrix Medical Group, Inc.(b)	40,850	1,997,565
Radiation Therapy Services, Inc.(b)	14,300	450,736
Vital Images, Inc.(b)	54,750	1,905,300

		4,353,601

Medical Instruments & Supplies — 10.5%
Align Technology, Inc.(b)(c)	69,400	969,518
DJ Orthopedics, Inc.(b)	71,250	3,050,925
Ev3, Inc.(b)	51,850	893,375
Hologic, Inc.(b)(c)	41,250	1,950,300
Immucor, Inc.(b)	7,525	219,956
MWI Veterinary Supply, Inc.(b)	15,150	489,345
Orthofix International, NV(b)	17,900	895,000
ThermoGenesis Corp.(b)	163,300	703,823

		9,172,242

Metal & Mining — 1.7%
Foundation Coal Holdings, Inc.(c)	10,500	333,480
Universal Stainless & Alloy Products, Inc.(b)	34,250	1,146,690

		1,480,170

Motor Vehicles — 1.2%
Tenneco Automotive, Inc.(b)	41,800	1,033,296

Oil & Gas — 4.8%
Cal Dive International, Inc.(b)	27,700	347,635
Goodrich Petroleum Corp.(b)	11,550	417,879
Hercules Offshore, Inc.(b)	14,350	414,715
Mariner Energy, Inc.(b)	41,600	815,360
Oil States International, Inc.(b)	15,900	512,457
Petrohawk Energy Corp.(b)	60,290	693,335

16

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Superior Energy Services, Inc.(b)(c)		30,450	$995,106

			4,196,487

Personal Services — 1.6%
Laureate Education, Inc.(b)(c)		28,450	1,383,524

Pharmaceuticals — 0.7%
ICON PLC - ADR(b)		17,500	659,750

Real Estate — 3.0%
Corporate Office Properties Trust (REIT)(c)		20,100	1,014,447
Education Realty Trust, Inc. (REIT)		59,100	872,907
Gramercy Capital Corp. (REIT)		22,800	704,292

			2,591,646

Retail Merchandising — 6.0%
The Children’s Place Retail Stores, Inc.(b)		13,400	851,168
Genesco, Inc.(b)(c)		22,910	854,543
Golfsmith International Holdings, Inc.(b)		92,600	899,146
Jarden Corp.(b)(c)		41,825	1,455,092
Sally Beauty Holdings, Inc.(b)		45,000	351,000
Tractor Supply Co.(b)(c)		18,250	815,957

			5,226,906

Security Brokers & Dealers — 1.3%
Piper Jaffray Cos., Inc.(b)(c)		16,950	1,104,292

Semiconductors & Related Devices — 2.6%
Rudolph Technologies, Inc.(b)		51,550	820,676
Silicon Storage Technology, Inc.(b)		196,100	884,411
Ultra Clean Holdings, Inc.(b)		42,350	523,023

			2,228,110

Telecommunications — 1.6%
Dobson Communications Corp. - Class A(b)		51,200	445,952
EMS Technologies, Inc.(b)		49,300	987,479

			1,433,431

Transportation — 0.7%
Vitran Corp., Inc.(b)		34,200	594,054

TOTAL COMMON STOCKS
(Cost $75,786,354)			86,842,890

SHORT TERM INVESTMENTS — 0.5%
Galileo Money Market Fund
(Cost $425,463)		425,463	425,463

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.0%
(Cost $76,211,817)			87,268,353

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 4.6%
Bank of America Corp., Master Notes
5.38%(d)(e)	01/02/07	$1,243	1,242,979
Citigroup, Inc., Master Notes
5.38%(d)(e)	01/02/07	554	554,194
Morgan Stanley, Variable Rate Commercial Paper
5.37%(d)(e)	01/02/07	2,205	2,205,019
TOTAL SECURITIES LENDING COLLATERAL

(Cost $4,002,192)			4,002,192

AFFILIATED INVESTMENTS—SHORT TERM — 18.9%
Institutional Money Market Trust(e)
(Cost $16,449,731)		16,450	16,449,731

TOTAL INVESTMENTS IN SECURITIES — 123.5%
(Cost $96,663,740(a))			107,720,276
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (23.5)%			(20,451,923)
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(12,488)

NET ASSETS — 100.0%			$87,255,865

(a)	Cost for federal income tax purposes is $96,809,486. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,377,547
Gross unrealized depreciation	(1,466,757)

$10,910,790

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

17

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SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 93.7%
Aerospace — 2.9%
Armor Holdings, Inc.(b)	121,900	$6,686,215
BE Aerospace, Inc.(b)(c)	501,000	12,865,680
LMI Aerospace, Inc.(b)	88,500	1,369,980

		20,921,875

Banks — 2.4%
Greenhill & Co., Inc.(c)	85,800	6,332,040
KBW, Inc.(b)	4,600	135,194
Signature Bank(b)	182,500	5,653,850
UMB Financial Corp.	145,200	5,301,252

		17,422,336

Broadcasting — 2.5%
CKX, Inc.(b)	1,034,200	12,131,166
Outdoor Channel Holdings, Inc.(b)	461,200	5,917,196

		18,048,362

Business Services — 9.4%
Advisory Board Co.(b)	154,600	8,277,284
Commvault Systems, Inc.(b)	147,800	2,957,478
Diamond Management & Technology Consultants, Inc.	1,242,100	15,451,724
eFunds Corp.(b)	279,900	7,697,250
Exlservice Holdings, Inc.(b)	203,413	4,279,809
Forrester Research, Inc.(b)	355,800	9,645,738
Gartner, Inc. - Class A(b)(c)	351,800	6,962,122
Healthcare Services Group, Inc.	347,300	10,057,808
WNS Holdings Ltd. - ADR(b)	64,000	1,990,400

		67,319,613

Chemicals — 0.9%
Agrium, Inc.(c)	197,000	6,203,530

Computer Software & Services — 17.8%
Aladdin Knowledge Systems Ltd.(b)	387,400	7,550,426
Blackboard, Inc.(b)(c)	376,500	11,310,060
CACI International, Inc.(b)	118,400	6,689,600
Double-Take Software, Inc.(b)	46,000	592,480
Foundry Networks, Inc.(b)	414,400	6,207,712
i2 Technologies, Inc.(b)(c)	378,000	8,625,960
IHS, Inc.(b)	383,500	15,140,580
Interwoven, Inc.(b)	301,300	4,420,071
Move, Inc.(b)	1,710,500	9,424,855
SI International, Inc.(b)	160,300	5,196,926
SkillSoft PLC - ADR(b)	2,799,730	17,386,323
SonicWALL, Inc.(b)	1,725,600	14,529,552
Transaction Systems Architects, Inc.(b)	417,800	13,607,746
VeriFone Holdings, Inc.(b)(c)	194,200	6,874,680

		127,556,971

Energy & Utilities — 1.7%
Airgas, Inc.	297,400	12,050,648

Entertainment & Leisure — 4.7%
Orient-Express Hotels Ltd. - Class A	224,300	10,613,876
Scientific Games Corp. - Class A(b)(c)	258,700	7,820,501
Vail Resorts, Inc.(b)	230,000	10,308,600
World Wrestling Entertainment, Inc.	281,800	4,593,340

		33,336,317

Finance — 5.5%
Affiliated Managers Group, Inc.(b)(c)	61,700	6,486,521
Evercore Partners, Inc.(b)	47,700	1,757,745
Investment Technology Group, Inc.(b)	173,000	7,418,240
Net1 UEPS Technologies, Inc.(b)	370,500	10,951,980
Wright Express Corp.(b)(c)	405,200	12,630,084

		39,244,570

Machinery & Heavy Equipment — 0.8%
Bucyrus International, Inc. - Class A(c)	115,400	5,973,104

Manufacturing — 8.5%
Actuant Corp. - Class A	144,500	6,885,425
Diodes, Inc.(b)	88,800	3,150,624
Gardner Denver, Inc.(b)	359,500	13,412,945
Heelys, Inc.(b)	20,900	671,099
Ladish Co., Inc.(b)	19,600	726,768
Mueller Water Products, Inc. - Class A(c)	226,000	3,360,620
RBC Bearings, Inc.(b)	149,900	4,296,134
The Warnaco Group, Inc.(b)	435,400	11,050,452
Watson Wyatt Worldwide, Inc.	378,200	17,075,730

		60,629,797

Medical & Medical Services — 7.7%
Digene Corp.(b)	261,900	12,550,248
Noven Pharmaceuticals, Inc.(b)	695,900	17,710,655
Pediatrix Medical Group, Inc.(b)	237,200	11,599,080
Santarus, Inc.(b)(c)	724,300	5,671,269
Symbion, Inc.(b)	431,800	7,992,618

		55,523,870

Medical Instruments & Supplies — 10.4%
Adeza Biomedical Corp.(b)	341,800	5,096,238
Align Technology, Inc.(b)(c)	946,599	13,223,988
Bruker BioSciences Corp.(b)	463,100	3,477,881
Cutera, Inc.(b)	259,700	7,011,900
Hologic, Inc.(b)(c)	165,850	7,841,388
Home Diagnostics, Inc.(b)	134,700	1,427,820
IntraLase Corp.(b)	431,500	9,656,970
Kyphon, Inc.(b)(c)	202,200	8,168,880
Martek Biosciences Corp.(b)	284,600	6,642,564
Wright Medical Group, Inc.(b)	516,881	12,032,990

		74,580,619

Metal & Mining — 1.7%
Century Aluminum Co.(b)	135,400	6,045,610
Massey Energy Co.(c)	258,400	6,002,632

		12,048,242

Oil & Gas — 4.7%
Atwood Oceanics, Inc.(b)	142,300	6,968,431
Comstock Resources, Inc.(b)	222,500	6,910,850
Oceaneering International, Inc.(b)	190,700	7,570,790
Parallel Petroleum Corp.(b)	151,800	2,667,126
Superior Energy Services, Inc.(b)(c)	295,600	9,660,208

		33,777,405

Personal Services — 1.1%
Laureate Education, Inc.(b)(c)	166,600	8,101,758

18

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SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants — 1.3%
Red Robin Gourmet Burgers, Inc.(b)		263,400	$9,442,890

Retail Merchandising — 2.8%
The Children’s Place Retail Stores, Inc.(b)		96,700	6,142,384
Dick’s Sporting Goods, Inc.(b)(c)		183,221	8,975,997
Golfsmith International Holdings, Inc.(b)		320,000	3,107,200
Tween Brands, Inc.(b)		54,300	2,168,199

			20,393,780

Semiconductors & Related Devices — 4.6%
Cymer, Inc.(b)(c)		121,200	5,326,740
Micrel, Inc.(b)(c)		591,400	6,375,292
Microsemi Corp.(b)(c)		350,100	6,879,465
Standard Microsystems Corp.(b)		336,700	9,420,866
Varian Semiconductor Equipment Associates, Inc.(b)(c)		106,700	4,856,984

			32,859,347

Telecommunications — 2.3%
EMS Technologies, Inc.(b)		283,500	5,678,505
Occam Networks, Inc.(b)		339,200	5,596,800
Polycom, Inc.(b)(c)		179,000	5,532,890

			16,808,195

TOTAL COMMON STOCKS
(Cost $520,207,004)			672,243,229

	MATURITY	PAR/SHARE (000)
SHORT TERM INVESTMENTS — 6.6%
Federal Home Loan Bank, Discount Notes
4.80%(d)	01/02/07	$38,000	37,984,800
Galileo Money Market Fund		9,414	9,414,485

TOTAL SHORT TERM INVESTMENTS
(Cost $47,399,285)			47,399,285

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.3%
(Cost $567,606,289)			719,642,514

SECURITIES LENDING COLLATERAL — 0.8%
Bank of America Corp., Master Notes
5.38%(e)(f)	01/02/07	1,179	1,178,938
Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	4,287	4,286,658

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,465,596)			5,465,596

		NUMBER OF SHARES
AFFILIATED INVESTMENTS — SHORT TERM — 19.3%
Institutional Money Market Trust(f)
(Cost $138,876,483)		138,876,483	138,876,483

TOTAL INVESTMENTS IN SECURITIES — 120.4%
(Cost $711,948,368(a))			863,984,593
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (20.1)%			(144,342,079)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(2,289,247)

NET ASSETS — 100.0%			$717,353,267

(a)	Cost for federal income tax purposes is $715,506,567. Thegross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$161,430,664
Gross unrealized depreciation	(12,952,638)

$148,478,026

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	The rate shown is the effective yield at the time of purchase. (e) Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

19

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.1%
Brazil — 0.4%
Telecommunications — 0.4%
Net Servicos de Comunicacao SA - ADR	12,000	$143,760

France — 2.0%
Computer & Office Equipment — 0.5%
Neopost SA	1,400	175,843

Machinery & Heavy Equipment — 0.8%
Alstom	1,900	257,581

Telecommunications — 0.7%
Alcatel SA - ADR	15,800	224,676

Total France		658,100

Germany — 1.8%
Computer Software & Services — 1.8%
SAP AG - ADR(b)	6,200	329,220
Software AG	3,200	252,350

		581,570

Hong Kong — 1.8%
Semiconductors & Related Devices — 0.9%
ASM Pacific Technology Ltd.	48,600	270,545

Telecommunications — 0.9%
China Communications Services Corp. Ltd.(c)	600	343
China Mobile Ltd.	34,500	298,060

		298,403

India — 1.0%
Telecommunications — 1.0%
Bharti Tele-Ventures Ltd.	23,100	328,113

Indonesia — 1.0%
Telecommunications — 1.0%
PT Telekomunikasi Indonesia	280,000	314,449

Japan — 2.3%
Computer Software & Services — 1.3%
Nippon System Development	7,100	225,520
Obic Co. Ltd.	1,000	206,966

		432,486

Energy & Utilities — 0.5%
Kurita Water Industries Ltd.	6,800	146,851

Machinery & Heavy Equipment — 0.5%
Disco Corp.	2,500	175,833

Total Japan		755,170

Malaysia — 1.0%
Telecommunications — 1.0%
Digi.com Berhad	73,000	314,512

Mexico — 1.1%
Telecommunications — 1.1%
America Movil SA - ADR	7,800	352,716

Netherlands — 0.6%
Semiconductors & Related Devices — 0.6%
ASML Holding NV(b)(c)	8,000	197,040

Singapore — 0.6%
Electronic Components & Accessories — 0.6%
Stats Chippac Ltd.(c)	258,800	197,422

South Korea — 1.1%
Computer Software & Services — 0.7%
NHN Corp.(c)	1,800	220,839

Electronics — 0.4%
Samsung Electronics Co. Ltd.	200	131,828

Total South Korea		352,667

Sweden — 1.0%
Manufacturing — 1.0%
Telefonaktiebolaget LM Ericsson - ADR(b)	8,000	321,840

Switzerland — 1.7%
Pharmaceuticals — 1.7%
Roche Holding AG	1,400	251,046
Roche Holding AG - ADR	3,200	286,393

		537,439

Taiwan — 4.8%
Computer & Office Equipment — 0.6%
Gemtek Technology Corp.	67,000	145,782
Lite-On Technology Corp.	24,769	33,484

		179,266

Computer Software & Services — 0.4%
MediaTek, Inc.	13,000	134,448

Electronics — 1.6%
Cheng Uei Precision Industry Co. Ltd.	44,960	160,744
Hon Hai Precision Industry Co. Ltd.	48,794	348,154

		508,898

Manufacturing — 1.1%
Wistron Corp.	238,461	354,197

Semiconductors & Related Devices — 1.1%
Powerchip Semiconductor Corp.	261,000	176,216
Realtek Semiconductor Corp.	103,000	177,330

		353,546

Total Taiwan		1,530,355

United Kingdom — 1.7%
Aerospace — 0.7%
Meggitt PLC	37,900	230,043

Computer Software & Services — 1.0%
Autonomy Corp. PLC	30,200	302,456

Total United Kingdom		532,499

United States — 75.2%
Aerospace — 2.3%
Goodrich Corp.(b)	5,900	268,745
Lockheed Martin Corp.	5,100	469,557

		738,302

Business Services — 4.1%
Akamai Technologies, Inc.(b)(c)	9,800	520,576
Aquantive, Inc.(b)(c)	5,200	128,232
Fiserv, Inc.(c)	7,700	403,634
Huron Consulting Group, Inc.(c)	4,400	199,496

20

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Business Services (Continued)
Stanley, Inc.(c)	4,300	$72,713

		1,324,651

Computer & Office Equipment — 9.9%
Apple Computer, Inc.(c)	7,800	661,752
Cisco Systems, Inc.(b)(c)	30,100	822,633
Dell, Inc.(c)	6,500	163,085
Hewlett-Packard Co.	11,500	473,685
International Business Machines Corp.	5,900	573,185
Isilon Systems, Inc.(b)(c)	1,300	35,880
Network Appliance, Inc.(b)(c)	11,800	463,504

		3,193,724

Computer Software & Services — 16.3%
3Com Corp.(b)(c)	39,500	162,345
Adobe Systems, Inc.(c)	11,100	456,432
Autodesk, Inc.(c)	6,600	267,036
BEA Systems, Inc.(c)	16,100	202,538
Double-Take Software, Inc.(c)	4,000	51,520
Electronic Arts, Inc.(c)	4,300	216,548
Foundry Networks, Inc.(c)	11,900	178,262
Google, Inc. - Class A(c)	1,400	644,672
Hyperion Solutions Corp.(c)	5,500	197,670
Juniper Networks, Inc.(b)(c)	10,500	198,870
Microsoft Corp.	17,000	507,620
Netlist, Inc.(c)	12,700	123,444
Oracle Corp.(c)	23,100	395,934
Seagate Technology, Inc.	10,500	278,250
SI International, Inc.(c)	5,000	162,100
Sun Microsystems, Inc.(c)	23,800	128,996
Sybase, Inc.(c)	14,600	360,620
Symantec Corp.(c)	11,000	229,350
TIBCO Software, Inc.(c)	29,500	278,480
VeriSign, Inc.(c)	8,000	192,400

		5,233,087

Electronics — 3.9%
Agilent Technologies, Inc.(c)	7,800	271,830
Amphenol Corp.	5,300	329,024
Intel Corp.	18,700	378,675
Molex, Inc.	4,200	132,846
TTM Technologies, Inc.(c)	12,500	141,625

		1,254,000

Entertainment & Leisure — 0.8%
Comcast Corp.(b)(c)	6,400	270,912

Manufacturing — 0.6%
Corning, Inc.(c)	11,200	209,552

Measuring & Controlling Devices — 1.3%
KLA-Tencor Corp.(b)	8,100	402,975

Medical & Medical Services — 1.2%
Amgen, Inc.(b)(c)	3,300	225,423
Biomet, Inc.	4,100	169,207

		394,630

Medical Instruments & Supplies — 6.6%
Alcon, Inc.	1,500	167,655
Cyberonics, Inc.(b)(c)	6,200	127,968
Johnson & Johnson	3,500	231,070
Medtronic, Inc.(b)	6,500	347,815
Northstar Neuroscience, Inc.(c)	3,900	56,082
Stryker Corp.	4,000	220,440
Varian Medical Systems, Inc.(c)	6,646	316,150
Waters Corp.(c)	4,676	228,984
Wright Medical Group, Inc.(b)(c)	11,800	274,704
Zimmer Holdings, Inc.(c)	2,100	164,598

		2,135,466

Pharmaceuticals — 10.4%
Affymax, Inc.(b)(c)	2,100	71,484
Alexion Pharmaceuticals, Inc.(b)(c)	16,900	682,591
Allergan, Inc.(b)	3,000	359,220
Applera Corp. - Celera Genomic Group(c)	12,200	170,678
Biogen Idec, Inc.(c)	5,100	250,869
BioMarin Pharmaceutical, Inc.(b)(c)	20,200	331,078
Genentech, Inc.(c)	4,600	373,198
Gilead Sciences, Inc.(c)	4,900	318,157
InterMune, Inc.(b)(c)	3,200	98,400
Merck & Co., Inc.	3,700	161,320
Pfizer, Inc.	5,800	150,220
Pharmion Corp.(c)	6,400	164,736
Regeneron Pharmaceuticals, Inc.(c)	10,300	206,721

		3,338,672

Semiconductors & Related Devices — 10.0%
Agere Systems, Inc.(b)(c)	13,100	251,127
Applied Materials, Inc.(b)	13,300	245,385
Broadcom Corp. - Class A(c)	9,500	306,945
Cymer, Inc.(c)	1,800	79,110
Infineon Technologies AG - ADR(c)	13,000	182,390
Integrated Device Technology, Inc.(b)(c)	17,800	275,544
Lam Research Corp.(b)(c)	5,300	268,286
Marvell Technology Group Ltd.(b)(c)	13,200	253,308
Maxim Integrated Products, Inc.	7,400	226,588
MEMC Electronic Materials, Inc.(c)	5,200	203,528
Micron Technology, Inc.(c)	10,500	146,580
NVIDIA Corp.(b)(c)	7,500	277,575
Spansion, Inc.(c)	6,100	90,646
Taiwan Semiconductor Manufacturing Co. Ltd.	25,200	275,436
Verigy Ltd.(c)	7,055	125,226

		3,207,674

Telecommunications — 7.8%
Amdocs Ltd.(c)	5,300	205,375
AT&T, Inc.(b)	7,400	264,550
Atheros Communications, Inc.(c)	8,100	172,692
Ciena Corp.(c)	6,900	191,199
Eschelon Telecom, Inc.(c)	5,000	99,050
Harris Corp.	3,900	178,854
Motorola, Inc.	9,200	189,152
NeuStar, Inc. - Class A(c)	5,000	162,200
Oplink Communications, Inc.(c)	13,900	285,784
Optium Corp.(c)	1,700	42,398

21

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SCHEDULE OF INVESTMENTS

GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Telecommunications (Continued)
Qualcomm, Inc.		8,600	$324,994
Research In Motion Ltd.(c)		1,600	204,448
Windstream Corp.		12,376	175,987

			2,496,683

Total United States			24,200,328

TOTAL COMMON STOCKS
(Cost $26,666,726)			31,886,928

SHORT TERM INVESTMENTS — 0.9%
Galileo Money Market Fund
(Cost $279,790)		279,790	279,790

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.0%
(Cost $26,946,516)			32,166,718

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 2.2%
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(d)(e)	01/02/07	$247	246,511
Citigroup, Inc., Master Notes
5.38%(d)(e)	01/02/07	211	210,991
Morgan Stanley, Variable Rate Commercial Paper
5.37%(d)(e)	01/02/07	271	271,320

TOTAL SECURITIES LENDING COLLATERAL
(Cost $728,822)			728,822

AFFILIATED INVESTMENTS - SHORT TERM — 18.8%
Institutional Money Market Trust(e)
(Cost $6,049,875)		6,050	6,049,875

TOTAL INVESTMENTS IN SECURITIES — 121.0%
(Cost $33,725,213(a))			38,945,415
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (21.1)%			(6,778,697)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			10,848

NET ASSETS — 100.0%			$32,177,566

(a)	Cost for federal income tax purposes is $33,846,284. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$5,427,623
Gross unrealized depreciation	(328,492)

$5,099,131

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

22

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SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 100.2%
Canada — 23.9%
Banks — 0.0%
Quest Capital Corp.	61,000	$157,450

Metal & Mining — 7.6%
Alexco Resource Corp.(b)	474,683	1,998,622
Aurora Energy Resources, Inc.(b)	246,000	2,858,380
AXMIN, Inc.(b)	2,187,952	1,857,456
Bema Gold Corp.(b)	250,000	1,312,500
Energy Metals Corp.(b)	435,100	3,768,392
European Goldfields Ltd.(b)	561,400	2,330,040
Frontier Pacific Mining Corp.(b)	3,024,300	1,970,988
Gateway Gold Corp.(b)	500,000	360,159
Gold Reserve, Inc.(b)	123,948	585,035
Goldcorp, Inc.	4,600	130,606
Golden Star Resources Ltd.(b)	789,408	2,308,349
International Uranium Corp.(b)	218,500	2,210,951
Katanga Mining Ltd.(b)	1,000,000	6,174,163
Mag Silver Corp.(b)	2,026,200	11,050,578
Mena Resources, Inc.(b)	20,000	38,932
Minefinders Corp. Ltd.(b)	250,000	2,225,000
Nevsun Resources Ltd. (acquired 8/8/97 through 9/9/04, cost $4,883,732)(b)(c)(d)	1,554,800	3,399,854
Northern Star Mining Corp.(b)	600,000	488,788
NovaGold Resources, Inc.(b)(e)	371,843	6,380,826
Orezone Resources, Inc.(b)	500,000	707,456
Polymet Mining Corp.(b)	1,250,000	3,966,042
Radius Gold, Inc.(b)	569,700	229,609
Romarco Minerals, Inc.(b)	223,000	57,368
Southwestern Resources Corp.(b)	566,900	3,859,869
Stratagold Corp.(b)	1,703,700	1,899,250
Sunridge Gold Corp.(b)	1,969,912	5,574,506
Triex Minerals Corp. (acquired 12/23/05, cost $671,761)(c)(f)	312,100	1,298,019
Virginia Mines, Inc.(b)	216,350	779,205
West Timmins Mining, Inc.(b)	1,285,423	628,299
X-Cal Resources Ltd.(b)	1,755,500	421,507

		70,870,749

Motor Vehicles — 0.1%
Westport Innovations, Inc. (acquired 12/17/03 through 9/15/04, cost $1,052,339)(b)(c)(d)	959,500	995,579

Oil & Gas — 16.1%
Accrete Energy, Inc.(b)	13,690	71,611
Alberta Clipper Energy, Inc.(b)	95,415	493,378
Baytex Energy Trust	421,948	8,061,571
Birchcliff Energy Ltd.(b)	721,500	2,530,493
Bow Valley Energy Ltd.(b)	634,600	3,662,357
C1 Energy Ltd.(b)	647,099	377,333
Canadian Superior Energy, Inc.(b)	1,091,000	2,182,000
Canext Energy Ltd.(b)	201,600	280,060
Capitol Energy Resources Ltd.(b)	620,325	2,271,395
Cinch Energy Corp.(b)	901,980	827,611
Compton Petroleum Corp.(b)	1,267,329	11,574,029
Crescent Point Energy Trust	40,441	610,352
Crew Energy, Inc. (acquired 6/24/98 through 3/10/06, cost $3,002,247)(b)(c)	727,137	7,669,498
Cyries Energy, Inc.(b)	69,096	750,122
Daylight Resources Trust	346,361	3,032,498
Delphi Energy Corp.(b)	831,300	1,767,889
Ember Resources, Inc.(b)	274,224	604,344
Endev Energy, Inc.(b)	1,538,300	1,635,717
Equinox Minerals Ltd.(b)	1,552,114	2,515,539
Fairborne Energy Trust	204,620	1,833,623
Fairquest Energy Ltd.(b)	140,868	386,552
First Calgary Petroleums Ltd.(b)	740,786	4,427,628
Galleon Energy, Inc. - Class A (acquired 1/20/05 through 3/13/06, cost $9,925,963)(b)(c)(f)	1,750,482	27,139,488
Gastar Exploration Ltd.(b)(e)	636,479	1,368,430
Highpine Oil & Gas Ltd.(b)	277,650	3,738,031
HSE Integrated Ltd.(b)	28,238	42,376
Innova Exploration Ltd. (acquired 10/31/05, cost $1,080,002)(c)(f)	155,000	862,625
Innova Exploration Ltd. (acquired 2/15/06 through 2/17/06, cost $381,883)(b)	77,609	431,919
Iteration Energy Ltd.(b)	114,809	433,186
Leader Energy Services Ltd.(b)	454,104	642,517
Masters Energy, Inc.(b)	27,741	80,881
Midnight Oil Exploration Ltd.(b)	1,127,700	2,291,857
Mission Oil & Gas, Inc. (acquired 6/13/06 through 6/14/06, cost $458,367)(b)	42,390	459,832
Mission Oil & Gas, Inc. (acquired 7/10/06, cost $ 285,517)(f)(g)	26,500	287,463
Niko Resources Ltd. (acquired 5/2/03 through 11/10/03, cost $689,948)(c)	39,000	2,787,506
Oilexco, Inc.(b)	1,617,675	10,057,148
Open Range Energy Corp.(b)	48,061	136,004
Pacific Rodera Energy, Inc.(b)	990,200	551,927
Paramount Resources Ltd. - Class A(b)	377,100	7,760,923
Pengrowth Energy Trust	21,699	371,027
Penn West Energy Trust	72,000	2,196,150
Petrolifera Petroleum Ltd.(b)	199,615	3,021,228
ProspEx Resources Ltd.(b)	1,504,120	5,726,787
Real Resources, Inc.(b)	412,737	5,910,653
Tag Oil Ltd. (acquired 9/22/05, cost 218,247)(c)(f)	198,000	82,348
Technicoil Corp. (acquired 6/15/04 through 9/28/06, cost $1,448,140)(b)(g)	1,300,900	1,171,329
Thunder Energy Trust	511,162	2,485,348
Trafalgar Energy Ltd.(b)	21,717	76,353
Trilogy Energy Trust	152,791	1,493,648
True Energy Trust	188,332	1,209,627
Tusk Energy Corp. (acquired 10/5/05 through 4/10/06, cost $1,152,774)(b)	686,240	1,859,683
Tusk Energy Corp. (acquired 3/10/05, cost $ 1,123,911)(c)(f)	300,846	812,644
Tusk Energy Corp. (acquired 6/2/06, cost $1,422,160)(c)(f)	381,000	1,029,156
Vault Energy Trust	130,450	615,251
Vero Energy, Inc.(b)	91,642	476,226
West Energy Ltd.(b)	2,735	12,712

23

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SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
Western Oil Sands, Inc. - Class A(b)	76,800	$2,154,207
Zenas Energy Corp. (acquired 5/18/04 through 3/16/06, cost $367,777)(f)(g)	77,000	206,011
Zenas Energy Corp. (acquired 5/18/04 through 7/5/06, cost $3,264,411)(b)	774,985	2,073,450

		149,621,551

Transportation — 0.1%
Railpower Technologies Corp.(b)	360,600	466,926

Total Canada		222,112,255

Cayman Islands — 0.3%
Energy & Utilities — 0.3%
Suntech Power Holdings Co., Ltd. - ADR(b)(e)	82,700	2,812,627

Norway — 1.9%
Transportation — 1.9%
Stolt-Nielsen SA (acquired 1/20/05, cost $2,320,388)(c)	170,000	5,207,532
Stolt-Nielsen SA (acquired 2/18/04 through 9/9/04, cost $ 5,821,836)	426,100	12,991,789

		18,199,321

United Kingdom — 2.6%
Energy & Utilities — 0.1%
ITM Power PLC(b)	525,200	1,285,415

Finance — 0.2%
Archipelago Holdings, Inc. (acquired 5/13/05, cost $1,453,189)(c)(f)	2,247,400	1,485,124

Oil & Gas — 2.3%
Expro International Group PLC	565,348	9,785,360
Tullow Oil PLC	744,198	5,799,363
Venture Production PLC	314,729	5,441,344

		21,026,067

Total United Kingdom		23,796,606

United States — 71.5%
Energy & Utilities — 0.6%
Evergreen Energy, Inc.(b)(e)	393,400	3,890,726
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(c)(d)(f)	85,400	1,622,600

		5,513,326

Finance — 0.1%
NGP Capital Resources Co.	64,500	1,080,375

Manufacturing — 0.0%
OYO Geospace Corp.(b)	3,350	194,602

Metal & Mining — 18.1%
Alpha Natural Resources, Inc.(b)(e)	27,500	391,325
Arch Coal, Inc.(e)	1,324,400	39,771,732
Claymont Steel Holdings, Inc.(b)	77,000	1,416,030
CONSOL Energy, Inc.	2,253,200	72,395,316
Foundation Coal Holdings, Inc.(e)	72,000	2,286,720
Massey Energy Co.(e)	1,663,040	38,632,419
Peabody Energy Corp.	212,736	8,596,662
Randgold Resources Ltd.(b)	200,000	4,692,000

		168,182,204

Oil & Gas — 52.2%
American Oil & Gas, Inc.(b)(e)	224,088	1,467,776
BJ Services Co.	501,400	14,701,048
Bois d’Arc Energy, Inc.(b)	101,900	1,490,797
Brigham Exploration Co.(b)	81,900	598,689
Callon Petroleum Co.(b)	92,200	1,385,766
CanArgo Energy Corp.(b)(e)	5,024,200	8,139,204
Clayton Williams Energy, Inc.(b)	267,021	9,695,533
Complete Production Services, Inc.(b)	34,400	729,280
Comstock Resources, Inc.(b)	233,200	7,243,192
Delta Petroleum Corp.(b)(e)	314,497	7,283,751
Denbury Resources, Inc.(b)	347,600	9,659,804
Diamond Offshore Drilling, Inc.(e)	580,523	46,407,009
ENSCO International, Inc.	128,800	6,447,728
EXCO Resources, Inc.(b)	190,300	3,217,973
The Exploration Co.(b)	179,600	2,395,864
Gasco Energy, Inc.(b)(e)	864,200	2,117,290
Global Industries, Inc.(b)	189,496	2,471,028
GlobalSantaFe Corp.(e)	362,800	21,325,384
Grant Prideco, Inc.(b)	96,200	3,825,874
Halliburton Co.(e)	622,826	19,338,747
Hercules Offshore, Inc.(b)	68,900	1,991,210
Matador Resources Co. (acquired 10/14/03 through 4/19/06, cost $2,957,155)(c)(d)(f)	171,131	4,620,537
Newfield Exploration Co.(b)(e)	1,059,310	48,675,294
Parallel Petroleum Corp.(b)	107,032	1,880,552
Penn Virginia Corp.	483,100	33,836,324
Petrohawk Energy Corp.(b)	406,600	4,675,900
PetroQuest Energy, Inc.(b)	494,654	6,301,892
Pioneer Natural Resources Co.	379,200	15,050,448
Plains Exploration & Production Co.(b)	1,087,505	51,689,113
Precision Drilling Trust(e)	152,700	3,536,532
Pride International, Inc.(b)	528,100	15,843,000
Rowan Cos., Inc.(e)	717,000	23,804,400
Schlumberger Ltd.(e)	256,036	16,171,234
Southwestern Energy Co.(b)	654,900	22,954,245
Transocean, Inc.(b)	604,500	48,898,005
Treasure Island Royalty Trust(b)	366,922	40,361
Weatherford International Ltd.(b)	377,198	15,763,104

		485,673,888

Transportation — 0.5%
Hornbeck Offshore Services, Inc.(b)(e)	142,900	5,101,530

Waste Management — 0.0%
Republic Resources, Inc.(b)	28,750	862

Total United States		665,746,787

TOTAL COMMON STOCKS
(Cost $568,939,579)		932,667,596

24

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
WARRANTS — 0.1%
Nevsun Resources Ltd. (issued 12/18/03, expiring 12/18/08, strike price 10.00 CAD) (acquired 1/20/05, cost $2)(f)(h)		250,000	$218,668
Point North Energy Ltd. (issued 7/24/03, expiring 7/23/08, strike price 5.00 CAD) (acquired 7/24/03, cost $74)(c)(d)(f)(i)		147,124	63,081
Triex Minerals Corp. (issued 12/23/05, expiring 6/23/07, strike price 3.00 CAD) (acquired 12/23/05, cost $0)(d)(f)(g)(j)		156,050	266,295

TOTAL WARRANTS
(Cost $76)			548,044

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.4%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%, Expires 03/29/07		37,000,000	1,415,028
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%, Expires 03/29/07		65,005,000	1,398,907
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%, Expires 03/29/07		38,200,000	822,064
U.S. Dollar versus Canadian Dollar, Strike Rate 1.155%, Expires 03/29/07		32,731,000	531,257

TOTAL CALL OPTIONS PURCHASED
(Cost $ 1,993,762)			4,167,256

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.7%
(Cost $570,933,417)			937,382,896

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 1.8%
Bank of America Corp., Master Notes
5.38%(k)(l)	01/02/07	$14,628	14,627,697
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(k)(l)	01/02/07	980	980,012
Morgan Stanley, Variable Rate Commercial Paper
5.37%(k)(l)	01/02/07	1,029	1,028,912

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,636,621)			16,636,621

AFFILIATED INVESTMENTS — SHORT TERM — 21.4%
Institutional Money Market Trust(l)
(Cost $198,800,753)		198,801	198,800,753

TOTAL INVESTMENTS IN SECURITIES — 123.9%
(Cost $786,370,791(a))			1,152,820,270

		NUMBER OF CONTRACTS
CALL OPTIONS WRITTEN — (0.2)%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%, Expires 03/29/07
(Premiums received $736,300)		(37,000,000)	$(1,415,028)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (23.1)%			(215,437,374)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(5,456,700)

NET ASSETS — 100.0%			$930,511,168

(a)	Cost for federal income tax purposes is $786,370,832. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$395,231,658
Gross unrealized depreciation	(28,782,220)

$366,449,438

(b)	Non-income producing security.
(c)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2006, the Portfolio held 6.3% of its net assets, with a current market value of $59,075,591 and an original cost of $32,082,116 in these securities.
(d)	Security is illiquid. As of December 31, 2006, the Portfolio held 1.2% of its net assets, with a current market value of $10,967,946 in these securities.
(e)	Total or partial security on loan.
(f)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $39,994,059, which represents 4.3% of net assets.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,931,098 and a current cost of $2,101,434 in securities restricted as to resale.
(h)	As of December 31, 2006, the aggregate amount of shares called for by these warrants is 250,000. These warrants were exercisable as of 12/18/03.
(i)	As of December 31, 2006, the aggregate amount of shares called for by these warrants is 147,124. These warrants were exercisable as of 7/24/03.
(j)	As of December 31, 2006, the aggregate amount of shares called for by these warrants is 156,050. These warrants were exercisable as of 12/23/05.
(k)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(l)	Security purchased with the cash proceeds from securities loaned.

25

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 98.6%
Australia — 2.2%
Metal & Mining — 2.2%
BHP Billiton Ltd. - ADR(b)	269,890	$10,728,127
Zinifex Ltd.	625,600	9,278,793

		20,006,920

Canada — 13.7%
Metal & Mining — 4.0%
Eldorado Gold Corp.(c)	871,600	4,716,199
NovaGold Resources, Inc.(b)(c)	562,800	9,657,648
Teck Cominco Ltd.	282,430	21,288,511

		35,662,358

Oil & Gas — 9.7%
Canadian Natural Resources Ltd.	390,660	20,794,832
Compton Petroleum Corp.(c)	745,680	6,810,009
Ensign Energy Services, Inc.	147,109	2,319,886
Galleon Energy, Inc. - Class A (acquired 2/22/05 through 3/31/06, cost $6,644,560)(c)(d)	773,874	11,998,150
Husky Energy, Inc.	217,010	14,522,540
Nexen, Inc.	132,654	7,302,994
Pason Systems, Inc.	373,140	4,242,882
Petro Canada	198,210	8,116,046
Real Resources, Inc.(c)	256,254	3,669,718
Talisman Energy, Inc. - ADR	417,983	7,101,531

		86,878,588

Total Canada		122,540,946

Denmark — 0.1%
Oil & Gas — 0.1%
A P Moller - Maersk A/S	54	508,568

France — 1.1%
Oil & Gas — 0.5%
Total SA - ADR	62,660	4,506,507

Steel Pipe & Tubes — 0.6%
Vallourec SA	19,000	5,525,312

Total France		10,031,819

Luxembourg — 1.6%
Manufacturing — 0.3%
Tenaris SA - ADR	58,865	2,936,775

Oil & Gas — 1.3%
Acergy SA	599,240	11,532,717

Total Luxembourg		14,469,492

Netherlands — 3.7%
Oil & Gas — 3.7%
Core Laboratories NV(b)(c)	273,740	22,172,940
SBM Offshore NV	323,740	11,132,502

		33,305,442

Norway — 3.9%
Oil & Gas — 3.9%
Norsk Hydro ASA	491,400	15,249,856
Statoil ASA - ADR	723,880	19,052,521

		34,302,377

United Kingdom — 4.5%
Metal & Mining — 1.1%
Rio Tinto PLC - ADR	47,300	10,050,777

Oil & Gas — 3.4%
BG Group PLC - ADR	160,280	10,969,564
Cairn Energy PLC	535,030	18,845,948

		29,815,512

Total United Kingdom		39,866,289

United States — 67.8%
Computer Software & Services — 1.2%
Veritas DGC, Inc.(c)	124,207	10,635,846

Energy & Utilities — 2.9%
Questar Corp.(b)	306,960	25,493,028

Food & Agriculture — 1.6%
Potash Corp. of Saskatchewan, Inc.	99,300	14,247,564

Metal & Mining — 14.3%
Arch Coal, Inc.(b)	376,000	11,291,280
Cameco Corp.	86,700	3,507,015
CONSOL Energy, Inc.(b)	612,500	19,679,625
Goldcorp, Inc.	777,902	22,123,533
Massey Energy Co.(b)	713,429	16,572,956
Peabody Energy Corp.	374,480	15,132,737
Royal Gold, Inc.(b)	291,300	10,480,974
Silver Standard Resources, Inc.(b)(c)	771,490	23,715,602
Silver Wheaton Corp.(b)(c)	469,674	4,922,183

		127,425,905

Oil & Gas — 47.8%
Anadarko Petroleum Corp.	121,958	5,307,612
Baker Hughes, Inc.	89,600	6,689,536
BJ Services Co.(b)	254,900	7,473,668
Cameron International Corp.(b)(c)	124,000	6,578,200
Chesapeake Energy Corp.(b)	397,530	11,548,247
ConocoPhillips	132,800	9,554,960
Devon Energy Corp.	104,000	6,976,320
EnCana Corp.	372,000	17,093,400
ENSCO International, Inc.(b)	349,978	17,519,899
EOG Resources, Inc.	290,770	18,158,586
The Exploration Co.(c)	269,300	3,592,462
Exxon Mobil Corp.	41,040	3,144,895
FMC Technologies, Inc.(c)	197,000	12,141,110
Forest Oil Corp.(c)	177,600	5,803,968
GlobalSantaFe Corp.(b)	276,990	16,281,472
Grant Prideco, Inc.(b)(c)	342,140	13,606,908
Hanover Compressor Co.(b)(c)	388,200	7,333,098
Helix Energy Solutions Group, Inc.(c)	181,100	5,681,107
Helmerich & Payne, Inc.	437,600	10,708,072
Hercules Offshore, Inc.(c)	159,700	4,615,330
Hess Corp.(b)	392,940	19,478,036
Hugoton Royalty Trust	1	25
Marathon Oil Corp.	111,700	10,332,250
Mariner Energy, Inc.(c)	531,400	10,415,440
Nabors Industries Ltd.(c)	350,680	10,443,250
National-Oilwell, Inc.(b)(c)	183,089	11,201,385
Newfield Exploration Co.(b)(c)	345,600	15,880,320

26

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED ) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
Noble Energy, Inc.		381,210	$18,705,975
Occidental Petroleum Corp.		303,450	14,817,464
Range Resources Corp.(b)		261,500	7,180,790
Schlumberger Ltd.(b)		273,100	17,248,996
Smith International, Inc.(b)		157,900	6,484,953
Southwestern Energy Co.(b)(c)		154,820	5,426,441
Suncor Energy, Inc.		226,930	17,907,046
Swift Energy Co.(c)		158,500	7,102,385
Todco(b)(c)		184,400	6,300,948
Transocean, Inc.(c)		376,450	30,451,040
Weatherford International Ltd.(c)		315,580	13,188,088
XTO Energy, Inc.		303,133	14,262,408

			426,636,090

Total United States			604,438,433

TOTAL COMMON STOCKS
(Cost $809,094,456)			879,470,286

	MATURITY	PAR (000)
SHORT TERM INVESTMENTS — 5.2%
Federal Home Loan Bank, Discount Notes
4.80%(e)	01/02/07	$38,000	37,994,933
Galileo Money Market Fund		9,035	9,035,178

TOTAL SHORT TERM INVESTMENTS
(Cost $47,030,111)			47,030,111

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.2%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%,
Expires 03/29/07		9,000,000	344,196
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%,
Expires 03/29/07		30,960,000	666,260
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%,
Expires 03/29/07		18,204,000	391,750
U.S. Dollar versus Canadian Dollar, Strike Rate 1.155%,
Expires 03/29/07		7,961,000	129,215

TOTAL CALL OPTIONS PURCHASED
(Cost $755,928)			1,531,421

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 104.0%
(Cost $856,880,495)			928,031,818

		PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 1.3%
Bank of America Corp., Master Notes
5.38%(f)(g)	01/02/07	$6,577	$6,576,887
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(f)(g)	01/02/07	1,441	1,440,533
Citigroup, Inc., Master Notes
5.38%(f)(g)	01/02/07	738	737,555
Morgan Stanley, Variable Rate Commercial Paper
5.37%(f)(g)	01/02/07	3,339	3,339,009

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,093,984)			12,093,984

AFFILIATED INVESTMENTS - SHORT TERM — 17.2%
Institutional Money Market Trust(g) (Cost $153,123,788)		153,124	153,123,788

TOTAL INVESTMENTS IN SECURITIES — 122.5%
(Cost $ 1,022,098,267(a))			1,093,249,590

		NUMBER OF CONTRACTS
CALL OPTIONS WRITTEN — 0.0%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%, Expires 03/29/07
(Premiums received $179,100)		(9,000,000)	(344,196)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (18.5)%		(165,217,772)
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%			(35,579,432)

NET ASSETS — 100.0%			$892,108,190

(a)	Cost for federal income tax purposes is $1,022,716,398. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$98,783,051
Gross unrealized depreciation	(28,249,859)

$70,533,192

(b)	Total or partial security on loan.
(c)	Non-income producing security.

27

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED)

(PERCENTAGE OF NET ASSETS)

(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2006, the Portfolio held 1.3% of its net assets, with a current market value of $11,998,150 and an original cost of $6,644,560 in these securities.
(e)	The rate shown is the effective yield at the time of purchase.
(f)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(g)	Security purchased with the cash proceeds from securities loaned.

28

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HEALTH SCIENCES OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS — 93.5%
Insurance — 2.0%
Aetna, Inc.		450,500	$19,452,590

Medical & Medical Services — 15.8%
Amgen, Inc.(b)(c)		590,023	40,304,471
Baxter International, Inc.(c)		483,500	22,429,565
Biomet, Inc.		309,700	12,781,319
Cerner Corp.(b)		51,300	2,334,150
Community Health Systems, Inc.(b)		197,830	7,224,752
Davita, Inc.(b)		299,100	17,012,808
Health Net, Inc.(b)		202,300	9,843,918
Manor Care, Inc.		478,600	22,455,912
Quest Diagnostics, Inc.		93,600	4,960,800
UnitedHealth Group, Inc.		235,800	12,669,534

			152,017,229

Medical Instruments & Supplies — 28.8%
Alcon, Inc.		123,800	13,837,126
Becton, Dickinson & Co.		316,000	22,167,400
The Cooper Cos., Inc.(c)		96,100	4,276,450
Cyberonics, Inc.(b)(c)		429,300	8,860,752
DENTSPLY International, Inc.		481,820	14,382,327
Edwards Lifesciences Corp.(b)		119,900	5,640,096
Johnson & Johnson		622,800	41,117,256
Medtronic, Inc.(c)		567,700	30,377,627
Mentor Corp.		31,266	1,527,970
Northstar Neuroscience, Inc.(b)		255,400	3,672,652
Stryker Corp.		694,400	38,268,384
Varian Medical Systems, Inc.(b)		620,188	29,502,343
Waters Corp.(b)		592,600	29,019,622
Wright Medical Group, Inc.(b)(c)		650,400	15,141,312
Zimmer Holdings, Inc.(b)		229,700	18,003,886

			275,795,203

Pharmaceuticals — 46.9%
Abbott Laboratories		367,000	17,876,570
Affymax, Inc.(b)(c)		74,700	2,542,788
Alexion Pharmaceuticals, Inc.(b)(c)		871,700	35,207,963
Allergan, Inc.(c)		214,000	25,624,360
Applera Corp. - Celera Genomic Group(b)		557,700	7,802,223
Biogen Idec, Inc.(b)(c)		476,800	23,453,792
BioMarin Pharmaceutical, Inc.(b)(c)		1,809,279	29,654,083
Cardiome Pharma Corp.(b)		245,300	2,735,095
Genentech, Inc.(b)		325,800	26,432,154
Gilead Sciences, Inc.(b)		528,800	34,334,984
ICOS Corp.(b)(c)		289,100	9,768,689
InterMune, Inc.(b)(c)		350,581	10,780,366
Kosan Biosciences, Inc.(b)		710,700	3,944,385
Merck & Co., Inc.		1,012,300	44,136,280
Myriad Genetics, Inc.(b)		229,600	7,186,480
Novartis AG - ADR		242,400	13,923,456
Pfizer, Inc.		875,659	22,679,568
Pharmion Corp.(b)		427,600	11,006,424
Regeneron Pharmaceuticals, Inc.(b)		723,600	14,522,652
Roche Holding AG		100,700	18,057,406
Roche Holding AG - ADR		313,200	28,030,711
Schering-Plough Corp.(c)		1,000,000	23,640,000
Shire PLC - ADR		96,400	5,953,664
United Therapeutics Corp.(b)		48,100	2,615,197
Wyeth		547,200	27,863,424

			449,772,714

TOTAL COMMON STOCKS
(Cost $813,284,181)			897,037,736

	MATURITY	PAR / SHARES (000)
SHORT TERM INVESTMENTS — 7.9%
Federal Home Loan Bank, Discount Notes
5.16%(d)	01/12/07	$75,800	75,794,171
Galileo Money Market Fund		113	112,793

TOTAL SHORT TERM INVESTMENTS
(Cost $75,906,964)			75,906,964

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 101.4%
(Cost $889,191,145)			972,944,700

SECURITIES LENDING COLLATERAL — 0.5%
Citigroup, Inc., Master Notes
5.38%(e)(f)	01/02/07	4,942	4,942,305
Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	227	226,575

TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,168,880)			5,168,880

AFFILIATED INVESTMENTS — SHORT TERM — 16.9%
Institutional Money Market Trust(f) (Cost $161,702,973)		161,703	161,702,973

TOTAL INVESTMENTS IN SECURITIES — 118.8%
(Cost $1,056,062,998(a))			1,139,816,553

		NUMBER OF CONTRACTS
CALL OPTIONS WRITTEN — 0.0%
Intermune, Inc., Strike Price $30, Expires 01/20/07 (Premiums received $51,853)		(685)	(130,150)

PUT OPTIONS WRITTEN — 0.0%
UnitedHealth Group, Inc., Strike Price $50, Expires 01/20/07 received (Premiums $141,154)		(1,920)	(38,400)

29

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SCHEDULE OF INVESTMENTS

HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (CONCLUDED))

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	VALUE
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (17.4)%	$(166,871,853)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%	(13,509,393)

NET ASSETS — 100.0%	$959,266,757

(a)	Cost for federal income tax purposes is $1,059,137,425. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$81,024,036
Gross unrealized depreciation	(344,908)

$80,679,128

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	The rate shown is the effective yield at the time of purchase.
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

30

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SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 96.4%
Aerospace — 2.0%
Curtiss-Wright Corp.	53,500	$1,983,780
Goodrich Corp.	42,000	1,913,100
Orbital Sciences Corp.(b)	70,400	1,298,176

		5,195,056

Banks — 4.3%
Associated Banc-Corp.	40,000	1,395,200
City National Corp.	21,000	1,495,200
Compass Bancshares, Inc.(c)	32,600	1,944,590
Northern Trust Corp.	37,400	2,269,806
Pinnacle Financial Partners, Inc.(b)	28,994	962,021
Thomas Weisel Partners Group, Inc.(b)	72,300	1,525,530
Wilmington Trust Co.	29,300	1,235,581

		10,827,928

Business Services — 4.5%
Amvescap PLC - ADR	77,000	1,898,050
Aquantive, Inc.(b)(c)	28,100	692,946
Corrections Corp. of America(b)	33,650	1,521,989
The Dun & Bradstreet Corp.(b)	21,500	1,779,985
Fiserv, Inc.(b)	46,100	2,416,562
FTI Consulting, Inc.(b)	47,100	1,313,619
Kelly Services, Inc.	47,500	1,374,650
Stanley, Inc.(b)	22,300	377,093

		11,374,894

Chemicals — 2.9%
Albemarle Corp.	30,000	2,154,000
Church & Dwight Co., Inc.	42,500	1,812,625
The Lubrizol Corp.	35,100	1,759,563
Rohm and Haas Co.	30,500	1,559,160

		7,285,348

Computer & Office Equipment — 0.1%
Isilon Systems, Inc.(b)(c)	10,000	276,000

Computer Software & Services — 4.7%
3Com Corp.(b)(c)	186,700	767,337
BEA Systems, Inc.(b)	66,900	841,602
Cogent Communications Group, Inc.(b)	57,200	927,784
Double-Take Software, Inc.(b)	16,000	206,080
Hyperion Solutions Corp.(b)	33,100	1,189,614
Interwoven, Inc.(b)	166,300	2,439,621
Opnet Technologies, Inc.(b)	25,300	365,585
Perficient, Inc.(b)	45,500	746,655
Seagate Technology, Inc.(c)	54,300	1,438,950
TIBCO Software, Inc.(b)	124,800	1,178,112
Vasco Data Security International, Inc.(b)	25,000	296,250
VeriFone Holdings, Inc.(b)(c)	40,500	1,433,700

		11,831,290

Construction — 1.5%
EMCOR Group, Inc.(b)	32,500	1,847,625
Washington Group International, Inc.(b)	34,400	2,056,776

		3,904,401

Containers — 1.2%
Rexam PLC - SP ADR	30,000	1,561,500
Smurfit-Stone Container Corp.(b)	133,700	1,411,872

		2,973,372

Credit Institutions — 0.4%
CSG Systems, Inc.(b)	42,300	1,130,679

Electronics — 1.2%
Amphenol Corp.	32,700	2,030,016
Molex, Inc.	29,300	926,759

		2,956,775

Energy & Utilities — 4.9%
Airgas, Inc.	31,000	1,256,120
Atmos Energy Corp.	52,100	1,662,511
Edison International	51,800	2,355,864
Mirant Corp.	67,200	2,121,504
PPL Corp.	50,600	1,813,504
Sempra Energy	32,200	1,802,234
UGI Corp.	47,300	1,290,344

		12,302,081

Entertainment & Leisure — 6.6%
Gaylord Entertainment Co.(b)	31,500	1,604,295
Hilton Hotels Corp.(c)	91,700	3,200,330
Isle of Capri Casinos, Inc.(b)	40,000	1,063,200
Morgans Hotel Group Co.(b)	109,500	1,853,835
Penn National Gaming, Inc.(b)(c)	41,000	1,706,420
Sabre Holdings Corp.	67,700	2,158,953
Vail Resorts, Inc.(b)	38,000	1,703,160
WMS Industries, Inc.(b)(c)	48,000	1,673,280
Wyndham Worldwide Corp.(b)	53,000	1,697,060

		16,660,533

Finance — 1.8%
AllianceBernstein Holding LP	25,500	2,050,200
Ameriprise Financial, Inc.	46,900	2,556,050

		4,606,250

Food & Agriculture — 1.5%
Corn Products International, Inc.	77,700	2,683,758
The Mosaic Co.(b)	55,900	1,194,024

		3,877,782

Insurance — 4.5%
Assurant, Inc.(c)	31,100	1,718,275
Axis Capital Holdings Ltd.	58,600	1,955,482
Cincinnati Financial Corp.	35,700	1,617,567
Principal Financial Group, Inc.	20,000	1,174,000
Protective Life Corp.	28,200	1,339,500
Reinsurance Group of America, Inc.	38,800	2,161,160
Torchmark Corp.	23,300	1,485,608

		11,451,592

Leasing — 0.5%
William Scotsman International, Inc.(b)	59,700	1,171,314

Manufacturing — 9.2%
Cooper Industries Ltd. - Class A	21,300	1,926,159
Fei Co.(b)	24,400	643,428
Gardner Denver, Inc.(b)	51,800	1,932,658
Guess?, Inc.(b)	23,800	1,509,634

31

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SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Manufacturing (Continued)
Iconix Brand Group, Inc.(b)	83,700	$1,622,943
Knoll, Inc.	81,800	1,799,600
Phillips - Van Heusen Corp.	47,500	2,383,075
Polo Ralph Lauren Corp.(c)	27,800	2,158,948
Sealed Air Corp.	29,600	1,921,632
Textron, Inc.	23,559	2,209,128
VF Corp.	27,400	2,248,992
Watson Wyatt Worldwide, Inc.	35,000	1,580,250
Whirlpool Corp.(c)	17,800	1,477,756

		23,414,203

Medical & Medical Services — 1.0%
Biomet, Inc.	30,800	1,271,116
Davita, Inc.(b)	21,600	1,228,608

		2,499,724

Medical Instruments & Supplies — 2.4%
DENTSPLY International, Inc.	18,300	546,255
Northstar Neuroscience, Inc.(b)	17,600	253,088
Varian Medical Systems, Inc.(b)	42,185	2,006,741
Waters Corp.(b)	37,800	1,851,066
Wright Medical Group, Inc.(b)(c)	57,500	1,338,600

		5,995,750

Metal & Mining — 3.3%
Allegheny Technologies, Inc.	17,900	1,623,172
CONSOL Energy, Inc.(c)	31,500	1,012,095
Hudbay Minerals, Inc.(b)(c)	75,100	1,407,562
Kinross Gold Corp.(b)	65,000	772,200
Oregon Steel Mills, Inc.(b)	17,400	1,085,934
Sxr Uranium One, Inc.(b)	84,500	1,163,277
Yamana Gold, Inc.	103,300	1,361,494

		8,425,734

Motor Vehicles — 1.1%
LKQ Corp.(b)	74,900	1,721,951
Rush Enterprises, Inc. - Class A(b)	70,600	1,194,552

		2,916,503

Oil & Gas — 6.6%
Acergy SA - ADR(b)(c)	71,500	1,377,090
AGL Resources, Inc.	54,100	2,105,031
Cameron International Corp.(b)(c)	32,400	1,718,820
Chesapeake Energy Corp.(c)	49,900	1,449,595
Diamond Offshore Drilling, Inc.(c)	24,800	1,982,512
ENSCO International, Inc.(c)	26,300	1,316,578
Newfield Exploration Co.(b)(c)	23,300	1,070,635
Noble Energy, Inc.	31,600	1,550,612
Smith International, Inc.(c)	35,800	1,470,306
St. Mary Land & Exploration Co.(c)	41,500	1,528,860
Western Refining, Inc.	43,500	1,107,510

		16,677,549

Personal Services — 1.2%
Life Time Fitness, Inc.(b)	46,700	2,265,417
Nutri System, Inc.(b)(c)	13,900	881,121

		3,146,538

Pharmaceuticals — 3.5%
Affymax, Inc.(b)(c)	13,000	442,520
Alexion Pharmaceuticals, Inc.(b)(c)	45,900	1,853,901
BioMarin Pharmaceutical, Inc.(b)(c)	112,700	1,847,153
ICOS Corp.(b)(c)	44,700	1,510,413
InterMune, Inc.(b)(c)	24,100	741,075
Pharmion Corp.(b)	48,600	1,250,964
Regeneron Pharmaceuticals, Inc.(b)	59,100	1,186,137

		8,832,163

Real Estate — 4.6%
Archstone-Smith Trust (REIT)	32,600	1,897,646
Douglas Emmett, Inc. (REIT)	66,200	1,760,258
Host Hotels & Resorts, Inc. (REIT)(c)	71,600	1,757,780
Jones Lang Lasalle, Inc. (REIT)	24,700	2,276,599
Kimco Realty Corp.(REIT)	47,500	2,135,125
The Macerich Co. (REIT)	21,400	1,852,598

		11,680,006

Restaurants — 0.5%
Ruth’s Chris Steak House, Inc.(b)	66,300	1,211,964

Retail Merchandising — 4.0%
Abercrombie & Fitch Co. - Class A	17,200	1,197,636
Asbury Automative Group, Inc.	79,100	1,863,596
Bebe Stores, Inc.(c)	56,100	1,110,219
Cache, Inc.(b)	79,100	1,996,484
Limited Brands, Inc.	63,200	1,829,008
O’Reilly Automotive, Inc.(b)(c)	42,300	1,356,138
Saks, Inc.(c)	50,200	894,564

		10,247,645

Security Brokers & Dealers — 1.2%
A.G. Edwards, Inc.	30,900	1,955,661
E*TRADE Financial Corp.(b)	44,300	993,206

		2,948,867

Semiconductors & Related Devices — 4.6%
ASML Holding NV(b)(c)	59,500	1,465,485
Fairchild Semiconductor International, Inc.(b)	76,700	1,289,327
Hittite Microwave Corp.(b)	36,300	1,173,216
Integrated Device Technology, Inc.(b)(c)	69,700	1,078,956
Lam Research Corp.(b)(c)	37,900	1,918,498
Lattice Semiconductor Corp.(b)	215,700	1,397,736
MEMC Electronic Materials, Inc.(b)	44,300	1,733,902
NVIDIA Corp.(b)(c)	42,700	1,580,327

		11,637,447

Soaps & Cosmetics — 1.1%
International Flavors & Fragrances, Inc.	25,700	1,263,412
Physicians Formula Holdings, Inc.(b)	81,400	1,521,366

		2,784,778

Telecommunications — 6.6%
American Tower Corp. - Class A	36,900	1,375,632
Anixter International, Inc.(b)	19,500	1,058,850
Atheros Communications, Inc.(b)	70,800	1,509,456
Cbeyond Communications, Inc.(b)	33,100	1,012,529
Cincinnati Bell, Inc.(b)	369,900	1,690,443

32

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SCHEDULE OF INVESTMENTS

U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Telecommunications (Continued)
Harman International Industries, Inc.		9,500	$949,145
Harris Corp.		32,800	1,504,208
Hutchison Telecommunications International Ltd.(b)(c)		52,300	2,004,136
Leap Wireless International, Inc.(b)		40,500	2,408,535
NeuStar, Inc. — Class A(b)		29,500	956,980
Optium Corp.(b)		5,500	137,170
SBA Communications Corp.(b)		78,200	2,150,500

			16,757,584

Tobacco — 1.3%
Carolina Group		31,700	2,051,624
UST, Inc.(c)		20,500	1,193,100

			3,244,724

Transportation — 0.5%
Celadon Group, Inc.(b)		79,800	1,336,650

Waste Management — 1.1%
Allied Waste Industries, Inc.(b)		134,200	1,649,318
URS Corp.(b)		26,200	1,122,670

			2,771,988

TOTAL COMMON STOCKS
(Cost $214,588,053)			244,355,112

SHORT TERM INVESTMENTS — 5.7%
Federal Home Loan Bank, Discount Notes
4.80%(d)	01/02/07	5,000	4,998,000
Galileo Money Market Fund		9,399	9,399,256

TOTAL SHORT TERM INVESTMENTS
(Cost $14,397,256)			14,397,256

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 102.1%
(Cost $228,985,309)			258,752,368

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 1.2%
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(e)(f)	01/02/07	$190	189,714
Citigroup, Inc., Master Notes
5.38%(e)(f)	01/02/07	904	903,699
Morgan Stanley, Variable Rate Commercial Paper
5.37%(e)(f)	01/02/07	1,872	1,872,486

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,965,899)			2,965,899

		NUMBER OF SHARES
AFFILIATED INVESTMENTS - SHORT TERM — 17.2%
Institutional Money Market Trust(f)
(Cost $43,544,188)		43,544	43,544,188

TOTAL INVESTMENTS IN SECURITIES — 120.5%
(Cost $275,495,396(a))			305,262,455
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (18.4)%			(46,510,086)
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%			(5,325,424)

NET ASSETS — 100.0%			$253,426,945

(a)	Cost for federal income tax purposes is $275,818,957. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$32,262,594
Gross unrealized depreciation	(2,819,096)

$29,443,498

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	The rate shown is the effective yield at the time of purchase.
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security purchased with the cash proceeds from securities loaned.

33

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SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 95.9%
Australia — 1.7%
Entertainment & Leisure — 0.8%
Publishing & Broadcasting Ltd.	24,000	$404,461

Manufacturing — 0.5%
Bradken Ltd.	42,400	267,747

Metal & Mining — 0.4%
Mincor Resources NL	135,000	230,174

Total Australia		902,382

Belgium — 0.9%
Beverages & Bottling — 0.9%
Inbev NV	7,000	461,461

Brazil — 1.5%
Banks — 1.0%
Unibanco SA - ADR	5,600	520,576

Telecommunications — 0.5%
Net Servicos de Comunicacao SA - ADR	23,400	280,332

Total Brazil		800,908

Canada — 3.2%
Food & Agriculture — 1.0%
Potash Corporation of Saskatchewan, Inc.	3,800	544,184

Metal & Mining — 1.6%
Kinross Gold Corp.	21,000	248,870
Sxr Uranium One, Inc.(b)	19,900	273,035
Yamana Gold, Inc.	30,000	344,467

		866,372

Telecommunications — 0.6%
Rogers Communications, Inc.	10,800	321,365

Total Canada		1,731,921

Finland — 0.8%
Manufacturing — 0.8%
Wartsila OYJ - Series B	8,100	436,355

France — 1.9%
Banks — 0.6%
Credit Agricole SA	8,000	336,453

Insurance — 0.6%
Axa	8,000	323,886

Machinery & Heavy Equipment — 0.7%
Alstom	2,900	393,149

Total France		1,053,488

Germany — 3.0%
Air Transportation — 0.7%
Deutsche Lufthansa AG	13,600	374,312

Banks — 0.6%
Deutsche Bank AG	2,600	347,810

Oil & Gas — 0.7%
Linde AG	3,400	351,243

Soaps & Cosmetics — 1.0%
Henkel KGaA	3,600	529,771

Total Germany		1,603,136

Greece — 1.1%
Chemicals — 0.4%
Lanxess	4,000	224,302

Machinery & Heavy Equipment — 0.7%
Deutz AG	29,300	388,707

Total Greece		613,009

Hong Kong — 4.3%
Banks — 0.4%
Melco International Development Ltd.	100,000	237,070

Energy & Utilities — 0.5%
Guangdong Investment Ltd.	562,000	253,606

Entertainment & Leisure — 0.9%
Hongkong & Shanghai Hotels Ltd.	290,000	489,901

Oil & Gas — 0.5%
CNOOC Ltd.	297,000	282,174

Real Estate — 0.6%
Hang Lung Properties Ltd.	140,000	350,976

Retail Merchandising — 0.5%
Esprit Holdings Ltd.	23,000	256,811

Telecommunications — 0.9%
China Communications Services Corp. Ltd.(b)	2,100	1,199
China Mobile Ltd.	54,000	466,528

		467,727

Total Hong Kong		2,338,265

Indonesia — 0.5%
Banks — 0.5%
PT Bank Danamon	365,000	273,948

Italy — 2.1%
Banks — 2.1%
Credito Emiliano SpA	21,000	297,169
UniCredito Italiano SpA	93,000	815,154

		1,112,323

Japan — 7.9%
Banks — 1.2%
The Sumitomo Industries Ltd.	62,000	650,191

Chemicals — 0.4%
Shin-Etsu Chemical Co. Ltd.	3,500	234,402

Construction — 1.0%
Sekisui House Ltd.	36,000	524,247

Electronics — 0.4%
Star Micronics Co. Ltd.	11,500	229,507

Insurance — 1.2%
Millea Holdings, Inc.	10,000	352,927
T&D Holdings, Inc.	4,900	324,045

		676,972

Manufacturing — 0.9%
Daihatsu Motor Co. Ltd.	22,000	222,024
Uni-Charm Corp.	4,600	273,283

		495,307

34

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SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Metal & Mining — 0.9%
Nippon Steel Corp.	85,000	$488,551

Real Estate — 1.2%
Mitsubishi Estate Co. Ltd.	16,000	414,100
Sumitomo Realty & Development Co. Ltd.	7,000	224,697

		638,797

Retail Merchandising — 0.7%
Parco Co. Ltd.	33,000	376,849

Total Japan		4,314,823

Luxembourg — 0.4%
Real Estate — 0.4%
Gagfah SA(b)	6,800	215,701

Malaysia — 1.0%
Banks — 0.4%
Bumiputra-Commerce Holdings Berhad	102,800	225,822

Telecommunications — 0.6%
Digi.com Berhad	74,000	318,821

Total Malaysia		544,643

Netherlands — 3.0%
Beverages & Bottling — 0.6%
Heineken Holding NV	8,000	325,259

Insurance — 0.7%
Aegon NV	21,000	400,290

Oil & Gas — 0.9%
SBM Offshore NV	13,800	474,543

Personal Services — 0.8%
USG People NV	9,400	410,843

Total Netherlands		1,610,935

Norway — 0.6%
Telecommunications — 0.6%
Telenor ASA	18,000	338,482

Singapore — 1.5%
Banks — 0.8%
United Overseas Bank Ltd.	33,000	417,408

Real Estate — 0.7%
Suntec Real Estate Investment Trust (REIT)	350,000	415,322

Total Singapore		832,730

South Korea — 0.4%
Security Brokers & Dealers — 0.4%
Korea Investment Holdings Co. Ltd.	4,400	219,054

Sweden — 3.4%
Banks — 1.1%
Nordea Bank AB	40,000	616,423

Conglomerates — 0.7%
Atlas Copco AB - A Shares	11,000	369,562

Manufacturing — 0.5%
Telefonaktiebolaget LM Ericsson - ADR	6,500	261,495

Metal & Mining — 0.5%
Boliden AB	10,000	257,086

Paper & Forest Products — 0.6%
Svenska Cellulosa AB-B (SCA)	6,800	355,100

Total Sweden		1,859,666

Switzerland — 4.5%
Chemicals — 0.7%
Syngenta AG	2,000	372,097

Electronics — 0.7%
ABB Ltd.	20,000	358,638

Food & Agriculture — 0.8%
Nestle SA	1,300	461,961

Pharmaceuticals — 1.6%
Roche Holding AG	3,000	537,957
Roche Holding AG - ADR	3,900	349,041

		886,998

Retail Merchandising — 0.7%
Compagnie Financiere Richemont AG	6,200	361,264

Total Switzerland		2,440,958

Taiwan — 1.5%
Computer & Office Equipment — 0.4%
Gemtek Technology Corp.	107,000	232,816

Electronics — 0.5%
Hon Hai Precision Industry Co. Ltd.	36,000	256,866

Insurance — 0.6%
Shin Kong Financial Holding Co.	323,000	347,930

Total Taiwan		837,612

Thailand — 0.2%
Banks — 0.2%
Bangkok Bank Public Co. Ltd.	29,000	94,076

United Kingdom — 6.0%
Beverages & Bottling — 0.6%
Diageo PLC	17,500	343,504

Business Services — 0.6%
Rightmove PLC	43,000	332,563

Computer Software & Services — 0.7%
Autonomy Corp. PLC	40,000	400,603

Energy & Utilities — 0.9%
International Power PLC	67,700	506,030

Finance — 0.9%
Amvescap PLC	20,600	240,393
ICAP PLC	26,000	243,593

		483,986

Food & Agriculture — 0.5%
Tate & Lyle PLC	17,600	264,829

Machinery & Heavy Equipment — 0.7%
The Weir Group PLC	33,500	350,263

Manufacturing — 0.5%
Rexam PLC	24,700	254,143

35

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United Kingdom (Continued)
Transportation — 0.6%
Arriva PLC	22,700	$339,569

Total United Kingdom		3,275,490

United States — 44.5%
Aerospace — 0.8%
The Boeing Co.	5,000	444,200

Banks — 3.5%
Allied Irish Banks PLC	20,000	597,188
Banco Santander Chile SA - ADR	3,000	144,480
Bank of America Corp.	3,400	181,526
Citigroup, Inc.	6,000	334,200
J.P. Morgan Chase & Co.	8,300	400,890
SunTrust Banks, Inc.	3,000	253,350

		1,911,634

Beverages & Bottling — 1.1%
PepsiCo, Inc.	10,000	625,500

Broadcasting — 1.0%
News Corp.	24,000	534,240

Business Services — 1.2%
Akamai Technologies, Inc.(b)	8,300	440,896
Stanley, Inc.(b)	12,800	216,448

		657,344

Computer & Office Equipment — 2.9%
Apple Computer, Inc.(b)	3,500	296,940
Cisco Systems, Inc.(b)	14,200	388,086
Hewlett-Packard Co.	6,700	275,973
International Business Machines Corp.	3,200	310,880
Isilon Systems, Inc.(b)	2,100	57,960
Network Appliance, Inc.(b)	6,000	235,680

		1,565,519

Computer Software & Services — 0.5%
Autodesk, Inc.(b)	6,500	262,990
Double-Take Software, Inc.(b)	200	2,576

		265,566

Containers — 0.6%
Smurfit-Stone Container Corp.(b)	28,400	299,904

Electronics — 0.7%
Amphenol Corp.	6,500	403,520

Energy & Utilities — 2.4%
Constellation Energy Group, Inc.	3,700	254,819
FPL Group, Inc.	4,900	266,658
OGE Energy Corp.	7,000	280,000
PNM Resources, Inc.	7,800	242,580
PPL Corp.	6,900	247,296

		1,291,353

Entertainment & Leisure — 3.1%
Comcast Corp.(b)	14,000	592,620
Melco PBL Entertainment Ltd. - ADR(b)	11,200	238,112
MGM MIRAGE(b)	8,800	504,680
Morgans Hotel Group Co.(b)	19,400	328,442

		1,663,854

Finance — 1.5%
AllianceBernstein Holding LP	4,500	361,800
State Street Corp.	6,700	451,848

		813,648

Food & Agriculture — 0.8%
Corn Products International, Inc.	12,000	414,480

Insurance — 2.2%
Hartford Financial Services Group	4,000	373,240
Principal Financial Group, Inc.	3,700	217,190
Prudential Financial, Inc.	2,000	171,720
Reinsurance Group of America, Inc.	8,000	445,600

		1,207,750

Manufacturing — 2.2%
Nike, Inc.	5,100	505,053
Sealed Air Corp.	5,100	331,092
Textron, Inc.	3,700	346,949

		1,183,094

Medical & Medical Services — 0.9%
Amgen, Inc.(b)	3,300	225,423
Biomet, Inc.	6,400	264,128

		489,551

Medical Instruments & Supplies — 2.1%
Alcon, Inc.	2,300	257,071
Johnson & Johnson	5,200	343,304
Stryker Corp.	4,800	264,528
Zimmer Holdings, Inc.(b)	3,500	274,330

		1,139,233

Metal & Mining — 0.6%
Allegheny Technologies, Inc.	3,800	344,584

Oil & Gas — 5.3%
Cameron International Corp.(b)	6,600	350,130
Chevron Corp.	10,500	772,065
ConocoPhillips	6,000	431,700
Diamond Offshore Drilling, Inc.	5,000	399,700
Transocean, Inc.(b)	5,000	404,450
XTO Energy, Inc.	11,000	517,550

		2,875,595

Pharmaceuticals — 2.0%
Alexion Pharmaceuticals, Inc.(b)	6,300	254,457
Allergan, Inc.	1,900	227,506
Merck & Co., Inc.	8,100	353,160
Pfizer, Inc.	8,700	225,330

		1,060,453

Real Estate — 1.1%
Host Hotels & Resorts, Inc. (REIT)	13,000	319,150
Simon Property Group, Inc. (REIT)	3,000	303,870

		623,020

Retail Merchandising — 1.2%
Federated Department Stores, Inc.	7,200	274,536

36

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Retail Merchandising (Continued)
Limited Brands, Inc.	12,500	$361,750

		636,286

Security Brokers & Dealers — 1.2%
A.G. Edwards, Inc.	10,000	632,900

Semiconductors & Related Devices — 2.0%
Broadcom Corp. — Class A(b)	12,000	387,720
Lam Research Corp.(b)	6,600	334,092
NVIDIA Corp.(b)	9,500	351,595

		1,073,407

Soaps & Cosmetics — 0.6%
Physicians Formula Holdings, Inc.(b)	18,600	347,634

Telecommunications — 1.5%
Hutchison Telecommunications International Ltd.(b)	12,900	494,328
Optium Corp.(b)	100	2,494
Qwest Communications International, Inc.(b)	36,000	301,320

		798,142

Tobacco — 0.7%
Altria Group, Inc.	4,600	394,772

Waste Management — 0.8%
Waste Management, Inc.	12,000	441,240

Total United States		24,138,423

TOTAL COMMON STOCKS
(Cost $46,147,045)		52,049,789

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Porsche AG PFD (Cost $220,513)	200	254,520

SHORT TERM INVESTMENTS — 1.1%
Galileo Money Market Fund
(Cost $606,577)	606,577	606,577

TOTAL INVESTMENTS IN SECURITIES — 97.5%
(Cost $46,974,135(a))		52,910,886
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		1,374,331

NET ASSETS — 100.0%		$54,285,217

(a)	Cost for federal income tax purposes is $47,116,546. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$6,078,337
Gross unrealized depreciation	(283,997)

$5,794,340

(b)	Non-income producing security.

37

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 97.1%
Australia — 1.7%
Metal & Mining — 1.2%
Lihir Gold Ltd.	2,027,700	$4,993,744
Zinifex Ltd.	764,900	11,344,867

		16,338,611

Security Brokers & Dealers — 0.5%
Babcock & Brown Ltd.	328,000	6,420,864

Total Australia		22,759,475

Austria — 0.9%
Telecommunications — 0.9%
Telekom Austria AG	423,200	11,340,453

Belgium — 0.8%
Metal & Mining — 0.8%
Umicore	59,616	10,151,758

Brazil — 1.8%
Banks — 0.9%
Unibanco SA - ADR(b)	135,900	12,633,264

Telecommunications — 0.9%
Net Servicos de Comunicacao SA - ADR	579,500	6,942,410
Tim Participacoes SA - ADR	124,700	4,317,114

		11,259,524

Total Brazil		23,892,788

Canada — 5.4%
Metal & Mining — 4.9%
Aur Resources, Inc.	355,800	7,401,885
Gammon Lake Resources, Inc.(c)	395,000	6,432,320
HudBay Minerals, Inc.(c)	523,400	9,802,389
Inmet Mining Corp.	173,700	9,296,074
Kinross Gold Corp.	824,300	9,768,748
Sxr Uranium One, Inc.(c)	480,200	6,588,518
Yamana Gold, Inc.	1,257,700	14,441,198

		63,731,132

Retail Merchandising — 0.5%
Shoppers Drug Mart Corp.	166,800	7,164,612

Total Canada		70,895,744

Denmark — 1.1%
Aerospace — 1.1%
MTU Aero Engines Holding AG	302,100	14,140,936

Finland — 3.3%
Banks — 0.4%
OKO Bank PLC - Series A	296,200	4,965,666

Machinery & Heavy Equipment — 0.6%
Metso OYJ	162,300	8,192,663

Manufacturing — 0.8%
Wartsila OYJ - Series B	191,200	10,300,141

Metal & Mining — 1.0%
Outokumpu OYJ - Series B	334,500	13,096,522

Retail Merchandising — 0.5%
Kesko OYJ - Series B	129,700	6,851,817

Total Finland		43,406,809

France — 3.9%
Advertising — 0.4%
Publicis Groupe SA	130,500	5,503,894

Chemicals — 0.5%
Rhodia SA	1,941,000	6,764,227

Computer & Office Equipment — 0.7%
Neopost SA	77,600	9,746,736

Entertainment & Leisure — 1.0%
Accor SA	159,700	12,374,615

Manufacturing — 0.7%
Compagnie Generale des Etablissements Michelin - Class B	90,900	8,699,426

Transportation — 0.6%
Air France	193,700	8,154,040

Total France		51,242,938

Germany — 7.8%
Air Transportation — 0.9%
Deutsche Lufthansa AG	431,900	11,887,156

Chemicals — 0.6%
Wacker Chemie AG	61,100	7,950,945

Computer Software & Services — 0.7%
United Internet AG	523,200	8,653,813

Construction — 1.3%
Bilfinger Berger AG	236,300	17,318,165

Durable Goods — 0.5%
Gerry Weber International AG	289,200	6,738,011

Insurance — 0.8%
Hannover Rueckversicherung AG	220,000	10,187,578

Manufacturing — 0.5%
K+S AG	58,600	6,358,551

Miscellaneous Services — 1.1%
GEA Group AG	633,100	14,265,747

Real Estate — 1.4%
IVG Immobilien AG	425,100	18,259,856

Total Germany		101,619,822

Greece — 1.3%
Banks — 0.4%
Piraeus Bank SA	152,500	4,915,913

Chemicals — 0.4%
Lanxess	99,600	5,585,121

Machinery & Heavy Equipment — 0.5%
Deutz AG	460,700	6,111,854

Total Greece		16,612,888

Hong Kong — 3.6%
Energy & Utilities — 0.2%
Huadian Power International Corp. Ltd.	8,062,500	3,171,805

Entertainment & Leisure — 0.8%
Hongkong & Shanghai Hotels Ltd.	3,000,000	5,067,945

38

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Hong Kong (Continued)
Entertainment & Leisure (Continued)
Regal Hotels International Holdings Ltd.	55,653,000	$4,936,885
Regal Hotels International Holdings Ltd. Rights	556,530	0

		10,004,830

Food & Agriculture — 0.5%
Chaoda Modern Agriculture (Holdings) Ltd.	6,641,200	4,277,594
Fu Ji Food & Catering Services	606,900	1,568,298

		5,845,892

Real Estate — 2.1%
New World Development Co. Ltd.	6,650,100	13,388,602
Shun Tak Holdings Ltd.	4,676,100	7,153,953
Wheelock & Co. Ltd.	3,804,300	7,228,772

		27,771,327

Telecommunications — 0.0%
China Communications Services Corp. Ltd.(c)	112,200	64,046

Total Hong Kong		46,857,900

India — 1.4%
Telecommunications — 1.4%
Bharti Tele-Ventures Ltd.	1,303,557	18,553,451

Italy — 2.6%
Construction — 1.3%
Buzzi Unicem SpA	395,900	11,251,702
Impregilo SPA	1,029,400	5,747,953

		16,999,655

Energy & Utilities — 0.9%
AEM SpA	3,608,400	12,062,931

Manufacturing — 0.4%
Benetton Group SPA	265,000	5,058,280

Total Italy		34,120,866

Japan — 21.0%
Banks — 2.2%
Bank of Kyoto Ltd.	1,222,000	11,398,009
The Chiba Bank Ltd.	1,380,900	11,673,336
The Iyo Bank Ltd.	677,600	6,382,838

		29,454,183

Chemicals — 0.5%
Tokai Carbon Co. Ltd.	982,400	6,983,827

Computer & Office Equipment — 0.4%
Brother Industries Ltd.	419,800	5,682,936

Computer Software & Services — 0.3%
Nippon System Development	115,600	3,671,846

Construction — 1.7%
Daito Trust Construction Co. Ltd.	109,000	5,000,966
Haseko Corp.(c)	2,046,400	7,325,460
Mitsui Home Co. Ltd.	548,000	3,785,186
Tadano Ltd.	480,100	5,656,067

		21,767,679

Electronics — 0.8%
Star Micronics Co. Ltd.	494,500	9,868,808

Energy & Utilities — 0.4%
Kurita Water Industries Ltd.	259,400	5,601,932

Finance — 0.8%
ORIX Corp.	18,600	5,384,395
SBI Holdings, Inc.	15,400	5,189,194

		10,573,589

Insurance — 0.4%
Aioi Insurance Co. Ltd.	675,500	4,768,035

Leasing — 0.5%
Diamond Lease Co. Ltd.	130,000	6,270,325

Machinery & Heavy Equipment — 2.1%
Aichi Corp.	751,100	7,302,405
Komatsu Ltd.	236,500	4,799,357
Miura Co. Ltd.	325,800	8,267,854
Nabtesco Corp.	609,500	7,636,356

		28,005,972

Manufacturing — 2.6%
Daihatsu Motor Co. Ltd.	506,700	5,113,623
JTEKT Corp.	446,100	9,465,169
Taiyo Nippon Sanso Corp.	1,310,500	11,805,017
Uni-Charm Corp.	120,000	7,129,112

		33,512,921

Medical Instruments & Supplies — 0.9%
Nihon Kohden Corp.	538,900	12,317,197

Metal & Mining — 1.6%
Asahi Pretec Corp.	204,300	4,085,828
Maruichi Steel Tube Ltd.	276,200	7,635,797
Yamato Kogyo Co. Ltd.	356,100	9,006,857

		20,728,482

Motor Vehicles — 1.0%
Futaba Industrial Co. Ltd.	257,100	6,276,001
Isuzu Motors Ltd.	1,439,400	6,761,267

		13,037,268

Real Estate — 2.4%
Goldcrest Co. Ltd.	100,700	5,195,563
Japan General Estate Co. Ltd.	433,700	12,463,796
Joint Corp.	354,200	13,631,662

		31,291,021

Retail Merchandising — 1.9%
Shimachu Co. Ltd.	205,100	5,945,927
Takashimaya Co. Ltd.	400,100	5,654,957
Tsuruha Holdings, Inc.	127,200	4,841,948
Xebio Co. Ltd.	251,400	7,900,811

		24,343,643

Transportation — 0.5%
Keihin Electric Express Railway Co. Ltd.	908,200	6,257,922

Total Japan		274,137,586

39

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Kazakhstan — 0.1%
Banks — 0.1%
Kazkommertsbank(c)(d)	38,100	$880,110

Luxembourg — 0.4%
Real Estate — 0.4%
Gagfah SA(c)	165,300	5,243,428

Malaysia — 1.1%
Banks — 0.4%
Bumiputra—Commerce Holdings Berhad	2,518,200	5,531,760

Entertainment & Leisure — 0.7%
Genting Berhad	897,700	8,396,854

Total Malaysia		13,928,614

Morocco — 1.5%
Construction — 0.4%
IJM Corp. Berhad	2,680,700	5,584,792

Food & Agriculture — 0.7%
Kuala Lumur Kepong Berhad	2,332,700	8,926,148

Real Estate — 0.4%
IOI Corp. Berhad	1,057,400	5,514,784

Total Morocco		20,025,724

Netherlands — 2.0%
Oil & Gas — 1.2%
SBM Offshore NV	470,800	16,189,479

Personal Services — 0.8%
USG People NV	238,800	10,437,157

Total Netherlands		26,626,636

Norway — 4.0%
Banks — 0.5%
Sparebanken Midt—Norge	223,300	2,936,650
Sparebanken Nord—Norge	85,520	2,050,494
Sparebanken Rogaland	72,600	2,200,635

		7,187,779

Manufacturing — 0.9%
Orkla ASA	201,500	11,407,733

Oil & Gas — 2.6%
Fred Olsen Energy ASA	255,700	11,974,660
Petroleum Geo—Services	530,400	12,462,086
Prosafe ASA	686,500	9,743,914

		34,180,660

Total Norway		52,776,172

Philippines — 0.5%
Energy & Utilities — 0.1%
Pnoc Energy Development Corp.(c)	9,806,900	969,693

Telecommunications — 0.4%
Philippine Long Distance Telephone Co. — ADR(b)	109,800	5,614,074

Total Philippines		6,583,767

Poland — 0.3%
Telecommunications — 0.3%
Multimedia Polska SA(c)	752,600	3,180,657

Singapore — 1.9%
Real Estate — 1.5%
Capitacommercial Trust	4,305,300	7,354,449
CapitaLand Ltd.	3,075,000	12,430,317

		19,784,766

Retail Merchandising — 0.4%
Hongguo International Holdings Ltd.(c)	7,465,900	4,502,662

Total Singapore		24,287,428

South Africa — 0.6%
Retail Merchandising — 0.6%
Foschini Ltd.	420,000	3,437,493
Truworths International Ltd.	950,000	4,340,071

		7,777,564

South Korea — 3.8%
Computer Software & Services — 0.5%
NHN Corp.(c)	47,900	5,876,763

Construction — 1.1%
Hanjin Heavy Industries Co. Ltd.(c)	448,800	14,622,194

Finance — 0.7%
Daewoo Securities Co. Ltd.	460,500	9,284,274

Manufacturing — 0.4%
Cheil Industries, Inc.(c)	130,600	5,511,882

Security Brokers & Dealers — 1.1%
Korea Investment Holdings Co. Ltd.	277,000	13,790,430

Total South Korea		49,085,543

Sweden — 2.9%
Construction — 0.8%
Skanska AB	526,100	10,374,528

Entertainment & Leisure — 0.2%
Rezidor Hotel Group AB(c)	277,600	2,392,422

Manufacturing — 0.7%
SSAB Svenskt Stal AB	387,720	9,203,179

Retail Merchandising — 0.5%
KappAhl Holding AB	667,700	6,997,929

Soaps & Cosmetics — 0.7%
Oriflame Cosmetics SA	228,400	9,408,307

Total Sweden		38,376,365

Switzerland — 1.3%
Business Services — 0.8%
SGS Societe Generale de Surveillance Holding SA	9,800	10,921,953

Food & Agriculture — 0.5%
Barry Callebaut AG	12,842	6,481,601

Total Switzerland		17,403,554

Taiwan — 2.6%
Chemicals — 0.9%
Taiwan Fertilizer Co. Ltd.	6,306,000	12,056,584

Computer Software & Services — 0.4%
MediaTek, Inc.	501,000	5,181,433

40

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Taiwan (Continued)
Electronics — 0.4%
Cheng Uei Precision Industry Co. Ltd.	1,535,242	$5,488,896

Security Brokers & Dealers — 0.4%
Yuanta Core Pacific Securities Co.	5,702,000	4,733,439

Semiconductors & Related Devices — 0.5%
Powerchip Semiconductor Corp.	10,044,000	6,781,280

Total Taiwan		34,241,632

Thailand — 0.4%
Banks — 0.4%
Krung Thai Bank Public Co. Ltd.	6,586,300	2,210,916
Krung Thai Bank Public Co. Ltd. - Foreign(d)	1,626,700	546,057
Siam Commercial Bank Public Co. Ltd.(d)	1,839,200	2,935,364

		5,692,337

United Kingdom — 16.6%
Aerospace — 0.8%
Cobham PLC	2,137,800	8,109,937
Meggitt PLC	351,226	2,131,852

		10,241,789

Business Services — 1.9%
Aegis Group PLC	4,305,900	11,803,225
Intertek Group PLC	789,600	12,886,098

		24,689,323

Energy & Utilities — 1.5%
International Power PLC	1,913,600	14,303,388
Severn Trent PLC	196,600	5,658,607

		19,961,995

Entertainment & Leisure — 1.3%
888 Holdings PLC	1,021,849	2,651,010
IG Group Holdings PLC	2,463,700	14,013,372

		16,664,382

Finance — 1.6%
Amvescap PLC	695,900	8,120,856
Close Brothers Group PLC	435,100	8,659,746
ICAP PLC	476,600	4,465,238

		21,245,840

Food & Agriculture — 1.3%
Premier Foods PLC	1,419,900	8,389,069
Tate & Lyle PLC	589,748	8,873,992

		17,263,061

Machinery & Heavy Equipment — 0.6%
The Weir Group PLC	811,900	8,488,921

Manufacturing — 2.3%
Burberry Group PLC	476,400	6,021,112
Charter PLC	481,200	8,526,737
IMI PLC	683,700	6,787,068
Rexam PLC	785,700	8,084,221

		29,419,138

Measuring & Controlling Devices — 0.6%
Rotork PLC	447,912	7,322,980

Oil & Gas — 0.8%
Tullow Oil PLC	1,330,500	10,368,278

Real Estate — 0.7%
InterContinental Hotels Group PLC	354,831	8,767,779

Restaurants — 0.7%
Whitbread PLC	292,216	9,583,574

Transportation — 1.0%
Arriva PLC	895,400	13,394,273

Waste Management — 1.5%
Biffa PLC	1,044,200	6,276,691
Kelda Group PLC	717,900	13,016,183

		19,292,874

Total United Kingdom		216,704,207

United States — 0.5%
Banks — 0.3%
Banco Santander Chile SA - ADR	75,200	3,621,632

Entertainment & Leisure — 0.2%
Melco PBL Entertainment Ltd. - ADR(c)	124,700	2,651,122

Total United States		6,272,754

TOTAL COMMON STOCKS
(Cost $955,964,729)		1,268,819,906

SHORT TERM INVESTMENTS — 0.3%
Galileo Money Market Fund (Cost $4,659,195)	4,659,195	4,659,195

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 97.4%
(Cost $960,623,924)		1,273,479,101

AFFILIATED INVESTMENTS - SHORT TERM — 0.6%
Institutional Money Market Trust(e)
(Cost $7,382,000)	7,382,000	7,382,000

41

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	VALUE
TOTAL INVESTMENTS IN SECURITIES — 98.0%
(Cost $968,005,924(a))	$1,280,861,101
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.6)%	(7,382,000)
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%	33,832,999

NET ASSETS — 100.0%	$1,307,312,100

(a)	Cost for federal income tax purposes is $971,606,103. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$320,305,560
Gross unrealized depreciation	(11,050,562)

$309,254,998

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $6,572,447, which represents 0.5% of net assets.
(e)	Security purchased with the cash proceeds from securities loaned.

42

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 67.2%
Australia — 0.5%
Insurance — 0.1%
Insurance Australia Group Ltd.	168,538	$844,772

Manufacturing — 0.1%
United Group Ltd.	62,000	682,706

Metal & Mining — 0.1%
Lihir Gold Ltd.	48,600	119,690
Zinifex Ltd.	18,400	272,906

		392,596

Retail Merchandising — 0.2%
Woolworths Ltd.	89,626	1,690,830

Security Brokers & Dealers — 0.0%
Babcock & Brown Ltd.	7,800	152,691

Total Australia		3,763,595

Austria — 0.0%
Telecommunications — 0.0%
Telekom Austria AG	10,100	270,649

Belgium — 0.3%
Beverages & Bottling — 0.3%
Inbev NV	37,813	2,492,748

Metal & Mining — 0.0%
Umicore	1,400	238,400

Total Belgium		2,731,148

Brazil — 0.1%
Banks — 0.1%
Unibanco SA - ADR	3,200	297,472

Telecommunications — 0.0%
Net Servicos de Comunicacao SA - ADR	13,500	161,730
Tim Participacoes SA - ADR	3,000	103,860

		265,590

Total Brazil		563,062

Canada — 1.4%
Energy & Utilities — 0.0%
Zenas Energy Corp. (acquired 05/18/04 through 03/16/06, cost $7,164)(b)(c)	1,500	4,014

Metal & Mining — 0.5%
Alexco Resource Corp.(d)	6,756	28,446
Aur Resources, Inc.	8,300	172,669
Aurora Energy Resources, Inc.(d)	5,300	61,583
Bema Gold Corp.(d)	50,000	262,500
Energy Metals Corp.(d)	9,800	84,878
European Goldfields Ltd.(d)	12,100	50,220
Fording Canadian Coal Trust	7	145
Frontier Pacific Mining Corp.(d)	79,200	51,616
Gammon Lake Resources, Inc.(d)	9,400	153,073
Gateway Gold Corp.(d)	100,000	72,032
Gold Reserve, Inc.(d)	26,280	124,042
HudBay Minerals, Inc.(d)	12,100	226,612
Inmet Mining Corp.	4,000	214,072
International Uranium Corp.(d)	4,700	47,558
Kinross Gold Corp.	19,700	233,464
Minefinders Corp. Ltd.(d)	40,000	356,000
NovaGold Resources, Inc.(d)(e)	16,792	288,151
Southwestern Resources Corp.(d)	47,300	322,053
Stratagold Corp.(d)	218,500	243,579
Sunridge Gold Corp.(d)	128,837	364,586
Sxr Uranium One, Inc.(d)	11,500	157,784
Triex Minerals Corp. (acquired 12/23/05, cost $14,206)(c)(f)	6,600	27,449
West Timmins Mining, Inc.(d)	31,077	15,190
Yamana Gold, Inc.	30,800	404,363

		3,962,065

Motor Vehicles — 0.0%
Westport Innovations, Inc. (acquired 12/17/03 through 9/15/04, cost $75,001)(d)(f)(g)	70,500	73,151

Oil & Gas — 0.7%
Accrete Energy, Inc.(d)	4,960	25,945
Alberta Clipper Energy, Inc.(d)	5,026	25,989
Birchcliff Energy Ltd.(d)	17,100	59,974
C1 Energy Ltd.(d)	85,733	49,992
Canadian Superior Energy, Inc.(d)	22,000	44,000
Canext Energy Ltd.(d)	3,900	5,418
Capitol Energy Resources Ltd.(d)	14,595	53,441
Cinch Energy Corp.(d)	40,320	36,996
Compton Petroleum Corp.(d)	68,499	625,575
Crescent Point Energy Trust	782	11,807
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(d)(f)	9,400	99,147
Daylight Resources Trust	13,411	117,418
Delphi Energy Corp.(d)	24,700	52,528
Ember Resources, Inc.(d)	12,136	26,747
Endev Energy, Inc.(d)	231,700	246,373
Fairquest Energy Ltd.(d)	3,800	10,427
First Calgary Petroleums Ltd.(d)	14,554	86,988
Galleon Energy, Inc. - Class A (acquired 1/31/05 through 3/13/06, cost $391,544)(c)(d)(f)	28,617	443,678
Gastar Exploration Ltd.(d)(e)	9,526	20,481
Highpine Oil & Gas Ltd.(d)	8,193	110,303
HSE Integrated Ltd.(d)	561	842
Innova Exploration Ltd. (acquired 10/31/05, cost $22,297)(c)(f)	3,200	17,809
Innova Exploration Ltd. (acquired 2/15/06 through 2/17/06, cost $8,235)(d)	1,660	9,238
Iteration Energy Ltd.(d)	4,021	15,172
Leader Energy Services Ltd.(d)	15,957	22,578
Midnight Oil Exploration Ltd. (acquired 01/31/05, cost $264,140)(d)	81,200	165,025
Mission Oil & Gas, Inc. (acquired 6/13/04 through 6/14/04, cost $12,327)(d)	1,140	12,366
Mission Oil & Gas, Inc. (acquired 6/19/06, cost $6,465)(b)(c)	600	6,509
Niko Resources Ltd. (acquired 6/20/03 through 11/10/03, cost $40,606)(f)	2,000	142,949
Oilexco, Inc.(d)	72,025	447,782
Open Range Energy Corp.(d)	1,976	5,591
Pacific Rodera Energy, Inc.(d)	37,300	20,791
Pengrowth Energy Trust	1,505	25,737
Petrolifera Petroleum Ltd.(d)	4,150	62,811
ProspEx Resources Ltd.(d)	43,140	164,251

43

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
Real Resources, Inc.(d)	6,185	$88,573
Suncor Energy, Inc.	18,000	1,416,816
Tag Oil Ltd. (acquired 9/22/05, cost $4,409)(c)(f)	4,000	1,664
Technicoil Corp. (acquired 6/15/04 through 9/28/06, cost $45,593)(b)(d)	46,400	41,778
Thunder Energy Trust	27,094	131,738
Trafalgar Energy Ltd.(d)	841	2,957
True Energy Trust	11,382	73,108
Tusk Energy Corp. (acquired 10/05/05 through 04/10/06, cost $28,456)(d)	14,660	39,600
Tusk Energy Corp. (acquired 3/10/05, cost $39,439)(c)(f)	10,557	28,517
Tusk Energy Corp. (acquired 6/2/06, cost $37,327)(c)(f)	10,000	27,012
Vault Energy Trust	5,850	27,591
Vero Energy, Inc.(d)	4,447	23,109
West Energy Ltd.(d)	143	665
Western Oil Sands, Inc. - Class A(d)	1,800	50,489
Zenas Energy Corp. (acquired 08/26/05 through 07/05/06, cost $82,134)(d)	20,522	54,906

		5,281,201

Retail Merchandising — 0.0%
Shoppers Drug Mart Corp.	3,900	167,518

Transportation — 0.2%
Canadian Pacific Railway Ltd.	22,514	1,185,405
Railpower Technologies Corp.(d)	17,600	22,789

		1,208,194

Total Canada		10,696,143

Cayman Islands — 0.0%
Energy & Utilities — 0.0%
Suntech Power Holdings Co., Ltd. — ADR(d)(e)	1,200	40,812

China — 0.0%
Metal & Mining — 0.0%
Alexco Resource Corp.(d)	3,266	13,751

Personal Services — 0.0%
New Oriental Education & Technology Group, Inc. — ADR(d)	350	11,739

Total China		25,490

Denmark — 0.0%
Aerospace — 0.0%
MTU Aero Engines Holding AG	7,200	337,023

Finland — 0.3%
Banks — 0.0%
OKO Bank PLC — Series A	7,100	119,028

Machinery & Heavy Equipment — 0.0%
Metso OYJ	3,800	191,818

Manufacturing — 0.0%
Wartsila OYJ—Series B	4,500	242,420

Metal & Mining — 0.1%
Outokumpu OYJ — Series B	7,800	305,390

Paper & Forest Products — 0.2%
Upm-Kymmene OYJ	60,781	1,534,067

Retail Merchandising — 0.0%
Kesko OYJ—Series B	3,000	158,485

Total Finland		2,551,208

France — 1.9%
Advertising — 0.0%
Publicis Groupe SA	3,000	126,526

Banks — 0.3%
Credit Agricole SA	46,238	1,944,614

Beverages & Bottling — 0.2%
LVMH Moet Hennessy Louis Vuitton SA	15,254	1,609,870

Chemicals — 0.0%
Rhodia SA	46,500	162,049

Computer & Office Equipment — 0.0%
Neopost SA	1,800	226,084

Electronics — 0.2%
Schneider Electric SA	11,125	1,235,051

Entertainment & Leisure — 0.2%
Accor SA	23,122	1,791,646

Food & Agriculture — 0.3%
Carrefour SA	38,690	2,346,272

Machinery & Heavy Equipment — 0.3%
Alstom	13,810	1,872,203

Manufacturing — 0.0%
Compagnie Generale des Etablissements Michelin - Class B	2,200	210,547

Medical Instruments & Supplies — 0.2%
Essilor International SA	16,230	1,745,012

Oil & Gas — 0.2%
Technip SA	15,469	1,061,828

Transportation — 0.0%
Air France	4,500	189,433

Total France		14,521,135

Germany — 1.2%
Air Transportation — 0.0%
Deutsche Lufthansa AG	10,000	275,229

Chemicals — 0.3%
Bayer AG	33,730	1,810,391
Wacker Chemie AG	1,400	182,182

		1,992,573

Computer Software & Services — 0.0%
United Internet AG	12,500	206,752

Construction — 0.1%
Bilfinger Berger AG	5,600	410,418

Durable Goods — 0.0%
Gerry Weber International AG	6,900	160,761

44

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Germany (Continued)
Finance — 0.2%
Hypo Real Estate Holding AG	24,430	$1,539,553

Insurance — 0.5%
Allianz AG	10,161	2,075,792
Hannover Rueckversicherung AG	5,200	240,797
Muenchener Rueckversicherungs - Gesellschaft AG	10,300	1,773,251

		4,089,840

Manufacturing — 0.0%
K+S AG	1,400	151,911

Miscellaneous Services — 0.0%
GEA Group AG	15,100	340,251

Real Estate — 0.1%
IVG Immobilien AG	9,800	420,952

Total Germany		9,588,240

Greece — 0.3%
Banks — 0.0%
Piraeus Bank SA	3,600	116,048

Chemicals — 0.0%
Lanxess	2,400	134,581

Machinery & Heavy Equipment — 0.0%
Deutz AG	11,000	145,931

Telecommunications — 0.3%
Hellenic Telecommunications Organization SA	62,603	1,880,858

Total Greece		2,277,418

Hong Kong — 0.3%
Energy & Utilities — 0.0%
Huadian Power International Corp. Ltd.	193,200	76,005

Entertainment & Leisure — 0.0%
Hongkong & Shanghai Hotels Ltd.	71,900	121,462
Regal Hotels International Holdings Ltd.	1,334,700	118,399
Regal Hotels International Holdings Ltd. Rights	13,347	0

		239,861

Food & Agriculture — 0.0%
Chaoda Modern Agriculture (Holdings) Ltd.	154,100	99,256
Fu Ji Food & Catering Services	14,300	38,055

		137,311

Real Estate — 0.1%
New World Development Co. Ltd.	159,400	320,919
Shun Tak Holdings Ltd.	112,000	171,349
Wheelock & Co. Ltd.	91,100	173,104

		665,372

Retail Merchandising — 0.2%
Esprit Holdings Ltd.	93,500	1,043,991

Telecommunications — 0.0%
China Communications Services Corp. Ltd.(d)	2,600	1,484

Total Hong Kong		2,164,024

India — 0.0%
Business Services — 0.0%
WNS Holdings Ltd. - ADR(d)	1,650	51,315

Ireland — 0.1%
Computer Software & Services — 0.1%
SkillSoft PLC - ADR(d)	108,500	673,785

Italy — 0.4%
Construction — 0.1%
Buzzi Unicem SpA	9,400	267,154
Impregilo SPA	24,600	137,361

		404,515

Energy & Utilities — 0.0%
AEM SpA	86,500	289,171

Insurance — 0.3%
Assicurazioni Generali SpA	44,720	1,964,008

Manufacturing — 0.0%
Benetton Group SPA	6,300	120,253

Total Italy		2,777,947

Japan — 3.5%
Banks — 0.6%
Bank of Kyoto Ltd.	29,300	273,291
The Chiba Bank Ltd.	33,100	279,809
The Iyo Bank Ltd.	16,200	152,600
Mizuho Financial Group, Inc.	291	2,078,484
The Sumitomo Industries Ltd.	169,000	1,772,295

		4,556,479

Chemicals — 0.0%
Tokai Carbon Co. Ltd.	23,500	167,060

Computer & Office Equipment — 0.0%
Brother Industries Ltd.	10,000	135,372

Computer Software & Services — 0.0%
Nippon System Development	2,700	85,761

Conglomerates — 0.1%
Mitsui & Co. Ltd.	69,000	1,032,057

Construction — 0.4%
Daito Trust Construction Co. Ltd.	2,700	123,877
Daiwa House Industry Co. Ltd.	58,000	1,008,865
Haseko Corp.(d)	49,000	175,404
Mitsui Home Co. Ltd.	13,100	90,485
Obayashi Corp.	192,000	1,245,528
Tadano Ltd.	11,400	134,304

		2,778,463

Electronics — 0.2%
Denso Corp.	27,500	1,090,711
Sony Corp.	10,100	432,839
Star Micronics Co. Ltd.	11,800	235,494

		1,759,044

Energy & Utilities — 0.0%
Kurita Water Industries Ltd.	6,200	133,893

Finance — 0.0%
ORIX Corp.	400	115,794
SBI Holdings, Inc.	400	134,784

		250,578

Insurance — 0.0%
Aioi Insurance Co. Ltd.	16,200	114,348

45

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Leasing — 0.0%
Diamond Lease Co. Ltd.	3,200	$154,346

Machinery & Heavy Equipment — 0.3%
Aichi Corp.	18,000	175,001
Komatsu Ltd.	67,300	1,365,737
Miura Co. Ltd.	7,800	197,941
Nabtesco Corp.	14,600	182,922

		1,921,601

Manufacturing — 0.1%
Daihatsu Motor Co. Ltd.	12,700	128,169
JTEKT Corp.	10,700	227,028
Taiyo Nippon Sanso Corp.	31,400	282,852
Uni-Charm Corp.	2,900	172,287

		810,336

Medical Instruments & Supplies — 0.0%
Nihon Kohden Corp.	12,900	294,845

Metal & Mining — 0.3%
Asahi Pretec Corp.	4,850	96,996
Marubeni Corp.	286,000	1,451,569
Maruichi Steel Tube Ltd.	6,700	185,228
Yamato Kogyo Co. Ltd.	8,500	214,991

		1,948,784

Motor Vehicles — 0.3%
Futaba Industrial Co. Ltd.	6,100	148,906
Isuzu Motors Ltd.	34,500	162,056
Nissan Motor Co., Ltd.	129,000	1,553,355

		1,864,317

Real Estate — 0.5%
Goldcrest Co. Ltd.	2,300	118,667
Japan General Estate Co. Ltd.	10,100	290,257
Joint Corp.	8,400	323,281
Tokyo Tatemono Co. Ltd.	121,000	1,348,229
Urban Corp.	95,200	1,444,739

		3,525,173

Retail Merchandising — 0.3%
Aeon Co. Ltd.	73,200	1,583,883
Shimachu Co. Ltd.	4,900	142,053
Takashimaya Co. Ltd.	9,400	132,858
Tsuruha Holdings, Inc.	3,000	114,197
Xebio Co. Ltd.	9,550	300,130

		2,273,121

Textiles — 0.1%
Mitsubishi Rayon Co. Ltd.	160,000	1,075,585

Transportation — 0.3%
Canon, Inc.	36,500	2,054,956
Keihin Electric Express Railway Co. Ltd.	21,700	149,523

		2,204,479

Total Japan		27,085,642

Kazakhstan — 0.0%
Banks — 0.0%
Kazkommertsbank(c)(d)	900	20,790

Luxembourg — 0.2%
Oil & Gas — 0.0%
Acergy SA - ADR(d)	18,500	356,310

Real Estate — 0.0%
Gagfah SA(d)	3,800	120,539

Telecommunications — 0.2%
SES Global	71,878	1,272,140

Total Luxembourg		1,748,989

Malaysia — 0.0%
Banks — 0.0%
Bumiputra-Commerce Holdings Berhad	61,200	134,439

Entertainment & Leisure — 0.0%
Genting Berhad	20,900	195,493

Total Malaysia		329,932

Morocco — 0.1%
Construction — 0.0%
IJM Corp. Berhad	64,500	134,375

Food & Agriculture — 0.1%
Kuala Lumur Kepong Berhad	55,900	213,903

Real Estate — 0.0%
IOI Corp. Berhad	25,300	131,950

Total Morocco		480,228

Netherlands — 0.5%
Oil & Gas — 0.1%
SBM Offshore NV	11,200	385,136

Personal Services — 0.0%
USG People NV	5,800	253,499

Telecommunications — 0.2%
Koninklijke KPN NV	122,051	1,735,185

Transportation — 0.2%
TNT NV	32,246	1,386,806

Total Netherlands		3,760,626

Norway — 0.4%
Banks — 0.0%
Sparebanken Midt-Norge	5,000	65,756
Sparebanken Nord-Norge	1,900	45,556
Sparebanken Rogaland	1,700	51,530

		162,842

Manufacturing — 0.0%
Orkla ASA	4,800	271,748

Oil & Gas — 0.3%
Fred Olsen Energy ASA	6,100	285,668
Petroleum Geo-Services	12,600	296,045
Prosafe ASA	16,000	227,098
Statoil ASA	67,989	1,801,896

		2,610,707

Transportation — 0.1%
Stolt-Nielsen SA (acquired 1/31/05, cost $177,441)(f)	13,000	398,223

Total Norway		3,443,520

46

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
Philippines — 0.0%
Energy & Utilities — 0.0%
Pnoc Energy Development Corp.(d)	235,200	$23,256

Telecommunications — 0.0%
Philippine Long Distance Telephone Co. — ADR	2,600	132,938

Total Philippines		156,194

Singapore — 0.5%
Conglomerates — 0.1%
Keppel Corp. Ltd.	94,000	1,078,664

Finance — 0.3%
DBS Group Holdings Ltd.	142,000	2,092,388

Real Estate — 0.1%
Capitacommercial Trust	103,200	176,289
CapitaLand Ltd.	71,400	288,626

		464,915

Retail Merchandising — 0.0%
Hongguo International Holdings Ltd.(d)	177,000	106,748

Total Singapore		3,742,715

South Africa — 0.0%
Retail Merchandising — 0.0%
Foschini Ltd.	9,200	75,298
Truworths International Ltd.	20,600	94,111

		169,409

South Korea — 0.2%
Computer Software & Services — 0.0%
NHN Corp.(d)	1,300	159,495

Construction — 0.1%
Hanjin Heavy Industries Co. Ltd.(d)	10,700	348,613

Finance — 0.0%
Daewoo Securities Co. Ltd.	11,000	221,774

Manufacturing — 0.0%
Cheil Industries, Inc.(d)	3,100	130,833

Security Brokers & Dealers — 0.1%
Korea Investment Holdings Co. Ltd.	6,600	328,581

Total South Korea		1,189,296

Spain — 0.3%
Banks — 0.3%
Banco Bilbao Vizcaya Argentaria SA	102,002	2,455,965

Sweden — 0.3%
Banks — 0.2%
Nordea Bank AB	110,555	1,703,716

Construction — 0.1%
Skanska AB	12,600	248,468

Entertainment & Leisure — 0.0%
Rezidor Hotel Group AB(d)	6,600	56,880

Manufacturing — 0.0%
SSAB Svenskt Stal AB	9,200	218,377

Retail Merchandising — 0.0%
KappAhl Holding AB	16,000	167,691

Soaps & Cosmetics — 0.0%
Oriflame Cosmetics SA	5,400	222,438

Total Sweden		2,617,570

Switzerland — 1.1%
Business Services — 0.0%
SGS Societe Generale de Surveillance Holding SA	230	256,332

Food & Agriculture — 0.3%
Barry Callebaut AG	300	151,416
Nestle SA	6,650	2,363,110

		2,514,526

Pharmaceuticals — 0.8%
Novartis AG	46,928	2,705,533
Novartis AG — ADR	18,580	1,067,235
Roche Holding AG	12,580	2,255,831

		6,028,599

Total Switzerland		8,799,457

Taiwan — 0.1%
Chemicals — 0.1%
Taiwan Fertilizer Co. Ltd.	146,100	279,332

Computer Software & Services — 0.0%
MediaTek, Inc.	11,000	113,764

Electronics — 0.0%
Cheng Uei Precision Industry Co. Ltd.	31,692	113,306

Security Brokers & Dealers — 0.0%
Yuanta Core Pacific Securities Co.	132,000	109,578

Semiconductors & Related Devices — 0.0%
Powerchip Semiconductor Corp.	234,000	157,987

Total Taiwan		773,967

Thailand — 0.0%
Banks — 0.0%
Krung Thai Bank Public Co. Ltd.	174,300	58,012
Krung Thai Bank Public Co. Ltd. - Foreign(c)	30,000	9,967
Siam Commercial Bank Public Co. Ltd.(c)	44,100	72,126

		140,105

United Kingdom — 3.2%
Aerospace — 0.3%
BAE Systems PLC	208,653	1,739,354
Cobham PLC	51,200	194,232
Meggitt PLC	8,462	51,362

		1,984,948

Business Services — 0.2%
Aegis Group PLC	103,200	282,889
Amvescap PLC — ADR	36,920	910,078
Intertek Group PLC	18,900	308,444

		1,501,411

Energy & Utilities — 0.2%
International Power PLC	45,800	342,336
ITM Power PLC(d)	12,000	29,370
Scottish Power	66,431	972,930

47

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United Kingdom (Continued)
Energy & Utilities (Continued)
Severn Trent PLC	4,633	$133,358

		1,477,994

Entertainment & Leisure — 0.1%
888 Holdings PLC	24,410	63,328
IG Group Holdings PLC	59,000	335,588

		398,916

Finance — 0.1%
Amvescap PLC	16,600	193,715
Archipelago Holdings, Inc. (acquired 5/13/05, cost $51,017)(c)(f)	78,900	52,138
Close Brothers Group PLC	10,400	206,990
ICAP PLC	11,400	106,806

		559,649

Food & Agriculture — 0.1%
Premier Foods PLC	34,000	200,879
Tate & Lyle PLC	13,982	210,389

		411,268

Insurance — 0.3%
Prudential PLC	163,448	2,238,597

Machinery & Heavy Equipment — 0.0%
The Weir Group PLC	19,400	202,839

Manufacturing — 0.1%
Burberry Group PLC	11,400	144,082
Charter PLC	11,500	203,777
IMI PLC	16,300	161,810
Rexam PLC	18,200	187,263

		696,932

Measuring & Controlling Devices — 0.0%
Rotork PLC	10,400	170,031

Metal & Mining — 0.2%
Anglo American PLC	41,590	2,028,483

Oil & Gas — 0.5%
BG Group PLC	127,623	1,731,693
BP PLC	197,831	2,198,209
Tullow Oil PLC	31,900	248,589

		4,178,491

Pharmaceuticals — 0.4%
GlaxoSmithKline PLC	113,710	2,992,310
Shire PLC - ADR	8,600	531,136

		3,523,446

Real Estate — 0.0%
InterContinental Hotels Group PLC	8,450	208,797

Restaurants — 0.0%
Whitbread PLC	6,930	227,278

Retail Merchandising — 0.3%
Alliance Boots Group PLC	128,973	2,114,918

Telecommunications — 0.3%
Vodafone Group PLC	739,871	2,049,846

Transportation — 0.0%
Arriva PLC	21,400	320,122

Waste Management — 0.1%
Biffa PLC	25,000	150,275
Kelda Group PLC	17,200	311,852

		462,127

Total United Kingdom		24,756,093

United States — 50.0%
Aerospace — 0.8%
AAR Corp.(d)(e)	6,700	195,573
Armor Holdings, Inc.(d)	2,800	153,580
BE Aerospace, Inc.(d)(e)	12,050	309,444
The Boeing Co.	7,500	666,300
Goodrich Corp.(e)	12,000	546,600
LMI Aerospace, Inc.(d)	8,600	133,128
Lockheed Martin Corp.	7,850	722,750
Orbital Sciences Corp.(d)	2,950	54,398
Raytheon Co.(e)	27,850	1,470,480
Spirit Aerosystems Holdings, Inc. - Class A(d)	11,420	382,227
United Technologies Corp.	24,050	1,503,606

		6,138,086

Air Transportation — 0.1%
Alaska Air Group, Inc.(d)(e)	1,000	39,500
Continental Airlines, Inc. - Class B(d)(e)	10,750	443,437

		482,937

Banks — 5.0%
Banco Santander Chile SA - ADR	1,800	86,688
Bank of America Corp.	168,250	8,982,867
Bank of Hawaii Corp.	975	52,601
Boston Private Financial Holdings, Inc.	4,600	129,766
Cathay General Bancorp(e)	4,200	144,942
Central Pacific Financial Corp.	3,063	118,722
Citigroup, Inc.	153,000	8,522,100
City National Corp.(e)	7,900	562,480
Columbia Banking System, Inc.	3,400	119,408
Compass Bancshares, Inc.(e)	11,680	696,712
Corus Bankshares, Inc.(e)	1,400	32,298
Cullen/Frost Bankers, Inc.	9,910	553,176
First Midwest Bancorp, Inc.	12,160	470,349
First State Bancorporation	2,300	56,925
FirstFed Financial Corp.(d)	850	56,924
Greenhill & Co., Inc.(e)	4,650	343,170
Hancock Holding Co.	900	47,556
Hudson City Bancorp, Inc.	71,425	991,379
Huntington Bancshares, Inc.	2,025	48,094
J.P. Morgan Chase & Co.	132,250	6,387,675
KBW, Inc.(d)	2,200	64,658
Key Corp.(e)	33,400	1,270,202
Pacific Capital Bancorp	1,700	57,086
Signature Bank(d)	4,500	139,410
U.S. Bancorp(e)	71,500	2,587,585
UMB Financial Corp.	3,300	120,483
Umpqua Holdings Corp.	5,650	166,280
Wachovia Corp.(e)	49,300	2,807,635
Wells Fargo & Co.	45,600	1,621,536
Wintrust Financial Corp.(e)	15,190	729,424
WSFS Financial Corp.	1,250	83,662

48

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Banks (Continued)
Zions Bancorporation	10,320	$850,781

		38,902,574

Beverages & Bottling — 0.5%
The Coca-Cola Co.	20,900	1,008,425
Molson Coors Brewing Co. - Class B	5,800	443,352
Pepsi Bottling Group, Inc.	16,100	497,651
PepsiCo, Inc.	27,800	1,738,890

		3,688,318

Broadcasting — 0.6%
Alliance Atlantis Communications, Inc.(d)	3,300	143,220
Belo Corp.	41,372	760,417
CBS Corp. - Class B(e)	19,500	608,010
CKX, Inc.(d)	52,250	612,893
DIRECTV Group, Inc.(d)	86,000	2,144,840
Lin TV Corp.(d)	29,635	294,868
Outdoor Channel Holdings, Inc.(d)	10,550	135,357

		4,699,605

Business Services — 0.8%
Advisory Board Co.(d)	3,100	165,974
Alliance Data Systems Corp.(d)(e)	9,125	570,039
The Brink’s Co.(e)	13,000	830,960
Cohen & Steers, Inc.	1,025	41,174
Commvault Systems, Inc.(d)	3,500	70,035
Corrections Corp. of America(d)	1,200	54,276
Diamond Management & Technology Consultants, Inc.	29,000	360,760
eFunds Corp.(d)	14,640	402,600
Exlservice Holdings, Inc.(d)	4,846	101,960
Fair, Isaac & Co., Inc.	1,400	56,910
Forrester Research, Inc.(d)	13,900	376,829
Gartner, Inc. - Class A(d)(e)	8,400	166,236
Global Payments, Inc.	8,100	375,030
Healthcare Services Group, Inc.	9,150	264,984
Hewitt Associates, Inc. - Class A(d)	19,990	514,743
HMS Holdings Corp.(d)	7,950	120,442
Investors Financial Services Corp.(e)	7,200	307,224
Korn/Ferry International(d)	2,100	48,216
Manpower, Inc.	900	67,437
National Financial Partners Corp.	7,930	348,682
Net1 UEPS Technologies, Inc.(d)	14,700	434,532
PRA International(d)	2,049	51,778
W.W. Grainger, Inc.(e)	6,054	423,417

		6,154,238

Chemicals — 0.5%
Agrium, Inc.(e)	4,300	135,407
Air Products & Chemicals, Inc.	3,550	249,494
Ashland, Inc.	6,050	418,539
Celanese Corp. - Series A	45,070	1,166,411
The Lubrizol Corp.	18,875	946,204
Lyondell Chemical Co.	42,200	1,079,054

		3,995,109

Computer & Office Equipment — 1.7%
Apple Computer, Inc.(d)	13,933	1,182,076
Cisco Systems, Inc.(d)	132,050	3,608,926
Electronics for Imaging, Inc.(d)	22,150	588,747
Hewlett-Packard Co.	110,700	4,559,733
International Business Machines Corp.	20,050	1,947,858
Lexmark International, Inc.(d)(e)	800	58,560
NCR Corp.(d)(e)	10,485	448,339
Phase Metrics, Inc.(c)(d)	50,574	1,011
Western Digital Corp.(d)	30,550	625,053

		13,020,303

Computer Software & Services — 2.9%
Activision, Inc.(d)(e)	33,061	569,972
Adobe Systems, Inc.(d)	45,100	1,854,512
Aladdin Knowledge Systems Ltd.(d)	13,350	260,192
Blackboard, Inc.(d)(e)	15,650	470,126
CACI International, Inc.(d)	16,000	904,000
Cadence Design Systems, Inc.(d)	38,725	693,565
Ceridian Corp.(d)	12,150	339,957
Cognizant Technology Solutions Corp.(d)	13,000	1,003,080
Computer Sciences Corp.(d)	18,850	1,006,024
Double-Take Software, Inc.(d)	1,100	14,168
EMC Corp.(d)	41,619	549,371
First Data Corp.	21,700	553,784
Foundry Networks, Inc.(d)	32,950	493,591
Google, Inc. - Class A(d)	7,844	3,612,005
i2 Technologies, Inc.(d)(e)	9,000	205,380
IAC/InterActiveCorp(d)(e)	10,050	373,458
IHS, Inc.(d)	21,050	831,054
Ingram Micro, Inc. - Class A(d)	18,000	367,380
International Game Technology	7,300	337,260
Interwoven, Inc.(d)	6,950	101,956
Juniper Networks, Inc.(d)(e)	50,000	947,000
Komag, Inc.(d)	1,175	44,509
Lawson Software, Inc.(d)	11,400	84,246
Microsoft Corp.	43,800	1,307,868
Move, Inc.(d)	53,600	295,336
Oracle Corp.(d)	68,750	1,178,375
Phase Forward, Inc.(d)	10,500	157,290
Salesforce.com, Inc.(d)(e)	33,350	1,215,608
SI International, Inc.(d)	3,750	121,575
SonicWALL, Inc.(d)	40,400	340,168
Sun Microsystems, Inc.(d)	65,450	354,739
Sybase, Inc.(d)	2,300	56,810
TIBCO Software, Inc.(d)	12,050	113,752
Transaction Systems Architects, Inc.(d)	23,800	775,166
Trident Microsystems, Inc.(d)(e)	3,300	59,994
The TriZetto Group, Inc.(d)	10,533	193,491
Unisys Corp.(d)	36,130	283,259
VeriFone Holdings, Inc.(d)(e)	12,700	449,580

		22,519,601

Construction — 0.0%
The Ryland Group, Inc.	1,175	64,178
United Rentals, Inc.(d)	2,200	55,946

		120,124

49

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Containers — 0.1%
Owens—Illinois, Inc.(d)(e)	35,510	$655,159
Silgan Holdings, Inc.	3,050	133,956
Smurfit—Stone Container Corp.(d)	31,850	336,336

		1,125,451

Electronics — 0.8%
Agilent Technologies, Inc.(d)	14,650	510,552
Ametek, Inc.	16,050	511,032
Amphenol Corp.	10,050	623,904
Arrow Electronics, Inc.(d)	2,450	77,298
Cogent, Inc.(d)	13,350	146,984
Directed Electronics, Inc.(d)	8,100	92,745
FLIR Systems, Inc.(d)(e)	17,600	560,208
Intel Corp.	59,850	1,211,962
L-3 Communications Holdings, Inc.	23,010	1,881,758
Vishay Intertechnology, Inc.(d)	36,550	494,887
WESCO International, Inc.(d)(e)	700	41,167

		6,152,497

Energy & Utilities — 2.5%
Airgas, Inc.	49,200	1,993,584
CenterPoint Energy, Inc.(e)	87,950	1,458,211
Constellation Energy Group, Inc.(e)	13,080	900,820
Dynegy, Inc. - Class A(d)	5,263	38,104
Edison International	18,820	855,934
El Paso Electric Co.(d)	4,900	119,413
Equitable Resources, Inc.(e)	20,080	838,340
Evergreen Energy, Inc.(d)(e)	11,500	113,735
FirstEnergy Corp.	28,950	1,743,079
FPL Group, Inc.(e)	10,200	555,084
IDACORP, Inc.	1,125	43,481
KBR, Inc.(d)	13,280	347,405
Longview Energy Co. (acquired 8/13/04, cost $48,000)(c)(f)(g)	3,200	60,800
NRG Energy, Inc.(d)	14,180	794,222
NSTAR(e)	35,100	1,206,036
PG&E Corp.(e)	48,600	2,300,238
Pike Electric Corp.(d)(e)	2,587	42,246
Pinnacle West Capital Corp.(e)	975	49,374
PPL Corp.	25,930	929,331
Public Service Enterprise Group, Inc.(e)	14,260	946,579
Puget Energy, Inc.	2,600	65,936
Questar Corp.(e)	15,170	1,259,868
Sempra Energy	33,400	1,869,398
TXU Corp.	21,050	1,141,120
Wisconsin Energy Corp.	1,200	56,952

		19,729,290

Entertainment & Leisure — 1.4%
Gaylord Entertainment Co.(d)	1,400	71,302
Hilton Hotels Corp.(e)	62,690	2,187,881
Las Vegas Sands Corp.(d)(e)	4,600	411,608
Melco PBL Entertainment Ltd. - ADR(d)	4,500	95,670
Morgans Hotel Group Co.(d)	10,865	183,944
Orient-Express Hotels Ltd. - Class A	27,337	1,293,587
Pinnacle Entertainment, Inc.(d)	4,300	142,502
Sabre Holdings Corp.	45,200	1,441,428
Scientific Games Corp. - Class A(d)(e)	19,000	574,370
Station Casinos, Inc.	4,650	379,766
Sunterra Corp.(d)	9,057	109,137
Vail Resorts, Inc.(d)	6,850	307,017
The Walt Disney Co.(e)	104,800	3,591,496
World Wrestling Entertainment, Inc.	6,250	101,875

		10,891,583

Finance — 3.3%
Affiliated Managers Group, Inc.(d)(e)	950	99,874
AllianceBernstein Holding LP	3,746	301,178
Ambac Financial Group, Inc.	10,605	944,587
American Express Co.	45,140	2,738,644
AmeriCredit Corp.(d)	39,750	1,000,508
Ameriprise Financial, Inc.	11,800	643,100
The Bear Stearns Cos., Inc.	9,650	1,570,827
Capital One Financial Corp.	17,965	1,380,071
Chicago Mercantile Exchange Holdings, Inc.(e)	4,282	2,182,749
CIT Group, Inc.	38,690	2,157,741
Evercore Partners, Inc.(d)	970	35,744
Fannie Mae	13,450	798,796
The Goldman Sachs Group, Inc.	14,300	2,850,705
Indymac Bancorp, Inc.	1,075	48,547
Investment Technology Group, Inc.(d)	4,200	180,096
Mellon Financial Corp.(e)	19,610	826,562
Morgan Stanley	38,400	3,126,912
Nasdaq Stock Market, Inc.(d)	10,400	320,216
NGP Capital Resources Co.	2,700	45,225
Nymex Holdings, Inc.(d)(e)	200	24,802
NYSE Group, Inc.(d)(e)	8,700	845,640
Raymond James Financial, Inc.	1,825	55,316
Sumitomo Mitsui Financial Group, Inc.	179	1,835,049
T. Rowe Price Group, Inc.	3,150	137,876
TCF Financial Corp.	1,300	35,646
UBS AG	5,800	349,914
Washington Mutual, Inc.(e)	25,200	1,146,348
Wright Express Corp.(d)(e)	10,450	325,726

		26,008,399

Food & Agriculture — 1.0%
Archer-Daniels-Midland Co.	39,100	1,249,636
Bunge Ltd.(e)	3,190	231,307
ConAgra Foods, Inc.	41,050	1,108,350
Corn Products International, Inc.	1,450	50,083
Del Monte Foods Co.	80,210	884,716
General Mills, Inc.	29,750	1,713,600
Monsanto Co.	36,136	1,898,224
Panera Bread Co. - Class A(d)(e)	5,400	301,914
Pilgrim’s Pride Corp.	22,360	658,055

		8,095,885

Insurance — 2.7%
ACE Ltd.	11,100	672,327
Aetna, Inc.	27,600	1,191,768
The Allstate Corp.	36,750	2,392,792
American Financial Group, Inc.	2,550	91,570

50

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
American International Group, Inc.	36,050	$2,583,343
Aspen Insurance Holdings Ltd.	32,040	844,574
Axis Capital Holdings Ltd.	25,540	852,270
CHUBB Corp.	33,950	1,796,294
Conseco, Inc.(d)(e)	45,470	908,491
Endurance Specialty Holdings Ltd.	24,648	901,624
Everest Re Group Ltd.	525	51,508
First Mercury Financial Corp.(d)	4,900	115,248
HCC Insurance Holdings, Inc.	1,600	51,344
IPC Holdings Ltd.	2,797	87,966
MetLife, Inc.(e)	21,850	1,289,368
National Atlantic Holdings Corp. - Class A(d)	4,700	54,802
Nationwide Financial Services, Inc.	14,100	764,220
PartnerRe Ltd.	600	42,618
Platinum Underwriters Holdings Ltd.	5,541	171,439
Protective Life Corp.	950	45,125
The St. Paul Travelers Cos., Inc.	50,550	2,714,030
UnumProvident Corp.	58,600	1,217,708
W.R. Berkley Corp.(e)	32,625	1,125,889
WellPoint, Inc.(d)	5,600	440,664
XL Capital Ltd.	14,090	1,014,762

		21,421,744

Machinery & Heavy Equipment — 0.1%
Bucyrus International, Inc. - Class A(e)	2,700	139,752
Joy Global, Inc.(e)	5,750	277,955
Regal-Beloit Corp.	1,100	57,761
Terex Corp.(d)(e)	9,000	581,220

		1,056,688

Manufacturing — 3.8%
Actuant Corp. - Class A	5,950	283,518
Acuity Brands, Inc.(e)	1,300	67,652
American Railcar Industries, Inc.	5,100	173,604
Aptargroup, Inc.	2,750	162,360
Callaway Golf Co.(e)	25,862	372,671
Chart Industries, Inc.(d)	8,450	136,974
Chattem, Inc.(d)	3,200	160,256
Cooper Industries Ltd. - Class A	21,753	1,967,124
Corning, Inc.(d)	91,400	1,710,094
Crane Co.	1,000	36,640
Cummins, Inc.(e)	8,400	992,712
Danaher Corp.	17,400	1,260,456
Diodes, Inc.(d)	2,150	76,282
Energizer Holdings, Inc.(d)	16,100	1,142,939
Gardner Denver, Inc.(d)	16,000	596,960
General Electric Co.	196,750	7,321,068
Harsco Corp.	600	45,660
Heelys, Inc.(d)	500	16,055
Hexel Corp.(d)(e)	7,450	129,705
Honeywell International, Inc.	48,050	2,173,782
IDEX Corp.	11,550	547,586
K2, Inc.(d)	9,900	130,581
Ladish Co., Inc.(d)	400	14,832
Lennox International, Inc.	9,510	291,101
Mettler-Toledo International, Inc.(d)	500	39,425
Mueller Water Products, Inc. - Class A(e)	5,150	76,580
Nucor Corp.(e)	12,800	699,648
OYO Geospace Corp.(d)	72	4,182
Parker Hannifin Corp.(e)	15,500	1,191,640
Paxar Corp.(d)	5,350	123,371
Phillips-Van Heusen Corp.	1,000	50,170
Polo Ralph Lauren Corp.(e)	12,800	994,048
Powerwave Technologies, Inc.(d)	14,500	93,525
Precision Castparts Corp.	6,875	538,175
RBC Bearings, Inc.(d)	3,400	97,444
Reynold American, Inc.(e)	14,500	949,315
Rockwell Automation, Inc.	16,850	1,029,198
Shuffle Master, Inc.(d)(e)	5,200	136,240
Textron, Inc.	23,030	2,159,523
The Warnaco Group, Inc.(d)	32,700	829,926
Watson Wyatt Worldwide, Inc.	8,900	401,835
Whirlpool Corp.(e)	8,440	700,689

		29,925,546

Measuring & Controlling Devices — 0.3%
Thermo Electron Corp.(d)(e)	44,800	2,028,992

Medical & Medical Services — 1.1%
Amgen, Inc.(d)(e)	11,500	785,565
Apria Healthcare Group, Inc.(d)	1,900	50,635
Caremark Rx, Inc.	2,950	168,475
Coventry Health Care, Inc.(d)	40,585	2,031,279
Digene Corp.(d)	6,250	299,500
Henry Schein, Inc.(d)	13,400	656,332
LifePoint Hospitals, Inc.(d)	9,700	326,890
McKesson Corp.	8,000	405,600
Medco Health Solutions, Inc.(d)	7,300	390,112
Noven Pharmaceuticals, Inc.(d)	19,750	502,638
Omnicare, Inc.(e)	8,450	326,424
Pediatrix Medical Group, Inc.(d)	14,400	704,160
Pharmaceutical Product Development, Inc.	1,000	32,220
Radiation Therapy Services, Inc.(d)	1,100	34,672
Santarus, Inc.(d)(e)	17,400	136,242
Sierra Health Services, Inc.(d)	1,325	47,753
Symbion, Inc.(d)	10,350	191,578
Triad Hospitals, Inc.(d)	16,150	675,554
UnitedHealth Group, Inc.	14,000	752,220
Vital Images, Inc.(d)	7,250	252,300
WellCare Health Plans, Inc.(d)	900	62,010

		8,832,159

Medical Instruments & Supplies — 1.1%
Adeza Biomedical Corp.(d)	7,800	116,298
Align Technology, Inc.(d)(e)	32,000	447,040
Beckman Coulter, Inc.	10,200	609,960
Becton, Dickinson & Co.	8,150	571,723
Bruker BioSciences Corp.(d)	11,550	86,740
Charles River Laboratories International, Inc.(d)	1,200	51,900
The Cooper Cos., Inc.(e)	7,710	343,095
Cutera, Inc.(d)	6,250	168,750
DJ Orthopedics, Inc.(d)	9,200	393,944
Ev3, Inc.(d)	7,250	124,918
Hillenbrand Industries, Inc.	11,097	631,752
Hologic, Inc.(d)(e)	8,900	420,792

51

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies (Continued)
Home Diagnostics, Inc.(d)	3,100	$32,860
Immucor, Inc.(d)	2,150	62,844
IntraLase Corp.(d)	11,500	257,370
Johnson & Johnson	34,790	2,296,836
Kinetic Concepts, Inc.(d)	1,900	75,145
Kyphon, Inc.(d)(e)	3,700	149,480
Martek Biosciences Corp.(d)	18,050	421,287
MWI Veterinary Supply, Inc.(d)	2,000	64,600
Orthofix International, NV(d)	2,400	120,000
ThermoGenesis Corp.(d)	21,700	93,527
Varian Medical Systems, Inc.(d)	8,975	426,941
Wright Medical Group, Inc.(d)(e)	12,705	295,772

		8,263,574

Metal & Mining — 1.1%
Alpha Natural Resources, Inc.(d)(e)	1,000	14,230
Century Aluminum Co.(d)	14,850	663,053
CONSOL Energy, Inc.(e)	111,900	3,595,347
Foundation Coal Holdings, Inc.(e)	2,300	73,048
Freeport-McMoRan Copper & Gold, Inc. - Class B(e)	14,250	794,153
Massey Energy Co.(e)	75,428	1,752,192
Peabody Energy Corp.	598	24,165
Phelps Dodge Corp.	7,850	939,802
Reliance Steel & Aluminum Co.	1,000	39,380
Steel Dynamics, Inc.	1,550	50,298
United States Steel Corp.	3,760	275,006
Universal Stainless & Alloy Products, Inc.(d)	4,450	148,986

		8,369,660

Motor Vehicles — 0.2%
Harley-Davidson, Inc.	8,150	574,331
Oshkosh Truck Corp.	6,150	297,783
PACCAR, Inc.(e)	10,500	681,450
Tenneco Automotive, Inc.(d)	5,400	133,488

		1,687,052

Oil & Gas — 5.1%
AGL Resources, Inc.	21,770	847,071
American Oil & Gas, Inc.(d)(e)	5,947	38,953
Atwood Oceanics, Inc.(d)	3,100	151,807
BJ Services Co.(e)	5,500	161,260
Bois d’Arc Energy, Inc.(d)	2,400	35,112
Cal Dive International, Inc.(d)	3,700	46,435
Callon Petroleum Co.(d)	2,500	37,575
Cameron International Corp.(d)(e)	725	38,461
CanArgo Energy Corp.(d)	191,100	309,582
Chesapeake Energy Corp.(e)	7,100	206,255
Chevron Corp.	56,100	4,125,033
Clayton Williams Energy, Inc.(d)	20,823	756,083
Complete Production Services, Inc.(d)	900	19,080
Comstock Resources, Inc.(d)	6,400	198,784
ConocoPhillips	75,100	5,403,445
Delta Petroleum Corp.(d)	6,755	156,446
Devon Energy Corp.	2	134
Diamond Offshore Drilling, Inc.(e)	17,797	1,422,692
Energen Corp.	18,900	887,166
ENSCO International, Inc.(e)	24,850	1,243,991
EOG Resources, Inc.	12,320	769,384
EXCO Resources, Inc.(d)	4,100	69,331
The Exploration Co.(d)	8,700	116,058
Exxon Mobil Corp.	110,550	8,471,447
Gasco Energy, Inc.(d)(e)	18,500	45,325
GlobalSantaFe Corp.(e)	28,137	1,653,893
Goodrich Petroleum Corp.(d)	1,550	56,079
Grant Prideco, Inc.(d)(e)	9,300	369,861
Halliburton Co.	6,330	196,546
Helmerich & Payne, Inc.	1,250	30,588
Hercules Offshore, Inc.(d)	4,900	141,610
Marathon Oil Corp.	35,550	3,288,375
Mariner Energy, Inc.(d)	5,500	107,800
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(c)(f)(g)	2,895	78,165
Newfield Exploration Co.(d)(e)	26,334	1,210,047
Noble Energy, Inc.(e)	2,150	105,500
Oceaneering International, Inc.(d)	4,800	190,560
Oil States International, Inc.(d)	2,100	67,683
Oneok, Inc.	2,000	86,240
Parallel Petroleum Corp.(d)	7,979	140,191
Petrohawk Energy Corp.(d)	7,745	89,068
Petroquest Energy, Inc.(d)	10,336	131,681
Precision Drilling Trust(e)	3,300	76,428
Pride International, Inc.(d)	13,800	414,000
Rowan Cos., Inc.(e)	11,800	391,760
Schlumberger Ltd.(e)	31,100	1,964,276
Southwest Gas Corp.	1,825	70,025
Superior Energy Services, Inc.(d)(e)	10,050	328,434
Treasure Island Royalty Trust(d)	217,129	23,884
Unit Corp.(d)	1,325	64,196
Valero Energy Corp.	22,250	1,138,310
W&T Offshore, Inc.	1,450	44,544
Weatherford International Ltd.(d)	17,349	725,008
Whiting Petroleum Corp.(d)	1,475	68,735
XTO Energy, Inc.	33,300	1,566,765

		40,377,162

Paper & Paper Products — 0.0%
Temple—Inland, Inc.	8,400	386,652

Personal Services — 0.1%
Laureate Education, Inc.(d)(e)	12,700	617,601

Pharmaceuticals — 2.1%
Allergan, Inc.(e)	13,581	1,626,189
Amylin Pharmaceuticals, Inc.(d)(e)	8,300	299,381
Cephalon, Inc.(d)	840	59,144
Endo Pharmaceuticals Holdings, Inc.(d)	11,450	315,791
Genentech, Inc.(d)	3,050	247,447
Genzyme Corp.(d)	16,000	985,280
ICON PLC — ADR(d)	2,300	86,710
IMS Health, Inc.	10,400	285,792
King Pharmaceuticals, Inc.(d)	2,450	39,004
Merck & Co., Inc.	106,450	4,641,220
Pfizer, Inc.	218,000	5,646,200
United Therapeutics Corp.(d)	600	32,622
Vertex Pharmaceuticals, Inc.(d)	1,100	41,162

52

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
Wyeth	49,300	$2,510,356

		16,816,298

Plastics — 0.2%
Sonoco Products Co.	33,750	1,284,525

Publishing & Printing — 0.5%
Dow Jones & Co., Inc.(e)	8,885	337,630
Idearc, Inc.(d)	3,894	111,563
The McGraw-Hill Cos., Inc.	26,700	1,816,134
R.R. Donnelley & Sons Co.	31,235	1,110,092
Tribune Co.(e)	12,420	382,287

		3,757,706

Railroad & Shipping — 0.3%
CSX Corp.	12,330	424,522
Union Pacific Corp.(e)	18,750	1,725,375
UTI Worldwide, Inc.	12,500	373,750

		2,523,647

Real Estate — 1.1%
AMB Property Corp. (REIT)	1,200	70,332
Boston Properties, Inc. (REIT)(e)	7,800	872,664
CB Richard Ellis Group, Inc. - Class A (REIT)(d)	35,600	1,181,920
CBL & Associates Properties, Inc. (REIT)	22,600	979,710
Corporate Office Properties Trust (REIT)(e)	2,600	131,222
Education Realty Trust, Inc. (REIT)	7,750	114,468
Gramercy Capital Corp. (REIT)	3,000	92,670
Hospitality Properties Trust (REIT)	1,400	66,542
New Plan Excel Realty Trust (REIT)	2,300	63,204
ProLogis (REIT)	38,610	2,346,330
Regency Centers Corp. (REIT)	725	56,673
Simon Property Group, Inc. (REIT)(e)	28,660	2,902,971

		8,878,706

Restaurants — 0.5%
CKE Restaurants, Inc.	21,280	391,552
Darden Restaurants, Inc.	875	35,149
Jack-in-the-Box, Inc.(d)	1,150	70,196
McDonald’s Corp.	65,450	2,901,399
Red Robin Gourmet Burgers, Inc.(d)	6,250	224,062
Ruby Tuesday, Inc.(e)	5,500	150,920

		3,773,278

Retail Merchandising — 2.2%
Abercrombie & Fitch Co. - Class A	2,200	153,186
Advance Auto Parts, Inc.	26,370	937,717
American Eagle Outfitters, Inc.(e)	14,662	457,601
AutoZone, Inc.(d)	400	46,224
Big Lots, Inc.(d)(e)	2,100	48,132
Borders Group, Inc.(e)	32,290	721,681
Central Garden & Pet Co.(d)	13,110	634,786
The Children’s Place Retail Stores, Inc.(d)	4,200	266,784
Coach, Inc.(d)	6,050	259,908
Dick’s Sporting Goods, Inc.(d)(e)	9,838	481,964
Dillard’s, Inc.-Class A(e)	16,000	559,520
Dollar Tree Stores, Inc.(d)	33,600	1,011,360
Federated Department Stores, Inc.(e)	48,840	1,862,269
GameStop Corp.(d)(e)	10,800	595,188
Genesco, Inc.(d)(e)	3,031	113,056
Golfsmith International Holdings, Inc.(d)	19,400	188,374
Hot Topic, Inc.(d)	20,550	274,137
J.C. Penney Co., Inc.(e)	18,950	1,465,972
Jarden Corp.(d)(e)	5,400	187,866
The Kroger Co.	62,740	1,447,412
Limited Brands, Inc.	25,250	730,735
Nordstrom, Inc.(e)	1,100	54,274
Office Depot, Inc.(d)(e)	8,800	335,896
Payless ShoeSource, Inc.(d)	1,750	57,435
Rent-A-Center, Inc.(d)	1,650	48,692
Saks, Inc.(e)	21,870	389,723
Sally Beauty Holdings, Inc.(d)	6,000	46,800
Staples, Inc.	43,950	1,173,465
Supervalu, Inc.(e)	23,960	856,570
The Talbots, Inc.	11,416	275,126
TJX Cos., Inc.	15,900	452,832
Tractor Supply Co.(d)(e)	2,400	107,304
Tween Brands, Inc.(d)(e)	1,400	55,902
Wal-Mart Stores, Inc.	22,500	1,039,050

		17,336,941

Security Brokers & Dealers — 0.3%
iShares Russell 2000 Value Index Fund	1,463	117,069
Lehman Brothers Holdings, Inc.(e)	22,000	1,718,640
Piper Jaffray Cos., Inc.(d)(e)	9,340	608,501

		2,444,210

Semiconductors & Related Devices — 0.8%
Avnet, Inc.(d)(e)	24,800	633,144
Cymer, Inc.(d)	2,900	127,455
Integrated Device Technology, Inc.(d)(e)	18,500	286,380
Lam Research Corp.(d)(e)	21,620	1,094,404
Marvell Technology Group Ltd.(d)(e)	23,020	441,754
MEMC Electronic Materials, Inc.(d)	10,300	403,142
Micrel, Inc.(d)(e)	14,200	153,076
Microsemi Corp.(d)(e)	8,500	167,025
PMC-Sierra, Inc.(d)(e)	114,800	770,308
Qimonda AG-ADR(d)	9,400	164,594
Rudolph Technologies, Inc.(d)	6,700	106,664
Silicon Storage Technology, Inc.(d)	25,450	114,780
Standard Microsystems Corp.(d)	7,700	215,446
STMicroelectronics NV-NY Shares(e)	57,600	1,059,840
Ultra Clean Holdings, Inc.(d)	5,550	68,542

53

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS (Continued)
United States (Continued)
Semiconductors & Related Devices (Continued)
Varian Semiconductor Equipment Associates, Inc.(d)(e)		2,600	$118,352

			5,924,906

Soaps & Cosmetics — 0.8%
Colgate-Palmolive Co.		8,400	548,016
Estee Lauder Cos., Inc.		26,150	1,067,443
The Procter & Gamble Co.		76,080	4,889,662

			6,505,121

Telecommunications — 2.8%
Amdocs Ltd.(d)		53,890	2,088,238
American Tower Corp. - Class A		38,716	1,443,332
Andrew Corp.(d)		45,170	462,089
Anixter International, Inc.(d)		900	48,870
Arris Group, Inc.(d)		3,150	39,406
AT&T, Inc.(e)		168,750	6,032,812
BellSouth Corp.		46,050	2,169,416
CenturyTel, Inc.		925	40,386
Comverse Technology, Inc.(d)(e)		9,800	206,878
Dobson Communications Corp. - Class A(d)		6,800	59,228
EMS Technologies, Inc.(d)		12,700	254,381
Harman International Industries, Inc.		9,350	934,158
Harris Corp.		32,800	1,504,208
Motorola, Inc.		41,850	860,436
NII Holdings, Inc.(d)(e)		22,941	1,478,318
Occam Networks, Inc.(d)		8,200	135,300
Polycom, Inc.(d)(e)		18,300	565,653
Sprint Nextel Corp.(e)		22,030	416,147
Verizon Communications, Inc.		77,894	2,900,773

			21,640,029

Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.(e)		32,588	466,008
The Goodyear Tire & Rubber Co.(d)		24,600	516,354

			982,362

Tobacco — 0.4%
Altria Group, Inc.		29,400	2,523,108
Carolina Group		13,680	885,369

			3,408,477

Transportation — 0.1%
C.H. Robinson Worldwide, Inc.(e)		1,750	71,558
Hornbeck Offshore Services, Inc.(d)		2,900	103,530
Landstar System, Inc.(e)		6,250	238,625
Overseas Shipholding Group, Inc.		600	33,780
Ryder Systems, Inc.		9,875	504,218
Vitran Corp., Inc.(d)		4,450	77,296
Yellow Roadway Corp.		1,225	46,219

			1,075,226

Waste Management — 0.2%
Allied Waste Industries, Inc.(d)		86,300	1,060,627
Republic Services, Inc.		1,200	48,804
Waste Management, Inc.		8,000	294,160

			1,403,591

Total United States			392,445,853

TOTAL COMMON STOCKS
(Cost $ 417,955,792)			527,149,345

WARRANTS — 0.0%
Point North Energy Ltd. (issued 7/24/03, expiring 7/23/08, strikeprice 5.00 CAD) (acquired 7/24/03, cost $0)(c)(f)(g)		13,755	5,426
Triex Minerals Corp. (issued 12/23/05, expiring 6/23/07,strike price 3.00 CAD) (acquired 12/23/05, cost $0)(b)(c)(g)		3,300	5,631

TOTAL WARRANTS
(Cost $ 0)			11,057

	MATURITY	PAR (000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.4%
Federal Home Loan Bank, Unsecured Bonds
2.25%	01/09/07	$3,250	3,248,154
Federal Home Loan Mortgage Corp., Unsecured Notes
4.62%	05/28/13	150	144,821
Federal National Mortgage Assoc., Unsecured Notes
7.25%	01/15/10	1,245	1,324,548
Resolution Funding Corp., Strip Bonds
6.29%(h)	07/15/18	150	84,746
6.30%(h)	10/15/18	150	83,640
Small Business Administration Participation Certificates, Series 97-20F, Class 1
7.20%	06/01/17	566	589,503
Small Business Administration Participation Certificates, Series 97-P10C, Class 1
6.85%	08/01/07	81	81,690
U.S. Treasury Bonds
4.50%	02/15/36	65	61,811
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	1,930	1,845,399
U.S. Treasury Inflation Protected Notes
2.00%	01/15/14	800	848,690
2.50%	07/15/16	455	458,081
U.S. Treasury Notes
4.88%	08/15/16	4,480	4,533,550
4.62%	11/15/16	5,715	5,677,498

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $19,087,798)			18,982,131

54

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS—THROUGHS — 8.2%
Federal Home Loan Mortgage Corp. ARM
5.04%(i)	12/01/35	$799	$789,609
6.15%(i)	08/01/36	1,324	1,342,081
Federal Home Loan Mortgage Corp. Gold
8.00%	08/08-08/27	27	28,647
4.00%	05/10-05/19	188	179,820
6.00%	04/13-01/22	1,137	1,152,427
4.50%	05/18-08/20	1,568	1,513,387
5.50%	09/21-08/33	3,812	3,801,149
9.50%	12/01/22	269	290,811
7.50%(j)	09/01/27	0	353
6.50%	01/29-08/32	70	71,476
5.00%	05/01/34	222	214,032
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	01/01/22	1,000	982,188
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
5.00%	01/01/37	2,000	1,929,376
Federal National Mortgage Assoc.
8.00%	04/08-02/33	194	204,861
7.00%	08/08-10/32	393	404,098
8.50%	02/01/09	8	8,537
6.50%	01/11-09/36	1,741	1,778,742
6.00%	09/11-04/35	3,326	3,356,466
5.50%	04/17-06/36	14,341	14,268,618
5.00%	01/18-01/37	15,675	15,356,209
4.50%	10/01/18	444	428,932
4.00%	06/01/19	939	884,684
7.50%	02/30-01/31	458	477,891
Federal National Mortgage Assoc. 15 Year TBA
4.50%	01/01/22	1,000	964,375
6.00%	01/01/22	1,000	1,013,750
Federal National Mortgage Assoc. 30 Year TBA
6.00%	01/01/37	8,000	8,052,496
6.50%	01/01/37	1,000	1,018,750
Federal National Mortgage Assoc. ARM
4.78%(i)	01/01/35	817	804,355
Government National Mortgage Assoc. I
6.50%	02/09-11/28	390	399,884
7.50%	11/10-12/29	38	39,534
6.00%	10/23-02/24	291	295,006
7.00%	09/31-05/32	48	49,176
5.50%	04/33-12/34	745	741,836
Government National Mortgage Assoc. II
5.00%	10/20/33	1,264	1,225,220
Government National Mortgage Assoc. II ARM
3.75%(i)	05/20/34	191	187,397

TOTAL MORTGAGE PASS-THROUGHS
(Cost $64,321,313)			64,256,173

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1
5.00%	07/25/19	67	66,032
Countrywide Home Loans, Series 03-27, Class M
3.90%(i)	06/25/33	608	594,944
Countrywide Home Loans, Series 03-58, Class B1
4.62%(i)	02/19/34	219	213,791
Fannie Mae Grantor Trust, Series 03-T1, Class R (IO)
0.51%(h)	11/25/12	6,602	176,215
Federal Home Loan Mortgage Corp., Series 235 (IO)
5.50%(h)	02/01/36	1,880	449,689
Federal Home Loan Mortgage Corp., Series 2529, Class MB
5.00%	11/15/17	100	97,813
Federal Home Loan Mortgage Corp., Series 2574, Class HP
5.00%	02/15/18	1,420	1,384,691
Federal Home Loan Mortgage Corp., Series 2668, Class AD
4.00%	01/15/15	171	167,650
Federal Home Loan Mortgage Corp., Series 2707, Class PW
4.00%	07/15/14	259	255,548
Federal Home Loan Mortgage Corp., Series 2748, Class LJ
4.00%	03/15/10	8	7,725
Federal Home Loan Mortgage Corp., Series 2864, Class NA
5.50%	01/15/31	158	158,523
Federal Home Loan Mortgage Corp., Series 2996, Class MK
5.50%	06/15/35	850	853,094
Federal National Mortgage Assoc., Series 03-16, Class BC
5.00%	03/25/18	50	48,482
Federal National Mortgage Assoc., Series 04-31, Class PK
3.50%	06/25/10	107	106,949
Federal National Mortgage Assoc., Series 04-88, Class HA
6.50%	07/25/34	70	71,617
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	132	131,352
Federal National Mortgage Assoc., Series 05-3, Class AP
5.50%	02/25/35	118	118,685
Federal National Mortgage Assoc., Series 05-51, Class TA
5.50%	05/01/35	2,056	2,052,078
Federal National Mortgage Assoc., Series 05-80, Class PB
5.50%	04/25/30	1,115	1,117,403
Federal National Mortgage Assoc., Series 363, Class 2 (IO)
5.50%(h)	11/01/35	2,162	509,889
Federal National Mortgage Assoc., Series 379, Class 5 (IO)
5.00%(h)	05/25/36	2,109	483,832

55

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.66%(i)	11/19/35	$1,098	$1,100,997
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4
5.93%	12/15/25	825	838,535
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1
6.16%(b)	07/14/16	640	653,095
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C8, Class A1
3.64%	11/15/27	417	407,279
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A1
2.95%	03/15/29	294	282,117
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C6, Class A1
3.88%	08/15/29	214	208,716
Master Alternative Loans Trust, Series 04-4, Class 1A1
5.50%	05/25/34	132	130,081
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(h)	02/17/17	40	11,421
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(k)	02/17/17	45	38,106
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO)
11.00%(h)	03/06/17	30	9,729
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO)
11.50%(k)	03/06/17	30	24,158
Structured Asset Securities Corp., Series 01-21A, Class B2
7.21%(i)	01/25/32	15	14,479
Structured Asset Securities Corp., Series 03-2A, Class B2II
5.41%(i)	02/25/33	163	162,230
Washington Mutual Mortgage Loan Trust, Series 03-AR8, Class B1
4.19%(i)	08/25/33	358	350,521
Washington Mutual Mortgage Securities Corp., Series 03-AR3, Class A5
3.93%(i)	04/25/33	223	220,166
Washington Mutual Mortgage Securities Corp., Series 03-AR3, Class B2
4.73%(i)	04/25/33	167	165,198
Washington Mutual Mortgage Securities Corp., Series 03-AR4, Class A6
3.42%(i)	05/25/33	682	668,449
Washington Mutual Mortgage Securities Corp., Series 03-AR5, Class A6
3.70%(i)	06/25/33	850	831,710
Washington Mutual Mortgage Securities Corp., Series 03-AR5, Class B2
4.50%(i)	06/25/33	368	368,409
Washington Mutual Mortgage Securities Corp., Series 04-AR1, Class B1
4.50%(i)	03/25/34	1,199	1,172,747
Washington Mutual Mortgage Securities Corp., Series 04-AR3, Class B1
4.18%(i)	06/25/34	224	216,855
Wells Fargo Mortgage Backed Securities, Series 04-K, Class 1A2
4.47%(i)	07/25/34	426	416,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,728,891)			17,357,122

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.2%
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2
5.46%	04/11/37	1,375	1,386,198
Bear Stearns Commercial Mortgage Securities, Inc., Series 99-WF2, Class A2
7.08%	07/15/31	250	258,074
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	475	504,460
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1
5.92%	10/15/36	614	621,169
Bear Stearns Commercial Mortgage Securities, Series 03-T12, Class A4
4.68%	09/13/13	1,025	992,714
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1
5.25%	05/15/19	1,518	1,517,526
Commercial Mortgage Acceptance Corp., Series 98-C2, Class C
6.28%(i)	09/15/30	275	279,017
Commerical Mortgage Acceptance Corp., Series 98-C2, Class E
7.06%(i)	06/15/10	930	981,905
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D
6.61%	12/15/35	1,450	1,521,304
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3
6.13%	03/15/12	1,000	1,037,597
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	1,090	1,084,625

56

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	$1,010	$992,437
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5
3.94%	05/15/38	1,020	947,255
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 99-CG1, Class A1B
6.46%	03/10/32	150	152,906
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	1,115	1,175,552
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	970	1,017,683
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2
6.22%	11/12/11	1,140	1,184,288
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/35	137	138,414
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	144	149,074
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	1,295	1,367,526
Impac Commercial Mortgage Backed Trust, Series 03-5, Class M1
6.10%(i)	08/25/33	25	25,327
Impac Commercial Mortgage Backed Trust, Series 03-7, Class M
7.82%(i)	08/25/33	12	11,972
Impac Commercial Mortgage Backed Trust, Series 04-1, Class M4
7.15%(i)	03/25/34	41	41,633
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1
5.71%(i)	10/25/34	151	151,124
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1
5.72%(i)	11/25/34	409	409,028
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4
6.55%(i)	11/25/34	148	148,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4
5.43%(i)	12/12/43	975	979,945
J.P. Morgan Commercial Mortgage Finance Corp., Series 97-C5, Class C
7.24%	09/15/29	1,600	1,608,151
J.P. Morgan Commercial Mortgage Finance Corp., Series 99-C7, Class A2
6.51%	10/15/35	482	487,992
J.P. Morgan Commercial Mortgage Finance Corp., Series 99-PLSI, Class D
7.10%(i)	02/15/32	650	672,205
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B
6.21%	10/15/35	447	451,986
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2
7.32%	10/15/32	250	260,216
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E
7.47%	10/15/32	125	132,228
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	960	961,824
Morgan Stanley Capital Investments, Series 99-WF1, Class A2
6.21%	11/15/31	423	427,596
Morgan Stanley Capital Investments, Series 03-IQ4, Class A2
4.07%	05/15/40	1,025	961,103
Morgan Stanley Dean Witter Capital Investments, Series 2001-TOP1, Class A4
6.66%	02/15/33	910	950,736
Morgan Stanley Dean Witter Capital Investments, Series 02-TOP7, Class A1
5.38%	01/15/39	480	480,541
Mortgage Capital Funding, Inc., Series 98-MC2, Class B
6.55%	06/18/30	295	298,774
Nationslink Funding Corp., Series 98-2, Class A2
6.48%	08/20/30	171	173,331
Nationslink Funding Corp., Series 98-2, Class B
6.80%	08/20/30	525	534,801
Nationslink Funding Corp., Series 99-2, Class D
7.25%(i)	06/20/31	175	181,186
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	460	483,876

57

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	$1,325	$1,376,605
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(g)(i)	01/21/09	644	643,654
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO)
2.15%(h)	02/25/28	760	27,810
TIAA Real Estate Collaterallized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(b)	06/19/31	1,305	1,343,929
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(b)	05/25/36	530	521,811
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(b)(h)	05/25/36	10,431	551,484

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $33,140,388)			32,608,906

ASSET BACKED SECURITIES — 3.7%
Ace Securities Corp., Series 06-HE2, Class A2A
5.41%(i)	05/25/36	800	800,542
Ameriquest Mortgage Securities, Inc., Series 02-3, Class M2
7.22%(i)	08/25/32	190	191,448
Amortizing Residential Collateral Trust, Series 02-BC3, Class M2
6.45%(i)	06/25/32	129	129,906
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2
6.55%(i)	07/25/32	112	111,969
Bank One Issuance Trust, Series 02-A6, Class A
5.54%(i)	06/15/12	1,550	1,559,121
Bank One Issuance Trust, Series 03, Class A3
5.46%(i)	12/15/10	1,450	1,452,466
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	1,800	1,787,428
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(b)	01/20/09	2,250	2,250,585
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(i)	10/25/36	1,278	1,277,550
Caterpillar Financial Asset Trust, Series 04-A, Class A3
3.13%	01/26/09	154	153,000
Centex Home Equity Loan Trust, Series 03-B, Class M3
8.45%(i)	06/25/33	198	198,953
Centex Home Equity, Series 02-A, Class MF2
6.54%	01/25/32	247	246,094
Chase Funding Mortgage Loan Certificates, Series 03-2, Class 1A4
3.99%	08/25/29	93	92,181
Chase Issuance Trust, Series 06, Class A3
5.34%(i)	07/15/11	1,075	1,075,825
Chase Manhattan Auto Owner Trust, Series 03-B, Class CTFS
2.43%	02/16/10	452	447,030
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	250	242,359
Citibank Credit Card Issuance Trust, Series 04, Class A1
2.55%	01/20/09	1,175	1,173,351
Countrywide Certificates, Series 02-2, Class M2
7.08%(i)	12/25/31	10	9,609
Countrywide Certificates, Series 03-2, Class M2
7.00%(i)	03/26/33	276	279,175
Countrywide Certificates, Series 03-3, Class B
6.90%(i)	11/25/31	30	30,285
Countrywide Certificates, Series 03-3, Class M6
6.90%(i)	07/25/32	488	497,050
Countrywide Certificates, Series 03-BCI, Class M2
6.66%(i)	09/25/32	67	67,585
Countrywide Certificates, Series 04-13, Class AV4
5.64%(i)	06/25/35	44	43,881
Countrywide Certificates, Series 06-18, Class 2A1
5.37%(i)	07/25/36	1,923	1,923,375
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1
5.77%(i)	05/25/35	275	274,595
General Electric Business Loan Trust, Series 03-1, Class A
5.78%(b)(i)	04/15/31	203	203,721
General Electric Business Loan Trust, Series 03-1, Class B
6.65%(b)(i)	04/15/31	135	137,375
General Electric Business Loan Trust, Series 03-2A, Class B
6.35%(b)(i)	11/15/31	987	1,007,466
General Electric Business Loan Trust, Series 04-1, Class B
6.05%(b)(i)	05/15/32	211	211,093
Green Tree Financial Corp., Series 96-6, Class A6
7.95%	09/15/27	563	587,726
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	291	300,757
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2
4.07%	02/15/12	1,125	1,105,345
Hedged Mutual Fund Fee Trust, Series 03-1A, Class 2
5.22%(b)	11/30/10	704	714,828

58

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Knollwood CDO Ltd., Series 04-1A, Class C
8.57%(b)(i)	01/10/39	$182	$177,214
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A
9.35%(i)	08/25/33	61	61,614
Long Beach Mortgage Loan Trust, Series 04-1, Class M5
6.45%(i)	02/25/34	475	477,315
Lothian Mortgages PLC, Series 3A, Class A1
5.65%(b)(c)(i)	07/24/19	154	153,889
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A
6.53%	06/01/15	962	1,005,589
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.34%(i)	09/15/11	1,650	1,651,226
Morgan Stanley Capital Investments, Series 06-HE2, Class A2A
5.42%(i)	03/25/36	898	897,921
Option One Mortgage Loan Trust, Series 02-6, Class M1
6.10%(i)	11/25/32	55	55,250
Option One Mortgage Loan Trust, Series 02-6, Class M2
7.05%(i)	11/25/32	118	118,071
Option One Mortgage Loan Trust, Series 03-4, Class A4
5.67%(i)	07/25/33	87	87,122
Option One Mortgage Loan Trust, Series 03-4, Class M5A
9.10%(i)	07/25/33	88	88,693
Option One Mortgage Loan Trust, Series 03-5, Class M4
8.25%(i)	08/25/33	45	45,800
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class B
5.50%(i)	04/25/33	233	230,820
Residential Asset Securities Corp., Series 02-KS4, Class AIIB
5.60%(i)	07/25/32	32	31,727
Residential Asset Securities Corp., Series 03-KS10, Class MII2
6.70%(i)	12/25/33	871	873,898
Residential Asset Securities Corp., Series 04-KS3, Class MII3
7.15%(i)	04/25/34	400	400,006
Structured Asset Investment Loan Trust, Series 03-BC2, Class M2
7.30%(i)	04/25/33	101	100,871
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2
8.28%(i)	04/25/33	199	198,905
USAA Auto Owner Trust, Series 06-2, Class A3
5.32%	09/15/10	1,625	1,627,889

TOTAL ASSET BACKED SECURITIES
(Cost $28,814,932)			28,867,494

CORPORATE BONDS — 5.0%
Banks — 0.8%
Bank of America Corp., Capital Securities
8.07%(b)	12/31/26	225	234,284
Bank of America Corp., Subordinated Notes
7.40%	01/15/11	325	350,054
Citigroup Capital ll, Capital Securities
7.75%	12/01/36	225	232,654
Citigroup, Inc., Subordinated Notes
5.00%	09/15/14	500	488,199
6.12%	08/25/36	100	104,130
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	1,000	970,048
Depfa ACS Bank (Ireland), Senior Notes
3.62%	10/29/08	150	146,088
First Union Capital l, Capital Securities
7.94%	01/15/27	325	338,424
HSBC Bank USA, Subordinated Notes
3.87%	06/07/07	1,000	993,602
Kazkommerts International BV (Netherlands), Senior Unsecured Notes
7.88%(b)	04/07/14	310	322,012
U.S. Bank N.A., Senior Bank Notes
4.40%	08/15/08	575	567,550
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(i)(l)		35	38,663
UBS Vimpelcom
8.25%	05/23/16	100	104,875
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	1,200	1,169,036

			6,059,619

Broadcasting — 0.1%
Cablevision Systems Corp., Senior Unsecured Notes
9.87%(i)	04/01/09	325	342,875
Echostar DBS Corp., Senior Notes
7.00%	10/01/13	30	29,963
Echostar DBS Corp., Senior Unsecured Notes
7.12%	02/01/16	25	25,000

59

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Broadcasting (Continued)
News America Holdings, Inc., Senior Debentures
7.75%	01/20/24	$25	$27,895
News America, Inc., Senior Debentures
7.28%	06/30/28	35	37,667
News America, Inc., Senior Unsecured Notes
6.20%	12/15/34	100	96,522

			559,922

Chemicals — 0.0%
Equistar Chemicals LP, Senior Unsecured Notes
10.12%	09/01/08	50	53,125

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%	10/15/15	35	34,650

Energy & Utilities — 0.1%
AES Eastern Energy LP, Pass-Through Certificates
9.00%	01/02/17	224	251,025
Centerpoint Energy, Inc., Senior Unsecured Notes
7.25%	09/01/10	355	374,037
Dominion Resources, Inc., Senior Unsecured Notes
7.20%	09/15/14	200	219,462
Florida Power & Light Co., First Mortgage Bonds
5.62%	04/01/34	150	147,522
NRG Energy, Inc., Senior Unsecured Notes
7.38%	02/01/16	65	65,325
Reliant Energy, Inc., Senior Secured Notes
6.75%	12/15/14	120	117,300

			1,174,671

Entertainment & Leisure — 0.3%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/13-02/26	7	7,934
Comcast Cable Holdings LLC, Senior Notes
7.12%	02/15/28	35	37,359
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	115	122,969
Comcast Corp., Unsecured Notes
6.50%	01/15/17	850	886,994
CSC Holdings, Inc., Senior Unsecured Notes
8.12%	07/15/09	600	621,750
Harrahs Operating Co., Inc., Senior Notes
5.75%	10/01/17	150	125,671
MGM Mirage, Inc., Senior Notes
6.00%	10/01/09	100	99,750
Riddell Bell Holdings, Inc., Senior Subordinated Notes
8.38%	10/01/12	110	107,525
Seneca Gaming Corp., Senior Unsecured Notes
7.25%	05/01/12	125	127,187
Station Casinos, Inc., Senior Subordinated Notes
6.62%	03/15/18	120	102,900
Time Warner Cos., Inc., Senior Debentures
7.57%	02/01/24	30	32,968
7.62%(m)	04/15/31	200	223,432

			2,496,439

Finance — 1.2%
ALB Finance BV (Netherlands), Notes
9.25%(b)	09/25/13	100	99,125
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
4.75%	05/15/12	355	347,930
Berkshire Hathaway, Inc., Senior Unsecured Notes
5.42%(i)	01/11/08	60	60,080
Credit Suisse First Boston USA, Inc., Senior Unsecured Notes
4.12%	01/15/10	350	339,561
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	235	230,733
Gazprom Capital (Luxembourg), Unsecured Notes
9.62%(b)	03/01/13	200	239,500
6.21%(b)	11/22/16	290	292,030
General Electric Capital Corp., Senior Unsecured Notes
6.75%	03/15/32	50	57,264
General Electric Capital Corp., Unsecured Notes
5.42%(i)	01/15/08	400	400,381
5.48%(i)	07/28/08	150	150,270
5.00%	11/15/11	3,445	3,419,745
J.P. Morgan Capital Trust I, Capital Securities
7.54%	01/15/27	175	181,568
J.P. Morgan Chase & Co., Unsecured Notes
5.60%	06/01/11	550	556,937
Lehman Brothers Holdings, Senior Unsecured Notes
3.95%	11/10/09	375	362,481
Morgan Stanley, Senior Notes
5.40%(i)	03/07/08	1,655	1,656,206
5.62%	01/09/12	205	208,378
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	360	357,661
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(b)	07/31/07	75	74,192
Nationwide Building Society (United Kingdom), Unsecured Notes
2.62%(b)	01/30/07	550	548,930

60

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Finance (Continued)
Russian Agricultural Bank (Luxembourg), Senior Unsecured Note
7.18%(b)	05/16/13	$100	$105,375
Russian Standard Bank (Luxembourg), Notes
8.62%(b)	05/05/11	100	99,625

			9,787,972

Insurance — 0.1%
Allstate Financial Global Funding LLC, Unsecured Notes
2.50%(b)	06/20/08	325	312,332
Metlife, Inc., Junior Subordinated Debentures
6.40%(i)	12/15/36	390	393,264

			705,596

Leasing — 0.0%
United Rentals N.A., Inc., Senior Subordinated Notes
7.75%	11/15/13	150	150,563
United Rentals N.A., Inc., Senior Unsecured Notes
6.50%	02/15/12	30	29,625

			180,188

Manufacturing — 0.1%
Goodman Global Holdings, Inc., Senior Unsecured Notes
8.36%(i)	06/15/12	145	147,175
Goodyear Tire & Rubber Co., Senior Notes
8.62%(b)	12/01/11	100	103,250

			250,425

Medical & Medical Services — 0.0%
Tenet Healthcare Corp., Senior Unsecured Notes
9.88%	07/01/14	60	61,050

Metal & Mining — 0.0%
TRIMAS Corp., Senior Subordinated Notes
9.88%	06/15/12	100	96,750

Oil & Gas — 0.1%
ANR Pipeline Co., Senior Debentures
9.62%	11/01/21	30	39,811
7.38%	02/15/24	15	16,816
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	35	36,392
Consolidated Natural Gas, Inc., Senior Debentures
5.00%	03/01/14	20	19,290
Kern River Funding Corp., Senior Unsecured Notes
4.89%(b)	04/30/18	28	26,910
Newfield Exploration Co., Senior Subordinated Notes
6.62%	09/14-04/16	250	249,400
Targa Resources, Inc., Senior Unsecured Notes
8.50%(b)	11/01/13	10	10,075

			398,694

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/47	25	26,640
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	250	247,288
Merck & Co., Inc., Senior Unsecured Notes
4.38%	02/15/13	410	389,231

			663,159

Real Estate — 0.1%
The Rouse Co., Senior Unsecured Notes
6.75%(b)	05/01/13	375	376,594
The Rouse Co., Unsecured Notes
3.62%	03/15/09	400	378,586

			755,180

Telecommunications — 0.5%
American Tower Corp., Senior Subordinated Notes
7.25%	12/01/11	450	465,750
American Tower Corp., Senior Unsecured Notes
7.50%	05/01/12	800	828,000
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	520	538,200
Citizens Communications Co., Senior Unsecured Notes
7.88%(b)	01/15/27	150	151,500
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	100	106,500
Qwest Corp., Unsecured Notes
8.61%(i)	06/15/13	75	81,187
SBC Communications, Inc., Unsecured Notes
4.21%(b)	06/05/21	1,125	1,118,869
Superior Essex Communications & Essex Group, Senior Notes
9.00%	04/15/12	425	442,000
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	10	8,204
Wind Acquistion Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(b)	12/01/15	115	130,812

			3,871,022

61

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee — 1.5%
AID-Israel (Israel), Unsecured Notes
5.50%(n)	04/24-09/33	$185	$192,590
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes
9.12%(e)(i)(n)	10/01/10	400	338,000
America Movil SA de CV (Mexico), Unsecured Notes
6.38%(n)	03/01/35	75	73,173
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes
9.04%(n)	01/23/18	33	37,544
Banque Centrale de Tunisie (Tunisia), Senior Unsecured Notes
7.38%(n)	04/25/12	425	460,275
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(i)(n)	04/09/09	1,485	1,486,182
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(n)	06/15/30	265	325,775
Domtar, Inc. (Canada), Senior Unsecured Notes
7.12%(n)	08/15/15	100	98,000
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(n)	01/15/08	155	152,012
Ipsco, Inc. (Canada), Senior Notes
8.75%(n)	06/01/13	450	482,063
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(n)	04/01/14	10	11,175
Kazkommerts International BV (Netherlands), Notes
8.00%(n)	11/03/15	360	371,376
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes
8.62%(n)	06/15/11	50	50,625
OR-ICB SA (Luxembourg), Senior Secured Notes
6.88%(n)	07/29/08	100	101,540
Republic of Argentina Bonds
8.28%(n)	12/31/33	264	286,787
Republic of Argentina, Notes
0.00%(i)(n)	08/03/12	720	522,720
Republic of Brazil Bonds
8.00%(n)	01/15/18	330	366,960
11.00%(n)	08/17/40	295	390,875
Republic of Brazil, Unsecured Notes
10.25%(n)	06/17/13	50	61,750
Republic of Colombia Bonds
8.12%(n)	05/21/24	85	98,175
Republic of Colombia, Unsecured Notes
7.38%(n)	01/27/17	100	107,500
Republic of Ecuador Bonds
9.00%(i)(n)	08/15/30	50	37,000
Republic of Panama, Senior Unsecured Notes
9.38%(n)	07/23/12	200	234,500
Republic of Panama, Unsecured Notes
7.12%(n)	01/29/26	170	183,600
Republic of Peru, Unsecured Notes
9.88%(n)	02/06/15	350	442,050
8.38%(n)	05/03/16	30	35,625
8.75%(n)	11/21/33	135	177,525
Republic of Philippines, Senior Unsecured Notes
9.00%(n)	02/15/13	370	427,350
Republic of Philippines, Unsecured Notes
8.25%(n)	01/15/14	370	417,638
Republic of Turkey Bonds
8.00%(n)	02/14/34	70	76,388
Republic of Turkey, Unsecured Notes
6.88%(n)	03/17/36	100	95,500
Republic of Venezuela Bonds
9.25%(n)	09/15/27	90	114,750
Republic of Venezuela, Unsecured Notes
8.50%(n)	10/08/14	200	226,300
7.65%(n)	04/21/25	60	65,460
Rogers Wireless, Inc. (Canada), Senior Secured Notes
9.62%(n)	05/01/11	550	624,250
7.50%(n)	03/15/15	550	596,750
Suncor Energy, Inc. (Canada)
5.95%(n)	12/01/34	20	20,121
Swedish Export Credit Corp. (Sweden), Unsecured Notes
2.88%(n)	01/26/07	75	74,894
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
4.95%(n)	09/30/14	475	440,060
7.20%(n)	07/18/36	175	182,826
Telefonica Emisiones Sau (Spain), Senior Unsecured Notes
6.42%(n)	06/20/16	150	154,743
7.04%(n)	06/20/36	150	159,325
United Mexican States (Mexico), Senior Unsecured Notes
8.00%(n)	09/24/22	500	611,000
8.30%(n)	08/15/31	25	31,962
United Mexican States (Mexico), Unsecured Bonds
11.50%(n)	05/15/26	25	40,438
Vale Overseas Ltd. (Brazil), Unsecured Notes
6.88%(n)	11/21/36	220	225,642

62

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
7.75%(n)	02/15/10	$125		$133,210
VTB Capital SA (Luxembourg), Unsecured Notes
7.50%(n)	10/12/11	110		116,900

				11,960,904

TOTAL CORPORATE BONDS
(Cost $38,869,823)				39,109,366

FOREIGN BONDS — 0.1%
Gazprom Capital (Luxembourg), Unsecured Notes (EUR)
5.88%(b)	06/01/15	250		346,482
Mexican Fixed Rate Bonds (MXP)
9.00%	12/22/11	710		70,494
8.00%	12/19/13	1,630		156,171
Republic of El Salvador, Unsecured Notes (USD)
7.65%(b)	06/15/35	55		62,425
Russian Federation, Unsecured Notes (USD)
12.75%(b)	06/24/28	120		217,200
Ukraine Government, Unsecured Notes (USD)
6.58%(b)	11/21/16	100		100,000

TOTAL FOREIGN BONDS
(Cost $917,516)				952,772

TAXABLE MUNICIPAL BONDS — 0.1%
Atlantic Marine Corp. Communities, Notes (Delaware)
5.34%(b)	12/01/45	600		570,342
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1
6.19%	04/01/49	25		26,839

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $625,000)				597,181

SHORT TERM INVESTMENTS — 9.5%
Alpine Securitization Corp.
5.22%	02/05/07	2,800		2,784,728
Atlantis One Funding Corp
5.24%	02/14/07	10,000		9,931,928
BankAmerica Corp.
5.25%	02/01/07	1,600		1,592,174
Barton Capital Corp.
5.26%	01/08/07	5,400		5,392,899
5.30%	01/12/07	5,606		5,595,271
Beta Finance, Inc.
5.24%	01/05/07	4,250		4,246,228
5.25%	01/29/07	1,200		1,194,662
Cafcl LLC
5.25%	01/16/07	3,600		3,590,926
Ciesco LP
5.25%	01/25/07	7,709		7,679,291
Citigroup, Inc.
5.24%	02/12/07	2,000		1,986,97
CRC Funding LLC
5.25%	01/25/07	10,000		9,961,462
Federal Home Loan Bank, Discount Notes
4.80%(o)	01/02/07	3,000		2,998,800
Greyhawk Funding LLC
5.26%	02/20/07	800		793,826
Silver Tower U.S. Funding LLC
5.26%	01/10/07	4,000		3,993,464
Sydney Capital Corp.
5.25%	01/12/07	3,000		2,994,221
Victory Receivables Corp.
5.30%	01/08/07	5,000		4,993,375
Galileo Money Market Fund		4,909		4,909,087

TOTAL SHORT TERM INVESTMENTS
(Cost $74,642,723)				74,639,320

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.0%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%, Expires 03/29/07		881,000		33,693
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%, Expires 03/29/07		2,575,000		55,414
U.S. Dollar versus Canadian Dollar, Strike Rate 1.145%, Expires 03/29/07		1,514,000		32,581
U.S. Dollar versus Canadian Dollar, Strike Rate 1.155%, Expires 03/29/07		779,000		12,644

TOTAL CALL OPTIONS PURCHASED
(Cost $65,845)				134,332

CALL SWAPTIONS PURCHASED — 0.0%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $146,184)		240	(p)	142,864

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $6,800)		18		8,719

PUT SWAPTIONS PURCHASED — 0.0%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		2,130	(p)	13,976
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		240	(p)	131,507
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		2,130	(p)	418
Citibank, Strike Rate -0.020%, Expires 06/01/07		3,580	(p)	36,998

TOTAL PUT SWAPTIONS PURCHASED
(Cost $201,279)				182,899

63

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)				VALUE
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 102.6%
(Cost $696,524,284)				$804,999,681

	MATURITY	PAR/SHARES (000)
SECURITIES LENDING COLLATERAL — 2.1%
Bank of America Corp., Master Notes
5.38%(i)(q)	01/02/07	$5,684		5,684,070
The Bear Stearns Cos., Inc., Variable Rate Commercial Paper
5.38%(i)(q)	01/02/07	3,566		3,566,335
Citigroup, Inc., Master Notes
5.38%(i)(q)	01/02/07	1,873		1,873,101
Morgan Stanley, Variable Rate Commercial Paper
5.37%(i)(q)	01/02/07	5,467		5,466,560

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,590,066)				16,590,066

AFFILIATED INVESTMENTS—SHORT TERM — 9.3%
Institutional Money Market Trust(q)
(Cost $72,822,246)		72,822		72,822,246

TOTAL INVESTMENTS IN SECURITIES — 114.0%
(Cost $785,936,596(a))				894,411,993

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (2.3)%
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	01/01/22	(300)		(289,031)
5.00%	01/01/22	(1,000)		(982,188)
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	(4,200)		(4,127,810)
5.50%	01/01/22	(3,000)		(2,999,064)
Federal National Mortgage Assoc. 30 Year TBA
5.00%	01/01/37	(4,000)		(3,861,248)
5.50%	01/01/37	(5,700)		(5,632,313)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $18,048,465)				(17,891,654)

CALL OPTIONS WRITTEN — 0.0%
U.S. Dollar versus Canadian Dollar, Strike Rate 1.120%, Expires 03/29/07
(Premiums received $17,532)		(881,000)		(33,693)

CALL SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(320	)(p)	(71,903)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(140	)(p)	(59,360)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(50	)(p)	(24,711)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(790	)(p)	(26,623)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $ 524,920)				(182,597)

PUT SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(320	)(p)	(86,464)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(4,260	)(p)	(6,220)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(140	)(p)	(40,628)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(50	)(p)	(12,788)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(790	)(p)	(298,225)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $541,960)				(444,325)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (11.4)%				(89,412,312)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%				(1,803,285)

NET ASSETS — 100.0%				$784,644,127

(a)	Cost for federal income tax purposes is $790,065,467. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$110,857,882
Gross unrealized depreciation	(6,511,356)

$104,346,526

64

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ASSET ALLOCATION PORTFOLIO (CONCLUDED)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 1.8% of its net assets, with a current market value of $14,169,940 in securities restricted as to resale.
(c)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $1,016,594 which represents 0.1% of net assets.
(d)	Non-income producing security.
(e)	Total or partial security on loan.
(f)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of Decem-ber 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,456,128 and an original cost of $1,000,469 in these securities.
(g)	Security is illiquid. As of December 31, 2006, the Portfolio held less than 0.1% of its net assets, with a current market value of $866,827 in these securities.
(h)	Rates shown are the effective yields as of December 31, 2006.
(i)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(j)	Par held at end of period is less than 500.
(k)	Interest rate of underlying collateral.
(l)	The security is a perpetual bond and has no stated maturity date.
(m)	Security, or a portion thereof, pledged as collateral with a value of $180,706 on 165 long U.S. Treasury Note futures contracts, 441 short U.S. Treasury Note futures contracts, 150 long U.S. Treasury Bond futures contracts, 31 long DAX index futures contracts, 33 long S&P 500 index futures contracts, 15 long TOPIX index futures contracts expiring March 2007, 35 short Eurodollar futures contracts expiring June 2007 and 79 short Eurodollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $124,540,708 with an unrealized gain of $236,970 (including commissions of $2,366).
(n)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(o)	The rate shown is the effective yield at the time of purchase.
(p)	Each swaption contract is equivalent to $10,000 notional amount.
(q)	Security purchased with the cash proceeds from securities loaned.

65

BLACKROCK FUNDS

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipts
IO	Interest Only
LP	Limited Partnership
PLC	Public Limited Company
PO	Principal Only
REIT	Real Estate Investment Trust
TBA	To Be Announced

66

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INDEX EQUITY PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED)	VALUE
Investment in The U.S. Large Company Series of The DFA Investment Trust Company — 100.2%
(Cost $468,917,706)	$1,112,718,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(2,209,623)

NET ASSETS — 100%	$1,110,509,141

1

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2006

(Unaudited)

		Shares	Value †
COMMON STOCKS — (83.1%)
Consumer Discretionary — (8.8%)
* #	Amazon.com, Inc.	120,188	$4,742,618
* #	Apollo Group, Inc. Class A	54,443	2,121,644
*	AutoNation, Inc.	58,193	1,240,675
*	Autozone, Inc.	19,695	2,275,954
*	Bed Bath and Beyond, Inc.	109,970	4,189,857
#	Best Buy Co., Inc.	156,939	7,719,829
* #	Big Lots, Inc.	42,596	976,300
	Black & Decker Corp.	26,464	2,116,326
	Brunswick Corp.	35,716	1,139,340
#	Carnival Corp.	173,114	8,491,242
	CBS Corp. Class B	304,037	9,479,874
	Centex Corp.	46,174	2,598,211
#	Circuit City Stores, Inc.	55,196	1,047,620
	Clear Channel Communications, Inc.	192,102	6,827,305
*	Coach, Inc.	142,960	6,141,562
*	Comcast Corp. Class A	809,632	34,271,723
	Darden Restaurants, Inc.	57,120	2,294,510
#	Dillards, Inc. Class A	23,683	828,195
#	Disney (Walt) Co.	804,695	27,576,898
#	Dollar General Corp.	121,390	1,949,523
#	Dow Jones & Co., Inc.	25,313	961,894
#	Eastman Kodak Co.	111,766	2,883,563
#	Family Dollar Stores, Inc.	58,990	1,730,177
	Federated Department Stores, Inc.	204,306	7,790,188
	Ford Motor Co.	734,840	5,518,648
#	Fortune Brands, Inc.	58,893	5,028,873
	Gannett Co., Inc.	91,156	5,511,292
	Gap, Inc.	204,982	3,997,149
#	General Motors Corp.	220,040	6,759,629
#	Genuine Parts Co.	66,292	3,144,230
*	Goodyear Tire & Rubber Co.	69,044	1,449,234
#	H&R Block, Inc.	125,386	2,888,893
	Harley-Davidson, Inc.	100,811	7,104,151
	Harman International Industries, Inc.	25,390	2,536,715
	Harrah’s Entertainment, Inc.	72,367	5,986,198
	Hasbro, Inc.	61,789	1,683,750
#	Hilton Hotels Corp.	150,404	5,249,100
	Home Depot, Inc.	793,964	31,885,594
	Horton (D.R.), Inc.	107,362	2,844,019
* #	IAC/InterActiveCorp	86,830	3,226,603
	International Game Technology	132,040	6,100,248
* #	Interpublic Group of Companies, Inc.	171,634	2,100,800
	Johnson Controls, Inc.	76,167	6,544,269
	Jones Apparel Group, Inc.	42,891	1,433,846
#	KB Home	30,552	1,566,707
*	Kohl’s Corp.	127,221	8,705,733
	Leggett & Platt, Inc.	69,632	1,664,205
	Lennar Corp. Class A	53,633	2,813,587
	Limited Brands, Inc.	133,060	3,850,756
	Liz Claiborne, Inc.	39,871	1,732,794
#	Lowe’s Companies, Inc.	592,412	18,453,634
#	Marriott International, Inc. Class A	130,746	6,239,199
	Mattel, Inc.	148,379	3,362,268
	McDonald’s Corp.	481,134	21,328,670
	McGraw-Hill Companies, Inc.	137,795	9,372,816

	Meredith Corp.	15,069	849,138
	Newell Rubbermaid, Inc.	107,839	3,121,939
	News Corp. Class A	910,607	19,559,838
	NIKE, Inc. Class B	73,149	7,243,945
	Nordstrom, Inc.	88,997	4,391,112
* #	Office Depot, Inc.	108,309	4,134,155
	OfficeMax, Inc.	28,973	1,438,509
	Omnicom Group, Inc.	66,485	6,950,342
	Penney (J.C.) Co., Inc.	87,524	6,770,857
#	Pulte Homes, Inc.	82,203	2,722,563
	RadioShack Corp.	52,839	886,638
	Scripps (E.W.) Co.	32,415	1,618,805
*	Sears Holdings Corp.	32,331	5,429,345
	Sherwin-Williams Co.	43,533	2,767,828
	Snap-On, Inc.	22,710	1,081,904
	Staples, Inc.	281,126	7,506,064
* #	Starbucks Corp.	294,134	10,418,226
	Starwood Hotels & Resorts Worldwide, Inc.	82,475	5,154,687
	Target Corp.	334,134	19,062,345
*	The DIRECTV Group, Inc.	299,887	7,479,182
#	The New York Times Co. Class A	55,938	1,362,650
	The Stanley Works	31,629	1,590,622
#	The TJX Companies, Inc.	177,048	5,042,327
	Tiffany & Co.	52,654	2,066,143
	Time Warner, Inc.	1,553,154	33,827,694
#	Tribune Co.	74,167	2,282,860
*	Univision Communications, Inc. Class A	98,139	3,476,083
#	V.F. Corp.	34,784	2,855,071
*	Viacom, Inc. Class B	272,037	11,161,678
	Wendy’s International, Inc.	37,189	1,230,584
#	Whirlpool Corp.	30,492	2,531,446
*	Wyndham Worldwide Corp.	77,082	2,468,166
	Yum! Brands, Inc.	103,123	6,063,632

Total Consumer Discretionary			526,025,016

Consumer Staples — (7.7%)
#	Altria Group, Inc.	815,364	69,974,538
	Anheuser-Busch Companies, Inc.	299,095	14,715,474
	Archer-Daniels-Midland Co.	255,689	8,171,820
#	Avon Products, Inc.	172,943	5,714,037
#	Brown-Forman Corp. Class B	30,644	2,029,859
#	Campbell Soup Co.	84,728	3,295,072
	Clorox Co.	59,061	3,788,763
#	Coca-Cola Co.	793,276	38,275,567
	Coca-Cola Enterprises, Inc.	107,821	2,201,705
	Colgate-Palmolive Co.	200,086	13,053,611
#	ConAgra, Inc.	198,227	5,352,129
* #	Constellation Brands, Inc. Class A	81,728	2,371,747
	Costco Wholesale Corp.	178,280	9,425,664
#	CVS Corp.	320,394	9,903,379
*	Dean Foods Co.	52,036	2,200,082
#	Estee Lauder Companies, Inc.	49,542	2,022,304
	General Mills, Inc.	133,466	7,687,642
	Heinz (H.J.) Co.	128,179	5,769,337
	Kellogg Co.	97,628	4,887,258
	Kimberly-Clark Corp.	178,295	12,115,145
	McCormick & Co., Inc.	51,122	1,971,264
#	Molson Coors Brewing Co.	17,789	1,359,791
	Pepsi Bottling Group, Inc.	53,253	1,646,050
#	PepsiCo, Inc.	638,821	39,958,254
	Procter & Gamble Co.	1,232,746	79,228,585
#	Reynolds American, Inc.	66,698	4,366,718
#	Safeway, Inc.	172,457	5,960,114
	Sara Lee Corp.	290,540	4,947,896
	Supervalu, Inc.	80,093	2,863,325
#	Sysco Corp.	240,471	8,839,714
#	The Hershey Co.	67,644	3,368,671

	The Kroger Co.	279,101	6,438,860
#	Tyson Foods, Inc. Class A	98,020	1,612,429
	UST, Inc.	62,593	3,642,913
	Walgreen Co.	390,370	17,914,079
#	Wal-Mart Stores, Inc.	956,681	44,179,529
#	Whole Foods Market, Inc.	55,605	2,609,543
#	Wrigley (Wm.) Jr. Co.	85,396	4,416,681

Total Consumer Staples			458,279,549

Energy — (8.2%)
	Anadarko Petroleum Corp.	178,855	7,783,770
	Apache Corp.	128,152	8,523,390
	Baker Hughes, Inc.	124,777	9,315,851
#	BJ Services Co.	114,044	3,343,770
#	Chesapeake Energy Corp.	161,799	4,700,261
#	Chevron Corp.	848,083	62,359,543
	ConocoPhillips	640,257	46,066,491
#	CONSOL Energy, Inc.	71,044	2,282,644
	Devon Energy Corp.	171,952	11,534,540
#	El Paso Corp.	274,419	4,193,122
	EOG Resources, Inc.	94,718	5,915,139
	Exxon Mobil Corp.	2,269,024	173,875,309
	Halliburton Co.	391,175	12,145,984
	Hess Corp.	105,319	5,220,663
	Kinder Morgan, Inc.	41,723	4,412,207
	Marathon Oil Corp.	136,752	12,649,560
#	Murphy Oil Corp.	72,771	3,700,405
* #	Nabors Industries, Ltd.	116,455	3,468,030
*	National-Oilwell, Inc.	68,275	4,177,064
	Noble Corp.	52,744	4,016,456
#	Occidental Petroleum Corp.	335,164	16,366,058
	Peabody Energy Corp.	102,632	4,147,359
#	Rowan Companies, Inc.	42,963	1,426,372
	Schlumberger, Ltd.	458,363	28,950,207
#	Smith International, Inc.	77,569	3,185,759
	Sunoco, Inc.	47,896	2,986,795
#	The Williams Companies, Inc.	231,994	6,059,683
*	Transocean, Inc.	113,752	9,201,399
	Valero Energy Corp.	235,215	12,033,599
*	Weatherford International, Ltd.	132,158	5,522,883
#	XTO Energy, Inc.	142,356	6,697,850

Total Energy			486,262,163

Financials — (17.5%)
	Ace, Ltd.	126,651	7,671,251
#	AFLAC, Inc.	192,377	8,849,342
	Allstate Corp.	243,122	15,829,673
	AMBAC Financial Group, Inc.	41,273	3,676,186
#	American Express Co.	468,695	28,435,726
	American International Group, Inc.	1,011,374	72,475,061
	Ameriprise Financial, Inc.	94,131	5,130,139
#	AON Corp.	120,473	4,257,516
	Bank of America Corp.	1,747,021	93,273,451
	Bank of New York Co., Inc.	297,296	11,704,544
	BB&T Corp.	210,440	9,244,629
	Bear Stearns Companies, Inc.	45,637	7,428,791
	Capital One Financial Corp.	158,718	12,192,717
#	Chicago Mercantile Exchange Holdings, Inc.	13,544	6,904,054
	Chubb Corp.	160,143	8,473,166
	Cincinnati Financial Corp.	67,399	3,053,849
	CIT Group, Inc.	77,144	4,302,321
#	Citigroup, Inc.	1,911,573	106,474,616
#	Comerica, Inc.	61,799	3,626,365
#	Commerce Bancorp, Inc.	72,957	2,573,193
#	Compass Bancshares, Inc.	50,508	3,012,802
	Countrywide Financial Corp.	241,618	10,256,684
*	E*TRADE Financial Corp.	166,097	3,723,895

	Federal Home Loan Mortgage Corporation	269,599	18,305,772
	Federal National Mortgage Association	379,326	22,528,171
	Federated Investors, Inc.	35,140	1,187,029
#	Fifth Third Bancorp	217,105	8,886,108
#	First Horizon National Corp.	48,421	2,023,029
	Franklin Resources, Inc.	64,852	7,144,745
#	Genworth Financial, Inc.	172,420	5,898,488
	Hartford Financial Services Group, Inc.	123,299	11,505,030
	Huntington Bancshares, Inc.	92,446	2,195,592
	Janus Capital Group, Inc.	77,102	1,664,632
#	JPMorgan Chase & Co.	1,349,535	65,182,540
	KeyCorp	156,227	5,941,313
#	Legg Mason, Inc.	51,125	4,859,431
	Lehman Brothers Holdings, Inc.	206,209	16,109,047
	Lincoln National Corp.	111,703	7,417,079
	Loews Corp.	177,768	7,372,039
#	M&T Bank Corp.	30,137	3,681,536
#	Marsh & McLennan Companies, Inc.	214,404	6,573,627
#	Marshall & Ilsley Corp.	99,245	4,774,677
#	MBIA, Inc.	52,445	3,831,632
#	Mellon Financial Corp.	160,227	6,753,568
	Merrill Lynch & Co., Inc.	343,892	32,016,345
	MetLife, Inc.	295,755	17,452,503
	MGIC Investment Corp.	32,296	2,019,792
	Moody’s Corp.	91,434	6,314,432
	Morgan Stanley	411,812	33,533,851
#	National City Corp.	245,700	8,982,792
#	Northern Trust Corp.	72,932	4,426,243
	PNC Financial Services Group	114,302	8,462,920
	Principal Financial Group, Inc.	104,946	6,160,330
	Progressive Corp.	296,320	7,176,870
	Prudential Financial, Inc.	185,568	15,932,868
	Regions Financial Corp.	283,634	10,607,912
	SAFECO Corp.	40,947	2,561,235
	Schwab (Charles) Corp.	397,923	7,695,831
	SLM Corp.	159,020	7,755,405
	Sovereign Bancorp, Inc.	139,822	3,550,081
	State Street Corp.	129,187	8,712,371
#	SunTrust Banks, Inc.	137,772	11,634,845
	Synovus Financial Corp.	126,428	3,897,775
	T. Rowe Price Group, Inc.	102,563	4,489,183
#	The Goldman Sachs Group, Inc.	165,662	33,024,720
	The St. Paul Travelers Companies, Inc.	268,439	14,412,490
	Torchmark Corp.	38,154	2,432,699
	U.S. Bancorp	683,863	24,749,002
	UnumProvident Corp.	133,259	2,769,122
#	Wachovia Corp.	741,505	42,228,710
#	Washington Mutual, Inc.	367,721	16,727,628
#	Wells Fargo & Co.	1,313,358	46,703,010
	XL Capital, Ltd.	70,248	5,059,261
	Zions Bancorporation	41,597	3,429,257

Total Financials			1,041,324,539

Health Care — (10.0%)
	Abbott Laboratories	597,111	29,085,277
	Aetna, Inc.	203,074	8,768,735
#	Allergan, Inc.	59,815	7,162,248
	AmerisourceBergen Corp.	74,728	3,359,771
*	Amgen, Inc.	453,812	30,999,898
	Applera Corp. - Applied Biosystems Group	71,272	2,614,970
	Bard (C.R.), Inc.	40,063	3,324,027
*	Barr Laboratories, Inc.	41,388	2,074,367
#	Bausch & Lomb, Inc.	20,917	1,088,939
	Baxter International, Inc.	254,604	11,811,080
	Becton Dickinson & Co.	95,949	6,730,822
* #	Biogen Idec, Inc.	131,153	6,451,416
	Biomet, Inc.	95,281	3,932,247

*	Boston Scientific Corp.	458,734	7,881,050
	Bristol-Myers Squibb Co.	765,120	20,137,958
#	Cardinal Health, Inc.	157,562	10,151,720
	Caremark Rx, Inc.	165,905	9,474,835
* #	Celgene Corp.	144,891	8,335,579
	Cigna Corp.	39,902	5,249,906
*	Coventry Health Care, Inc.	61,994	3,102,800
#	Eli Lilly & Co.	382,994	19,953,987
*	Express Scripts, Inc.	52,689	3,772,532
* #	Forest Laboratories, Inc.	123,215	6,234,679
*	Genzyme Corp.	102,259	6,297,109
*	Gilead Sciences, Inc.	178,887	11,615,133
	Health Management Associates, Inc.	93,585	1,975,579
* #	Hospira, Inc.	60,615	2,035,452
* #	Humana, Inc.	64,668	3,576,787
	IMS Health, Inc.	77,199	2,121,429
#	Johnson & Johnson	1,127,941	74,466,665
*	King Pharmaceuticals, Inc.	94,579	1,505,698
* #	Laboratory Corp. of America Holdings	48,784	3,584,160
	Manor Care, Inc.	28,769	1,349,841
	McKesson Corp.	115,141	5,837,649
*	Medco Health Solutions, Inc.	114,152	6,100,283
* #	Medimmune, Inc.	93,059	3,012,320
	Medtronic, Inc.	447,827	23,963,223
#	Merck & Co., Inc.	844,589	36,824,080
* #	Millipore Corp.	20,776	1,383,682
	Mylan Laboratories, Inc.	82,440	1,645,502
* #	Patterson Companies, Inc.	54,057	1,919,564
	PerkinElmer, Inc.	47,838	1,063,439
#	Pfizer, Inc.	2,805,093	72,651,909
	Quest Diagnostics, Inc.	62,224	3,297,872
	Schering-Plough Corp.	576,767	13,634,772
*	St. Jude Medical, Inc.	137,510	5,027,366
#	Stryker Corp.	115,632	6,372,480
*	Tenet Healthcare Corp.	183,357	1,277,998
* #	Thermo Fisher Scientific, Inc.	158,757	7,190,105
	UnitedHealth Group, Inc.	524,024	28,155,810
*	Waters Corp.	39,480	1,933,336
*	Watson Pharmaceuticals, Inc.	39,863	1,037,634
*	WellPoint, Inc.	241,207	18,980,579
	Wyeth	523,908	26,677,395
* #	Zimmer Holdings, Inc.	92,842	7,276,956

Total Health Care			595,490,650

Industrials — (9.0%)
	3M Co.	286,469	22,324,529
*	Allied Waste Industries, Inc.	98,781	1,214,018
	American Power Conversion Corp.	65,764	2,011,721
	American Standard Companies, Inc.	67,483	3,094,096
	Avery Dennison Corp.	36,725	2,494,729
	Boeing Co.	307,621	27,329,050
	Burlington Northern Santa Fe Corp.	139,742	10,314,357
	Caterpillar, Inc.	253,078	15,521,274
#	Cintas Corp.	53,093	2,108,323
	Cooper Industries, Ltd.	35,366	3,198,147
	CSX Corp.	169,299	5,828,965
	Cummins, Inc.	20,400	2,410,872
#	Danaher Corp.	92,202	6,679,113
	Deere & Co.	89,943	8,550,881
	Donnelley (R.R.) & Sons Co.	84,342	2,997,515
	Dover Corp.	79,425	3,893,413
	Eaton Corp.	57,965	4,355,490
	Emerson Electric Co.	312,146	13,756,274
	Equifax, Inc.	48,678	1,976,327
#	FedEx Corp.	119,290	12,957,280
	Fluor Corp.	34,251	2,796,594
	General Dynamics Corp.	157,419	11,704,103

	General Electric Co.	4,010,180	149,218,798
	Goodrich (B.F.) Co.	48,536	2,210,815
	Honeywell International, Inc.	317,648	14,370,396
#	Illinois Tool Works, Inc.	163,194	7,537,931
	Ingersoll-Rand Co., Ltd. Class A	119,279	4,667,387
	ITT Industries, Inc.	71,853	4,082,687
	L-3 Communications Holdings, Inc.	48,603	3,974,753
	Lockheed Martin Corp.	138,523	12,753,813
#	Masco Corp.	153,356	4,580,744
*	Monster Worldwide, Inc.	49,939	2,329,155
	Norfolk Southern Corp.	154,403	7,764,927
	Northrop Grumman Corp.	134,376	9,097,255
	Paccar, Inc.	96,601	6,269,405
	Pall Corp.	47,622	1,645,340
#	Parker Hannifin Corp.	45,875	3,526,870
	Pitney Bowes, Inc.	86,318	3,987,028
	Raytheon Co.	172,975	9,133,080
	Robert Half International, Inc.	65,193	2,419,964
	Rockwell Automation, Inc.	66,202	4,043,618
	Rockwell Collins, Inc.	65,047	4,116,825
	Ryder System, Inc.	23,625	1,206,292
	Southwest Airlines Co.	308,048	4,719,295
* #	Terex Corp.	39,560	2,554,785
	Textron, Inc.	48,802	4,576,164
	Tyco International, Ltd.	773,727	23,521,301
	Union Pacific Corp.	104,929	9,655,567
	United Parcel Service, Inc.	417,642	31,314,797
	United Technologies Corp.	390,452	24,411,059
#	W.W. Grainger, Inc.	28,450	1,989,793
#	Waste Management, Inc.	208,137	7,653,197

Total Industrials			536,850,112

Information Technology — (12.6%)
*	ADC Telecommunications, Inc.	45,606	662,655
* #	Adobe Systems, Inc.	226,939	9,331,732
*	Advanced Micro Devices, Inc.	213,425	4,343,199
*	Affiliated Computer Services, Inc. Class A	46,128	2,252,892
*	Agilent Technologies, Inc.	158,989	5,540,767
* #	Altera Corp.	140,772	2,770,393
#	Analog Devices, Inc.	133,048	4,373,288
*	Apple Computer, Inc.	330,874	28,071,350
#	Applied Materials, Inc.	540,332	9,969,125
*	Autodesk, Inc.	90,138	3,646,983
	Automatic Data Processing, Inc.	214,203	10,549,498
*	Avaya, Inc.	176,661	2,469,721
*	BMC Software, Inc.	79,786	2,569,109
*	Broadcom Corp.	182,439	5,894,604
	CA, Inc.	159,774	3,618,881
* #	Ciena Corp.	32,849	910,246
* #	Cisco Sytems, Inc.	2,362,481	64,566,606
*	Citrix Systems, Inc.	70,253	1,900,344
*	Cognizant Technology Solutions Corp.	55,162	4,256,300
*	Computer Sciences Corp.	66,804	3,565,329
*	Compuware Corp.	137,031	1,141,468
* #	Comverse Technology, Inc.	78,586	1,658,950
*	Convergys Corp.	53,604	1,274,703
*	Corning, Inc.	608,563	11,386,214
* #	Dell, Inc.	883,730	22,172,786
* #	eBay, Inc.	450,152	13,536,071
* #	Electronic Arts, Inc.	120,014	6,043,905
	Electronic Data Systems Corp.	201,216	5,543,501
* #	EMC Corp.	856,804	11,309,813
	Fidelity National Information Services, Inc.	62,977	2,524,748
#	First Data Corp.	297,919	7,602,893
*	Fiserv, Inc.	67,370	3,531,535
* #	Google, Inc.	83,373	38,391,599
	Hewlett-Packard Co.	1,065,542	43,889,675

#	Intel Corp.	2,243,158	45,423,949
#	International Business Machines Corp.	586,019	56,931,746
*	Intuit, Inc.	135,638	4,138,315
	Jabil Circuit, Inc.	71,850	1,763,917
* #	JDS Uniphase Corp.	82,119	1,368,103
* #	Juniper Networks, Inc.	220,094	4,168,580
#	KLA-Tencor Corp.	77,450	3,853,138
*	Lexmark International, Inc.	38,097	2,788,700
	Linear Technology Corp.	116,302	3,526,277
* #	LSI Logic Corp.	155,852	1,402,668
	Maxim Integrated Products, Inc.	124,758	3,820,090
*	Micron Technology, Inc.	293,489	4,097,106
#	Microsoft Corp.	3,365,439	100,492,009
#	Molex, Inc.	55,153	1,744,489
	Motorola, Inc.	940,471	19,336,084
#	National Semiconductor Corp.	112,260	2,548,302
*	NCR Corp.	69,325	2,964,337
* #	Network Appliance, Inc.	145,435	5,712,687
*	Novell, Inc.	131,886	817,693
* #	Novellus Systems, Inc.	48,085	1,655,086
* #	Nvidia Corp.	138,318	5,119,149
* #	Oracle Corp.	1,556,328	26,675,462
*	Parametric Technology Corp.	43,434	782,681
	Paychex, Inc.	131,719	5,208,169
* #	PMC-Sierra, Inc.	81,625	547,704
*	QLogic Corp.	61,328	1,344,310
#	Qualcomm, Inc.	642,895	24,295,002
	Sabre Holdings Corp.	51,498	1,642,271
* #	Sandisk Corp.	87,546	3,767,104
*	Sanmina-SCI Corp.	207,288	715,144
*	Solectron Corp.	355,793	1,145,653
*	Sun Microsystems, Inc.	1,369,220	7,421,172
*	Symantec Corp.	364,918	7,608,540
	Symbol Technologies, Inc.	99,101	1,480,569
	Tektronix, Inc.	32,090	936,065
*	Tellabs, Inc.	171,868	1,763,366
* #	Teradyne, Inc.	73,830	1,104,497
	Texas Instruments, Inc.	577,278	16,625,606
*	Unisys Corp.	134,051	1,050,960
*	VeriSign, Inc.	95,366	2,293,552
	Western Union Co.	298,175	6,685,084
*	Xerox Corp.	375,523	6,365,115
	Xilinx, Inc.	130,806	3,114,491
* #	Yahoo!, Inc.	476,251	12,163,451

Total Information Technology			749,679,276

Materials — (2.5%)
	Air Products & Chemicals, Inc.	85,718	6,024,261
	Alcoa, Inc.	337,329	10,123,243
#	Allegheny Technologies, Inc.	39,184	3,553,205
	Ashland, Inc.	22,241	1,538,632
	Ball Corp.	40,531	1,767,152
	Bemis Co., Inc.	40,784	1,385,840
	Dow Chemical Co.	371,600	14,841,704
#	DuPont (E.I.) de Nemours & Co., Inc.	357,833	17,430,045
	Eastman Chemical Co.	32,011	1,898,572
	Ecolab, Inc.	69,371	3,135,569
#	Freeport-McMoRan Copper & Gold, Inc. Class B	76,611	4,269,531
*	Hercules, Inc.	44,178	853,077
	International Flavors & Fragrances, Inc.	30,355	1,492,252
	International Paper Co.	176,997	6,035,598
	MeadWestavco Corp.	70,487	2,118,839
	Monsanto Co.	211,361	11,102,793
	Newmont Mining Corp.	175,150	7,908,023
#	Nucor Corp.	117,532	6,424,299
*	Pactiv Corp.	51,767	1,847,564
	Phelps Dodge Corp.	79,358	9,500,740

	PPG Industries, Inc.	64,292	4,128,189
	Praxair, Inc.	125,618	7,452,916
	Rohm & Haas Co.	55,234	2,823,562
	Sealed Air Corp.	31,363	2,036,086
	Sigma-Aldrich Corp.	25,652	1,993,673
#	Temple-Inland, Inc.	41,620	1,915,769
	United States Steel Corp.	46,090	3,371,023
#	Vulcan Materials Co.	36,733	3,301,195
	Weyerhaeuser Co.	92,018	6,501,072

Total Materials			146,774,424

Real Estate Investment Trusts — (1.0%)
#	Apartment Investment & Management Co. Class A	37,537	2,102,823
#	Archstone-Smith Trust	84,956	4,945,289
#	Boston Properties, Inc.	45,448	5,084,722
*	CB Richard Ellis Group, Inc.	71,884	2,386,549
	Equity Office Properties Trust	136,739	6,586,718
#	Equity Residential	113,649	5,767,687
	Kimco Realty Corp.	87,931	3,952,498
	Plum Creek Timber Co., Inc.	68,872	2,744,549
	ProLogis	96,264	5,849,963
#	Public Storage, Inc.	47,666	4,647,435
*	Realogy Corp.	83,399	2,528,658
#	Simon Property Group, Inc.	86,088	8,719,854
	Vornado Realty Trust	50,234	6,103,431

Total Real Estate Investment Trusts			61,420,176

Telecommunication Services — (2.9%)
	Alltel Corp.	145,354	8,791,010
#	AT&T, Inc.	1,495,011	53,446,643
#	BellSouth Corp.	709,620	33,430,198
	CenturyTel, Inc.	44,655	1,949,637
	Citizens Communications Co.	125,227	1,799,512
	Embarq Corp.	58,156	3,056,679
* #	Qwest Communications International, Inc.	625,593	5,236,213
#	Sprint Nextel Corp.	1,126,210	21,274,107
	Verizon Communications, Inc.	1,135,784	42,296,596
	Windstream Corp.	185,481	2,637,540

Total Telecommunication Services			173,918,135

Utilities — (2.9%)
*	AES Corp.	258,390	5,694,916
*	Allegheny Energy, Inc.	64,292	2,951,646
#	Ameren Corp.	80,242	4,311,403
	American Electric Power Co., Inc.	153,890	6,552,636
#	CenterPoint Energy, Inc.	121,704	2,017,852
* #	CMS Energy Corp.	86,534	1,445,118
#	Consolidated Edison, Inc.	99,901	4,802,241
	Constellation Energy Group	70,028	4,822,828
	Dominion Resources, Inc.	137,607	11,536,971
#	DTE Energy Co.	69,234	3,351,618
#	Duke Energy Corp.	488,517	16,223,650
*	Dynegy, Inc.	148,930	1,078,253
	Edison International	126,750	5,764,590
	Entergy Corp.	80,475	7,429,452
	Exelon Corp.	261,022	16,154,652
#	FirstEnergy Corp.	124,181	7,476,938
#	FPL Group, Inc.	157,264	8,558,307
	KeySpan Corp.	68,190	2,808,064
	Nicor, Inc.	17,393	813,992
#	NiSource, Inc.	106,207	2,559,589
#	Peoples Energy Corp.	14,966	667,035
	PG&E Corp.	135,698	6,422,586
#	Pinnacle West Capital Corp.	38,844	1,967,060
	PPL Corp.	148,441	5,320,125
	Progress Energy, Inc.	98,891	4,853,570

Public Service Enterprise Group, Inc.	98,115	6,512,874
Questar Corp.	33,404	2,774,202
Sempra Energy	101,993	5,708,548
# Southern Co.	288,949	10,650,660
TECO Energy, Inc.	81,385	1,402,264
TXU Corp.	178,659	9,685,104
# Xcel Energy, Inc.	158,290	3,650,167

Total Utilities		175,968,911

TOTAL COMMON STOCKS		4,951,992,951

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS - (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 01/02/07 (Collateralized by $76,043,000 FHLMC 5.82%, 06/01/36, valued at $72,745,344) to be repurchased at $71,711,330	$71,670	71,670,000

TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - (15.7%)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 5.30%, 01/02/07 (Collateralized by $814,526,401 FNMA, rates ranging from 3.500% to 9.500%, maturities ranging from 10/01/08 to 12/01/36, valued at $355,640,366) to be repurchased at $345,485,242	345,282	345,281,909
@ Repurchase Agreement, Morgan Stanley 5.25%, 01/02/07 (Collateralized by $113,778,791 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/21 to 10/01/36 & FNMA, rates ranging from 4.456%(r) to 6.500%, maturities ranging from 05/01/18 to 11/01/36, valued at $99,068,137) to be repurchased at $96,210,557	96,154	96,154,467
@ Repurchase Agreement, Morgan Stanley 5.30%, 01/02/07 (Collateralized by $585,967,769 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/21 to 10/01/36 & FNMA, rates ranging from 4.456%(r) to 6.500%, maturities ranging from 05/01/18 to 11/01/36, valued at $510,206,996) to be repurchased at $495,666,509	495,375	495,374,788

TOTAL TEMPORARY CASH INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL		936,811,164

TOTAL INVESTMENTS - (100.0%) (Cost $4,275,226,587) ††		$5,960,474,115

†	See Security Valuation Note.

*	Non-Income Producing Securities.

#	Total or Partial Securities on Loan.

@	Security purchased with cash proceeds from Securities on Loan.

(r)	The adjustable rate shown is effective as of December 31, 2006.

††	The cost for federal income tax purposes is $4,441,085,161.

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

Organizational Note:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. At December 31, 2006, the Trust consisted of twenty-one investment portfolios, of which The U.S. Large Company Series is presented in this filing.

Security Valuation Note:

Securities held by The U.S. Large Company Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by The U.S. Large Company Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, The U.S. Large Company Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have significant effect on the value of an investment (as determined in the discretion on the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by The U.S. Large Company Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

BLACKROCK EXCHANGE PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.9%
Aerospace — 6.2%
The Boeing Co.	131,800	$11,709,112
General Dynamics Corp.(b)	93,000	6,914,550

		18,623,662

Banks — 2.0%
J.P. Morgan Chase & Co.	124,728	6,024,362

Beverages & Bottling — 4.6%
Anheuser-Busch Cos., Inc.	192,315	9,461,898
The Coca-Cola Co.	87,735	4,233,214

		13,695,112

Computer & Office Equipment — 8.6%
Dell, Inc.(b)(c)	97,483	2,445,848
Hewlett-Packard Co.	349,270	14,386,431
International Business Machines Corp.	92,371	8,973,843

		25,806,122

Computer Software & Services — 5.9%
First Data Corp.	266,480	6,800,570
Microsoft Corp.	367,277	10,966,891

		17,767,461

Conglomerates — 4.5%
Berkshire Hathaway, Inc. - Class B(b)(c)	3,687	13,516,542

Electronics — 0.8%
Agilent Technologies, Inc.(c)	29,749	1,036,752
Intel Corp.	70,215	1,421,854

		2,458,606

Finance — 13.1%
American Express Co.	305,626	18,542,329
Ameriprise Financial, Inc.	61,125	3,331,313
SLM Corp.	233,200	11,373,164
Western Union Co.	266,480	5,974,482

		39,221,288

Food & Agriculture — 0.2%
General Mills, Inc.	8,497	489,427

Insurance — 2.3%
American International Group, Inc.	94,900	6,800,534

Machinery & Heavy Equipment — 2.5%
Caterpillar, Inc.	124,256	7,620,621

Manufacturing — 4.0%
General Electric Co.	317,848	11,827,124

Medical & Medical Services — 3.0%
Millipore Corp.(b)(c)	135,965	9,055,269

Medical Instruments & Supplies — 3.8%
Johnson & Johnson	124,195	8,199,354
Medtronic, Inc.(b)	60,000	3,210,600

		11,409,954

Oil & Gas — 14.5%
BP PLC - ADR	116,846	7,840,366
Exxon Mobil Corp.	275,462	21,108,653
Schlumberger Ltd.(b)	203,600	12,859,376
Transocean, Inc.(c)	21,148	1,710,662

		43,519,057

Pharmaceuticals — 8.7%
AstraZeneca PLC(b)	76,000	4,069,800
Merck & Co., Inc.	83,999	3,662,357
Novartis AG - ADR	169,030	9,709,083
Pfizer, Inc.	89,719	2,323,722
Wyeth	125,465	6,388,678

		26,153,640

Retail Merchandising — 7.1%
Target Corp.	248,429	14,172,874
Wal-Mart Stores, Inc.	154,700	7,144,046

		21,316,920

Soaps & Cosmetics — 5.3%
The Procter & Gamble Co.	246,400	15,836,128

Telecommunications — 0.6%
Vodafone Group PLC - ADR	64,452	1,790,477

Tobacco — 2.2%
Altria Group, Inc.	77,000	6,608,140

TOTAL COMMON STOCKS
(Cost $74,857,437)		299,540,446

SHORT TERM INVESTMENTS — 0.1%
Galileo Money Market Fund
(Cost $22,417)	22,417	22,417

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENTS — 100.0%
(Cost $74,879,854)		299,562,863

	MATURITY	PAR /SHARES (000)
SECURITIES LENDING COLLATERAL — 4.1%
Bank of America Corp., Master Notes 5.38%(d)(e)	01/02/07	$10,265	10,264,809
Citigroup, Inc., Master Notes 5.38%(d)(e)	01/02/07	1,900	1,899,832

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,164,641)			12,164,641

	NUMBER OF SHARES
AFFILIATED INVESTMENTS - SHORT TERM — 13.4%
Institutional Money Market Trust(e)
(Cost $40,310,931)	40,310,931	40,310,931

TOTAL INVESTMENTS IN SECURITIES — 117.5%
(Cost $127,355,426(a))		352,038,435
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (17.5)%		(52,475,572)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		132,809

NET ASSETS — 100.0%		$299,695,672

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

BLACKROCK EXCHANGE PORTFOLIO (CONCLUDED)

(a)	Cost for federal income tax purposes is $122,248,830. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$231,194,148
Gross unrealized depreciation	(1,404,543)

$229,789,605

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security purchased with the cash proceeds from securities loaned.

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipts
PLC	Public Limited Co.

2

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

CONSERVATIVE PREPARED PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.8%
Equity Funds — 40.2%
BlackRock Basic Value Fund, Inc.	144	$4,823
BlackRock EuroFund	74	1,622
BlackRock Funds —
BlackRock All Cap Global Resources Portfolio	108	1,600
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Portfolio)	311	4,825
BlackRock Small Cap Core Equity Portfolio	164	3,216
BlackRock Global Dynamic Equity Fund	522	6,463
BlackRock Large Cap Series Funds, Inc. —
BlackRock Large Cap Core Fund	450	6,427
BlackRock Latin American Fund, Inc.	31	1,657
BlackRock Pacific Fund, Inc.	56	1,614

		32,247

Fixed Income Funds — 59.6%
BlackRock Funds —
BlackRock Total Return Portfolio	4,734	47,858

TOTAL AFFILIATED INVESTMENTS IN SECURITIES — 99.8%
(Cost $80,000(a))		80,105
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		148

NET ASSETS — 100.0%		$80,253

(a)	Also for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$247
Gross unrealized depreciation	(142)

$105

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MODERATE PREPARED PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.9%
Equity Funds — 60.2%
BlackRock Basic Value Fund, Inc.	217	$7,235
BlackRock EuroFund	111	2,432
BlackRock Funds —
BlackRock All Cap Global Resources Portfolio	161	2,400
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Portfolio)	467	7,237
BlackRock Small Cap Core Equity Portfolio	246	4,825
BlackRock Global Dynamic Equity Fund	784	9,694
BlackRock Large Cap Series Funds, Inc. —
BlackRock Large Cap Core Fund	676	9,640
BlackRock Latin American Fund, Inc.	46	2,485
BlackRock Pacific Fund, Inc.	83	2,422

		48,370

Fixed Income Funds — 39.7%
BlackRock Funds —
BlackRock High Yield Bond Portfolio	296	2,412
BlackRock International Bond Portfolio	215	2,402
BlackRock Total Return Portfolio	2,682	27,120

		31,934

TOTAL AFFILIATED INVESTMENTS IN SECURITIES — 99.9%
(Cost $80,000(a))		80,304
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		109

NET ASSETS — 100.0%		$80,413

(a)	Also for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$384
Gross unrealized depreciation	(80)

$304

2

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GROWTH PREPARED PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.9%
Equity Funds — 80.1%
BlackRock Basic Value Fund, Inc.	289	$9,646
BlackRock EuroFund	148	3,243
BlackRock Funds —
BlackRock All Cap Global Resources Portfolio	215	3,200
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Portfolio)	623	9,650
BlackRock Small Cap Core Equity Portfolio	328	6,433
BlackRock Global Dynamic Equity Fund	1,045	12,925
BlackRock Large Cap Series Funds, Inc. —
BlackRock Large Cap Core Fund	901	12,854
BlackRock Latin American Fund, Inc.	61	3,314
BlackRock Pacific Fund, Inc.	111	3,229

		64,494

Fixed Income Funds — 19.8%
BlackRock Funds —
BlackRock High Yield Bond Portfolio	296	2,412
BlackRock International Bond Portfolio	215	2,402
BlackRock Total Return Portfolio	1,105	11,167

		15,981

TOTAL AFFILIATED INVESTMENTS IN SECURITIES — 99.9%
(Cost $80,000(a))		80,475
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		74

NET ASSETS — 100.0%		$80,549

(a)	Also for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$508
Gross unrealized depreciation	(33)

$475

3

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AGGRESSIVE GROWTH PREPARED PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF SHARES	VALUE
AFFILIATED INVESTMENT COMPANIES — 99.9%
Equity Funds — 99.9%
BlackRock Basic Value Fund, Inc.	361	$12,058
BlackRock EuroFund	185	4,054
BlackRock Funds —
BlackRock All Cap Global Resources Portfolio	269	4,000
BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Portfolio)	778	12,062
BlackRock Small Cap Core Equity Portfolio	410	8,041
BlackRock Global Dynamic Equity Fund	1,306	16,157
BlackRock Large Cap Series Funds, Inc. —
BlackRock Large Cap Core Fund	1,126	16,067
BlackRock Latin American Fund, Inc.	77	4,142
BlackRock Pacific Fund, Inc.	139	4,036

		80,617

TOTAL AFFILIATED INVESTMENTS IN SECURITIES — 99.9%
(Cost $80,000(a))		80,617
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		45

NET ASSETS — 100.0%		$80,662

(a)	Also for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$ 617
Gross unrealized depreciation	—

$ 617

4

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 7.3%
Domestic — 0.4%
Wells Fargo Bank, N.A. (A-1+, P-1)
4.80%	01/16/07	$6,500	$6,500,052

Euro Dollar — 0.9%
Credit Industrial Et Commercial (A-1, P-1)
5.38%(b)	04/30/07	14,920	14,920,000

Yankee — 6.0%
Barclays Bank PLC, New York (A-1+, P-1)
5.31%(b)	01/04/07	50,000	50,000,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.81%(b)	01/16/07	15,270	15,270,000
4.87%(b)	02/02/07	29,600	29,600,000

			94,870,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $116,290,052)			116,290,052

COMMERCIAL PAPER — 66.0%
Asset Backed Securities — 43.0%
Beta Finance, Inc. (A-1+, P-1)
5.26%	02/20/07	35,000	34,744,549
Cafco LLC (A-1+, P-1)
5.25%	02/05/07	36,000	35,816,250
CC USA, Inc. (A-1+, P-1)
5.26%	01/22/07	30,000	29,907,950
Chariot Funding Corp. (A-1, P-1)
5.28%	03/20/07	55,000	54,370,800
Charta Corp. (A-1, P-1)
5.27%	02/02/07	25,000	24,882,889
CRC Funding LLC (A-1+, P-1)
5.25%	02/05/07	36,000	35,816,250
5.25%	02/07/07	43,420	43,185,713
Dorada Finance, Inc. (A-1+, P-1)
5.26%	01/22/07	10,125	10,093,933
Emerald Certificates (A-1+, P-1)
5.27%	02/15/07	6,445	6,402,544
Erasmus Capital Corp. (A-1+, P-1)
5.37%	01/22/07	5,896	5,877,531
5.37%	01/25/07	19,391	19,321,580
5.29%	03/15/07	2,333	2,307,974
5.30%	03/22/07	16,749	16,551,734
Giro U.S. Funding Corp. (A-1, P-1)
5.26%	01/22/07	15,000	14,953,975
5.26%	02/15/07	60,000	59,605,500
Grampian Funding LLC (A-1+, P-1)
5.25%	02/06/07	53,000	52,721,750
Greyhawk Funding LLC (A-1, P-1)
5.25%	02/02/07	8,227	8,188,607
Lockhart Funding LLC (A-1, P-1)
5.27%	02/13/07	40,000	39,748,211
5.28%	02/14/07	38,000	37,754,773
Mane Funding Corp. (A-1+, P-1)
5.25%	03/14/07	27,431	27,142,974
Sigma Finance, Inc. (A-1+, P-1)
5.25%	02/27/07	29,960	29,710,958
Strand Capital Co. (A-1+, P-1)
5.30%	01/03/07	25,288	25,280,554
Sydney Capital Corp. (A-1+, P-1)
5.26%	02/06/07	24,810	24,679,499
Tango Finance LLC (A-1+, P-1)
5.26%	01/25/07	36,190	36,063,094
Zela Finance, Inc. (A-1+, P-1)
5.27%	02/14/07	10,385	10,318,109

			685,447,701

Banks — 12.7%
Banco Bilbao Vizcara Argentina (A-1, P-1)
5.26%	02/23/07	50,000	49,612,805
5.29%	03/19/07	21,835	21,587,943
Citigroup Funding, Inc. (A-1+, P-1)
5.26%	02/20/07	65,000	64,525,139
Dresdner U.S. Finance, Inc. (A-1, P-1)
5.35%	01/16/07	20,000	19,955,417
Nationwide Building Society (A-1, P-1)
5.25%	01/30/07	37,000	36,843,521
Unicredito Italiano Bank Ireland (A-1, P-1)
5.26%	02/08/07	10,000	9,944,478

			202,469,303

Finance Services — 3.6%
Stadshypotek Delaware (A-1+, P-1)
5.25%	01/25/07	30,000	29,895,000
5.26%	01/29/07	27,435	27,322,867

			57,217,867

Insurance — 2.7%
ING America Institutional Holdings (A-1+, P-1)
5.25%	01/11/07	43,110	43,047,131

Mortgage Bankers & Correspondents — 4.0%
Countrywide Financial Corp. (A-1, P-1)
5.38%	01/02/07	8,103	8,101,790
5.42%	01/02/07	25,000	24,996,236
5.30%	01/12/07	30,000	29,951,417

			63,049,443

TOTAL COMMERCIAL PAPER
(Cost $1,051,231,445)			1,051,231,445

MASTER NOTES — 5.7%
Security Brokers & Dealers — 5.7%
Bank of America Securities LLC (A-1+, P-1)
5.38%(c)	01/02/07	15,250	15,250,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)
5.48%(c)	01/02/07	36,500	36,500,000
5.48%(c)	01/02/07	3,700	3,700,000
5.48%(c)	01/02/07	23,581	23,581,000
5.48%(c)	01/02/07	12,479	12,479,000

TOTAL MASTER NOTES
(Cost $91,510,000)			91,510,000

VARIABLE RATE OBLIGATIONS — 21.2%
Asset Backed Securities — 1.3%
Arkle Master Issuer PLC (AAA, Aaa)
5.33%(c)(d)	01/17/07	4,200	4,200,000

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Asset Backed Securities (Continued)
Cullinan Finance Corp. (AAA, Aaa)
5.31%(c)	01/25/07	$5,000	$4,999,514
Racers XL (A-1, P-1)
5.37%(c)(d)	01/22/07	11,360	11,360,000

			20,559,514

Banks — 5.6%
HBOS Treasury Services PLC (A-1+, P-1)
5.44%(c)(d)	03/26/07	65,000	65,000,000
Westpac Banking Corp. (AA-, Aa3)
5.39%(c)	03/12/07	24,250	24,250,000

			89,250,000

Life Insurance — 5.3%
MetLife Global Funding I (AA, Aa2)
5.45%(c)(d)	01/29/07	15,000	15,000,000
Principal Life Income Fundings Trust (AA, Aa2)
5.38%(c)	03/07/07	9,400	9,405,216
Transamerica Occidental Life Insurance Co.
(A-1+, P-1)
5.51%(c)(e)	03/01/07	60,000	60,000,000

			84,405,216

Municipal Bonds — 1.5%
De Kalb County Development Authority University RB Series 1995B DN (A-1+, VMIG-1)
5.35%(c)	01/08/07	3,375	3,375,000
North Myrtle Beach Corp. RB Series 2005 DN (National Bank of South Carolina LOC) (A-1, F-1)
5.37%(c)	01/08/07	6,007	6,007,000
South Central Texas IDRB Series 1990 DN (Bank One N.A. LOC) (A-1, P-1)
5.41%(c)	01/08/07	14,800	14,800,000

			24,182,000

Security Brokers & Dealers — 4.6%
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(e)	01/02/07	34,850	34,850,000
Lehman Brothers Holdings, Inc. (A+, A1)
5.50%(c)	02/15/07	39,200	39,205,903

			74,055,903

Short-Term Business Credit Institutions — 2.9%
General Electric Capital Corp. (AAA, Aaa)
5.48%(c)	01/17/07	45,000	45,000,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $337,452,633)			337,452,633

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $1,596,484,130(a))			1,596,484,130

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,826,431)

NET ASSETS — 100.0%			$1,593,657,699

(a)	Aggregate cost for federal income tax purposes.
(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(c)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 8.2% of its net assets, with a current market value of $130,410,000, in securities restricted as to resale.
(e)	Illiquid Security. As of December 31, 2006, the Portfolio held 6.0% of its net assets, with a current market value of $94,850,000, in illiquid securities.

2

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 100.0%
Deutsche Bank Securies, Inc.
5.21%	01/12/07	$100,000	$100,000,000

(Agreement dated 11/14/06 to be repurchased at $100,853,861, collateralized by $364,624,000 U.S. Treasury Strip Principals 4.50% to 6.13% due 11/15/27 to 02/15/36. The value of the collateral is $102,000,040.)

Greenwich Capital Markets, Inc.
4.80%	01/02/07	55,000	55,000,000

(Agreement dated 12/29/06 to be repurchased at $55,029,333, collateralized by

$56,653,042 Resolution Funding Corp. Strips and Strip Principals 0.00% to 9.38% due 04/15/07 to 04/15/30. The value of the collateral is $56,653,042.)

J.P. Morgan Securities, Inc.
4.85%	01/02/07	90,000	90,000,000
(Agreement dated 12/29/06 to be repurchased at $90,048,500, collateralized by $91,804,525 U.S. Treasury Notes 4.88% due 04/30/08. The value of the collateral is $91,804,525.)
Lehman Brothers Holdings, Inc.
4.75%	01/02/07	85,000	85,000,000
(Agreement dated 12/29/06 to be repurchased at $85,044,861, collateralized by $86,700,947 U.S. Treasury Notes 3.63% to 4.00% due 05/15/13 to 02/15/14. The value of the collateral is $86,700,947.)
Morgan Stanley & Co., Inc.
4.85%	01/02/07	42,218	42,218,000
(Agreement dated 12/29/06 to be repurchased at $42,240,751, collateralized by $31,133,000 U.S. Treasury Bonds 8.50% due 02/15/20. The value of the collateral is $43,063,572.)
UBS Securities LLC
5.19%	01/08/07	50,000	50,000,000
(Agreement dated 09/27/06 to be repurchased at $50,742,458, collateralized by $111,515,000 U.S. Treasury Strip Principals 7.63% due 11/15/22. The value of the collateral is $51,001,387.)
UBS Securities LLC
5.21%	01/30/07	65,000	65,000,000

(Agreement dated 11/22/06 to be repurchased at $65,649,079, collateralized by

$66,303,137 U.S. Treasury Inflation Indexed Securities and Notes 1.88% to 4.75% due 03/31/11 to 07/15/15. The value of the collateral is $66,303,137.)

TOTAL REPURCHASE AGREEMENTS
(Cost $487,218,000)			487,218,000

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $487,218,000(a))			487,218,000
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(216,854)

NET ASSETS — 100.0%			$487,001,146

(a)	Aggregate cost for federal income tax purposes.

3

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 99.0%
Alabama — 2.2%
Alabama Housing Financing Authority Single Family Mortgages RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty Insurance Co.) (Aa2)
4.07%(b)	01/08/07	$3,000	$3,000,000
Alexander City Industrial Board IDRB (Precision Millwork Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC)
4.02%(b)	01/08/07	905	905,000
Geneva County Health Care Authority RB Series 2001 DN (Wachovia Bank N.A. LOC)
3.97%(b)	01/08/07	2,833	2,833,000

			6,738,000

Alaska — 0.7%
Valdez Marine Terminal RB (Phillips Transportation, Inc. Project) Series 2002 DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-1)
3.77%(b)	01/08/07	2,230	2,230,000

Arizona — 4.6%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	385	386,953
Tierra Antigua Arizona Project Revenue Bond Certificates RB Series 2006-1 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities)
4.16%(b)(c)	01/08/07	7,777	7,777,000
Yavapai County IDA RB (Yavapia Regional Medical Center Project) Series 1997B DN (FSA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.91%(b)	01/08/07	5,900	5,900,000

			14,063,953

Arkansas — 0.8%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 DN (Bank of America N.A. LOC) (A-1+)
4.01%(b)	01/08/07	2,345	2,345,000

California — 1.1%
California PCRB Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2003 AMT DN (Republic Services, Inc. Guaranty) (A-2)
4.15%(b)	01/08/07	3,000	3,000,000
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.93%(b)(c)	01/08/07	300	300,000

			3,300,000

Colorado — 3.2%
Colorado Highway Authority RB (E-470 Project) Series 2006Z-9 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.97%(b)(c)	01/08/07	2,966	2,966,000
Lower Colorado River Authority RB (Wachovia Merlots Trust Receipts) Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.95%(b)(c)	01/08/07	1,900	1,900,000
Regional Transportation District Sales Tax RB (Citibank Eagle Trust Receipts) Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.96%(b)(c)	01/08/07	3,000	3,000,000
Sterling Park Colorado Project Revenue Bond Certificates RB Series 2006-6 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities)
4.16%(b)	01/08/07	1,817	1,817,000

			9,683,000

Delaware — 2.9%
Delaware Economic Development Authority RB (Catholic Diocese of Wilmington Project) Series 2002 DN (Allied Irish Bank PLC LOC) (VMIG-1)
4.00%(b)	01/08/07	6,915	6,915,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
4.00%(b)	01/08/07	1,970	1,970,000

			8,885,000

District of Columbia — 2.7%
District of Columbia Ballpark RB (Royal Bank of Cananda Municipal Products, Inc. Trust Receipts) Series 2006I-5 DN (FGIC Insurance, Royal Bank of Canada Liquidity Facility) (A-1+)
3.95%(b)(c)	01/08/07	8,380	8,380,000

Florida — 7.2%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
5.02%(b)	01/08/07	3,400	3,400,000
Hillsborough County RB (Florida Health Science Center Project) Series 2006 ROC-RR-II- R-646CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	01/08/07	3,400	3,400,000

4

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Florida (Continued)
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
4.06%(b)	01/08/07	$1,245	$1,245,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.94%(b)	01/08/07	7,000	7,000,000
Palm Beach Municipal Commerical Paper Series 2006 MB (A-1+, P-1)
3.60%	02/14/07	2,400	2,400,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D DN (National Rural Utilities LOC) (A-1)
3.53%(b)	01/08/07	2,000	2,000,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
3.55%(b)	03/15/07	2,500	2,500,000

			21,945,000

Illinois — 7.6%
Flora RB (Heritage Woods Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC) (A-1)
4.10%(b)	01/08/07	2,750	2,750,000
Harvard Multi-Family Housing RB (Northfield Court Project) Series 1999 AMT DN (Fifth Third Bank N.A. LOC) (A-1+)
4.07%(b)	01/08/07	7,350	7,350,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.97%(b)(c)	01/08/07	2,310	2,310,000
Metropolitan Pier & Exposition Authority RB Putters Series 2006-1508 DN (MBIA Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.97%(b)(c)	01/08/07	3,480	3,480,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.30%(b)	01/08/07	575	575,000
Rockford RB (Fairhaven Christian Center Project) Series 2000 DN (J.P. Morgan Chase & Co. LOC)
4.15%(b)	01/08/07	1,510	1,510,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT DN (ABN-AMRO Bank N.V. LOC)
4.06%(b)	01/08/07	1,000	1,000,000
University of Illinois RB (Citibank Eagle Trust Receipts) Series 2006A-0124 DN (MBIA Insurance, Citibank N.A. LOC) (A-1+)
3.96%(b)(c)	01/08/07	4,300	4,300,000

			23,275,000

Indiana — 4.5%
Dekko Foundation Educational Facilities RB Series 2001 DN (Bank One N.A. LOC)
4.15%(b)	01/08/07	2,300	2,300,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group LOC) (A-1+)
3.96%(b)	01/08/07	3,385	3,385,000
Hendricks County Industrial Redevelopment Commission Tax Increment RB (Heartland Crossing Project) Series 2000A DN (Huntington National Bank LOC)
4.05%(b)	01/08/07	2,100	2,100,000
Indiana Board Bank RB (Interim Advanced Funding Program) Series 2007 RAN
3.65%	02/01/07	2,000	2,000,000
Indiana Housing and Community Development Authority Single Family Mortgages RB Series 2006E-2 AMT RAN (Rabobank Guaranty Insurance Co.) (MIG-1, F-1+)
3.62%	12/20/07	2,500	2,500,000
Indiana Transportation Finance Authority Highway RB Series 2004B-21 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1+, AAA)
3.95%(b)(c)	01/08/07	100	100,000
Monroe County IDRB (Griner Engineering, Inc. Project) Series 1997 AMT DN (Fifth Third Bank N.A. LOC)
4.13%(b)	01/08/07	520	520,000
South Bend Economic Development Authority RB (SGW Realty LLC Project) Series 1998 DN (Fifth Third Bank N.A. LOC)
4.09%(b)	01/08/07	750	750,000

			13,655,000

Iowa — 1.1%
Iowa GO Series 2006 TRAN (SP-1+, MIG-1)
4.25%	06/29/07	2,500	2,508,673
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
4.03%(b)	01/08/07	1,000	1,000,000

			3,508,673

5

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Kentucky — 1.2%

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

3.95%(b)(c)	01/08/07	$365	$365,000
Newport Industrial Building RB (Newport Holdings Project) Series 2001A AMT DN (Huntington National Bank LOC)
4.20%(b)	01/08/07	1,600	1,600,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.68%(b)	02/15/07	1,650	1,650,000

			3,615,000

Louisiana — 0.6%
Louisiana GO (Wachovia Merlots Trust Receipts) Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.95%(b)(c)	01/08/07	2,000	2,000,000

Maryland — 6.4%
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC) (A-1)
3.99%(b)	01/08/07	2,000	2,000,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.96%(b)	01/08/07	1,490	1,490,000
Howard County RB (Glenelg Country School Project) Series 2001 DN (Mercantile Safe & Deposit Trust Co. LOC) (A-1)
3.93%(b)	01/08/07	1,230	1,230,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 DN (M&T Bank Corp. LOC) (A-1)
3.99%(b)	01/08/07	2,260	2,260,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC) (A-1)
3.94%(b)	01/08/07	2,265	2,265,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B DN (M&T Bank Corp. LOC) (A-1)
3.94%(b)	01/08/07	1,350	1,350,000
Maryland Economic Development Corp. RB (Associated Catholic, Inc. Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.94%(b)	01/08/07	1,900	1,900,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.92%(b)	01/08/07	6,070	6,070,000
Maryland Stadium Authority Lease RB (Baltimore Convention Project) Series 2006 DN (Bank of New York SBPA) (VMIG-1)
3.90%(b)	01/08/07	1,000	1,000,000

			19,565,000

Massachusetts — 0.9%
Commonwealth of Massachusetts GO (Wachovia Merlots Trust Receipts) Series 2002A-9 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.94%(b)(c)	01/08/07	1,485	1,485,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	1,355	1,360,593

			2,845,593

Michigan — 5.6%
Detroit Economic Development Corp. RB (E.H. Assoc. Ltd. Project) Series 2002 DN (First Federal Bank of Northern Michigan LOC)
3.99%(b)	01/08/07	2,975	2,975,000
Detroit Sewer Authority RB (Royal Bank of Canada Municipal Products, Inc. Trust Receipts) Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.96%(b)(c)	01/08/07	2,500	2,500,000
Michigan Building Authority Municipal Securities Trust Certificates RB Series 2006A-283 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG1)
3.96%(b)(c)	01/08/07	3,065	3,065,000
Michigan Strategic Fund GO (Dow Chemical Co. Project) Series 2006 TECP
3.70%	01/10/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Horizons of Michigan Project) Series 2001 DN (Huntington National Bank LOC)
4.11%(b)	01/08/07	1,365	1,365,000

6

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Michigan (Continued)
Michigan Strategic Fund Limited Obligation RB (Surefil Properties LLC Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.15%(b)	01/08/07	$4,300	$4,300,000
Wayne St. University Michigan RB (Munitops Trust Certificates) Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.95%(b)(c)	01/08/07	2,000	2,000,000

			17,205,000

Mississippi — 1.2%
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, Amsouth Bank of Alabama SBPA) (A-1)
4.01%(b)	01/08/07	3,575	3,575,000

Missouri — 3.9%
Bi-State Development Agency Metropolitan District RB (Metrolink Cross County Project) Series 2002A DN (FSA Insurance, WestLB AG SBPA) (A-1+, VMIG-1)
3.93%(b)	01/08/07	5,200	5,200,000
Missouri Health and Education Facilities Authority RB (St. Louis University Project) Series 2006A DN (MBIA Insurance, Bank of New York SBPA) (A-1+, VMIG-1)
3.95%(b)	01/02/07	2,100	2,100,000
St. Charles County IDA RB (Trinity Manufacturing LLC Project) Series 2006 AMT DN (Marshall & Ilsley Bank LOC) (A-1)
4.01%(b)	01/08/07	300	300,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT DN (U.S. Bank N.A. LOC) (A-1+)
4.05%(b)	01/08/07	4,500	4,500,000

			12,100,000

Nevada — 1.3%
Clark County Airport RB (Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	1,000	1,000,000
Clark County Economic Development RB (Lutheran Secondary School Assoc. Project) Series 2000 DN (M&T Bank Corp. LOC) (VMIG-1)
4.10%(b)	01/08/07	1,500	1,500,000
Reno Capital Improvement Municipal Securities Trust Certificates RB Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.94%(b)(c)	01/08/07	1,390	1,390,000

			3,890,000

New Jersey — 3.9%
Lincoln Park GO Series 2006 BAN (A-1)
4.25%	02/28/07	1,955	1,956,997
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, Fleet National Bank SBPA) (VMIG-1)
3.91%(b)	01/08/07	10,000	10,000,000

			11,956,997

New York — 1.1%
Metropolitan Pier & Exposition Authority Municipal Securities Trust Certificates RB Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.96%(b)(c)	01/08/07	600	600,000
Rockland County IDA RB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.96%(b)	01/08/07	2,765	2,765,000

			3,365,000

North Carolina — 9.8%
Charlotte-Mecklenburg Hospital Authority RB (North Carolina Health Care System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.95%(b)	01/08/07	300	300,000
Fayetteville Public Works Commission RB Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.90%(b)	01/08/07	1,400	1,400,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	01/08/07	1,740	1,740,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC) (AA-, F-1+)
3.90%(b)	01/08/07	2,400	2,400,000

7

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Capital Facilities Finance Agency RB (Citibank Eagle Trust Receipts Duke University Project) Series 2006A-0131 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.96%(b)(c)	01/08/07	$5,000	$5,000,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.95%(b)(c)	01/08/07	300	300,000
North Carolina Medical Care Commission Hospital RB (Lincoln Health System Project) Series 1996A DN (Bank of America N.A. LOC) (A-1, VMIG-1)
3.90%(b)	01/08/07	1,720	1,720,000
North Carolina Medical Care Commission Hospital RB (McDowell Hospital, Inc. Project) Series 1999 DN (Wachovia Bank N.A. SBPA) (A-1)
3.92%(b)	01/08/07	150	150,000
North Carolina Medical Care Commission Retirement Facilities RB (Brookwood Project) Series 2001C DN (Branch Banking & Trust Co. LOC) (A-1)
4.03%(b)	01/08/07	600	600,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	01/08/07	1,300	1,300,000
North Carolina Water & Sewer RB Series 2001 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.95%(b)	01/08/07	2,600	2,600,000
Raleigh County COP (Packaging Facilities Project) Series 2000A DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.95%(b)	01/08/07	1,160	1,160,000
Rockingham County Industrial Facilities PCRB (Whiteridge, Inc. Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
4.05%(b)	01/08/07	40	40,000
University of North Carolina RB (Munitops Trust Certificates) Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.95%(b)(c)	01/08/07	2,700	2,700,000
Wake County GO Series 2006B DN (Lloyds TSB Bank PLC SBPA) (A-1+, VMIG-1)
3.88%(b)	01/08/07	500	500,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
4.02%(b)	01/08/07	2,400	2,400,000
Wake County TECP (Wachovia Bank N.A. SBPA) (A-1+, P-1, F-1+)
3.60%	05/22/07	2,800	2,800,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.95%(b)	01/08/07	2,775	2,775,000

			29,885,000

Ohio — 2.8%
Darke County GO Series 2006A BAN
4.25%	06/28/07	700	701,832
Darke County GO Series 2006 BAN
4.50%	06/28/07	1,000	1,003,052
Delaware County GO Series 2006 BAN (MIG-1)
4.75%	06/13/07	500	502,304
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,001,493
Huber Heights GO (Real Estate Project) Series 2006 BAN
4.00%	08/16/07	1,000	1,000,690
Ohio Higher Educational Facility Community RB Series 2000C DN (Fifth Third Bank N.A. LOC)
3.98%(b)	01/08/07	665	665,000
Ohio PCRB (Ross Incineration Project) Series 2000-1 AMT DN (Bank One N.A. LOC)
4.20%(b)	01/08/07	310	310,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	1,000	1,000,989
Richland County GO (Correctional Facilities Project) Series 2006 BAN
4.25%	02/27/07	1,000	1,001,207
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC)
3.99%(b)	01/08/07	1,285	1,285,000

			8,471,567

Pennsylvania — 1.8%
Delaware County IDA (Scott Paper Co. Project) Series 1984A DN (A-1+, P-1)
3.95%(b)	01/08/07	2,600	2,600,000

8

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Venango IDRB (Scrubgrass Project) Series 2006 TECP (Dexia Credit Local LOC)
3.75%	01/04/07	$904	$904,000
3.70%	01/11/07	2,000	2,000,000

			5,504,000

Puerto Rico — 0.0%
Commonwealth of Puerto Rico GO TOC Series 2001 DN (FSA Insurance, Bank of New York Liquidity Facility) (A-1+)
3.92%(b)(c)	01/08/07	100	100,000

Rhode Island — 1.0%
Rhode Island and Providence Plantations GO Series 2006 TAN (SP-1+, MIG-1)
4.25%	06/29/07	3,000	3,010,590

South Carolina — 1.8%
Greenville County School District RB (UBS Municipal Certificates) Series 2006-02 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.95%(b)(c)	01/08/07	1,850	1,850,000
Greenwood County Exempt Facility IDRB Series 2004 AMT DN (FUJIFILM Corp. Guaranty) (A-1+)
4.10%(b)	01/08/07	1,500	1,500,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.96%(b)(c)	01/08/07	2,230	2,230,000

			5,580,000

Tennessee — 1.8%
Municipal Energy Acquistion Corp. of Tennessee Gas RB Series 2006-1578 DN (Morgan Guaranty Trust LOC)
3.97%(b)(c)	01/08/07	5,550	5,550,000

Texas — 10.1%
Brazos IDRB Series 2007 TECP (P-2)
3.65%	02/08/07	1,000	1,000,000
Dallas Independent School District Building GO (Munitops Trust Certificates) Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.96%(b)(c)	01/08/07	3,000	3,000,000
Houston Water & Sewer Municipal Securities Trust Certificates RB Series 2006A-5015 MB (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (MIG-1)
3.85%(b)(c)	06/21/07	1,695	1,695,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	1,135	1,135,000
Midlothian Independent School District GO Putters Series 2006-1493 DN (PSF Guaranty, J.P. Morgan Chase & Co. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	01/08/07	2,735	2,735,000
Texas GO (Citibank Eagle Trust Receipts) Series 2006A-0126 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.96%(b)(c)	01/08/07	5,700	5,700,000
Texas GO Series 2006 RAN (SP-1+, MIG-1, F-1+)
4.50%	08/31/07	11,685	11,755,480
University of Texas Municipal Commercial Paper Series 2006 MB (A-1+, P-1)
3.60%	04/02/07	4,000	4,000,000

			31,020,480

Utah — 1.0%
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

Virginia — 2.1%
Alexandria IDRB (Assoc. for Supervision & Curriculum Development Project) Series 1997 DN (Wachovia Bank N.A. LOC) (A-1)
3.92%(b)	01/08/07	205	205,000
Chesapeake Bay Bridge & Tunnel Commonwealth District RB (Wachovia Merlots Trust Receipts) Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	01/08/07	695	695,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
4.07%(b)	01/08/07	2,013	2,013,000
Virginia College Building Authority RB Series 2003-379 DN (J.P. Morgan Chase & Co. LOC) (A-1+)
3.97%(b)(c)	01/08/07	1,880	1,880,000

9

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Virginia Public School Authority RB (School Financing Referendum Project) Series 2003D MB (AA+, Aa1)
5.00%	02/01/07	$1,600	$1,602,000

			6,395,000

Washington — 1.3%
King County Sewer RB Series 2006A DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility) (A-1, VMIG-1)
3.90%(b)	01/08/07	700	700,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.95%(b)	01/08/07	1,620	1,620,000
Washington GO Putters Series 2006-1492 DN (AMBAC Insurance, J.P. Morgan Chase & Co. SBPA) (VMIG-1)
3.97%(b)(c)	01/08/07	1,355	1,355,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
4.00%(b)	01/08/07	405	405,000

			4,080,000

Wisconsin — 0.8%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC)
4.12%(b)	01/08/07	2,000	2,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.20%(b)	01/08/07	465	465,000

			2,465,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.0%
(Cost $303,187,853)			303,187,853

AFFILIATED INVESTMENTS — 1.2%
Golden State Tobacco Securitization Corp. RB (P-Float Trust Receipts) Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.96%(b)(c)(d)	01/08/07	1,330	1,330,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (P-Float Trust Receipts) Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)
3.97%(b)(c)(d)	01/08/07	500	500,000
North Carolina Medical Care Commission Hospital RB (Baptist Hospitals Project) Series 2000 DN (Wachovia Bank N.A. LOC)
3.90%(b)	01/08/07	800	800,000
Pleasant Valley School District of Ventura County GO (P-Float Trust Receipts) Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)
3.91%(b)(c)	01/08/07	150	150,000
Sacrament Municipal Utilities District Electric RB (Municipal Securities Trust Receipts) Series 2004P-18 DN (Societe Generale Group SBPA)
4.04%(b)(c)	01/08/07	975	975,000

TOTAL AFFILIATED INVESTMENTS
(Cost $3,755,000)			3,755,000

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $306,942,853(a))			306,942,853

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(689,821)

NET ASSETS — 100.0%			$306,253,032

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 29.4% of its net assets, with a current market value of $90,063,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

10

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 86.1%
New Jersey — 84.6%
Berkeley Heights GO Series 2006 BAN (Aaa)
4.50%	06/28/07	$1,611	$1,616,695
Bordentown Township GO Series 2006 BAN
4.25%	11/01/07	500	502,207
Chatham Borough GO Series 2006 BAN (Aa1)
4.00%	01/16/07	3,699	3,699,829
East Brunswick GO Series 2006 BAN
4.25%	10/11/07	1,800	1,808,751
Freehold Township GO Series 2006 BAN
4.25%	08/01/07	1,400	1,405,554
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC) (A-1+)
3.83%(b)	01/08/07	7,200	7,200,000
Jackson Township GO Series 2006 BAN
4.00%	12/06/07	1,400	1,405,268
Manalapan Township GO Series 2006 BAN (Aa3)
4.38%	08/10/07	2,390	2,398,002
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.86%(b)	01/08/07	7,900	7,900,000
Montclair Township GO Series 2006 BAN
4.25%	03/15/07	1,700	1,702,111
Moorestown Township GO Series 2006 MB (Aaa)
4.25%	01/15/07	395	395,087
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	1,885	1,885,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 DN (Commerce Bank N.A. LOC) (A-2, VMIG-1)
3.83%(b)	01/08/07	3,700	3,700,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Bank of New York LOC) (A-1+)
3.93%(b)	01/08/07	3,200	3,200,000
New Jersey Economic Development Authority RB (Citibank P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA) (VMIG-1)
3.96%(b)(c)	01/08/07	5,565	5,565,000
New Jersey Economic Development Authority RB (Facilities Construction Project) Series 2006R-1 DN (A-1+, VMIG-1, F-1+)
3.90%(b)	01/02/07	1,100	1,100,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 DN (Princeton University Guaranty) (A-1+)
3.86%(b)	01/08/07	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 DN (Wachovia Bank N.A. LOC)
3.98%(b)	01/08/07	1,440	1,440,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	01/08/07	490	490,000
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 DN (Wachovia Bank N.A. LOC)
4.03%(b)	01/08/07	3,330	3,330,000
New Jersey Economic Development Authority RB (Macon Trust Project) Series 2005H DN (FGIC Insurance, Bank of America N.A. LOC) (A-1+)
3.94%(b)(c)	01/08/07	625	625,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.96%(b)	01/08/07	2,940	2,940,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.96%(b)	01/08/07	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT DN (Wells Fargo Bank N.A. LOC) (A-1+, VMIG-1)
4.11%(b)	01/08/07	1,300	1,300,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 DN (Wachovia Bank N.A. LOC)
4.03%(b)	01/08/07	1,085	1,085,000

11

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.86%(b)	01/08/07	$1,645	$1,645,000
New Jersey Economic Development Authority RB (Thermal Energy LP Project) Series 1995 AMT DN (Bank One N.A. LOC) (VMIG-1)
3.95%(b)	01/08/07	800	800,000
New Jersey Economic Development Authority RB Series 2006 DN (Morgan Stanley Group LOC)
3.93%(b)(c)	01/08/07	1,100	1,100,000
New Jersey Educational Facilities Authority RB (Princeton University Project) Series 2002B DN (A-1+, VMIG-1)
3.83%(b)	01/02/07	4,200	4,200,000
New Jersey Environmental Infrastructure Trust RB (ENCAP Golf Holdings LLC Project) Series 2005 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.91%(b)	01/08/07	7,900	7,900,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT DN (J.P. Morgan Chase & Co. SBPA) (VMIG-1)
3.98%(b)(c)	01/08/07	4,000	4,000,000
New Jersey GO Series 2006 TRAN (SP-1+, MIG-1, F-1+)
4.50%	06/22/07	5,000	5,023,716
New Jersey Health Care Facilities Financing Authority RB (St. Joseph’s Project) Series 2003A-6 DN (Valley National Bank LOC) (A2, VMIG-1)
3.91%(b)	01/08/07	1,105	1,105,000
New Jersey Health Care Facilities Financing Authority RB Series 2004-943 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility) (F-1+)
3.93%(b)(c)	01/08/07	4,186	4,186,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2005-1012 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility) (VIMG-1)
3.97%(b)(c)	01/08/07	1,380	1,380,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2006A AMT DN (FSA Insurance, Lloyds TSB Bank PLC SBPA) (A-1+)
3.89%(b)	01/08/07	1,000	1,000,000
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2006D AMT DN (FGIC Insurance, Lloyds TSB Bank PLC SBPA) (A-1+)
3.93%(b)	01/08/07	6,000	6,000,000
New Jersey Housing & Mortgage Finance Agency RB (Wachovia Merlots Trust Receipts) Series 2000A-2 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (Aaa)
3.99%(b)(c)	01/08/07	625	625,000
New Jersey Sports & Exposition Authority State Contract RB Series 1992C DN (MBIA Insurance, Credit Suisse SBPA) (A-1+, VMIG-1)
3.83%(b)	01/08/07	3,500	3,500,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Series 2006 ROC-RR-II-684Z DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.96%(b)(c)	01/08/07	590	590,000
New Jersey Transportation Trust Fund Capital Appreciation RB (Transportation System Project) Series 2006C DN (MBIA Insurance) (VMIG-1)
3.96%(b)	01/08/07	2,020	2,020,000
New Jersey Transportation Trust Fund RB (Lehman Municipal Trust Receipts) Series 2006 DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
4.01%(b)(c)	01/08/07	1,000	1,000,000
New Jersey Transportation Trust Fund RB (Lehman Municipal Trust Receipts) Series 2006D-P63 DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
4.01%(b)(c)	01/08/07	4,100	4,100,000
New Jersey Transportation Trust Fund RB Series 2006Z DN (FSA Insurance) (F-1+)
3.97%(b)(c)	01/08/07	3,300	3,300,000
New Jersey Turnpike Revenue Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1, F-1+)
3.88%(b)	01/08/07	3,600	3,600,000
New Milford GO Series 2006 MB (A-1, P-1)
4.50%	02/01/07	1,375	1,375,826
North Bergen Township Municipal Sewer Utilities Authority GO Series 2006 MB (MIG-1)
4.50%	02/05/07	2,000	2,001,388
Port Authority of New York & New Jersey
3.52%	02/08/07	1,260	1,260,000
3.55%	02/08/07	5,000	5,000,000

12

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
Port Authority of New York & New Jersey RB (Eagle Trust Receipts) Series 2006A-107 AMT DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+)
3.98%(b)(c)	01/08/07	$2,000	$2,000,000
Port Authority of New York & New Jersey RB Putters Series 2005-1089 DN (CIFG IXIS Financial Guaranty Insurance, J.P. Morgan Chase & Co. SBPA) (F-1)
3.98%(b)(c)	01/08/07	1,755	1,755,000
Port Authority of New York & New Jersey RB Series 2006-1546 DN (J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.95%(b)(c)	01/08/07	1,300	1,300,000
Readington Township GO Series 2006 BAN
4.25%	02/07/07	2,000	2,001,883
Salem County Pollution Control Financing Authority RB (Atlantic City Electric Co. Project) Series 1997B AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
3.93%(b)	01/08/07	890	890,000
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, Fleet National Bank SBPA) (VMIG-1)
3.91%(b)	01/08/07	800	800,000
Upper Saddle River GO Series 2006 BAN
4.25%	03/01/07	1,000	1,001,024
Wanaque Borough GO Series 2006 BAN
4.50%	02/16/07	1,000	1,001,402
Woodcliff Lake School District GO Series 2006 MB
4.35%	10/26/07	2,750	2,766,232

			139,755,975

Puerto Rico — 1.5%
Puerto Rico HFA RB (Lehman Municipal Trust Receipts Capital Funding Project) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
4.01%(b)(c)	01/08/07	2,595	2,595,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 86.1%
(Cost $142,350,975)			142,350,975

AFFILIATED INVESTMENTS — 13.4%

New Jersey Economic Development Authority RB (Landesbank Hessen-Thuringen Girozentrale P-Float Trust Receipts) Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)

3.93%(b)(c)	01/08/07	6,795	6,795,000
New Jersey Health Care Facilities Financing Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)
3.96%(b)(c)(d)	01/08/07	7,415	7,415,000
Port Authority of New York & New Jersey RB (Merrill Lynch P-Float Trust Receipts) Series 2004-056 DN (FGIC Insurance, Banque Nationale de Paribas SBPA)
3.96%(b)(c)(d)	01/08/07	7,855	7,855,000

TOTAL AFFILIATED INVESTMENTS
(Cost $22,065,000)			22,065,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $164,415,975(a))			164,415,975

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			834,292

NET ASSETS — 100.0%			$165,250,267

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 34.0% of its net assets, with a current market value of $56,186,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

13

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 99.6%
North Carolina — 94.2%
Buncombe County Metropolitan Sewer District Sewer System RB Series 2004 DN (XLCA Insurance, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.91%(b)	01/08/07	$2,200	$2,200,000
Charlotte Airport RB Series 1993A DN (MBIA Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.89%(b)	01/08/07	1,000	1,000,000
Charlotte COP (Transit Projects Phase II Project) Series 2005F DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.88%(b)	01/08/07	1,700	1,700,000
Charlotte Municipal Commercial Paper Series 2006 MB (A-1+, P-1, F-1+)
3.56%	02/01/07	1,800	1,800,000
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.89%(b)	01/08/07	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (North Carolina Health Care System Project) Series 2005D DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.89%(b)	01/02/07	300	300,000
Charlotte-Mecklenburg Hospital Authority RB (North Carolina Health Care System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.95%(b)	01/08/07	2,900	2,900,000
Fayetteville Public Works Commission RB Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.90%(b)	01/08/07	900	900,000
Greensboro GO Series 2003 DN (Bank of America N.A. SBPA) (A-1+, VMIG-1, F-1+)
3.95%(b)	01/08/07	1,600	1,600,000
Lee County Industrial Facilities PCRB (Trion, Inc. Project) Series 1995 DN (Wachovia Bank N.A. LOC)
4.02%(b)	01/08/07	100	100,000
Mecklenburg County COP Series 2006 DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.89%(b)	01/08/07	900	900,000
Mecklenburg County GO Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1, AAA)
3.90%(b)	01/08/07	2,200	2,200,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.95%(b)	01/08/07	1,000	1,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2006 DN (Branch Banking & Trust Co. LOC)
3.95%(b)	01/08/07	1,200	1,200,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC) (AA-, F-1+)
3.90%(b)	01/08/07	400	400,000
North Carolina Capital Facilities Finance Agency RB (Citibank Eagle Trust Receipts) Series 2006A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.96%(b)(c)	01/08/07	1,000	1,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN (A-1+, VMIG-1)
3.92%(b)	01/08/07	3,000	3,000,000
North Carolina GO (Highway Project) Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	1,750	1,757,312
North Carolina GO Series 2002C DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.89%(b)	01/08/07	1,500	1,500,000
North Carolina GO Series 2002E DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1, F-1+)
3.87%(b)	01/02/07	1,300	1,300,000
North Carolina GO Series 2002E DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.88%(b)	01/08/07	8,800	8,800,000
North Carolina GO Series 2002F DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.90%(b)	01/08/07	1,200	1,200,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.95%(b)(c)	01/08/07	800	800,000

14

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2003-17-C AMT DN (Bank of America N.A. Liquidity Facility) (A-1)
3.98%(b)	01/08/07	$350	$350,000
North Carolina Medical Care Commission Hospital RB (Baptist Hospital Project) Series 1996 DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
3.89%(b)	01/08/07	200	200,000
North Carolina Medical Care Commission Hospital RB (Lincoln Health System Project) Series 1996A DN (Bank of America N.A. LOC) (A-1, VMIG-1)
3.90%(b)	01/08/07	500	500,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2001B DN (Chase Manhattan Bank LOC) (A-1+)
3.91%(b)	01/08/07	3,100	3,100,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	01/08/07	625	625,000
North Carolina Medical Care Community Health Care Facilities RB (First Mortgage-Carol Woods Project) Series 2001 DN (A-1+)
3.91%(b)	01/02/07	1,000	1,000,000
North Carolina Medical Care Community Health Care Facilities RB (Lutheran Services for the Aging Project) Series 1998 DN (Branch Banking & Trust Co. LOC) (A-1, VMIG-1)
3.92%(b)	01/08/07	100	100,000
North Carolina Medical Care Community Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.90%(b)	01/08/07	3,400	3,400,000
North Carolina Medical Care Community Health Care Facilities RB (Watauga Medical Center Project) Series 2005 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.92%(b)	01/08/07	1,000	1,000,000
North Carolina Medical Care Community Hospital RB (Duke University Hospital Project) Series 1985B DN (Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.95%(b)	01/08/07	2,000	2,000,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 1997 DN (Wachovia Bank N.A. LOC)
4.07%(b)	01/08/07	385	385,000
Union County GO Series 2005A DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.89%(b)	01/08/07	1,090	1,090,000
University of North Carolina Chapel Hill Hospital RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
4.00%(b)	01/02/07	3,600	3,600,000
University of North Carolina Chapel Hill Hospital RB Series 2005A MB (AA-, A1)
4.00%	02/01/07	300	300,097
University of North Carolina Hospital Chapel Hill RB Series 2001B DN (A-1+, VMIG-1, F-1+)
3.97%(b)	01/08/07	2,000	2,000,000
University of North Carolina RB (Munitops Trust Certificates) Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.95%(b)(c)	01/08/07	1,300	1,300,000
University of North Carolina RB Putters Series 2006-1643 DN (MBIA Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (VMIG-1)
3.63%(b)(c)	01/08/07	1,500	1,500,000
Wake County GO Series 2004 MB (AAA, Aaa)
4.00%	03/01/07	865	865,526
Wake County GO Series 2006 TECP (A-1+, P-1, F-1+)
3.60%	02/14/07	1,200	1,200,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
4.02%(b)	01/08/07	400	400,000
Wake County TECP (A-1+, P-1, F-1+)
3.55%	05/30/07	600	600,000
Wake County TECP (Wachovia Bank N.A. SBPA) (A-1+, P-1, F-1+)
3.60%	05/22/07	700	700,000
Washington County Industrial Facilities PCRB (Mackey’s Ferry Sawmill, Inc. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC) (Aa2)
4.07%(b)	01/08/07	330	330,000
Winston-Salem COP (Risk Acceptance Management Corp. Project) Series 1988 DN (Dexia Credit Local LOC) (A-1+)
4.00%(b)	01/08/07	475	475,000

15

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
Winston-Salem GO Series 1990 DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
3.88%(b)	01/08/07	$120	$120,000
Winston-Salem Water & Sewer Systems RB Series 2002B DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.91%(b)	01/08/07	2,800	2,800,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.95%(b)	01/08/07	1,000	1,000,000

			70,497,935

Puerto Rico — 5.4%
Commonwealth of Puerto Rico Municipal Securities Trust Certificates RB Series 2000A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.86%(b)(c)	01/08/07	3,000	3,000,000
Puerto Rico HFA RB (Lehman Municipal Trust Receipts Capital Funding Project) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
4.01%(b)(c)	01/08/07	1,000	1,000,000

			4,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.6%
(Cost $74,497,935)			74,497,935

AFFILIATED INVESTMENTS — 0.1%
Commonwealth of Puerto Rico Government Development Bank RB Series 1985 DN (Credit Suisse LOC)
3.73%(b)
(Cost $100,000)	01/08/07	100	100,000

TOTAL INVESTMENTS IN SECURITIES — 99.7%
(Cost $74,597,935(a))			74,597,935

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			208,687

NET ASSETS — 100.0%			$74,806,622

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 11.5% of its net assets, with a current market value of $8,600,000, in securities restricted as to resale.

16

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.9%
Ohio — 93.9%
American Municipal Power, Inc. GO (Bryan Electric Systems Project) Series 2006 BAN
3.90%	08/17/07	$1,285	$1,285,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,000	1,000,000
American Municipal Power, Inc. GO (Columbus Electric System Project) Series 2006 BAN
4.00%	07/12/07	510	510,000
American Municipal Power, Inc. GO (Hubbard Project) Series 2006 BAN
3.85%	09/27/07	745	745,000
American Municipal Power, Inc. GO (Montpelier Project) Series 2006 BAN
4.00%	07/05/07	1,025	1,025,000
American Municipal Power, Inc. GO (Shelby Project) Series 2006 BAN
3.70%	11/15/07	2,060	2,060,000
American Municipal Power, Inc. GO (St. Mary’s Electric System Project) Series 2006 BAN
3.75%	10/04/07	950	950,000
American Municipal Power, Inc. GO (Tipp City Project) Series 2006 BAN
3.90%	05/15/07	550	550,000
American Municipal Power, Inc. GO (Versailles Project) Series 2006 BAN
3.75%	11/15/07	170	170,000
3.70%	12/06/07	110	110,000
American Municipal Power, Inc. GO (Yellow Springs Project) Series 2006 BAN
3.75%	11/01/07	100	100,000
American Municipal Power, Inc. GO Series 2006 RAN
3.65%	11/01/07	470	470,000
American Municipal Power, Inc. RB (Combustion Turbine Project) Series 2006 DN (KeyBank N.A. LOC) (VMIG-1)
3.94%(b)	01/08/07	620	620,000
Avon GO (Route 83 Project) Series 2006 BAN
4.05%	08/16/07	500	500,748
Avon GO Series 2006 BAN
3.85%	04/12/07	275	275,183
Avon Local School District GO (School Construction Project) Series 2007 BAN
4.12%	01/11/08	500	502,385
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	730	730,000
Brunswick GO Series 2006 BAN
3.60%	04/05/07	1,015	1,015,629
3.85%	12/05/07	180	180,000
Butler County GO (Jail Rehabilitation Project) Series 2006 BAN
4.40%	09/20/07	100	100,559
Butler County Hospital Facilities RB Putters Series 2006-1596 DN (FGIC Insurance, J.P. Morgan Chase & Co. SBPA)
3.95%(b)(c)	01/08/07	4,765	4,765,000
Celina County GO Series 2006 BAN
4.25%	11/14/07	300	301,508
Champaign County IDRB (Allied Signal, Inc. Project) Series 1998 DN (A-1)
4.21%(b)	01/08/07	1,000	1,000,000
Cincinnati School District COP (Citibank Eagle Trust Receipts) Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.96%(b)(c)	01/08/07	1,000	1,000,000
City of Westerville GO (ABN-AMRO Munitops Trust Certificates) Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.95%(b)	01/08/07	1,000	1,000,000
Clark County GO (Green Meadows II Project) Series 2006 BAN
3.67%	02/14/07	580	580,182
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
3.94%(b)	01/08/07	1,710	1,710,000
Cleveland Waterworks RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA)
3.88%(b)	01/08/07	500	500,000
Cleveland-Cuyahoga County Port Authority Educational Facility RB (Laurel School Project) Series 2004 DN (KeyBank N.A. LOC)
3.99%(b)	01/08/07	1,115	1,115,000
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 DN (Bank One N.A. LOC)
4.15%(b)	01/08/07	2,945	2,945,000
Cuyahoga County Economic Development RB (Berea Children’s Home Project) Series 2000 DN (Huntington National Bank LOC) (VMIG-1)
4.11%(b)	01/08/07	3,110	3,110,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M&T Bank Corp. LOC) (VMIG-1)
3.93%(b)	01/08/07	635	635,000

17

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Cuyahoga County IDRB (Great Lakes Brewing Co. Project) Series 2001 AMT DN (Huntington National Bank LOC)
4.21%(b)	01/08/07	$1,080	$1,080,000
Cuyahoga County IDRB (Marine Mechanical Corp. Project) Series 2000 AMT DN (Royal Bank of Scotland LOC)
4.08%(b)	01/08/07	1,595	1,595,000
Cuyahoga County IDRB (Trio Diversified Co. Project) Series 2000 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	1,465	1,465,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	500	501,308
Deerfield Township GO Series 2006B BAN
3.75%	11/29/07	350	350,000
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
4.05%(b)	01/08/07	3,905	3,905,000
Delaware County GO Series 2006 BAN (MIG-1)
4.75%	06/13/07	500	502,304
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	70	70,000
Erie County IDRB (Brighton Manor Co. Project) Series 1986 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	4,200	4,200,000
Fairborn County GO Series 2006 BAN
4.25%	11/01/07	270	271,256
Franklin County Economic Development RB (Columbus Montessori Educational Center Project) Series 2000 DN (Huntington National Bank LOC)
4.01%(b)	01/08/07	1,515	1,515,000
Franklin County Economic Development RB (Dominican Sisters Project) Series 1994 DN (Fifth Third Bank N.A. LOC)
3.99%(b)	01/08/07	925	925,000
Franklin County GO Series 2006 BAN
3.75%	04/25/07	550	550,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.95%(b)	01/08/07	405	405,000
Franklin County Healthcare Facilities RB (Willow Brook Christian Project) Series 2004 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.92%(b)	01/08/07	600	600,000
Franklin County Hospital RB (Childrens Hospital Project) Series 2005A DN (National City Bank N.A. LOC) (VMIG-1)
3.95%(b)	01/08/07	850	850,000
Franklin County Hospital RB (Ohio Health Corp. Project) Series 2006 DN (AMBAC Insurance) (A-1+, VMIG-1, F-1+)
3.88%(b)	01/08/07	2,600	2,600,000
Geauga County RB (Thistle Lane Project) Series 2000 AMT DN (Huntington National Bank LOC)
4.21%(b)	01/08/07	2,220	2,220,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	185	185,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.91%(b)	01/08/07	1,380	1,380,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	450	450,672
Huber Heights GO (Real Estate Project) Series 2006 BAN
4.00%	08/16/07	970	970,670
Huber Heights GO Series 2006 BAN
4.25%	08/16/07	745	747,947
Indian Lake Local School District GO (School Construction Project) Series 2006 BAN
4.20%	05/24/07	500	501,124
Jackson County RB (Hospital Facilities Project) Series 2005 DN (Radian Insurance, Fifth Third Bank N.A. LOC) (AA, F-1+)
3.94%(b)	01/08/07	490	490,000
Kent County GO Series 2006 BAN
4.25%	10/18/07	700	703,487
Lancaster GO Series 2006 BAN
4.25%	10/17/07	330	331,563
Licking County GO (Moundview Project) Series 2006 BAN
4.50%	09/05/07	700	703,653

18

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Lorain County GO (Sewer System Improvement Notes) Series 2006B BAN
4.50%	08/20/07	$500	$502,440
Lorain County IDRB (Ohio Metallurgical Services Project) Series 2001 AMT DN (First Merit Bank N.A. LOC)
4.18%(b)	01/08/07	1,595	1,595,000
Lyndhurst City GO Series 2006 BAN
3.70%	03/01/07	1,000	1,000,311
Mahoning County IDRB (M&J Development Ltd. Project) Series 2002 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	2,495	2,495,000
Marion County GO Series 2006 BAN
4.15%	10/23/07	235	235,916
Massillon GO (Lincoln Center Project) Series 2006 BAN
4.12%	11/13/07	455	456,804
Mentor IDRB (Arrow Machine Co. Ltd. Project) Series 1997 DN (First Merit Bank N.A. LOC)
4.03%(b)	01/08/07	1,195	1,195,000
North Central Ohio Local School GO Series 2006 BAN
4.50%	06/22/07	770	772,888
Oakwood GO Series 2006 BAN
4.25%	10/17/07	725	728,599
Ohio GO (Common Schools Project) Series 2005A DN
3.88%(b)	01/08/07	4,300	4,300,000
Ohio GO (Common Schools Project) Series 2006C DN
3.90%(b)	01/08/07	3,700	3,700,000
Ohio Higher Educational Facility Community RB Series 2000C DN (Fifth Third Bank N.A. LOC)
3.98%(b)	01/08/07	395	395,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC)
3.99%(b)	01/08/07	2,015	2,015,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC) (VMIG-1)
3.94%(b)	01/08/07	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Wachovia Merlots Trust Receipts) Series 2001A-78 DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.00%(b)(c)	01/08/07	1,425	1,425,000
Ohio Housing Finance Agency Mortgage RB (Wachovia Merlots Trust Receipts) Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.97%(b)(c)	01/08/07	3,820	3,820,000
Ohio Housing Finance Agency Mortgage RB Series 2001 AMT DN (Bank of America N.A. LOC) (VMIG-1)
4.03%(b)(c)	01/08/07	1,285	1,285,000
Ohio Housing Finance Agency Multi-Family Housing RB (Lincoln Park Assoc. Project) Series 1985 MB (Bank One N.A. LOC) (MIG-1)
3.60%(b)	05/01/07	1,480	1,480,000
Ohio IDRB (Ashley Ward, Inc. Project) Series 1997 AMT DN (Fifth Third Bank N.A. LOC)
4.02%(b)	01/08/07	235	235,000
Ohio PCRB (Ross Incineration Project) Series 2000-1 AMT DN (Bank One N.A. LOC)
4.20%(b)	01/08/07	690	690,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
4.17%(b)	01/08/07	1,000	1,000,000
Ohio Water Development Authority Pollution Control Facilities RB (First Energy Nuclear Project) Series 2006 AMT DN (Barclays Bank PLC LOC) (A-1+, VMIG-1)
3.93%(b)	01/08/07	4,125	4,125,000
Ohio Water Development Authority Pollution Control Facilities RB (First Energy Nuclear Project) Series 2006B DN (Wachovia Bank N.A. LOC)
3.48%(b)	01/08/07	12,400	12,400,000
Olmsted Falls GO Series 2006 BAN
3.90%	10/18/07	445	445,852
Parma IDRB (FDC Realty Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.15%(b)	01/08/07	2,005	2,005,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	1,000	1,000,989
Port of Greater Cincinncti RB (Springdale Public Infrastructure Project) Series 2006 DN (U.S. Bank N.A. LOC)
3.65%(b)	01/08/07	2,900	2,900,000
Portage County IDRB (Action Super Abrasive Project) Series 1996 AMT DN (Huntington National Bank LOC)
4.14%(b)	01/08/07	705	705,000
Portage County IDRB (Bauer/Hibbard Properties Ltd. Project) Series 1998 DN (National City Bank N.A. LOC)
4.13%(b)	01/08/07	755	755,000
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 DN (LaSalle Bank N.A. LOC)
4.00%(b)	01/08/07	3,415	3,415,000

19

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Richland County GO (Computer Acquisition Project) Series 2006 BAN
4.00%	03/27/07	$615	$616,173
Richland County GO (Correctional Facilities Project) Series 2006 BAN
4.25%	02/27/07	1,000	1,001,207
Seven Hills GO (Street Improvement Project) Series 2006 BAN
4.25%	12/06/07	635	638,696
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
4.03%(b)	01/08/07	3,185	3,185,000
Strongsville IDRB (Web Plastics Co. Project) Series 1997 DN (National City Bank N.A. LOC)
4.13%(b)	01/08/07	530	530,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC)
3.99%(b)	01/08/07	195	195,000
Summit County IDRB (Flutes LLC Project) Series 2002 AMT DN (Marshall & Ilsley Bank LOC)
4.03%(b)	01/08/07	2,170	2,170,000
Summit County IDRB (INDS Inc. Project) Series 1998 AMT DN (J.P. Morgan Chase & Co. LOC)
4.06%(b)	01/08/07	2,640	2,640,000
Summit County IDRB (Jendrisak Properties Project) Series 2001 AMT DN (First Merit Bank N.A. LOC)
4.18%(b)	01/08/07	1,820	1,820,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	1,300	1,300,000
Summit County IDRB (Sigma Properties Project) Series 2000A AMT DN (National City Bank N.A. LOC)
4.08%(b)	01/08/07	750	750,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	340	340,000
Tiffin GO (Sanitation Sewer Improvement Notes) Series 2006-3 MB
4.25%	03/01/07	1,255	1,256,368
Toledo City Services Special Assessment Notes GO Series 2006 DN (State Street Bank & Trust Co. LOC) (MIG-1)
3.91%(b)	01/08/07	1,300	1,300,000
Toledo GO (ABN-AMRO Munitops Trust Certificates) Series 2004-18 MB (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	2,000	2,000,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	2,580	2,580,000
Trumbull County GO Series 2006 BAN
4.55%	04/04/07	900	902,192
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
4.06%(b)	01/08/07	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT DN (Bank One N.A. LOC)
4.30%(b)	01/08/07	240	240,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.91%(b)	01/08/07	600	600,000
Van Wert County GO Series 2006 BAN
4.25%	12/13/07	1,445	1,453,589
Wapakoneta GO (Various Improvement Purposes Project) Series 2006 BAN
4.00%	11/14/07	225	225,470
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 DN (KeyBank N.A. LOC)
4.04%(b)	01/08/07	3,385	3,385,000
Wilmington GO (David’s Drive Extension Project) Series 2006 BAN
4.50%	07/26/07	985	988,479

			153,326,151

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.9%
(Cost $153,326,151)			153,326,151

AFFILIATED INVESTMENTS — 6.1%
Hamilton County Hospital Facilities RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)
3.99%(b)(c)(d)	01/08/07	4,900	4,900,000

20

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Rickenbacker Port Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2453 AMT DN (Merrill Lynch & Co. Guaranty)
4.02%(b)(c)(d)	01/08/07	$5,025	$5,025,000

TOTAL AFFILIATED INVESTMENTS
(Cost $9,925,000)			9,925,000

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $163,251,151(a))			163,251,151

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			56,181

NET ASSETS — 100.0%			$163,307,332

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 14.8% of its net assets, with a current market value of $24,220,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

21

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.0%
Pennsylvania — 91.2%
Allegheny County Apartment Authority RB Putters Series 1594 AMT DN (FGIC Insurance, J.P. Morgan Chase & Co. Liquidity Facility)
3.98%(b)(c)	01/08/07	$1,000	$1,000,000
Allegheny County IDRB (Carnegie Museums Pittsburgh Project) Series 2005 DN (Citizens Bank of Pennsylvania LOC) (Aaa, VMIG-1)
3.95%(c)	01/08/07	4,000	4,000,000
Allegheny County IDRB (Commonwealth Development Parkway Project) Series 1994A DN (National City Bank N.A. LOC) (Aa3)
3.95%(c)	01/08/07	1,900	1,900,000
Allegheny County IDRB (UPMC Health System Project) Series 2002C DN (Comerica Bank N.A. LOC) (A-1)
3.93%(c)	01/08/07	1,600	1,600,000
Beaver County IDA PCRB (First Energy Generation Project) Series 2006 DN (Barclays Bank PLC LOC) (A-1+, VMIG-1)
3.98%(c)	01/02/07	14,300	14,300,000
Berks County IDRB (Beacon Container Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC) (P-1)
4.07%(c)	01/08/07	310	310,000
Berks County IDRB (Tray Pak Co. Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC)
4.07%(c)	01/08/07	2,060	2,060,000
Bermudian Springs School District GO Series 2006 DN (FSA Insurance, Royal Bank of Canada SBPA) (VMIG-1)
3.91%(c)	01/08/07	10,500	10,500,000
Blair County IDRB Series 2003 AMT DN (Fulton Bank LOC) (A-1, VMIG-1)
4.11%(c)	01/08/07	1,960	1,960,000
Bucks County IDRB (LTL Color Compounders Project) Series 1999B AMT DN (Wilmington Trust Co. LOC)
4.17%(c)	01/08/07	225	225,000
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance) (A-1+)
3.93%(c)	01/08/07	6,200	6,200,000
Butler County IDRB (Concordia Lutheran Project) Series 2004A DN (Bank of America N.A. LOC) (A-1+)
3.91%(c)	01/08/07	9,700	9,700,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT DN (Bayerische Landesbank Girozentrale LOC) (VMIG-1)
4.07%(c)	01/08/07	16,000	16,000,000
Carlisle Area School District GO Series 2004-G44 DN (MBIA Insurance, J.P. Morgan Chase & Co. SBPA) (VMIG-1)
3.97%(b)(c)	01/08/07	2,015	2,015,000
Chester County IDA Student Housing RB (University Student Housing Ltd. Project) Series 2003 DN (Royal Bank of Scotland LOC) (VMIG-1)
3.95%(c)	01/08/07	8,150	8,150,000
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	2,750	2,750,000
City of Philadelphia Municipal Commercial Paper (Morgan Guaranty Trust LOC)
3.80%	01/08/07	8,135	8,135,000
Crawford County IDRB Series 2000 AMT DN (National City Bank N.A. LOC)
4.08%(c)	01/08/07	1,035	1,035,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2005B MB (Radian Insurance, Wachovia Bank N.A. LOC) (A-1+)
3.65%(c)	12/03/07	2,900	2,900,000
Dauphin County IDRB Series 2005 AMT DN (Citizens Bank of Pennsylvania LOC) (A-1+)
3.94%(c)	01/08/07	9,000	9,000,000
Delaware County IDA RB (Melmark, Inc. Project) Series 2006 DN (Commerce Bank N.A. LOC)
3.96%(c)	01/08/07	750	750,000
Delaware County IDA RB (Resource Recovery Facility Project) Series 2006G DN (A-1+, P-1)
3.88%(c)	01/08/07	4,000	4,000,000
Delaware County IDA RB Putters Series 2006-1497 AMT DN (FGIC Insurance, J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.97%(b)(c)	01/08/07	3,500	3,500,000
Delaware County RB (Riddle Village Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank PLC LOC) (A-1+)
3.92%(c)	01/08/07	10,900	10,900,000
Delaware Valley Regional Finance Authority Local Government RB Series 1985B DN (National Australia Bank Ltd. LOC) (A-2, VMIG-1)
3.91%(c)	01/08/07	1,200	1,200,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	2,475	2,475,000

22

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2005 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
4.06%(c)	01/08/07	$2,700	$2,700,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.96%(c)	01/08/07	1,950	1,950,000
Franklin County IDRB (Precast System Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	1,760	1,760,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005B DN (A-1+, VMIG-1)
3.98%(c)	01/02/07	400	400,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
3.98%(c)(d)	01/02/07	200	200,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.96%(c)	01/08/07	7,345	7,345,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2005 DN (M&T Bank Corp. LOC) (A-1+)
3.96%(c)	01/08/07	7,900	7,900,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.97%(c)	01/08/07	8,800	8,800,000
Lackawanna County IDRB (Herff Jones, Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
4.03%(c)	01/08/07	2,800	2,800,000
Lancaster County Hospital Authority RB (Ephrata Community Hospital Project) Series 2006 DN (Fulton Bank LOC) (VMIG-1)
4.00%(c)	01/08/07	6,600	6,600,000
Lancaster County Hospital Authority RB (Health Center Luthercare Project) Series 1999 DN (M&T Bank Corp. LOC) (A-1)
3.96%(c)	01/08/07	4,965	4,965,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.96%(c)	01/08/07	8,405	8,405,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	4,705	4,705,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
4.07%(c)	01/08/07	1,370	1,370,000
Lancaster County IDRB (John F. Martin & Sons Project) Series 2001 AMT DN (Fulton Bank LOC) (A-2)
4.16%(c)	01/08/07	700	700,000
Lancaster County IDRB (Oakfront LP Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-2, P-1)
4.06%(c)	01/08/07	2,030	2,030,000
Langhorne Manor Boro Higher Education & Health Authority RB (Retirement Wesley Enhanced Living Project) Series 2005A DN (A-1+)
4.00%(c)	01/02/07	4,300	4,300,000
Langhorne Manor Boro Higher Education & Health Authority RB (Retirement Wesley Enhanced Living Project) Series 2005B DN (A-1+)
4.00%(c)	01/02/07	1,400	1,400,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT DN (Banque Nationale de Paribas LOC)
4.06%(c)	01/08/07	3,820	3,820,000
Lebanon County Health Facility RB (Cornwall Manor Project) Series 2002 DN (Radian Insurance, Fleet National Bank SBPA) (A-1+)
3.99%(c)	01/08/07	5,000	5,000,000
Lebanon County Health Facility RB (Evangelican Long Church Retirement Village Project) Series 2000 DN (Northern Trust LOC) (A-1+)
3.96%(c)	01/08/07	2,815	2,815,000
Lehigh County General Purpose Authority RB (St. Lukes Hospital Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
3.95%(c)	01/02/07	4,300	4,300,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M&T Bank Corp. LOC) (A-2)
3.99%(c)	01/08/07	2,600	2,600,000
Montgomery County IDRB (Apple Fresh Foods Ltd. Project) Series 1996 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.00%(c)	01/08/07	600	600,000

23

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	$3,080	$3,080,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT DN (Wachovia Bank N.A. LOC)
4.07%(c)	01/08/07	1,890	1,890,000
Pennsylvania Economic Development Financing Authority Health System RB (Jefferson Health Systems Project) Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.90%(c)	01/08/07	6,000	6,000,000
Pennsylvania Economic Development Financing Authority RB (AMC Delancey Traditions Project) Series 2006 AMT DN (Citizens Bank of Pennsylvania LOC) (A-1+)
3.97%(c)	01/08/07	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E DN (M&T Bank Corp. LOC) (VMIG-1)
3.94%(c)	01/08/07	4,250	4,250,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT DN (Wachovia Bank N.A. LOC)
4.02%(c)	01/08/07	600	600,000
Pennsylvania Economic Development Financing Authority RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
4.12%(c)	01/08/07	4,700	4,700,000
Pennsylvania Energy Development Authority RB (B&W Ebensburg Project) Series 1988 AMT DN (Swiss Bank LOC) (A-1+, VMIG-1)
3.95%(c)	01/08/07	1,000	1,000,000
Pennsylvania GO Putters Series 2006-1382 DN (J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.97%(c)	01/08/07	3,550	3,550,000
Pennsylvania GO Series 2006R ROC-II-R-506 DN (FSA & MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	01/08/07	4,260	4,260,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988A AMT DN (Student Loan Marketing Assoc. Guaranty, WestLB AG SBPA) (A-1+, VMIG-1)
3.95%(c)	01/08/07	8,000	8,000,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988C AMT DN (Student Loan Marketing Assoc. LOC) (A-1+, VMIG-1)
3.95%(c)	01/08/07	6,950	6,950,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988E AMT DN (Lloyds TSB Bank PLC LOC, Merrill Lynch Capital Services SBPA) (A-1+, VMIG-1)
3.95%(c)(e)	01/08/07	6,100	6,100,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1994A AMT DN (Student Loan Marketing Assoc. Guaranty) (A-1+, VMIG-1)
3.95%(c)	01/08/07	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1997A AMT DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
4.00%(c)	01/08/07	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001A AMT DN (AMBAC Insurance) (A-1+, VMIG-1)
4.00%(c)	01/08/07	1,000	1,000,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001B AMT DN (Multiple LOCs) (VMIG-1)
3.96%(c)	01/08/07	4,200	4,200,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2002A AMT DN (FSA Insurance, Multiple SBPA’s) (A-1+, VMIG-1)
4.00%(c)	01/08/07	6,600	6,600,000
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 2004M-3 MB (M&T Bank Corp. LOC) (A-1)
3.63%(c)	05/01/07	5,000	5,000,000
Pennsylvania Higher Educational Facilities Authority RB (Carnegie Mellon University Project) Series 1995B DN (Morgan Guaranty Trust SBPA) (A-1+)
3.99%(c)	01/02/07	1,800	1,800,000
Pennsylvania Higher Educational Facilities Authority RB (Carnegie Mellon University Project) Series 1995D DN (Morgan Guaranty Trust SBPA) (A-1+)
3.99%(c)	01/02/07	2,000	2,000,000

24

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank PLC Liquidity Facility) (A-1, VMIG-1)
3.91%(c)	01/08/07	$2,200	$2,200,000
Pennsylvania Higher Educational Facilities Authority RB (Mount Aloysuis College Project) Series 2003 DN (Allied Irish Bank PLC LOC) (A-1)
3.94%(c)	01/08/07	2,500	2,500,000
Pennsylvania Higher Educational Facilities Authority RB (Puttable Tax Exempt Receipts) Series 2006-1271 DN (J.P. Morgan Chase & Co. Liquidity Facility) (A-1+)
3.97%(b)(c)	01/08/07	4,870	4,870,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of Pennsylvania LOC) (VMIG-1)
3.95%(c)	01/08/07	7,895	7,895,000
Pennsylvania Higher Educational Facilities Authority RB Series 1998 DN (Banque Nationale de Paribas LOC) (VMIG-1)
3.98%(c)	01/08/07	2,700	2,700,000
Pennsylvania Higher Educational Facilities Authority RB Series 2006-1547 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.67%(b)(c)	01/08/07	6,710	6,710,000
Pennsylvania Housing Finance Agency RB Putters Series 2005-1213 AMT DN (J.P. Morgan Chase & Co. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	01/08/07	2,055	2,055,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Putters Series 2006-1592 AMT DN (J.P. Morgan Chase & Co. Liquidity Facility)
3.98%(b)(c)	01/08/07	3,800	3,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 1992-1 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
3.96%(c)	01/08/07	8,000	8,000,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.95%(c)	01/08/07	3,800	3,800,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.95%(c)	01/08/07	1,700	1,700,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.95%(c)	01/08/07	1,625	1,625,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.95%(c)	01/08/07	7,145	7,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-89 AMT DN (Depfa Bank PLC SBPA) (VMIG-1)
3.95%(c)	01/08/07	7,400	7,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006C-95 AMT DN (Dexia Bank N.A. SBPA) (A-1+, VMIG-1)
3.95%(c)	01/08/07	8,000	8,000,000
Pennsylvania Housing RB (Lehman Municipal Trust Receipts) Series 2006K-57 AMT DN (Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
4.11%(b)(c)	01/08/07	2,500	2,500,000
Pennsylvania Turnpike Commission RB (ABN-AMRO Munitops Trust Certificates) Series 2004-9 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.95%(b)(c)	01/08/07	2,785	2,785,000
Philadelphia Authority for Industrial Development RB (Fox Chase Cancer Center Project) Series 1997 DN (Morgan Guaranty Trust LOC) (A-1+)
3.99%(c)	01/02/07	1,000	1,000,000
Philadelphia Authority for Industrial Development RB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC) (A-1, VMIG-1)
3.94%(c)	01/08/07	2,815	2,815,000

25

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Philadelphia Authority for Industrial Development RB (Municipal Cerificates) Series 2006-1014 DN (FGIC Insurance, Bank of New York Liquidity Facility) (A-1+)
3.94%(c)	01/08/07	$3,100	$3,100,000
Philadelphia Authority for Industrial Development RB (Universal Community Homes Project) Series 2003 DN (Wachovia Bank N.A. LOC)
4.02%(c)	01/08/07	2,210	2,210,000
Philadelphia Authority IDRB (Airport Project) Series 1998P-1 AMT DN (FGIC Insurance, Bank of America N.A. SBPA) (A-1+)
4.06%(b)(c)	01/08/07	5,000	5,000,000
Philadelphia Authority IDRB (Airport Project) Series 2005C AMT DN (MBIA Insurance, J.P. Morgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.00%(c)	01/08/07	8,900	8,900,000
Philadelphia Authority IDRB (Greater Philadelphia Health System Project) Series 2003 DN (Commerce Bank N.A. Liquidity Facility) (VMIG-1)
3.94%(c)	01/08/07	1,605	1,605,000
Philadelphia Authority Municipal Securities Trust Certificates IDRB Series 2001-9016A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.92%(b)(c)	01/08/07	6,075	6,075,000
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB (Children’s Hospital Project) Series 2003A DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.99%(c)	01/02/07	2,000	2,000,000
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB (Children’s Hospital Project) Series 2005A DN (Fleet National Bank LOC) (A-1+, VMIG-1)
3.99%(c)	01/02/07	1,100	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Temple University Health Project) Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
3.96%(c)	01/08/07	5,500	5,500,000
Philadelphia Redevelopment Authority Multi-Family Housing RB Series 2006G-1 AMT DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. SBPA) (F-1)
4.00%(b)(c)	01/08/07	20,395	20,395,000
Philadelphia Water RB (ABN-AMRO Munitops Trust Certificates) Series 2005-15 AMT MB (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.66%(b)(c)	05/30/07	5,395	5,395,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 DN (M&T Bank Corp. LOC) (A-1)
3.96%(c)	01/08/07	18,500	18,500,000
Southcentral General Authority RB (York Cerebral Palsy Home Project) Series 2000 DN (Fulton Bank LOC) (A-1)
4.01%(c)	01/08/07	3,500	3,500,000
Southcentral General Authority RB Series 2003 DN (AMBAC Insurance, RBC Centura Bank SBPA) (A-1)
3.96%(c)	01/08/07	8,000	8,000,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004C DN (A-1+, VMIG-1)
3.93%(c)	01/08/07	1,800	1,800,000
State Public School Building Authority RB (Parkland School District Project) Series 1999D DN (FGIC Insurance) (A-1)
3.96%(c)	01/08/07	955	955,000
State Public School Building Authority RB (Philadelphia School District Project, ABN-AMRO Munitops Trust Certificates) Series 2003-24 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.95%(b)(c)	01/08/07	2,145	2,145,000
State Public School Building Authority RB Putters Series 2006-1257 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	01/08/07	3,230	3,230,000
Union County Hospital Authority RB (Evangelical Community Hospital Project) Series 2001 MB (Fleet National Bank SBPA, Radian Asset Assurance, Inc. Guaranty) (A-1)
3.40%(c)	02/01/07	8,210	8,210,000
Union County IDRB (Stabler Cos., Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	6,785	6,785,000

26

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (Pitt Panthers Asset Notes Project) Series 2006 MB (GO of University LOC) (SP1+, MIG-1)
4.50%	08/24/07	$3,300	$3,316,349
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.94%(c)	01/08/07	1,085	1,085,000
Upper Merion Municipal Utility Authority RB Series 2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.94%(c)	01/08/07	170	170,000
Upper St. Clair Township GO (ABN-AMRO Munitops Trust Certificates) Series 2002 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, MIG-1)
3.65%(b)(c)	01/02/07	5,150	5,150,000
Venango IDRB (Scrubgrass Project) Series 2006 TECP (Dexia Credit Local LOC) (A-1+, P-1)
3.70%	01/11/07	30,708	30,708,000
Washington County RB (University of Pennsylvania Project) Series 2004 DN (A-1+, VMIG-1)
3.95%(c)	01/08/07	725	725,000
Westmoreland County IDRB (Industrial Development McCutcheon Enterprise Project) Series 1999 AMT DN (National City Bank N.A. LOC)
4.08%(c)	01/08/07	1,700	1,700,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 DN (M&T Bank Corp. LOC) (VMIG-1)
3.94%(c)	01/08/07	4,500	4,500,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 DN (A-1)
4.15%(c)	01/08/07	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT DN (Wachovia Bank N.A. Liquidity Facility)
4.07%(c)	01/08/07	1,245	1,245,000
York County IDRB (Raich Family Ltd. Partner Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
4.06%(c)	01/08/07	2,285	2,285,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 DN (Wachovia Bank N.A. LOC)
4.04%(c)	01/08/07	2,310	2,310,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.99%(c)	01/08/07	5,700	5,700,000

			546,609,349

Puerto Rico — 0.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Wachovia Merlots Trust Receipts) Series 2005A-21 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	05/15/07	4,985	4,985,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.0%
(Cost $551,594,349)			551,594,349

AFFILIATED INVESTMENTS — 7.7%
Pennsylvania Economic Development Financing Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2004-1282 AMT DN (Merrill Lynch & Co. LOC, Merrill Lynch Capital Securities Guaranty)
3.97%(b)(c)(e)	01/08/07	5,000	5,000,000
Pennsylvania Higher Educational Facilities Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2004 MT-042 DN (Lloyds TSB Bank PLC LOC, Merrill Lynch Capital Services SBPA)
3.97%(b)(c)(e)	01/08/07	19,225	19,225,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-82B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)
3.94%(c)	01/08/07	11,540	11,540,000
Philadelphia Redevelopment Authority RB Spear DB-134 Series 2005 AMT DN (FGIC Insurance, Deutsche Bank Liquidity Facility)
3.96%(b)(c)	01/08/07	10,295	10,295,000

TOTAL AFFILIATED INVESTMENTS
(Cost $46,060,000)			46,060,000

TOTAL INVESTMENTS IN SECURITIES — 99.7%
(Cost $597,654,349(a))			597,654,349

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			1,739,109

NET ASSETS — 100.0%			$599,393,458

27

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 20.1% of its net assets, with a current market value of $120,390,000, in securities restricted as to resale.
(c)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Illiquid Security. As of December 31, 2006, the Portfolio held 0.1% of its net assets, with a current market value of $200,000, in illiquid securities.
(e)	Security insured by an affiliate.

28

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.6%
Puerto Rico — 6.8%
Commonwealth of Puerto Rico Electric Power Authority RB (Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.92%(b)(c)	01/08/07	$800	$800,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Wachovia Merlots Trust Receipts) Series 2005A-21 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	05/15/07	250	250,000
Commonwealth of Puerto Rico Municipal Securities Trust Certificates RB Series 2000A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.86%(b)(c)	01/08/07	500	500,000
Commonwealth of Puerto Rico RB (Royal Bank of Canada Municipal Products, Inc. Trust Receipts) Series 2006 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility) (A-1+)
3.93%(b)(c)	01/08/07	700	700,000
Puerto Rico HFA RB (Lehman Municipal Trust Receipts Capital Funding Project) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
4.01%(b)(c)	01/08/07	2,395	2,395,000

			4,645,000

Virginia — 86.8%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 DN (Bank of America N.A. LOC) (VMIG-1)
3.90%(c)	01/08/07	3,000	3,000,000
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC) (A-1)
3.97%(c)	01/02/07	965	965,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.97%(c)	01/08/07	3,490	3,490,000
Arlington County IDRB (Woodbury Park Project) Series 2005A DN (Federal Home Loan Mortgage Liquidity Facility) (AAA, VMIG-1)
3.91%(c)	01/08/07	3,270	3,270,000
Chesapeake Bay Bridge & Tunnel Commonwealth District RB (Wachovia Merlots Trust Receipts) Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	01/08/07	900	900,000
City of Richmond GO Series 2006 MB
3.60%	02/06/07	500	500,000
Clarke County IDA Hospital Facilities RB (Winchester Medical Center, Inc. Project) Series 2000 DN (FSA Insurance, Morgan Guaranty Trust SBPA) (A-1+, VMIG-1)
4.00%(c)	01/08/07	1,175	1,175,000
Fairfax County Economic Development Authority RB (ABN-AMRO Munitops Trust Certificates Route 28 Project) Series 2003 DN
3.94%(b)(c)	01/08/07	1,000	1,000,000
Fairfax County Economic Development Authority RB (National Ind. for Severe Handicap Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.92%(c)	01/08/07	450	450,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.91%(c)	01/08/07	3,900	3,900,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.85%(c)	01/08/07	1,500	1,500,000
Fairfax County GO Series 2002A MB (AAA, Aaa)
5.00%	06/01/07	2,485	2,499,887
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN (A-1+, VMIG-1)
3.87%(c)	01/08/07	3,300	3,300,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005C-2 DN (A-1+, VMIG-1)
3.87%(c)	01/08/07	2,500	2,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 DN (Federal National Mortgage Assoc. Credit Support & LOC) (VMIG-1)
3.90%(c)	01/08/07	400	400,000
Hampton Roads Regional Jail Authority Facilities RB (Citibank Trust Receipts) Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	01/08/07	4,205	4,205,000

29

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Loudoun County IDRB (Hill School Project) Series 2002 DN (SunTrust Bank LOC) (AA-, A-1+)
3.92%(c)	01/08/07	$1,100	$1,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003C DN (A-1+, VMIG-1)
3.96%(c)	01/08/07	1,300	1,300,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003D DN (A-1+, VMIG-1)
4.00%(c)	01/08/07	400	400,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN (A-1+, VMIG-1)
3.88%(c)	01/08/07	500	500,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC) (VMIG-1)
3.99%(c)	01/02/07	1,890	1,890,000
Richmond IDRB (Diocese of Virginia Church School Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.99%(c)	01/02/07	2,315	2,315,000
Roanoke IDRB (Carilion Health Systems Project) Series 2005C-2 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.95%(c)	01/02/07	1,100	1,100,000
University of Virginia RB (ABN-AMRO Munitops Trust Certificates) Series 2005-48 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.94%(b)(c)	01/08/07	1,500	1,500,000
University of Virginia RB Series 2003A DN (A-1+, VMIG-1)
3.97%(c)	01/08/07	100	100,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(c)	01/08/07	700	700,000
Virginia Beach Public Improvement GO Series 2002 MB (AA+, Aa1)
5.25%	03/01/07	150	150,354
Virginia College Building Authority RB Series 2003-379 DN (J.P. Morgan Chase & Co. LOC) (A-1+)
3.97%(b)(c)	01/08/07	4,645	4,645,000
Virginia College Building Authority RB Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+, VMIG-1, F-1+)
4.00%(c)	01/02/07	700	700,000
Virginia GO Series 1997 MB (AAA, Aaa, AAA)
5.00%	06/01/07	940	946,376
Virginia GO Series 2002 MB (AAA)
4.00%	06/01/07	500	501,019
Virginia Public Building Authority RB Series 2005D DN (Dexia Bank N.A. SBPA) (A-1+, VMIG-1, F-1+)
3.87%(c)	01/08/07	2,900	2,900,000
Virginia Public School Authority RB (ROC Trust Receipts) Series 2003R-4050-ROC-II DN (Citigroup Liquidity Facility) (A-1+)
3.95%(b)(c)	01/08/07	1,860	1,860,000
Virginia Public School Authority RB (School Financing Referendum Project) Series 2003D MB (AA+, Aa1)
5.00%	02/01/07	1,300	1,301,625
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust LOC) (VMIG-1)
3.95%(c)	01/08/07	2,700	2,700,000

			59,664,261

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.6%
(Cost $64,309,261)			64,309,261

AFFILIATED INVESTMENTS — 6.0%
Chesterfield County IDRB (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.99%(b)(c)(d)	01/08/07	1,250	1,250,000
Virginia Commonwealth University RB Series 2006A DN (AMBAC Insurance, Wachovia Bank N.A. LOC)
3.99%(c)	01/02/07	2,400	2,400,000
Virginia Resource Authority Clean Water State Revolving Fund RB (Merrill Lynch P-Float Trust Receipts) Series 2000 PA-790 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)
3.93%(b)(c)(d)	01/08/07	505	505,000

TOTAL AFFILIATED INVESTMENTS
(Cost $4,155,000)			4,155,000

TOTAL INVESTMENTS IN SECURITIES — 99.6%
(Cost $68,464,261(a))			68,464,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			276,023

NET ASSETS — 100.0%			$68,740,284

30

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2006, the Portfolio held 29.8% of its net assets, with a current market value of $20,510,000, in securities restricted as to resale.
(c)	Rates shown are the rates as of December 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

31

BLACKROCK FUNDS

Key to Investment Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Notes
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LLC	Limited Liability Co.
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
PCRB	Pollution Control Revenue Bond
PLC	Public Limited Co.
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TOC	Tender Option Certificate
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Portfolios provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at December 31, 2006.

32

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

BLACKROCK STRATEGIC PORTFOLIO I

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.5%
Federal Home Loan Mortgage Corp.
4.62%
(Cost $ 18,138,207)	02/15/07	$14,600	$19,291,331

FOREIGN BONDS — 71.4%
Canada — 7.0%
Government of Canada Bonds (CND)
4.00%	09/01/10-06/01/16	3,060	2,615,877
Province of Ontario, Unsecured Notes (NZD)
6.25%	06/16/15	4,610	3,117,872

			5,733,749

France — 3.4%
French Treasury Notes (EUR)
2.50%	06/12/10	2,200	2,770,220

Germany — 14.9%
Bundesobligation (EUR)
4.00%	02/16/07	6,400	8,450,991
3.50%	10/10/08-04/08/11	2,950	3,843,020

			12,294,011

Italy — 3.9%
Buoni Poliennali del Tesoro (EUR)
2.75%	06/15/10	2,500	3,172,728

Japan — 21.9%
Japan Government Bonds (JPY)
1.33%(b)	01/20/21	2,100,000	17,208,689
Japan Government, Treasury Inflation Protected Notes (JPY)
1.10%	09/10/16	98,901	826,688

			18,035,377

Netherlands — 3.5%
Netherland Government Bonds (EUR)
4.00%	01/15/37	2,200	2,855,716

New Zealand — 1.4%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD)
6.50%	09/28/15	1,680	1,138,200

Spain — 11.3%
Bonos y Obligation del Estado (EUR)
3.25%	07/30/10	2,200	2,838,466
5.40%	07/30/11	4,625	6,465,415

			9,303,881

United Kingdom — 4.1%
United Kingdom Treasury Bonds (GBP)
4.75%	09/07/15	1,750	3,416,028

TOTAL FOREIGN BONDS
(Cost $ 58,024,376)			58,719,910

SHORT TERM INVESTMENTS — 5.3%
Federal Home Loan Bank, Discount Notes
4.80%(c)	01/02/07	500	499,933
U.S. Treasury Bills
4.74%(c)(d)	01/04/07	400	399,842
Galileo Money Market Fund		3,433	3,433,373

TOTAL SHORT TERM INVESTMENTS
(Cost $ 4,333,148)			4,333,148

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $80,495,731(a))			82,344,389
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(126,889)

NET ASSETS — 100.0%			82,217,500

(a)	Cost for federal income tax purposes is $80,502,296. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,842,093
Gross unrealized depreciation	—

$1,842,093

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Security, or a portion thereof, pledged as collateral with a value of $299,961 on 191 short Euro Bobl futures contracts and 17 short British Gilt futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $30,985,247, with an unrealized gain of $446,743 (including commissions of $555).

KEY TO INVESTMENT ABBREVIATIONS

CND	Canadian Dollar
EUR	Euro Currency
GBP	Great British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 25.1%
Federal Home Loan Mortgage Corp. ARM
3.53%(b)	05/01/34	$578	$557,608
3.55%(b)	07/01/34	458	459,185
4.29%(b)	11/01/34	391	382,651
4.86%(b)	05/01/35	662	654,020
5.00%(b)	09/01/35	557	554,856
5.04%(b)	12/01/35	993	981,676
Federal National Mortgage Assoc.
7.50%	09/01/35	287	298,267
Federal National Mortgage Assoc. 15 Year TBA
6.00%	01/01/22	1,200	1,216,500
Federal National Mortgage Assoc. 30 Year TBA
5.50%	01/01/37	2,700	2,667,938
Federal National Mortgage Assoc. ARM
3.85%(b)	10/01/33	660	652,312
4.86%(b)	06/01/35	364	360,317
5.33%(b)	10/01/35	373	369,346
Government National Mortgage Assoc. II ARM
5.12%(b)	11/20/29	45	45,413
5.50%(b)	08/20/31	77	76,869
3.75%(b)	06/20/34	239	235,254

TOTAL MORTGAGE PASS-THROUGHS
(Cost $9,559,467)			9,512,212

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%
Adjustable Rate Mortgage Trust, Series 04-4, Class 5A3
5.72%(b)	03/25/35	104	103,648
Banc of America Funding Corp., Series 04-C, Class 4A2
5.69%(b)	12/20/34	242	242,685
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1
5.70%(b)	01/25/35	198	198,656
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(b)	11/25/34	280	281,013
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
3.66%(b)	10/25/34	176	175,461
Citigroup Mortgage Loan Trust, Inc., Series 05-2, Class 1A1
4.28%(b)	05/25/35	459	462,578
Countrywide Home Loans, Series 03-37, Class 2A1
4.25%(b)	09/25/33	398	395,908
Countrywide Home Loans, Series 04-29, Class 1A1
5.62%(b)	02/25/35	147	147,021
Credit Suisse First Boston Mortgage Securities Corp., Series 02-10, Class 2A1
7.50%	05/25/32	41	41,690
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(c)	08/01/35	710	169,904
Federal Home Loan Mortgage Corp., Series 2763, Class PA
4.50%	09/15/10	8	7,486
Federal Home Loan Mortgage Corp., Series 3215, Class EP
5.38%	09/15/11	781	779,992
Federal National Mortgage Assoc., Series 93-188, Class K
6.00%	10/25/08	208	208,200
Federal National Mortgage Assoc., Series 02-39, Class FB
5.90%(b)	03/18/32	38	38,541
Federal National Mortgage Assoc., Series 04-25, Class PA
5.50%	10/25/30	90	89,946
Federal National Mortgage Assoc., Series 04-36, Class BS
5.50%	11/25/30	123	123,055
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	62	61,846
Federal National Mortgage Assoc., Series 05-68, Class PB
5.75%	07/25/35	218	218,635
Federal National Mortgage Assoc., Series 05-84, Class XE
5.75%(b)	01/25/26	222	221,819
Federal National Mortgage Assoc., Series 05-84, Class XK
5.75%	08/25/23	210	209,141
Federal National Mortgage Assoc., Series 06-60, Class LK
6.50%	07/25/36	425	429,671
Federal National Mortgage Assoc., Series 377, Class 2 (IO)
5.00%(c)	10/01/36	691	168,703
First Horizon Trust, Series 04-AR2, Class 2A1
4.58%(b)	05/25/34	597	595,113
Goldman Sachs Residential Mortgage Loan Trust, Series 04-11, Class 5A1
4.21%	09/25/34	469	471,787
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
3.68%(b)	08/25/34	109	109,175
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1
4.55%(b)	09/25/35	495	489,311
GSAA Home Equity Trust, Series 04-8, Class A3A
5.72%(b)	09/25/34	163	163,586
J.P. Morgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(b)	08/25/34	550	538,784
Mortgage IT Trust, Series 04-1, Class A1
5.74%(b)	11/25/34	335	335,923
Residential Accredit Loans, Inc., Series 01-QS19, Class A1
6.00%	12/25/16	71	70,747
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.65%(b)	09/25/34	123	123,428

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Structured Mortgage Loan Trust, Series 04-3AC, Class A2
4.92%(b)	03/25/34	$166	$165,116
Washington Mutual Mortgage Loan Trust, Series 05-AR5, Class A6
4.67%(b)	05/25/35	550	548,140
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1
4.75%	04/25/19	353	341,150
Wells Fargo Mortgage Backed Securities Trust, Series 04-V, Class 1A2
3.83%(b)	10/25/34	715	696,076

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,403,045)			9,423,935

COMMERCIAL MORTGAGE BACKED SECURITIES — 19.3%
American Home Mortgage Assets, Series 05-1, Class 3A11
5.62%(b)	11/25/35	304	305,027
Banc of America Commercial Mortgage, Inc., Series 03-1, Class A1
3.88%	09/11/36	416	401,944
Bear Stearns Commercial Mortgage Securities, Series 00-WF, Class A1
7.11%	10/15/32	215	217,831
Chase Commercial Mortgage Securities Corp., Series 00-1, Class A2
7.76%	04/15/32	284	299,901
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	167	168,085
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	339	355,262
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C1, Class A1B
6.48%	05/17/40	267	269,719
Credit Suisse First Boston Mortgage Securities Corp., Series 00-C1, Class A1
7.32%	04/15/42	247	250,767
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1
5.43%(b)	04/25/36	253	253,201
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	350	368,605
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	130	134,530
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	335	354,614
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class X2 (IO)
0.27%(c)(d)	05/10/40	6,314	26,037
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	437	440,771
Homebanc Mortgage Trust, Series 05-4, Class A1
5.62%(b)	10/25/35	539	539,571
Impac Secured Assets Corp., Series 05-2, Class A2A
5.47%(b)	03/25/36	268	267,939
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	277	279,308
Nationslink Funding Corp., Series 99, Class 1
6.32%	01/20/31	402	406,704
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A
5.44%(b)	04/25/36	317	316,192
Structured Asset Receivable Trust, Series 04-1
4.13%(b)(d)	04/21/11	450	450,175
TIAA Real Estate Collaterallized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(d)	06/19/31	365	375,888
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1
4.04%	02/15/35	415	403,582
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(d)	05/25/36	220	216,179
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(c)(d)	05/25/36	3,723	196,826

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $7,416,416)			7,298,658

ASSET BACKED SECURITIES — 27.2%
Bank of America Credit Card Trust, Series 06, Class A16
4.73%	05/05/13	325	321,039
Bear Stearns, Inc., Series 05-HE12, Class 1A1
5.45%(b)	12/25/35	273	272,748
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.44%(b)	01/25/30	245	244,762
Bear Stearns, Inc., Series 06-HE3, Class A1
5.43%(b)	04/25/36	472	471,931
Bear Stearns, Inc., Series 06-PC1, Class A1
5.43%(b)	01/25/29	190	190,348
BMW Vehicle Owner Trust, Series 05-A, Class A3
4.04%	02/25/09	459	457,142
Capital Auto Receivables Asset Trust, Series 04-1, Class A3
2.00%	11/15/07	27	27,103
Capital Auto Receivables Asset Trust, Series 04-2, Class A2
3.35%	02/15/08	372	370,451

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(d)	01/20/09	$600	$600,156
Carrington Mortgage Loan Trust, Series 06-OPT1, Class A1
5.42%(b)	02/25/29	410	409,992
Centex Home Equity Loan Trust, Series 06-A, Class AV1
5.40%(b)	06/25/36	436	435,788
Citigroup Mortgage Loan Trust, Inc., Series 06-HE1, Class A1
5.41%(b)	01/25/36	215	214,676
Conseco Finance Securitizations Corp., Series 01-4, Class A3
6.09%(e)	01/01/24	0	479
Countrywide Certificates, Series 05-16, Class 4AV1
5.45%(b)	07/25/26	215	215,075
Countrywide Certificates, Series 05-BC4, Class 2A1
5.44%(b)	11/25/28	126	126,210
Countrywide Certificates, Series 05-IM3, Class A1
5.47%(b)	04/25/28	174	174,460
Encore Credit Receivables Trust, Series 05-4, Class 2A1
5.45%(b)	01/25/36	48	48,425
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1
5.47%(b)	02/25/36	213	212,875
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A
5.43%(b)	02/25/36	364	363,716
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	393	390,135
Ford Credit Auto Owner Trust, Series 05-B, Class A3
4.17%	01/15/09	457	454,828
Ford Credit Auto Owner Trust, Series 05-C, Class A2
4.24%	03/15/08	75	75,219
Green Tree Financial Corp., Series 99-1, Class A5
6.11%	09/01/23	211	212,380
GSAA Home Equity Trust, Series 06-2N, Class N
6.00%(d)	12/25/35	60	58,623
Home Equity Asset Trust, Series 05-6, Class 2A1
5.47%(b)	12/25/35	194	194,003
Home Equity Asset Trust, Series 05-7, Class 2A1
5.44%(b)	01/25/36	192	192,403
Honda Auto Receivables Owner Trust, Series 04-2, Class A3
3.30%	06/16/08	57	56,376
Honda Auto Receivables Owner Trust, Series 05-1, Class A3
3.53%	10/21/08	312	310,048
J.P. Morgan Mortgage Acquisition Corp., Series 05-OPT2, Class A2
5.43%(b)	12/25/35	220	220,104
Long Beach Asset Holdings Corp., Series 05-2, Class N1
4.15%(d)	04/25/35	21	20,411
Long Beach Mortgage Loan Trust, Series 06-2, Class 2A1
5.42%(b)	03/25/36	278	278,384
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1
5.42%(b)	12/25/35	257	257,509
Morgan Stanley Capital, Inc., Series 05-HE5, Class A2A
5.45%(b)	09/25/35	146	146,385
New Century Home Equity Loan Trust, Series 05-C, Class A2A
5.43%(b)	12/25/35	168	168,423
Nissan Auto Receivables Owner Trust, Series 03-C, Class A4
2.70%	12/17/07	23	23,356
Nissan Auto Receivables Owner Trust, Series 04-C, Class A3
2.85%	10/15/07	25	24,963
Nissan Auto Receivables Owner Trust, Series 05-A, Class A3
3.54%	10/15/08	16	15,527
Novastar Home Equity Loan, Series 06-2, Class A2A
5.40%(b)	06/25/36	309	309,432
Option One Mortgage Loan Trust, Series 01-4, Class A
5.95%(b)	01/25/32	14	14,256
Option One Mortgage Loan Trust, Series 05-4, Class A2
5.18%	11/25/35	150	149,597
Ownit Mortgage Loan Certificates, Series 05-4, Class A2A1
5.47%(b)	08/25/36	218	218,220
Peoples Choice Home Loan Securities Trust, Series 05-4, Class 1A1
5.47%(b)	12/25/35	63	63,196
Popular Mortgage Pass-Through Trust, Series 04-4, Class AF1
5.60%(b)	09/25/34	201	200,701
Residential Asset Mortgage Products, Inc., Series 05-EFC4, Class A1
5.46%(b)	01/25/26	201	201,515
Specialty Underwriting & Residential Finance, Series 05-BC3, Class A2A
5.47%(b)	06/25/36	140	140,419
Structured Asset Investment Loan Trust, Series 05-10, Class A3
5.44%(b)	12/25/35	253	252,653
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2
5.42%(b)	03/25/36	247	246,847
USAA Auto Owner Trust, Series 04-1, Class A3
2.06%	04/15/08	6	5,547
USAA Auto Owner Trust, Series 04-2, Class A3
3.03%	06/16/08	41	40,425
USAA Auto Owner Trust, Series 05-1, Class A3
3.90%	07/15/09	221	219,497

TOTAL ASSET BACKED SECURITIES
(Cost $10,333,308)			10,318,758

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	V ALUE
CORPORATE BONDS — 6.0%
Banks — 1.8%
Bank of America Corp., Senior Unsecured Notes
3.88%	01/15/08	$100	$98,491
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	200	196,401
J.P. Morgan Chase & Co., Senior Notes
2.62%	06/30/08	20	19,233
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.25%	05/30/07	150	149,943
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	30	28,845
Wells Fargo & Co., Senior Unsecured Notes
5.12%	02/15/07	180	179,933

			672,846

Computer Software & Services — 0.2%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	75	74,245

Finance — 1.2%
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	150	148,558
3.60%(f)	10/15/08	125	121,616
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	15	14,880
Household Finance Corp., Unsecured Notes
4.12%	12/15/08	150	147,021
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	25	24,948

			457,023

Insurance — 0.2%
ASIF Global Financing, Unsecured Notes
3.90%(d)	10/22/08	20	19,511
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(d)	06/19/08	75	71,786

			91,297

Oil & Gas — 0.3%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	100	100,408

Real Estate — 0.4%
Avalonbay Communities, Inc., Senior Unsecured Notes
8.25%	07/15/08	140	145,672

Retail Merchandising — 0.5%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	25	25,407
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	150	148,541

			173,948

Telecommunications — 0.7%
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	125	127,917
Verizon Global Funding Corp., Senior Unsecured Notes
6.12%	06/15/07	125	125,316

			253,233

Transportation — 0.3%
Union Pacific Corp., Senior Unsecured Notes
5.75%	10/15/07	75	75,041
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	50	50,481

			125,522

Yankee — 0.4%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(b)(g)	04/09/09	150	150,119
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
3.95%(g)	01/30/08	10	9,851

			159,970

TOTAL CORPORATE BONDS
(Cost $2,279,154)			2,254,164

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 5.2%
Federal Home Loan Bank, Discount Notes
4.80%(h)	01/02/07	500	499,933
Galileo Money Market Fund		1,450	1,450,008

TOTAL SHORT TERM INVESTMENTS
(Cost $1,949,941)			1,949,941

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 107.7%
(Cost $40,941,331)			40,757,668

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS - LONG TERM — 2.8%
Merrill Lynch Mortgage Investors, Inc., Series 97-B, Class A
5.63%(b)	11/15/25	$421	$421,378
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2
4.24%(b)	08/25/34	404	399,066
Merrill Lynch Mortgage Investors, Inc., Series 04-E, Class A2A
5.77%(b)	11/25/29	152	152,223
Merrill Lynch Mortgage Trust, Series 02-MW1, Class XP (IO)
1.51%(c)(d)	07/12/34	2,188	75,208

TOTAL AFFILIATED INVESTMENTS - LONG TERM
(Cost $1,042,752)			1,047,875

TOTAL INVESTMENTS IN SECURITIES — 110.5%
(Cost $41,984,083(a))			41,805,543

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%
(including $5,703,055 of payable for investments purchased and $2,786,519 of receivable for investments sold)			(3,962,562)

NET ASSETS — 100.0%			$37,842,981

(a)	Cost for federal income tax purposes is $41,985,590. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$107,315
Gross unrealized depreciation	(287,362)

$(180,047)

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	Rates shown are the effective yields as of December 31, 2006.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 5.6% of its net assets, with a current market value of $2,110,800, in securities restricted as to resale.
(e)	Par held at end of period is less than 500.
(f)	Security, or a portion thereof, pledged as collateral with a value of $121,616 on 69 short U.S. Treasury Note futures contracts and 26 long U.S. Treasury Note futures contracts expiring March 2007 and 24 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $18,257,125, with an unrealized gain of $64,285 (including commissions of $285).
(g)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(h)	The rate shown is the effective yield at the time of purchase.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.2%
Small Business Administration Participation Certificates, Series 97, Class A
6.10%(b)(c)	08/15/22	$627	$622,007
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	15,805	15,912,030
U.S. Treasury Notes
4.62%	11/30/08	25,000	24,909,175

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $41,515,825)			41,443,212

MORTGAGE PASS-THROUGHS — 27.9%
Federal Home Loan Mortgage Corp. ARM
7.66%(c)	05/01/15	192	189,744
5.82%(c)	01/01/16	52	53,205
6.17%(c)	01/01/19	609	617,113
6.56%(c)	09/01/19	471	482,176
6.73%(c)	03/01/20	411	417,050
6.61%(c)	06/01/20	2,585	2,650,110
6.75%(c)	10/01/23	386	395,117
7.00%(c)	08/01/31	232	233,849
4.96%(c)	08/01/32	3,682	3,682,910
3.53%(c)	05/01/34	4,712	4,548,731
3.32%(c)	07/01/34	909	920,091
3.55%(c)	07/01/34	2,618	2,623,258
4.29%(c)	11/01/34	14,033	13,732,769
5.04%(c)	12/01/35	24,648	24,371,177
Federal Home Loan Mortgage Corp. Gold
4.00%	09/01/08	3,822	3,747,794
8.25%(d)	06/01/09	0	306
4.50%	04/01/10	3,811	3,762,660
7.00%	11/15-12/16	1,198	1,229,924
6.50%	06/16-09/30	5,741	5,874,693
6.00%	11/01/33	2,100	2,118,722
Federal National Mortgage Assoc.
7.50%	06/08-09/35	10,395	10,800,211
6.50%	11/08-04/31	1,044	1,065,782
5.50%	02/09-02/20	27,609	27,663,091
6.00%	02/09-02/17	1,104	1,114,859
7.00%	03/15-07/32	5,131	5,277,114
5.00%	02/17-04/21	5,740	5,657,001
4.00%	07/01/19	7,399	6,973,142
8.00%	11/30-05/32	1,142	1,204,954
Federal National Mortgage Assoc. 15 Year TBA
6.00%	01/01/22	36,800	37,306,000
Federal National Mortgage Assoc. 1Year CMT
6.98%(c)	09/01/29	29	28,625
7.25%(c)	12/01/30	473	478,842
6.75%(c)	12/01/31	618	628,427
5.51%(c)	08/01/32	1,480	1,485,058
5.59%(c)	01/01/33	2,359	2,364,778
Federal National Mortgage Assoc. 30 Year TBA
5.50%	01/01/37	89,800	88,733,625
Federal National Mortgage Assoc. ARM
6.42%(c)	12/01/18	893	894,645
6.75%(c)	12/01/21	302	298,168
7.09%(c)	12/01/21	256	258,659
4.72%(c)	09/01/32	2,272	2,290,939
6.70%(c)	07/01/33	2,094	2,123,576
4.08%(c)	10/01/33	946	929,686
4.27%(c)	01/01/34	696	687,761
4.00%(c)	04/01/34	1,098	1,074,453
3.93%(c)	05/01/34	15,439	15,085,295
4.55%(c)	02/01/35	21,478	21,229,421
4.86%(c)	06/01/35	12,261	12,147,525
5.28%(c)	09/01/35	1,587	1,584,077
5.10%(c)	11/01/35	3,506	3,498,585
5.14%(c)	11/01/35	2,007	2,008,791
6.15%(c)	04/01/40	1,975	2,012,737
Government National Mortgage Assoc. I
6.00%	12/08-02/11	379	381,146
6.50%	06/15/09	261	263,021
Government National Mortgage Assoc. II ARM
3.75%(c)	05/34-06/34	25,911	25,463,351

TOTAL MORTGAGE PASS-THROUGHS
(Cost $357,444,331)			354,664,744

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(c)	11/25/34	7,509	7,524,915
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
3.66%(c)	10/25/34	9,492	9,469,734
Countrywide Alternative Loan Trust, Series 05-CB, Class 2A3
5.50%	07/25/35	10,569	10,535,432
Countrywide Home Loans, Series 03-37, Class 2A1
4.25%(c)	09/25/33	9,780	9,721,747
Countrywide Home Loans, Series 04-29, Class 1A1
5.62%(c)	02/25/35	2,739	2,743,267
Federal Home Loan Mortgage Corp. Strip Notes, Series 19, Class F
5.42%(c)	06/01/28	1,587	1,580,419
Federal Home Loan Mortgage Corp., Series 1165, Class LD
7.00%	11/15/21	1,459	1,456,302
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(e)	08/01/35	10,173	2,368,238
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(e)	08/01/35	21,266	5,086,497
Federal Home Loan Mortgage Corp., Series 2663, Class LA
5.00%	09/15/23	280	279,054
Federal Home Loan Mortgage Corp., Series 2744, Class PB
5.50%	03/15/26	2,445	2,440,652
Federal Home Loan Mortgage Corp., Series 2996, Class PB
5.50%	05/15/35	13,101	13,137,823
Federal Home Loan Mortgage Corp., Series 3215, Class EP
5.38%	09/15/11	18,075	18,052,593

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 93-188, Class K
6.00%	10/25/08	$5,519	$5,523,432
Federal National Mortgage Assoc., Series 97-20, Class FB
5.21%(c)	03/25/27	2,159	2,130,172
Federal National Mortgage Assoc., Series 01-60, Class JZ
6.00%	03/25/31	203	202,194
Federal National Mortgage Assoc., Series 03-17, Class QR
4.50%	11/25/25	8,862	8,787,529
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	9,786	9,759,221
Federal National Mortgage Assoc., Series 05-84, Class XK
5.75%	08/25/23	6,748	6,735,565
Federal National Mortgage Assoc., Series 06, Class WA
6.00%	05/25/28	9,940	10,031,841
Federal National Mortgage Assoc., Series 06-M2, Class A1A
3.25%	11/15/08	1,605	1,578,959
Federal National Mortgage Assoc., Series 354, Class 2 (IO)
5.50%(e)	11/01/34	8,668	2,000,214
Federal National Mortgage Assoc., Series 377, Class 2 (IO)
5.00%(e)	10/01/36	6,322	1,542,431
Goldman Sachs Mortgage Securities Corp. II, Series 00-1, Class A
5.70%(b)(c)	06/20/24	429	429,418
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
3.68%(c)	08/25/34	14,265	14,258,189
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR6, Class 1A1
4.55%(c)	09/25/35	12,024	11,888,746
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.66%(c)	11/19/35	12,804	12,839,041
J.P. Morgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(c)	08/25/34	13,134	12,863,474
Mortgage IT Trust, Series 04-1, Class A1
5.74%(c)	11/25/34	10,856	10,884,843
Residential Accredit Loans, Inc., Series 01-QS19, Class A1
6.00%	12/25/16	184	182,848
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.65%(c)	09/25/34	2,705	2,708,522
Structured Mortgage Loan Trust, Series 04-3AC, Class A2
4.92%(c)	03/25/34	9,357	9,329,054
Washington Mutual Mortgage Securities Corp., Series 02-AR1, Class IA1
7.18%(c)	11/25/30	501	499,580
Washington Mutual Mortgage Securities Corp., Series 02-AR19, Class A8
4.56%(c)	02/25/33	599	593,810
Wells Fargo Mortgage Backed Securities Trust, Series 04-3, Class A1
4.75%	04/25/19	11,125	10,746,216

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $220,539,144)			219,911,972

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.8%
American Home Mortgage Assets, Series 05-1, Class 3A11
5.62%(c)	11/25/35	8,069	8,083,232
Banc of America Funding Corp., Series 06-I, Class 1A1
5.75%(c)	12/20/36	9,504	9,363,002
Capco America Securitization Corp., Series 98-D7, Class PS1 (IO)
1.44%(b)(e)	10/15/30	32,756	699,569
Citigroup Commercial Mortgage Trust, Series 05-EMG, Class A1
4.15%(b)	09/20/51	5,185	5,091,276
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	5,423	5,444,076
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	9,024	9,445,790
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	8,008	8,117,340
Deutsche Alt-A Securities, Inc., Series 06-AF1, Class A1
5.43%(c)	04/25/36	6,135	6,136,397
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	8,360	8,816,637
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	1,899	1,750,311
Federal National Mortgage Assoc., Series 06-M2, Class A1A
4.86%(c)	07/25/16	8,000	7,892,500
First Union-Chase Commercial Mortgage Trust, Series 99-C2, Class A2
6.64%	04/15/09	13,615	13,913,266
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	7,369	7,631,868
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	11,628	11,714,862

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO)
0.95%(b)(e)	01/10/40	$249,705	$4,318,526
Impac Secured Assets Corp., Series 05-2, Class A2A
5.47%(c)	03/25/36	6,854	6,853,236
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 04-FL1A, Class A2
5.51%(c)	04/16/19	3,990	3,990,221
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	7,468	7,525,806
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C3, Class XCP (IO)
1.23%(b)(e)	02/15/37	37,389	970,545
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C5, Class XCP (IO)
1.10%(b)(e)	04/15/37	176,921	2,698,768
Mortgage Capital Funding, Inc., Series 98-MC1, Class X (IO)
0.59%(e)	03/18/30	58,912	229,340
Nationslink Funding Corp., Series 99, Class 1
6.32%	01/20/31	9,842	9,962,106
Opteum Mortgage Acceptance Corp., Series 06-1, Class 1A1A
5.44%(c)	04/25/36	7,526	7,518,355
Structured Asset Receivables Trust, Series 03-1
3.18%(b)(c)(f)	01/21/10	12,218	12,214,578
TIAA Real Estate Collaterallized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(b)	06/19/31	8,510	8,763,858
Wachovia Bank Commercial Mortgage Trust, Series 03-C3, Class A1
4.04%	02/15/35	9,306	9,049,863
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(b)	05/25/36	5,862	5,773,463
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(b)(e)	05/25/36	89,137	4,712,684

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $191,550,294)			188,681,475

ASSET BACKED SECURITIES — 27.3%
Accredited Mortgage Loan Trust, Series 05-3, Class A2A
5.42%(c)	09/25/35	1,499	1,498,889
Amresco Independence Funding, Inc., Series 99-1, Class A
5.25%(b)(c)	06/15/20	4,904	4,872,323
Bank of America Credit Card Trust, Series 06, Class A16
4.73%	05/05/13	10,775	10,643,680
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.44%(c)	01/25/30	5,930	5,931,407
Bear Stearns, Inc., Series 06-PC1, Class A1
5.43%(c)	01/25/29	4,738	4,738,996
BMW Vehicle Owner Trust, Series 05-A, Class A3
4.04%	02/25/09	11,248	11,190,031
Business Loan Express, Inc., Series 98-1, Class A
7.25%(b)(c)	01/15/25	1,100	1,070,311
Capital Auto Receivables Asset Trust, Series 04-1, Class A3
2.00%	11/15/07	597	596,445
Capital Auto Receivables Asset Trust, Series 04-2, Class A2
3.35%	02/15/08	9,381	9,350,700
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	12,825	12,735,422
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(b)	01/20/09	15,950	15,954,147
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	8,700	8,583,867
Countrywide Certificates, Series 05-16, Class 4AV1
5.45%(c)	07/25/26	5,604	5,604,598
Countrywide Certificates, Series 05-BC4, Class 2A1
5.44%(c)	11/25/28	4,197	4,198,046
Countrywide Certificates, Series 05-IM3, Class A1
5.47%(c)	04/25/28	4,551	4,551,807
DaimlerChrysler Auto Trust, Series 06, Class A3
5.33%	08/08/10	10,425	10,446,155
Encore Credit Receivables Trust, Series 05-4, Class 2A1
5.45%(c)	01/25/36	1,300	1,300,546
Epoch, Series 02-2I, Class 2A-l
6.00%(b)(c)	05/30/07	8,500	8,521,250
Fieldstone Mortgage Investment Corp., Series 05-3, Class 2A1
5.47%(c)	02/25/36	7,516	7,517,141
First Franklin Mortgage Loan Trust, Series 06-FF3, Class A2A
5.43%(c)	02/25/36	7,945	7,945,881
Ford Credit Auto Owner Trust, Series 05, Class A4
4.36%	06/15/10	15,825	15,576,342
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	9,515	9,456,178
Ford Credit Auto Owner Trust, Series 05-C, Class A2
4.24%	03/15/08	1,981	1,979,436
Ford Credit Auto Owner Trust, Series 06, Class A4
5.07%	12/15/10	11,925	11,900,326
Ford Credit Auto Owner Trust, Series 06-B, Class A3
5.26%	10/15/10	12,575	12,583,648
Green Tree Financial Corp., Series 93-4, Class A5
7.05%	01/15/19	1,307	1,326,737

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Green Tree Financial Corp., Series 96-8, Class A6
7.60%	10/15/27	$3,222	$3,330,812
GSAA Home Equity Trust, Series 04-11, Class 2A2
5.67%(c)	12/25/34	6,225	6,233,838
GSAA Home Equity Trust, Series 06-8N, Class N1
6.00%(b)	10/26/36	2,978	2,918,802
Heller Financial Commercial Mortgage Asset Corp., Series 98-1, Class A
5.87%(b)(c)	07/15/24	2,227	2,204,288
Honda Auto Receivables Owner Trust, Series 04-2, Class A3
3.30%	06/16/08	6,769	6,733,190
Honda Auto Receivables Owner Trust, Series 04-3, Class A3
2.91%	10/20/08	8,214	8,133,136
Honda Auto Receivables Owner Trust, Series 05-4, Class A3
4.46%	05/21/09	11,150	11,078,621
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A
6.25%(b)(c)	01/15/24	689	689,268
Indymac Residential Trust, Series 06-B, Class 2A1
5.41%(c)	06/25/36	4,376	4,376,560
J.P. Morgan Mortgage Acquisition Corp., Series 05-OPT2, Class A2
5.43%(c)	12/25/35	2,737	2,737,545
Long Beach Mortgage Loan Trust, Series 06-2, Class 2A1
5.42%(c)	03/25/36	6,246	6,247,374
Master Asset Backed Securities Trust, Series 06-FRE1, Class A1
5.42%(c)	12/25/35	5,632	5,633,017
The Money Store Small Business Administration Loan Trust, Series 98-1, Class A
5.93%(c)	07/15/24	917	900,611
Morgan Stanley Capital, Inc., Series 05-HE5, Class A2A
5.45%(c)	09/25/35	3,995	3,995,451
New Century Home Equity Loan Trust, Series 05-C, Class A2A
5.43%(c)	12/25/35	4,453	4,453,850
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3
3.99%	07/15/09	13,488	13,377,286
Option One Mortgage Loan Trust, Series 05-4, Class A2
5.18%(c)	11/25/35	4,096	4,096,095
Ownit Mortgage Loan Certificates, Series 05-4, Class A2A1
5.47%(c)	08/25/36	5,745	5,745,730
PBG Equipment Trust, Series 00-1A, Class A
6.27%(b)	01/20/12	813	813,756
Peoples Choice Home Loan Securities Trust, Series 05-4, Class 1A1
5.47%(c)	12/25/35	1,684	1,684,000
PMC Capital LP, Series 98-1, Class A
7.25%(b)(c)	04/01/21	2,809	2,808,668
Residential Asset Mortgage Products, Inc., Series 05-EFC4, Class A1
5.46%(c)	01/25/26	5,519	5,519,764
Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A1
5.46%(c)	05/25/25	2,190	2,190,513
Securitized Asset Backed Receivables LLC, Series 06-FR3, Class A1
5.37%(c)	05/25/36	7,820	7,820,218
Specialty Underwriting & Residential Finance, Series 05-BC3, Class A2A
5.47%(c)	06/25/36	3,840	3,840,145
Structured Asset Investment Loan Trust, Series 05-10, Class A3
5.44%(c)	12/25/35	6,637	6,637,885
Structured Asset Investment Loan Trust, Series 06-BNC1, Class A2
5.42%(c)	03/25/36	5,389	5,389,485
SWB Loan-Backed Certificates, Series 98-1, Class AV
6.00%(b)(c)	09/15/24	2,808	2,806,879
USAA Auto Owner Trust, Series 05-1, Class A3
3.90%	07/15/09	5,886	5,841,997
USAA Auto Owner Trust, Series 05-2, Class A3
4.00%	12/15/09	18,091	17,934,743

TOTAL ASSET BACKED SECURITIES
(Cost $347,143,636)			346,247,836

CORPORATE BONDS — 10.4%
Banks — 3.1%
Citigroup, Inc., Senior Unsecured Notes
3.50%(g)	02/01/08	5,200	5,106,431
J.P. Morgan Chase & Co., Senior Unsecured Notes
6.00%	08/01/08	3,180	3,219,324
U.S. Bank N.A., Subordinated Notes
6.50%	02/01/08	3,580	3,611,758
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	3,700	3,557,524
Wells Fargo & Co., Senior Unsecured Notes
5.49%(c)	09/15/09	22,515	22,553,230
Wells Fargo & Co., Unsecured Notes
3.50%	04/04/08	1,200	1,175,152

			39,223,419

Computer Software & Services — 0.1%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	1,700	1,682,888

Finance — 3.8%
Federal Home Loan Mortgage Corp., Debentures
4.62%	02/21/08	8,000	7,950,640
Federal Home Loan Mortgage Corp., Unsecured Notes
5.12%(g)	04/08-10/08	12,000	12,006,174
General Electric Capital Corp., Notes
8.75%	05/21/07	5,320	5,387,224

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Finance (Continued)
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	$7,700		$7,625,965
4.12%	03/04/08	8,300		8,202,898
Household Finance Corp., Unsecured Notes
4.12%(h)	12/15/08	4,375		4,288,121
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(b)	07/31/07	1,975		1,953,711
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	1,250		1,247,381

				48,662,114

Insurance — 0.2%
ASIF Global Financing, Unsecured Notes
3.90%(b)	10/22/08	2,540		2,477,874

Oil & Gas — 0.2%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(c)	09/15/09	2,850		2,861,622

Real Estate — 0.3%
Avalonbay Communities, Inc., Senior Unsecured Notes
8.25%	07/15/08	3,945		4,104,824

Retail Merchandising — 0.4%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	800		813,009
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	4,675		4,629,536

				5,442,545

Telecommunications — 0.8%
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	3,850		3,939,852
Verizon Global Funding Corp., Senior Unsecured Notes
6.12%	06/15/07	5,415		5,428,678

				9,368,530

Transportation — 0.3%
Union Pacific Corp., Senior Unsecured Notes
5.75%	10/15/07	2,025		2,026,100
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	1,775		1,792,088

				3,818,188

Yankee — 1.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(c)(i)	04/09/09	4,000		4,003,184
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(i)	01/15/08	9,315		9,135,444
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
3.95%(i)	01/30/08	1,543		1,519,938

				14,658,566

TOTAL CORPORATE BONDS
(Cost $133,435,881)				132,300,570

FOREIGN BONDS — 0.3%
Province of Manitoba (Canada), Senior Unsecured Notes (NZD)
6.38%	09/01/15	1,300		889,960
Province of Ontario (Canada), Unsecured Notes (NZD)
6.25%	06/16/15	4,540		3,070,529

TOTAL FOREIGN BONDS
(Cost $4,110,975)				3,960,489

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 5.3%
Federal Home Loan Bank, Discount Notes
4.80%(j)	01/02/07	29,500		29,496,067
5.16%(j)	01/12/07	30,000		29,952,746
Galileo Money Market Fund		8,085		8,084,973

TOTAL SHORT TERM INVESTMENTS
(Cost $67,533,786)				67,533,786

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Deutsche Bank, Strike Rate 5.205%, Expires 03/01/16
(Cost $1,534,785)		3,290	(k)	1,137,071

PUT SWAPTIONS PURCHASED — 0.1%
Deutsche Bank, Strike Rate 5.205%, Expires 03/01/16
(Cost $1,534,785)		3,290	(k)	1,638,948

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 106.8%
(Cost $1,366,343,442)				1,357,520,103

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
AFFILIATED INVESTMENTS - LONG TERM — 0.9%
Federal Housing Authority, Merrill Lynch Project, Pool 42
7.43%	09/01/22	$5		$5,166
Merrill Lynch Mortgage Investors, Inc., Series 97-B, Class A
5.63%(c)	11/15/25	1,087		1,088,358
Merrill Lynch Mortgage Investors, Inc., Series 99-A, Class A
5.70%(c)	03/15/25	547		548,878
Merrill Lynch Mortgage Investors, Inc., Series 04-A4, Class A2
4.24%(c)	08/25/34	10,011		9,900,962

TOTAL AFFILIATED INVESTMENTS - LONG TERM
(Cost $11,407,928)				11,543,364

		NUMBER OF SHARES
AFFILIATED INVESTMENTS - SHORT TERM — 0.2%
Institutional Money Market Trust(l)
(Cost $3,100,700)		3,100,700		3,100,700

TOTAL INVESTMENTS IN SECURITIES — 107.9%
(Cost $1,380,852,070(a))				1,372,164,167

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09
(Premiums received $930,000)		(2,480	)(k)	(1,046,808)

PUT SWAPTIONS WRITTEN — (0.1)%
Deutsche Bank, Strike Rate 3.250%, Expires 06/19/08		(1,990	)(k)	(1,024,446)
Deutsche Bank, Strike Rate 5.480%, Expires 10/26/09		(2,480	)(k)	(723,416)
Deutsche Bank, Strike Rate 5.765%, Expires 06/19/08		(1,990	)(k)	(205,410)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $2,223,500)				(1,953,272)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.2)%				(3,100,700)

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%
(including $126,977,578 of payable for investments purchased)				(94,603,922)

NET ASSETS — 100.0%				$1,271,459,465

(a)	Cost for federal income tax purposes is $1,380,900,270. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,262,222
Gross unrealized depreciation	(10,998,325)

$(8,736,103)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 7.3% of its net assets, with a current market value of $93,385,969, in securities restricted as to resale.
(c)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(d)	Par held at end of period is less than 500.
(e)	Rates shown are the effective yields as of December 31, 2006.
(f)	Security is illiquid. As of December 31, 2006, the Portfolio held 1.0% of its net assets, with a current market value of $12,214,578 in these securities.
(g)	Security, or a portion thereof, pledged as collateral with a value of $6,207,840 on 1,000 short U.S. Treasury Note futures contracts, 2,054 long U.S. Treasury Note futures contracts and 25 short U.S. Treasury Bond futures contracts expiring March 2007 and 732 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $701,399,521, with an an unrealized loss of $237,449 (including commissions of $7,633).
(h)	Total or partial security on loan.
(i)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(j)	The rate shown is the effective yield at the time of purchase.
(k)	Each swaption contract is equivalent to $10,000 notional amount.
(l)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.7%
Federal Home Loan Bank, Unsecured Bonds
3.60%(b)	10/19/07	$11,170	$11,027,873
2.75%	01/09/08	4,410	4,303,199
3.01%(b)	04/02/08	10,000	9,742,820
3.00%	06/08-07/08	9,760	9,469,945
2.90%	07/15/08	2,000	1,936,184
3.25%(b)	07/30/08	17,955	17,462,063
3.35%	01/23/09	2,000	1,935,060
4.00%	02/19/09	1,200	1,174,638
Federal Home Loan Mortgage Corp., Unsecured Notes
3.38%(b)	10/05/07	10,835	10,685,444
3.50%(b)	05/18/08-05/21/08	17,305	16,917,413
3.06%	07/15/08	3,155	3,062,152
3.00%(b)	06/30/09	19,600	18,701,458
Federal National Mortgage Assoc., Unsecured Notes
3.53%	10/19/07	8,950	8,827,868
3.55%(b)	11/16/07	6,675	6,579,741
4.00%	12/14/07	6,212	6,137,704
3.00%(c)	05/12/08	4,500	4,419,328
3.25%	05/16/08	6,725	6,559,807
Housing and Urban Development, Section 108 Government Guaranteed Participation Certificates, Series 03-A
4.44%	08/01/11	2,099	2,053,351
Small Business Administration Participation Certificates, Series 96-20H, Class 1
7.25%	08/01/16	1,266	1,314,729
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	1,043	1,082,869
Small Business Administration Participation Certificates, Series 98-20J, Class 1
5.50%	10/01/18	1,932	1,949,075
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	3,312	3,166,751
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	1,475	1,484,989

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $150,540,317)			149,994,461

MORTGAGE PASS-THROUGHS — 50.1%
Federal Home Loan Mortgage Corp. ARM
3.53%(c)	05/01/34	3,623	3,497,724
3.55%(c)	07/01/34	2,553	2,558,316
3.72%(c)	07/01/34	1,917	1,853,380
5.03%(c)	08/01/34	4,755	4,714,281
4.39%(c)	11/01/34	2,491	2,457,577
4.36%(c)	03/01/35	7,901	7,745,384
4.76%(c)	03/01/35	8,720	8,609,345
4.75%(c)	04/01/35	9,533	9,472,162
4.77%(c)	09/01/35	9,589	9,491,705
5.54%(c)	04/01/36	4,036	4,021,631
6.09%(c)	09/01/36	3,453	3,489,152
5.97%(c)	10/01/36	2,875	2,906,658
6.02%(c)	10/01/36	3,890	3,922,605
5.95%(c)	12/01/36	5,500	5,525,300
6.04%(c)	12/01/36	5,000	5,017,950
Federal Home Loan Mortgage Corp. Gold
9.00%	12/01/09	213	217,023
5.00%	10/20-03/21	29,475	28,959,048
6.00%	12/01/36	9,853	9,924,058
Federal National Mortgage Assoc.
8.00%	04/08-06/08	229	230,644
6.50%	05/08-12/29	9,391	9,609,600
8.50%	02/09-08/09	302	306,733
9.00%	05/09-04/16	315	322,016
6.00%	04/16-10/36	14,004	14,098,463
7.00%	01/17-04/32	1,186	1,219,710
5.00%	06/18-06/23	1,837	1,793,198
4.50%	10/01/18	17	16,010
5.50%	01/24-06/36	1,127	1,119,153
5.06%	02/25/37	6,075	6,055,682
Federal National Mortgage Assoc. ARM
4.78%(c)	03/01/33	3,666	3,645,092
4.27%(c)	05/01/33	2,535	2,465,701
3.99%(c)	09/01/33	2,279	2,198,050
5.43%(c)	10/01/33	3,636	3,709,149
4.00%(c)	04/01/34	1,571	1,536,876
3.88%(c)	05/01/34	1,945	1,893,132
3.56%(c)	06/01/34	1,624	1,613,366
4.37%(c)	06/01/34	5,922	5,850,004
3.74%(c)	07/01/34	2,073	2,010,698
4.49%(c)	07/01/34	6,689	6,620,842
4.82%(c)	08/01/34	2,596	2,550,767
4.64%(c)	02/01/35	10,935	10,828,427
4.59%(c)	03/01/35	5,311	5,245,131
4.74%(c)	07/01/35	5,626	5,564,769
4.95%(c)	07/01/35	13,001	12,904,034
5.00%(c)	07/01/35	3,230	3,198,546
5.84%(c)	08/01/36	5,196	5,236,875
5.99%(c)	11/01/36	2,795	2,826,903
5.48%(c)	12/01/36	3,425	3,421,404
4.50%(c)	01/01/37	10,994	10,926,994
Government National Mortgage Assoc. I
6.00%	02/15/11	227	228,348
Government National Mortgage Assoc. II ARM
3.75%(c)	06/20/34	2,490	2,446,637
3.50%(c)	07/20/34	4,987	4,849,544
4.50%(c)	02/20/35	3,545	3,513,826
5.00%(c)	05/20/35	7,976	7,907,082

TOTAL MORTGAGE PASS-THROUGHS
(Cost $263,782,193)			262,346,705

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.8%
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(c)	11/25/34	$1,396	$1,399,212
Deutsche Mortgage Securities, Inc., Series 04-4, Class 3AR1
3.69%(c)	06/25/34	944	940,037
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	26	25,722
Federal Home Loan Mortgage Corp., Series 06-3110, Class HA
5.50%	01/15/27	5,353	5,363,019
Federal Home Loan Mortgage Corp., Series 2668, Class AD
4.00%	01/15/15	2,366	2,316,619
Federal Home Loan Mortgage Corp., Series 2718, Class MR
4.00%	08/15/13	1,481	1,461,174
Federal Home Loan Mortgage Corp., Series 2748, Class LJ
4.00%	03/15/10	101	100,429
Federal Home Loan Mortgage Corp., Series 2931, Class DE
4.00%	02/15/20	10,000	9,039,594
Federal Home Loan Mortgage Corp., Series 3131, Class MA
5.50%	11/15/27	2,799	2,808,458
Federal Home Loan Mortgage Corp., Series 3143, Class NA
5.50%	07/15/26	4,687	4,697,709
Federal Home Loan Mortgage Corp., Series 3162, Class 0A
6.00%	10/15/26	4,546	4,589,996
Federal National Mortgage Assoc., Series 01-T2, Class B
6.02%	11/25/10	3,600	3,717,687
Federal National Mortgage Assoc., Series 04-W10, Class A1
5.75%	08/25/34	1,073	1,069,927
Federal National Mortgage Assoc., Series 05-109, Class PV
6.00%	10/25/32	4,125	4,186,564
Federal National Mortgage Assoc., Series 05-29, Class JB
4.50%	04/25/35	8,849	8,663,740
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	2,597	2,598,562
Federal National Mortgage Assoc., Series 05-68, Class PC
5.50%	07/25/35	5,036	5,051,519
Federal National Mortgage Assoc., Series 05-70, Class KB
5.50%	05/25/35	4,872	4,884,969
Federal National Mortgage Assoc., Series 05-83, Class LA
5.50%	10/25/35	4,441	4,445,791
Federal National Mortgage Assoc., Series 05-84, Class MB
5.75%	10/25/35	11,575	11,701,500
Federal National Mortgage Assoc., Series 06-39, Class G1
5.50%	11/25/25	4,682	4,683,719
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(d)	11/01/35	6,250	1,428,711
Goldman Sachs Residential Mortgage Loan Trust, Series 04-9, Class 3A1
3.68%(c)	08/25/34	2,157	2,156,196
Mortgage IT Trust, Series 04-1, Class A1
5.74%(c)	11/25/34	1,791	1,796,256
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.65%(c)	09/25/34	435	435,449
Summit Mortgage Trust, Series 00-1, Class B1
6.57%(c)(e)(f)	12/28/12	46	45,774
Washington Mutual Mortgage Securities Corp., Series 03-AR4, Class A6
3.42%(c)	05/25/33	3,489	3,420,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $93,748,969)			93,029,221

COMMERCIAL MORTGAGE BACKED SECURITIES — 10.3%
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4
6.19%	06/11/35	3,380	3,515,146
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1
5.92%	10/15/36	1,710	1,730,400
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR4, Class A1
4.36%	06/11/41	1,877	1,843,321
Commercial Mortgage Pass-Through Certificates, Series 00-C1, Class A2
7.42%	04/15/10	3,923	4,106,411
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	3,905	3,885,743
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	503	463,463
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%	10/15/32	3,640	3,843,234
First Union-Chase Commercial Mortgage Trust, Series 99-C2, Class A2
6.64%	04/15/09	5,431	5,550,264
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	3,540	3,698,528
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.52%(d)	07/15/27	7,467	185,353
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	1,176	1,218,045

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	$3,580	$3,664,772
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	1,645	1,695,265
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	1,517	1,528,437
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A3
5.64%	04/15/11	2,242	2,258,074
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A2
3.25%	03/15/29	2,100	2,016,406
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A1
3.82%	06/15/29	1,594	1,566,385
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(c)	07/15/25	806	800,540
Morgan Stanley Dean Witter Capital Investments, Series 02-TOP7, Class A1
5.38%	01/15/39	2,690	2,693,561
Structured Asset Receivables Trust, Series 03-2
5.72%(c)(e)(g)	01/21/09	2,047	2,046,488
Wachovia Bank Commercial Mortgage Trust, Series 03-C5, Class A1
2.99%	06/15/35	2,356	2,209,288
Wachovia Bank Commercial Mortgage Trust, Series 04-C12, Class A1
3.40%	07/15/41	1,692	1,649,444
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(d)(e)	05/25/36	37,386	1,976,616

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $55,579,473)			54,145,184

PROJECT LOANS — 0.1%
Federal Housing Authority, USGI Project, Series 56
7.46%
(Cost $536,738)	01/01/23	524	529,183

ASSET BACKED SECURITIES — 2.7%
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.44%(c)	01/25/30	2,597	2,597,200
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(c)	06/25/27	67	66,951
Green Tree Financial Corp., Series 97-5, Class A7
7.13%	05/15/29	1,622	1,678,630
IndyMac Residential Trust, Series 06-E, Class 2A1
5.38%(c)	04/25/37	4,375	4,373,633
Master Securities Trust, Series 05-HE2, Class A2
5.43%(c)	10/25/35	1,598	1,598,200
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.47%(c)	11/25/35	3,081	3,081,775
SWB Loan-Backed Certificates, Series 99-1, Class A
7.38%(e)	05/15/25	609	614,749

TOTAL ASSET BACKED SECURITIES
(Cost $13,959,878)			14,011,138

CORPORATE BONDS — 3.9%
Finance — 2.9%
General Electric Capital Corp., Unsecured Notes
5.42%(c)	01/15/08	6,650	6,656,331
4.88%(h)	10/21/10	1,990	1,969,065
5.00%	11/15/11	1,390	1,379,810
Private Export Funding Corp., Senior Unsecured Notes
3.38%	02/15/09	5,250	5,081,323

			15,086,529

Oil & Gas — 0.4%
ENSCO Offshore Co.
6.36%	12/01/15	2,085	2,170,832

Yankee — 0.6%
International Bank for Reconstruction & Development (Multiple Countries), Unsecured Notes
1.00%(i)	02/05/15	4,100	2,982,192

TOTAL CORPORATE BONDS
(Cost $20,482,282)			20,239,553

TAXABLE MUNICIPAL BONDS — 0.6%
Stanislaus County California Taxable Pension Obligation Refunding Revenue Bonds, Series 95
7.15%
(Cost $2,895,000)	08/15/13	2,895	3,078,427

		NUMBER OF SHARES
SHORT TERM INVESTMENTS — 1.5%
Galileo Money Market Fund
(Cost $8,037,426)		8,037,426	8,037,426

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF CONTRACTS		VALUE

CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $444,643)		730	(j)	$434,543

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $20,401)		54		26,156

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		6,410	(j)	42,060
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		730	(j)	399,999
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		6,410	(j)	1,258
Citibank, Strike Rate -0.020%, Expires 06/01/07		10,400	(j)	107,482

TOTAL PUT SWAPTIONS PURCHASED
(Cost $607,363)				550,799

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 115.9%
(Cost $610,634,683)				606,422,796

	MATURITY	PAR (000)
AFFILIATED INVESTMENTS-LONG TERM — 0.0%
Federal Housing Authority, Merrill Lynch Project, Series 29, Class 1A1
7.43%
(Cost $429,308)	06/01/22	$422		425,700

TOTAL INVESTMENTS IN SECURITIES — 115.9%
(Cost $611,063,991(a))				606,848,496

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(970	)(j)	(217,957)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(1,100	)(j)	(466,400)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(390	)(j)	(192,741)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $1,036,575)				(877,098)

PUT SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(970	)(j)	(262,094)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(12,820	)(j)	(18,718)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(1,100	)(j)	(319,220)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(390	)(j)	(99,747)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $1,087,855)				(699,779)

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.6)%
(including $17,123,591 of payable for investments purchased and $68,300,458 of payable for financing transactions)				(81,834,875)

NET ASSETS — 100.0%				$523,436,744

(a)	Cost for federal income tax purposes is $611,063,991. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,224,774
Gross unrealized depreciation	(5,440,269)

$(4,215,495)

(b)	Security, or a portion thereof, subject to financing transactions.
(c)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(d)	Rates shown are the effective yields as of December 31, 2006.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 0.9%of its net assets, with a current market value of $4,683,627, in securities restricted as to resale.
(f)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $45,774, which represents less than 0.1% of net assets.
(g)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $2,046,488, in these securities.
(h)	Security, or a portion thereof, pledged as collateral with a value of $1,969,065 on 1,285 short U.S. Treasury Note futures contracts, 1,111 long U.S. Treasury Note futures contracts and 96 long U.S. Treasury Bond futures contracts expiring March 2007, 438 short Euro-dollar futures contracts expiring June 2007, 201 short Euro-dollar futures expiring September 2007 and 239 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $492,759,283, with an unrealized gain of $394,359 (including commissions of $8,532).
(i)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(j)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Mortgage Corp., Unsecured Notes
3.01%(b)	04/19/07	$275	$273,276
Federal National Mortgage Assoc., Subordinated Notes
5.25%	08/01/12	130	130,632
5.12%(b)	01/02/14	150	149,607
Federal National Mortgage Assoc., Unsecured Notes
2.71%(b)	01/30/07	250	249,522
Small Business Administration Participation Certificates, Series 96-20E, Class 1
7.60%	05/01/16	141	147,644
Small Business Administration Participation Certificates, Series 03-P10A, Class 1
4.52%	02/10/13	115	111,709
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	140	133,863
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	240	241,625
U.S. Treasury Notes
4.62%(c)	11/15/16	50	49,672

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,484,341)			1,487,550

MORTGAGE PASS-THROUGHS — 33.6%
Federal Home Loan Mortgage Corp. ARM
4.00%(d)	03/01/34	104	101,864
3.32%(d)	07/01/34	193	195,171
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	200	196,562
5.50%	01/01/22	800	799,750
Federal National Mortgage Assoc. 30 Year TBA
6.00%	01/01/37	1,800	1,811,562
6.50%	01/01/37	1,300	1,324,375
Federal National Mortgage Assoc. ARM
4.00%(d)	04/01/34	306	299,215

TOTAL MORTGAGE PASS-THROUGHS
(Cost $4,747,243)			4,728,499

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(d)	11/25/34	119	119,040
Countrywide Home Loans, Series 04-29, Class 1A1
5.62%(d)	02/25/35	41	40,792
Federal Home Loan Mortgage Corp., Series 2927, Class BA
5.50%	10/15/33	101	101,098
Federal Home Loan Mortgage Corp., Series 2979, Class BC
5.00%	04/15/20	190	184,047
Federal Home Loan Mortgage Corp., Series 2996, Class MK
5.50%	06/15/35	90	89,799
Federal National Mortgage Assoc., Series 04-36, Class BS
5.50%	11/25/30	123	123,055
Federal National Mortgage Assoc., Series 05-48, Class AR
5.50%	02/25/35	98	97,912
Federal National Mortgage Assoc., Series 05-70, Class GA
5.50%	12/25/34	111	110,624
Federal National Mortgage Assoc., Series 346, Class 2 (IO)
5.50%(e)	12/01/33	260	59,487
Federal National Mortgage Assoc., Series 363, Class 2 (IO)
5.50%(e)	11/01/35	270	63,736
Federal National Mortgage Assoc., Series 367, Class 2 (IO)
5.50%(e)	01/25/36	278	65,608
Federal National Mortgage Assoc., Series 379, Class 5 (IO)
5.00%(e)	05/25/36	372	85,382
Morgan Stanley Capital, Inc., Series 97-HF1, Class X (IO)
1.95%(e)(f)	07/15/29	49	205
Mortgage IT Trust, Series 04-1, Class A1
5.74%(d)	11/25/34	186	186,624
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.65%(d)	09/25/34	37	36,799
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1
4.52%(d)	06/25/34	168	162,905

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,554,518)			1,527,113

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.4%
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	110	116,822
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO)
1.32%(e)	04/19/15	626	12,978
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO)
1.55%(e)(f)	06/20/29	1,190	35,401
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO)
1.08%(e)	01/17/35	629	6,123
Credit Suisse First Boston Mortgage Securities Corp., Series 00-C1, Class A1
7.32%	04/15/42	87	88,879

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3
5.60%	07/15/35	$190	$193,074
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5
3.94%	05/15/38	200	185,736
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 98-CF1, Class A1B
6.41%	02/18/31	165	166,245
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3
5.35%	08/11/36	190	190,892
General Electric Capital Commercial Mortgage Corp., Series 05-C1, Class A3
4.58%	06/10/48	130	126,343
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.52%(e)	07/15/27	1,228	30,477
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(d)	05/10/40	210	212,781
J.P. Morgan Mortgage Trust, Series 06-A2, Class 5A3
3.75%(d)	11/25/33	281	277,046
Lehman Brothers-UBS Commercial Mortgage Trust, Series 05-C1, Class A3
4.54%	02/15/30	150	145,449
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO)
2.15%(e)	02/25/28	304	11,124
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(f)	05/25/36	125	122,998
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(e)(f)	05/25/36	1,984	104,912

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $2,079,759)			2,027,280

CERTIFICATE OF DEPOSIT — 2.9%
Barclays Bank PLC (United Kingdom)
5.37%(d)
(Cost $410,000)	03/13/09	410	410,143

ASSET BACKED SECURITIES — 13.5%
Capital Auto Receivables Asset Trust, Series 04-2, Class A4
3.75%	07/15/09	225	220,972
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(f)	01/20/09	375	375,098
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(d)	06/25/27	3	3,013
Countrywide Certificates, Series 05-IM3, Class A1
5.47%(d)	04/25/28	95	95,160
Countrywide Certificates, Series 06-IM1, Class A1
5.44%(d)	09/25/28	75	75,364
DaimlerChrysler Auto Trust, Series 05-B, Class A3
4.04%	09/08/09	190	188,811
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.07%	03/15/10	250	249,316
Honda Auto Receivables Owner Trust, Series 05-4, Class A3
4.46%	05/21/09	225	223,560
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	02/15/09	225	224,286
Nissan Auto Receivables Owner Trust, Series 05-C, Class A3
4.19%	07/15/09	250	247,602

TOTAL ASSET BACKED SECURITIES
(Cost $1,911,958)			1,903,182

CORPORATE BONDS — 22.8%
Banks — 4.7%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	5	5,396
Bank of America Corp., Unsecured Notes
5.38%(d)	03/24/09	250	250,238
Citigroup, Inc., Unsecured Notes
4.12%(b)	02/22/10	260	252,213
Depfa ACS Bank (Ireland), Senior Notes
3.62%	10/29/08	50	48,696
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(d)(g)		10	11,047
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	100	98,134

			665,724

Broadcasting — 0.9%
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	45	47,081
Cox Communications, Inc., Senior Unsecured Notes
7.12%	10/01/12	25	26,652
News America Holdings, Inc., Secured Notes
8.50%	02/23/25	25	29,588
News America Holdings, Inc., Senior Debentures
9.50%	07/15/24	15	19,124

			122,445

Chemicals — 0.2%
Lyondell Chemical Co., Senior Unsecured Notes
8.00%	09/15/14	10	10,375
8.25%	09/15/16	20	21,000

			31,375

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Construction — 0.1%
International Steel Group, Inc., Senior Unsecured Notes
6.50%	04/15/14	$15	$15,412

Energy & Utilities — 0.2%
Midwest Generation LLC, Pass-Through Certificates
8.56%	01/02/16	13	13,806
Midwest Generation LLC, Senior Secured Notes
8.75%	05/01/34	10	10,850

			24,656

Entertainment & Leisure — 1.0%
Comcast Cable Communications, Inc., Senior Unsecured Notes
6.75%	01/30/11	35	36,673
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/01/13	5	5,560
Comcast Corp., Unsecured Notes
5.90%	03/15/16	50	50,143
Seneca Gaming Corp., Senior Unsecured Notes
7.25%	05/01/12	15	15,262
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	10	10,468
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	15	16,867

			134,973

Finance — 7.2%
The Bear Stearns Cos., Inc., Unsecured Notes
3.25%	03/25/09	50	47,968
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	40	39,274
General Electric Capital Corp., Unsecured Notes
5.42%(d)	01/15/08	370	370,352
5.00%	11/15/11	65	64,523
Household Finance Corp., Senior Notes
6.45%	02/01/09	20	20,428
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
5.75%	07/18/11	65	66,271
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.12%(f)	12/01/14	15	15,075
Morgan Stanley, Senior Notes
5.40%(d)	03/07/08	265	265,193
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	50	49,895
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(f)	11/15/16	75	74,782

			1,013,761

Industrial — 0.2%
Osprey Trust/Osprey, Inc., Senior Secured Notes
7.80%(d)(f)(h)(i)	01/15/03	50	20,750

Insurance — 0.2%
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes
2.55%(f)	07/15/08	35	33,542

Manufacturing — 0.2%
Briggs & Stratton Corp., Senior Unsecured Notes
8.88%	03/15/11	20	21,650

Medical & Medical Services — 1.0%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
6.12%	12/15/14	10	9,675
UnitedHealth Group, Inc., Unsecured Notes
5.25%	03/15/11	75	74,743
WellPoint, Inc., Unsecured Notes
5.00%	01/15/11	50	49,390

			133,808

Motor Vehicles — 0.2%
Arvinmeritor, Inc., Senior Notes
6.80%	02/15/09	2	1,960
DaimlerChrysler N.A. Holding Corp., Notes
4.75%	01/15/08	25	24,772

			26,732

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.95%	09/15/16	50	50,105
ANR Pipeline Co., Senior Debentures
9.62%	11/01/21	5	6,635
7.38%	02/15/24	5	5,605
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	5	5,199
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	25	24,956
KCS Energy, Inc., Senior Unsecured Notes
7.12%	04/01/12	5	4,862
Northwest Pipeline Corp., Senior Unsecured Notes
8.12%	03/01/10	15	15,619
Oneok, Inc., Senior Unsecured Notes
5.51%	02/16/08	75	74,947
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%	07/15/12	5	5,650
The Williams Cos., Inc., Senior Unsecured Notes
7.12%	09/01/11	10	10,400

			203,978

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Real Estate — 0.0%
American Real Estate Partners LP, Senior Unsecured Notes
8.12%	06/01/12	$5	$5,162

Retail Merchandising — 0.1%
Federated Department Stores, Inc., Senior Unsecured Notes
6.30%	04/01/09	10	10,167
May Department Stores Co., Debentures
7.45%	10/15/16	10	10,791

			20,958

Semiconductors & Related Devices — 0.3%
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.12%(f)	12/15/14	30	29,812
9.24%(d)(f)	12/15/14	10	9,913

			39,725

Telecommunications — 1.0%
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	15	15,525
Intelsat Ltd. (Bermuda), Senior Unsecured Notes
9.25%(f)	06/15/16	10	10,750
PanAmSat Corp., Senior Unsecured Notes
9.00%(f)	06/15/16	5	5,294
Qwest Corp., Unsecured Notes
8.61%(d)	06/15/13	15	16,237
Verizon Maryland, Inc., Senior Debentures
6.12%	03/01/12	30	30,716
Wind Acquistion Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(f)	12/01/15	15	17,062
Windstream Corp., Senior Unsecured Notes
8.12%(f)	08/01/13	20	21,650
8.62%(f)	08/01/16	25	27,375

			144,609

Transportation — 0.4%
Overseas Shipholding Group, Inc., Senior Unsecured Notes
7.50%	02/15/24	10	10,162
Union Pacific Corp., Senior Notes
6.62%	02/01/08	50	50,581

			60,743

Yankee — 3.4%
Eksportfinans ASA (Norway), Unsecured Notes
4.38%(j)	07/15/09	20	19,645
EnCana Corp. (Canada), Bonds
6.30%(j)	11/01/11	25	25,793
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(j)	05/01/14	10	10,060
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(j)	04/01/14	22	24,585
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%(j)	03/15/15	25	27,125
Scottish Power PLC (United Kingdom), Unsecured Notes
4.91%(j)	03/15/10	25	24,640
Swedish Export Credit Corp. (Sweden), Unsecured Notes
3.50%(j)	01/15/08	75	73,878
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
5.25%(j)	11/15/13	25	23,837
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(j)	09/15/10	10	10,741
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.75%(j)	02/15/11	75	79,080
6.38%(j)	10/15/11	15	15,697
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
7.75%(j)	02/15/10	135	143,867

			478,948

TOTAL CORPORATE BONDS
(Cost $3,203,890)			3,198,951

FOREIGN BONDS — 0.4%
Province of Manitoba (Canada), Senior Unsecured Notes (NZD)
6.38%	09/01/15	30	20,538
Province of Ontario (Canada), Unsecured Notes (NZD)
6.25%	06/16/15	50	33,816

TOTAL FOREIGN BONDS
(Cost $56,242)			54,354

TAXABLE MUNICIPAL BONDS — 1.5%
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B
3.60%	10/15/08	35	34,064
Port Authority of New York & New Jersey Revenue Notes, Series 04, Class XX
3.30%	09/15/07	125	123,219
Wisconsin General Revenue Bonds, Series 03, Class A
4.80%	05/01/13	50	49,008

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $210,167)			206,291

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 14.3%
Federal Home Loan Bank, Discount Notes
4.80%(k)	01/02/07	1,500	1,499,800
Galileo Money Market Fund		511	510,923

TOTAL SHORT TERM INVESTMENTS
(Cost $2,010,723)			2,010,723

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED ) (PERCENTAGE OF NET ASSETS)		NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS PURCHASED — 0.2%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $24,364)		40	(l)	$23,811

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $1,133)		3		1,453

PUT SWAPTIONS PURCHASED — 0.2%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		370	(l)	2,428
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		40	(l)	21,918
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		370	(l)	72
Citibank, Strike Rate -0.020%, Expires 06/01/07		630	(l)	6,511

TOTAL PUT SWAPTIONS PURCHASED
(Cost $34,002)				30,929

TOTAL INVESTMENTS IN SECURITIES — 125.3%
(Cost $17,728,340(a))				17,610,279

	MATURITY	PAR (000)
MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (4.3)%
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	$(200)		(196,562)
Federal National Mortgage Assoc. 30 Year TBA
6.00%	01/01/37	(400)		(402,625)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $602,094)				(599,187)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.4)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(30	)(l)	(6,741)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(80	)(l)	(33,920)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(40	)(l)	(19,768)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $63,650)				(60,429)

PUT SWAPTIONS WRITTEN — (0.3)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(30	)(l)	(8,106)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(740	)(l)	(1,081)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(80	)(l)	(23,216)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(40	)(l)	(10,230)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $66,610)				(42,633)

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.3)%
(including $6,999,514 of payable for investments purchased and $3,783,400 of receivable for investments sold)				(2,848,007)

NET ASSETS — 100.0%				$14,060,023

(a)	Cost for federal income tax purposes is $17,730,052. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$47,168
Gross unrealized depreciation	(166,941)

$(119,773)

(b)	Security, or a portion thereof, pledged as collateral with a value of $924,617 on 46 short U.S. Treasury Note futures contracts, 29 long U.S. Treasury Note futures contracts and 6 long U.S. Treasury Bond futures contracts expiring March 2007 and 34 short Euro-dollar futures contracts expiring June 2007. The value of such contracts on December 31, 2006 was $16,673,544, with an unrealized gain of $27,388 (including commissions of $285).
(c)	Security, or a portion thereof, subject to financing transactions.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Rates shown are the effective yields as of December 31, 2006.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 6.4% of its net assets, with a current market value of $904,620, in securities restricted as to resale.
(g)	The security is a perpetual bond and has no stated maturity date.
(h)	Security in default.
(i)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(j)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(k)	The rate shown is the effective yield at the time of purchase.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Bank, Unsecured Bonds
4.12%	02/15/08	$4,500	$4,446,229
Federal Home Loan Mortgage Corp., Unsecured Notes
3.00%	04/19/07	7,820	7,770,750
3.75%	02/27/09	10,025	9,735,298
Federal National Mortgage Assoc., Subordinated Notes
5.25%	08/01/12	3,070	3,084,926
4.62%	05/01/13	1,960	1,899,736
Federal National Mortgage Assoc., Unsecured Notes
2.71%	01/30/07	9,625	9,606,597
3.00%	04/19/07	5,600	5,564,731
4.15%	07/13/07	12,015	11,945,926
3.55%	11/16/07	8,985	8,856,775
3.25%	05/16/08	8,594	8,382,897
Small Business Administration Participation Certificates, Series 92-20H, Class 1
7.40%	08/01/12	543	561,504
Small Business Administration Participation Certificates, Series 96-20H, Class 1
7.25%	08/01/16	1,444	1,499,252
Small Business Administration Participation Certificates, Series 97-P10D, Class 1
6.51%	11/10/07	93	93,713
Small Business Administration Participation Certificates, Series 01-P10B, Class 1
6.34%(b)	08/01/11	1,217	1,254,603
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	5,690	5,440,581
U.S. Treasury Inflation Protected Notes
2.00%	07/15/14	4,355	4,524,983
2.50%	07/15/16	2,495	2,511,896
U.S. Treasury Notes
4.88%(c)	08/15/16	9,660	9,775,466
4.62%(c)	11/15/16	24,500	24,339,231

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $122,333,336)			121,295,094

MORTGAGE PASS-THROUGHS — 7.0%
Federal Home Loan Mortgage Corp. ARM
4.98%(b)	10/01/35	12,071	12,031,734
5.43%(b)	05/01/36	4,645	4,663,916
6.02%(b)	10/01/36	7,781	7,845,210
Federal National Mortgage Assoc.
8.50%	08/01/09	75	75,180
6.00%	05/16-10/36	24,516	24,685,879
5.50%	01/01/20	363	363,858
Federal National Mortgage Assoc. ARM
4.00%(b)	04/01/34	4,950	4,841,839
4.78%(b)	01/01/35	4,165	4,098,380
4.82%(b)	09/01/35	4,077	4,043,511

TOTAL MORTGAGE PASS-THROUGHS
(Cost $62,729,040)			62,649,507

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.6%
Bear Stearns Mortgage Trust, Series 04-12, Class 1A1
5.70%(b)	01/25/35	637	637,790
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(b)	11/25/34	4,191	4,199,589
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
3.66%	10/25/34	4,866	4,854,414
Countrywide Home Loans, Series 04-29, Class 1A1
5.62%(b)	02/25/35	1,680	1,682,673
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	48	47,770
Federal Home Loan Mortgage Corp., Series 2626, Class NA
5.00%	06/15/23	8,465	8,413,893
Federal Home Loan Mortgage Corp., Series 3131, Class MA
5.50%	11/15/27	4,244	4,258,278
Federal Home Loan Mortgage Corp., Series 3200, Class AD
5.50%	05/01/29	18,057	18,002,509
Federal National Mortgage Assoc., Series 89-16, Class B (PO)
10.61%(d)	03/25/19	94	78,080
Federal National Mortgage Assoc., Series 05-109, Class PV
6.00%	10/25/32	9,955	10,103,335
Federal National Mortgage Assoc., Series 05-29, Class AT
4.50%	04/25/35	4,083	4,013,023
Federal National Mortgage Assoc., Series 05-29, Class WB
4.75%	04/25/35	5,680	5,579,692
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	3,431	3,433,087
Federal National Mortgage Assoc., Series 05-62, Class CQ
4.75%	07/25/35	6,561	6,431,839
Federal National Mortgage Assoc., Series 05-83, Class LA
5.50%	10/25/35	9,292	9,301,176
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(e)	11/01/35	10,699	2,445,612
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3
6.42%	06/15/11	7,025	7,330,888
GSAA Home Equity Trust, Series 04-8, Class A3A
5.72%(b)	09/25/34	601	601,996
Mortgage IT Trust, Series 04-1, Class A1
5.74%(b)	11/25/34	5,663	5,678,034
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.41%(b)	07/25/36	5,877	5,874,331
Structured Mortgage Loan Trust, Series 04-13, Class A2
5.65%(b)	09/25/34	1,645	1,647,499

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Structured Mortgage Loan Trust, Series 04-6, Class 4A1
4.84%(b)	06/25/34	$8,474	$8,362,010
Summit Mortgage Trust, Series 00-1, Class B1
6.57%(b)(f)(g)	12/28/12	76	76,176
Wells Fargo Mortgage Backed Securities Trust, Series 04-5, Class A1
4.52%(b)	06/25/34	9,309	9,050,252

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $122,554,967)			122,103,946

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.7%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	4,710	4,889,056
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2
7.32%	10/15/32	2,005	2,122,793
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	2,781	2,792,073
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	5,900	5,870,905
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	6,185	6,077,447
Deutsche Alt-A Securities, Inc., Series 06-AR3, Class A3
5.44%(b)	08/25/36	10,320	10,322,186
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 99-CG2, Class A1B
7.30%	06/10/09	5,860	6,085,368
Federal National Mortgage Assoc. Grantor Trust, Series 02-T6, Class A1
3.31%	02/25/32	1,413	1,301,639
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class C
7.79%(f)	12/15/31	5,690	6,060,219
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%(b)	10/15/32	4,430	4,677,342
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	4,850	5,067,193
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97
7.43%	02/21/21	49	49,261
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.52%(e)	07/15/27	11,178	277,455
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	3,637	3,766,849
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	4,403	4,660,123
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	6,040	6,378,268
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(b)	05/10/40	5,830	5,907,204
J.P. Morgan Commercial Mortgage Finance Corp., Series 97-C5, Class E
7.61%	09/15/29	4,896	5,397,150
J.P. Morgan Mortgage Trust, Series 06-A2, Class 5A3
3.75%(b)	11/25/33	7,917	7,806,427
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A1
7.10%	10/15/32	174	174,072
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	3,244	3,268,941
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(b)	07/15/25	1,552	1,541,780
Nationslink Funding Corp., Series 99-SL, Class A6
6.61%	11/10/30	72	72,340
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(f)(h)	01/21/09	4,243	4,241,512
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(f)	05/25/36	3,410	3,358,225
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(e)(f)	05/25/36	56,580	2,991,384

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $106,479,546)			105,157,212

PROJECT LOANS — 0.0%
Federal Housing Authority, USGI Project, Series 56
7.46%
(Cost $511,667)	01/01/23	515	520,508

CERTIFICATE OF DEPOSIT — 1.4%
Barclays Bank PLC (United Kingdom)
5.37%(b)	03/13/09	11,655	11,659,079

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATE OF DEPOSIT (Continued)
SunTrust Bank, Inc.
4.42%	06/15/09	$1,375	$1,355,723

TOTAL CERTIFICATE OF DEPOSIT
(Cost $13,030,000)			13,014,802

ASSET BACKED SECURITIES — 21.6%
American Express Credit Account Master Trust, Series 06-01, Class A
5.38%(b)	12/15/13	6,850	6,856,431
Amresco Independence Funding, Inc., Series 00-1, Class A
6.40%(b)(f)	01/15/27	1,204	1,203,729
Bank One Issuance Trust, Series 02-A5, Class A5
5.47%(b)	06/15/10	8,375	8,384,541
Bear Stearns Securities, Inc., Series 06-3, Class A1
5.47%(b)	08/25/36	7,879	7,880,011
Boston Edison Co., Series 99-1, Class A4
6.91%	09/15/09	2,205	2,219,250
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(f)	01/20/09	11,650	11,653,029
Carrington Mortgage Loan Trust, Series 06-NC3, Class A1
5.37%(b)	01/25/31	7,263	7,263,439
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	6,100	6,005,365
Chase Issuance Trust, Series 05, Class A5
5.37%(b)	02/15/12	8,600	8,608,824
Chase Issuance Trust, Series 06, Class A3
5.34%(b)	07/15/11	5,825	5,829,471
Citibank Credit Card Issuance Trust, Series 04, Class A1
2.55%	01/20/09	7,880	7,868,941
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	8,375	8,263,206
Citigroup Mortgage Loan Trust, Inc., Series 06-HE2, Class A2A
5.37%(b)	08/25/36	8,021	8,021,409
Countrywide Certificates, Series 04-12, Class 2AV3
5.48%(b)	12/25/24	639	639,093
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(b)	06/25/27	89	89,045
Countrywide Certificates, Series 05-IM3, Class A1
5.47%(b)	04/25/28	2,704	2,704,122
Countrywide Certificates, Series 06-IM1, Class A1
5.44%(b)	09/25/28	2,060	2,059,953
DaimlerChrysler Auto Trust, Series 04-5, Class A3
3.18%	09/08/08	2,060	2,050,462
Discover Card Master Trust I, Series 05-1, Class A
5.36%(b)	09/16/10	5,650	5,653,204
Epoch, Series 02-2I, Class 2A-l
6.00%(b)(f)	05/30/07	4,900	4,912,250
First Franklin Mortgage Loan Certificates, Series 06-FF10, Class A2
5.37%(b)	07/25/36	4,052	4,051,815
Fremont Home Loan Trust, Series 06-2, Class 2A1
5.41%(b)	02/25/36	4,986	4,985,908
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	960	992,497
IFC Small Business Administration Loan-Backed Certificates, Series 97-1, Class A
6.25%(b)(f)	01/15/24	485	484,771
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.52%(b)	09/15/10	6,525	6,541,782
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	7,900	7,843,121
MBNA Credit Card Master Notes Trust, Series 05-A3, Class A3
4.10%	05/15/10	5,200	5,053,663
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	02/15/09	6,575	6,554,149
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.34%(b)	09/15/11	8,825	8,831,557
The Money Store Small Business Administration Loan Trust, Series 97-2, Class A
6.05%(b)	02/15/29	1,155	1,156,343
Novastar Home Equity Loan, Series 06-2, Class A2A
5.40%(b)	06/25/36	4,543	4,543,769
PBG Equipment Trust, Series 00-1A, Class A
6.27%(f)	01/20/12	711	711,746
PMC Capital LP, Series 98-1, Class A
7.25%(b)(f)	04/01/21	1,586	1,585,653
Popular Mortgage Pass-Through Trust, Series 06-D, Class A1
5.38%(b)	11/25/36	5,916	5,918,204
Residential Asset Mortgage Products, Inc., Series 05-NC1, Class AI1
5.44%(b)	09/25/27	2,164	2,164,607
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.47%(b)	11/25/35	4,114	4,114,412
Residential Asset Securities Corp., Series 06-EMX6, Class A1
5.38%(b)	10/25/30	7,393	7,393,519
Structured Asset Securities Corp., Series 03-AL1, Class A
3.36%(f)	04/25/31	2,240	2,014,172
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1
5.38%(b)	01/25/18	2,941	2,941,815

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Student Loan Marketing Assoc. Student Loan Trust, Series 05-8, Class A4
4.25%	01/25/28	$7,375	$7,224,845
SWB Loan-Backed Certificates, Series 99-1, Class A
7.38%(f)	05/15/25	1,296	1,308,820

TOTAL ASSET BACKED SECURITIES
(Cost $194,949,797)			194,582,943

CORPORATE BONDS — 32.1%
Aerospace — 0.5%
Raytheon Co., Senior Notes
6.75%	08/15/07	1,752	1,764,904
United Technologies Corp., Unsecured Notes
5.44%(b)	06/01/09	2,825	2,828,014

			4,592,918

Banks — 7.1%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	535	577,363
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	1,115	1,197,312
Bank of America Corp., Unsecured Notes
5.38%(b)	03/24/09	6,775	6,781,457
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	1,400	1,377,337
BankBoston N.A., Subordinated Bank Notes
6.38%	04/15/08	2,575	2,607,860
BankBoston N.A., Subordinated Notes
7.00%	09/15/07	450	453,676
Barclays Bank PLC (United Kingdom), Subordinated Notes
7.38%(b)(f)(i)		1,500	1,619,982
Citigroup, Inc., Subordinated Notes
6.38%	11/15/08	1,710	1,742,832
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	6,585	6,387,766
4.62%	08/03/10	860	844,600
Depfa ACS Bank (Ireland), Senior Secured Bonds
4.88%(f)	10/28/15	2,800	2,745,985
Deutsche Bank AG, Deposit Notes
5.34%(b)	03/15/07	1,975	1,974,941
HBOS Treasury Services PLC (United Kingdom), Unsecured Notes
3.75%(f)	09/30/08	1,360	1,324,380
HSBC Bank USA, Subordinated Notes
3.87%	06/07/07	9,700	9,637,939
J.P. Morgan Chase & Co., Senior Notes
2.62%	06/30/08	60	57,698
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.25%	05/30/07	609	608,767
3.70%	01/15/08	2,325	2,287,644
J.P. Morgan Chase & Co., Subordinated Notes
6.25%	02/15/11	1,500	1,546,851
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	1,485	1,464,975
4.00%	10/15/08	1,100	1,074,968
U.S. Bank N.A., Senior Bank Notes
2.40%	03/12/07	4,560	4,531,824
3.75%	02/06/09	850	825,922
U.S. Bank N.A., Subordinated Notes
6.30%	07/15/08	1,360	1,379,817
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	1,915	1,841,259
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(b)(i)		475	524,706
Wachovia Corp., Subordinated Notes
5.62%(j)	12/15/08	2,150	2,160,529
Wells Fargo & Co., Senior Unsecured Notes
5.25%	12/01/07	1,700	1,698,286
4.20%	01/15/10	675	657,583
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	3,150	3,091,234
4.88%	01/12/11	830	821,758

			63,847,251

Broadcasting — 0.3%
Cox Communications, Inc., Senior Unsecured Notes
7.75%	11/01/10	295	317,267
7.12%	10/01/12	900	959,460
News America Holdings, Inc., Secured Notes
8.50%	02/23/25	650	769,283
News America Holdings, Inc., Senior Debentures
9.50%	07/15/24	550	701,212

			2,747,222

Computer Software & Services — 0.4%
Oracle Corp., Unsecured Notes
5.00%	01/15/11	3,650	3,613,259

Energy & Utilities — 1.4%
American Electric Power Co., Senior Notes
4.71%(b)	08/16/07	1,205	1,199,088
Dominion Resources, Inc., Senior Unsecured Notes
5.12%	12/15/09	455	452,096
DTE Energy Co., Senior Unsecured Notes
5.63%	08/16/07	1,475	1,475,460
NiSource Finance Corp., Secured Notes
7.88%	11/15/10	2,400	2,591,429
NiSource Finance Corp., Unsecured Notes
5.94%(b)	11/23/09	2,450	2,450,728

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
PECO Energy Co., First Refunding Mortgages
5.95%	11/01/11	$1,900	$1,947,401
Virginia Electric and Power Co., Unsecured Notes
5.73%	11/25/08	2,514	2,523,447

			12,639,649

Entertainment & Leisure — 1.2%
Comcast Cable Communications Corp., Senior Notes
8.38%	05/01/07	340	343,146
Comcast Cable Communications Corp., Senior Unsecured Notes
5.45%	11/15/10	4,000	4,014,328
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/01/13	735	817,287
8.75%	08/01/15	965	1,141,387
Comcast Corp., Unsecured Notes
5.90%	03/15/16	1,250	1,253,565
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	1,110	1,161,957
Time Warner Cos., Inc., Unsecured Notes
6.00%	11/15/16	2,000	1,991,660
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	300	337,350

			11,060,680

Finance — 8.1%
Aetna, Inc., Senior Unsecured Notes
6.00%	06/15/16	4,170	4,296,605
Archstone-Smith Trust Corp., Senior Unsecured Notes
5.00%	08/15/07	850	847,844
Associates Corp. N.A., Senior Notes
6.25%	11/01/08	2,000	2,030,666
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(f)	08/15/15	680	647,727
The Bear Stearns Cos., Inc., Unsecured Notes
3.25%	03/25/09	3,500	3,357,739
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	2,400	2,379,050
4.12%	01/15/10	1,025	996,182
Cable & Wireless Optus Finance Ltd. (Australia), Unsecured Notes
8.00%(f)	06/22/10	1,425	1,529,072
Federated Retail Holdings, Inc., Senior Unsecured Notes
5.90%	12/01/16	1,400	1,397,823
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	785	777,452
3.50%(k)	08/15/07	3,820	3,781,330
5.42%(b)	01/15/08	7,635	7,642,269
4.12%	09/01/09	1,115	1,087,122
4.88%	10/21/10	4,120	4,076,658
5.00%	11/15/11	8,255	8,194,483
HSBC Finance Corp., Senior Unsecured Notes
5.75%	01/30/07	500	500,161
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
5.75%	04/11-07/11	4,500	4,588,178
Morgan Stanley, Senior Notes
5.40%(b)	03/07/08	7,445	7,450,428
5.62%	01/09/12	1,145	1,163,870
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	350	369,940
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	4,855	4,823,452
Nationwide Building Society (United Kingdom), Unsecured Notes
2.62%(f)	01/30/07	2,045	2,041,023
4.25%(f)	02/01/10	350	339,083
Principal Life Global Funding, Inc., Unsecured Notes
3.62%(f)	04/30/08	1,085	1,058,604
Prudential Financial, Inc., Senior Unsecured Notes
3.75%	05/01/08	1,375	1,342,499
Prudential Funding LLC, Senior Unsecured Notes
6.60%(f)	05/15/08	810	821,253
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	1,450	1,446,962
SP Powerassets Ltd. (Singapore), Unsecured Notes
3.80%(f)	10/22/08	1,325	1,291,847
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(f)	11/15/16	3,150	3,140,859

			73,420,181

Insurance — 1.3%
Allstate Financial Global Funding, Unsecured Notes
5.25%(f)	02/01/07	1,430	1,429,881
ASIF Global Financing, Unsecured Notes
3.90%(f)	10/22/08	320	312,173
CHUBB Corp., Senior Unsecured Notes
4.93%	11/16/07	2,925	2,913,168
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes
2.55%(f)	07/15/08	2,535	2,429,437
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(f)	06/19/08	1,540	1,474,002
New York Life Global Funding, Unsecured Notes
3.88%(f)	01/15/09	2,945	2,865,821
TIAA Global Markets, Senior Unsecured Notes
3.88%(f)	01/22/08	520	511,362

			11,935,844

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Medical & Medical Services — 0.6%
UnitedHealth Group, Inc., Unsecured Notes
5.25%	03/15/11	$2,600	$2,591,090
WellPoint, Inc., Unsecured Notes
3.50%	09/01/07	630	621,491
5.00%	01/15/11	1,925	1,901,509

			5,114,090

Motor Vehicles — 0.5%
DaimlerChrysler N.A. Holding Corp., Senior Unsecured Notes
5.75%	09/08/11	2,125	2,119,641
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.88%	06/15/10	2,000	1,949,606
6.50%	11/15/13	475	487,685

			4,556,932

Oil & Gas — 1.6%
Anadarko Petroleum Corp., Senior Unsecured Notes
3.25%	05/01/08	1,600	1,550,600
5.95%	09/15/16	2,200	2,204,605
ConocoPhillips, Senior Unsecured Notes
8.75%	05/25/10	2,400	2,659,390
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	1,850	1,846,712
Ocean Energy, Inc., Senior Unsecured Notes
4.38%	10/01/07	1,660	1,646,967
Oneok, Inc., Senior Unsecured Notes
5.51%	02/16/08	2,410	2,408,289
Texas Eastern Transmission LP, Senior Unsecured Notes
5.25%	07/15/07	1,590	1,585,666
Tosco Corp., Senior Unsecured Notes
7.25%	01/01/07	805	805,000

			14,707,229

Pharmaceuticals — 0.5%
Abbott Laboratories, Unsecured Notes
5.60%	05/15/11	1,880	1,905,963
Merck & Co., Inc., Unsecured Notes
2.50%	03/30/07	1,640	1,629,268
Schering-Plough Corp., Senior Notes
5.55%(b)	12/01/13	795	797,303

			4,332,534

Real Estate — 0.4%
Avalonbay Communities, Inc., Senior Unsecured Notes
5.00%	08/01/07	1,380	1,376,077
The Rouse Co., Unsecured Notes
3.62%	03/15/09	600	567,878
5.38%	11/26/13	1,405	1,305,814

			3,249,769

Retail Merchandising — 0.5%
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	820	833,335
May Department Stores Co., Debentures
7.45%	10/15/16	860	928,021
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	2,710	2,683,645

			4,445,001

Telecommunications — 1.6%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,235	1,406,745
Lenfest Communications, Inc., Senior Notes
7.62%	02/15/08	1,815	1,857,359
SBC Communications, Inc., Senior Unsecured Notes
5.88%	02/01/12	130	132,448
SBC Communications, Inc., Unsecured Notes
4.21%(f)	06/05/21	1,900	1,889,645
Sprint Capital Corp., Senior Unsecured Notes
7.62%	01/30/11	1,125	1,204,539
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	3,025	2,948,247
Verizon New Jersey, Inc., Senior Debentures
5.88%	01/17/12	5,015	5,080,340

			14,519,323

Transportation — 0.2%
Union Pacific Corp., Unsecured Notes
7.25%	11/01/08	1,750	1,805,848

Yankee — 5.9%
Canadian National Railway Co. (Canada), Senior Unsecured Notes
4.25%(l)	08/01/09	2,075	2,027,989
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(b)(l)	04/09/09	4,635	4,638,689
Eksportfinans ASA (Norway), Unsecured Notes
4.38%(l)	07/15/09	6,550	6,433,751
5.50%(l)	05/25/16	4,100	4,221,528
EnCana Corp. (Canada), Unsecured Notes
4.60%(l)	08/15/09	175	171,711
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(l)	05/01/14	980	985,825
KFW Bankengruppe (Germany), Senior Unsecured Notes
3.25%(l)	09/21/07	3,400	3,350,163

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
National Westminster Bank (United Kingdom), Subordinated Notes
7.75%(b)(i)(l)		$1,550		$1,570,982
Scottish Power PLC (United Kingdom), Unsecured Notes
4.91%(l)	03/15/10	2,300		2,266,892
Swedish Export Credit Corp. (Sweden), Unsecured Notes
3.50%(j)(l)	01/15/08	6,625		6,525,850
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
5.25%(l)	11/15/13	1,690		1,611,396
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(l)	10/01/15	600		560,465
Telefonica Emisiones Sau (Spain), Senior Unsecured Notes
6.42%(l)	06/20/16	2,200		2,269,560
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(l)	09/15/10	510		547,762
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.38%(l)	10/15/11	2,660		2,783,666
United Mexican States (Mexico), Senior Unsecured Notes
5.62%(l)	01/15/17	730		730,730
United Mexican States (Mexico), Unsecured Bonds
11.50%(l)	05/15/26	215		347,763
United Mexican States (Mexico), Unsecured Notes
7.50%(l)	04/08/33	70		82,600
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
3.95%(l)	01/30/08	2,595		2,556,215
7.75%(l)	02/15/10	1,845		1,966,185
Vodafone Group PLC (United Kingdom), Unsecured Notes
5.42%(b)(l)	06/29/07	3,700		3,700,167
5.45%(b)(l)	12/28/07	3,455		3,456,665
5.00%(l)	09/15/15	110		104,711

				52,911,265

TOTAL CORPORATE BONDS
(Cost $291,511,905)				289,498,995

TAXABLE MUNICIPAL BONDS — 1.3%
New York Sales Tax Asset Receivable Corp. Revenue Bonds, Series 04, Class B
3.83%	10/15/09	1,280		1,237,952
Oregon School Board Taxable Pension Deferred Interest Bonds, Series 03, Class A
3.34%(m)	06/30/07	2,700		2,628,045
Port Authority of New York & New Jersey Revenue Notes, Series 04, Class XX
3.30%	09/15/07	4,200		4,140,150
Texas Public Finance Authority Taxable Revenue Bonds, Series 03
3.12%	06/15/07	2,020		2,000,184
Wisconsin General Revenue Bonds, Series 03, Class A
4.80%	05/01/13	1,910		1,872,086

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $12,060,250)				11,878,417

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 1.1%
U.S. Treasury Bills
4.96%(n)	02/15/07	1,000		993,806
Galileo Money Market Fund		8,495		8,494,824

TOTAL SHORT TERM INVESTMENTS
(Cost $9,488,630)				9,488,630

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $767,466)		1,260	(o)	750,033

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		11,020	(o)	72,310
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		1,260	(o)	690,410
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		11,020	(o)	2,162
Citibank, Strike Rate -0.020%, Expires 06/01/07		17,980	(o)	185,819

TOTAL PUT SWAPTIONS PURCHASED
(Cost $1,048,041)				950,701

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 103.4%
(Cost $937,464,645)				931,890,788

		NUMBER OF SHARES
AFFILIATED INVESTMENTS — SHORT TERM — 0.9%
Institutional Money Market Trust(p)
(Cost $7,920,700)		7,920,700		7,920,700

TOTAL INVESTMENTS IN SECURITIES — 104.3%
(Cost $945,385,345(a))				939,811,488

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO II (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(1,220	)(o)	$(274,131)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(o)	(941,280)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(1,250	)(o)	(617,763)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $2,007,585)			(1,833,174)

PUT OPTIONS WRITTEN — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07 (Premiums received $(35,513))	94		45,531

PUT SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(1,220	)(o)	(329,644)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07	(22,040	)(o)	(32,180)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(2,220	)(o)	(644,244)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(1,250	)(o)	(319,700)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $2,095,745)			(1,325,768)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.9)%			(7,920,700)
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%			(27,773,546)

NET ASSETS — 100.0%			$901,003,831

(a)	Cost for federal income tax purposes is $945,424,975. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,425,734
Gross unrealized depreciation	(8,039,221)

$(5,613,487)

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	Security, or a portion thereof, subject to financing transactions.
(d)	Interest rate of underlying collateral.
(e)	Rates shown are the effective yields as of December 31, 2006.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 7.6% of its net assets, with a current market value of $68,073,822, in securities restricted as to resale.
(g)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $76,176, which represents less than 0.1% of net assets.
(h)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.5% of its net assets, with a current market value of $4,241,512, in these securities.
(i)	The security is a perpetual bond and has no stated maturity date.
(j)	Total or partial security on loan.
(k)	Security, or a portion thereof, pledged as collateral with a value of $2,969,631 on 639 short U.S. Treasury Note futures contracts and 1,270 long U.S. Treasury Note futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $203,620,250, with an unrealized loss of $780,936 (including commissions of $3,755).
(l)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(m)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(n)	The rate shown is the effective yield at the time of purchase.
(o)	Each swaption contract is equivalent to $10,000 notional amount.
(p)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.0%
Federal National Mortgage Assoc., Unsecured Notes
4.00%	01/26/09	$3,445	$3,376,517
Resolution Funding Corp., Strip Bonds
6.29%(b)	07/15/18	100	56,497
6.30%(b)	10/15/18	100	55,760
Small Business Administration Participation Certificates, Series 02-P10B, Class 1
5.20%	08/10/12	350	350,869
Small Business Administration Participation Certificates, Series 04-P10A, Class 1
4.50%	02/01/14	1,284	1,244,616
U.S. Treasury Bonds
8.75%(c)	08/15/20	5,400	7,465,500
4.50%(c)(d)	02/15/36	4,960	4,716,652
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	3,940	3,767,292
U.S. Treasury Inflation Protected Notes
2.00%	01/15/14	1,650	1,750,424
2.50%	07/15/16	820	825,553
U.S. Treasury Notes
4.62%(c)	09/08-11/16	24,830	24,721,742
4.88%(c)	08/15/16	8,000	8,095,624
U.S. Treasury Strip
4.77%(b)(d)	11/15/27	6,285	2,274,234

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $59,356,899)			58,701,280

MORTGAGE PASS-THROUGHS — 35.3%
Federal Home Loan Mortgage Corp. ARM
4.86%(e)	09/01/35	1,880	1,865,723
6.15%(e)	08/01/36	2,766	2,803,991
5.96%(e)	12/01/36	2,125	2,126,466
5.98%(e)	01/01/37	3,300	3,309,207
Federal Home Loan Mortgage Corp. Gold
4.00%	05/10-05/19	654	631,896
6.00%	05/13-08/17	488	494,921
5.50%	08/17-10/17	277	277,708
4.50%	05/18-08/20	5,737	5,542,875
5.00%	12/18-05/36	4,183	4,110,328
6.50%	04/31-12/34	1,006	1,026,898
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	01/01/22	2,600	2,553,689
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	01/01/37	8,000	8,057,504
Federal National Mortgage Assoc.
6.28%	08/01/11	1,800	1,868,361
5.50%	07/14-06/36	28,536	28,324,650
6.50%	03/16-09/36	10,033	10,223,519
5.00%	09/17-04/36	18,190	17,782,785
4.00%	05/19-05/20	2,887	2,721,051
4.50%	03/20-07/21	2,957	2,853,699
6.00%	08/21-08/35	13,754	13,923,646
7.00%	03/31-07/34	315	323,643
Federal National Mortgage Assoc. 15 Year TBA
5.50%	01/01/22	18,900	18,894,103
6.00%	01/01/22	4,000	4,055,000
Federal National Mortgage Assoc. 30 Year TBA
4.50%	01/01/37	4,300	4,028,563
5.50%	01/01/37	4,000	3,952,500
6.00%	01/01/37	11,000	11,068,750
Federal National Mortgage Assoc. ARM
4.57%(e)	01/01/35	2,129	2,110,439
Government National Mortgage Assoc. I
6.00%	11/28-06/32	865	878,313
6.50%	04/15/31	162	166,893
7.00%	06/31-09/31	202	208,552
5.50%	11/33-02/35	850	847,103
Government National Mortgage Assoc. II ARM
3.75%(e)	05/20/34	1,891	1,858,357

TOTAL MORTGAGE PASS-THROUGHS
(Cost $159,267,768)			158,891,133

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
Bank of America Alternative Loan Trust, Series 04-7, Class 4A1
5.00%	08/25/19	1,192	1,164,825
Countrywide Alternative Loan Trust, Series 04-18CB, Class 2A5
5.77%(e)	09/25/34	868	871,199
Countrywide Home Loans, Series 04-29, Class 1A1
5.62%(e)	02/25/35	415	415,569
Federal Home Loan Mortgage Corp., Series 04-2877, Class PA
5.50%	07/15/33	1,375	1,376,976
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(b)	08/01/35	2,975	711,472
Federal Home Loan Mortgage Corp., Series 2825, Class VP
5.50%	06/15/15	1,224	1,229,816
Federal Home Loan Mortgage Corp., Series 2922, Class GA
5.50%	05/15/34	2,489	2,491,370
Federal Home Loan Mortgage Corp., Series 2927, Class BA
5.50%	10/15/33	1,970	1,976,004
Federal Home Loan Mortgage Corp., Series 3242, Class QA
5.50%	03/15/30	3,260	3,270,562
Federal National Mortgage Assoc., Series 99-7, Class AB
6.00%	03/25/29	761	768,011
Federal National Mortgage Assoc., Series 02-73, Class AN
5.00%	11/25/17	1,800	1,764,452
Federal National Mortgage Assoc., Series 03-35, Class TE
5.00%	05/25/18	1,680	1,645,187

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 04-29, Class HC
7.50%	07/25/30	$1,332	$1,402,498
Federal National Mortgage Assoc., Series 04-60, Class LB
5.00%	04/25/34	2,107	2,068,225
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	1,441	1,436,668
Federal National Mortgage Assoc., Series 05-15, Class PL
5.50%	03/25/35	1,771	1,775,441
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	1,288	1,289,104
Federal National Mortgage Assoc., Series 05-70, Class NA
5.50%	08/25/35	1,075	1,075,728
Federal National Mortgage Assoc., Series 05-80, Class PB
5.50%	04/25/30	1,474	1,477,244
Federal National Mortgage Assoc., Series 363, Class 2 (IO)
5.50%(b)	11/01/35	2,973	701,098
Federal National Mortgage Assoc., Series 367, Class 2 (IO)
5.50%(b)	01/25/36	3,341	787,294
Federal National Mortgage Assoc., Series 379, Class 5 (IO)
5.00%(b)	05/25/36	4,765	1,092,892
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A
5.66%(e)	11/19/35	1,576	1,580,463
IndyMac Index Mortgage Loan Trust, Series 06-AR41, Class A3
5.53%(e)	01/25/37	2,700	2,700,000
J.P. Morgan Mortgage Trust, Series 06-A2, Class 4A1
3.88%(e)	08/25/34	3,324	3,255,155
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C3, Class A2
7.95%	05/15/25	2,525	2,699,491
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	1,245	1,318,453
Lehman Brothers-UBS Commercial Mortgage Trust, Series 02-C7, Class A2
3.90%	12/15/26	510	503,184
Luminent Mortgage Trust, Series 06-7, Class 1A1
5.53%(e)	05/25/36	3,700	3,699,974
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.41%(e)	07/25/36	2,122	2,121,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,087,606)			48,669,641

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.1%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	1,932	2,005,007
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	1,400	1,486,829
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4
5.20%	12/01/38	2,725	2,687,782
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	285	297,400
Chase Commercial Mortgage Securities Corp., Series 00-1, Class A2
7.76%	04/15/32	445	470,678
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	1,144	1,148,579
Countrywide Alternative Loan Trust, Series 06-OC11, Class 2A1
5.45%(e)	12/29/36	3,450	3,450,000
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	3,744	3,794,711
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CK6, Class A3
6.39%	10/15/11	325	339,177
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	2,415	2,403,091
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5
3.94%	05/15/38	2,320	2,154,541
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	2,097	2,211,631
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	4,600	4,548,250
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	2,160	2,266,182
General Electric Capital Commercial Mortgage Corp., Series 01-3, Class A2
6.07%	06/10/38	1,670	1,729,019
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	1,730	1,807,473
General Electric Capital Commercial Mortgage Corp., Series 05-C4, Class A4
5.33%(e)	11/10/45	2,900	2,912,818
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C2, Class A2
6.94%	09/15/33	1,384	1,426,278

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	$1,218	$1,261,676
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	1,490	1,577,237
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	1,305	1,381,145
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(e)	05/10/40	2,465	2,497,643
Goldman Sachs Mortgage Securities Corp. II, Series 99-C1, Class A2
6.11%(e)	11/18/30	1,494	1,507,089
Goldman Sachs Mortgage Securities Corp. II, Series 03-C1, Class X2 (IO)
0.95%(b)(f)	01/10/40	20,950	362,322
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4
4.96%	08/10/38	1,625	1,607,776
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3
4.57%	08/10/42	2,445	2,373,946
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	820	856,466
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3
6.46%	11/15/35	2,120	2,224,561
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	1,146	1,181,548
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B
6.21%	10/15/35	875	884,320
Morgan Stanley Capital I, Series 06-IQ12, Class A4
5.33%(e)	12/15/43	2,470	2,459,338
Morgan Stanley Capital Investments, Series 98-HF2, Class A2
6.48%	11/15/30	282	285,212
Morgan Stanley Capital Investments, Series 99-FNV1, Class A2
6.53%	03/15/31	489	497,000
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2
6.60%	05/10/34	2,190	2,297,211
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2
7.08%(e)	01/18/09	1,536	1,573,662
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	1,650	1,714,262
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3
6.50%	10/13/11	1,960	2,055,169
Structured Asset Receivables Trust, Series 03-2
5.72%(e)(f)(g)	01/21/09	1,040	1,039,748
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(b)(f)	05/25/36	23,127	1,222,735

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $68,904,423)			67,999,512

CERTIFICATE OF DEPOSIT — 1.1%
Barclays Bank PLC (United Kingdom)
5.37%(e)	03/13/09	4,665	4,666,633
SunTrust Bank, Inc.
4.42%	06/15/09	430	423,971

TOTAL CERTIFICATE OF DEPOSIT
(Cost $5,095,000)			5,090,604

ASSET BACKED SECURITIES — 23.7%
American Express Credit Account Master Trust, Series 05-3, Class A
5.35%(e)	01/18/11	2,675	2,670,708
American Express Credit Account Master Trust, Series 06-01, Class A
5.38%(e)	12/15/13	2,850	2,852,676
Asset Securitization Corp., Series 97-D5, Class A1C
6.75%	02/14/41	891	898,807
Bank One Issuance Trust, Series 02-A5, Class A5
5.47%(e)	06/15/10	3,450	3,453,930
Bank One Issuance Trust, Series 02-A6, Class A
5.54%(e)	06/15/12	3,650	3,671,478
Bank One Issuance Trust, Series 03, Class A3
5.46%(e)	12/15/10	2,375	2,379,040
Bear Stearns Securities, Inc., Series 06-EC1, Class A1
5.43%(e)	08/25/29	821	820,638
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	2,650	2,631,491
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(f)	01/20/09	4,650	4,651,209
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1
5.42%(e)	07/25/36	2,046	2,045,731
Carrington Mortgage Loan Trust, Series 06-NC5, Class A1
5.40%(e)	01/25/37	3,475	3,475,000
Chase Credit Card Master Trust, Series 02-7, Class A
5.47%(e)	02/15/10	2,750	2,753,133
Chase Credit Card Master Trust, Series 04-2, Class A
5.39%(e)	09/15/09	3,125	3,125,660

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	$2,275	$2,239,706
Chase Issuance Trust, Series 05, Class A5
5.37%(e)	02/15/12	3,600	3,603,694
Chase Issuance Trust, Series 06, Class A3
5.34%(e)	07/15/11	2,375	2,376,823
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	1,805	1,749,831
Citibank Credit Card Issuance Trust, Series 03-A3, Class A3
3.10%	03/10/10	1,125	1,097,043
Citibank Credit Card Issuance Trust, Series 03-A9, Class A9
5.46%(e)	11/22/10	3,525	3,531,360
Citibank Credit Card Issuance Trust, Series 04, Class A1
2.55%	01/20/09	3,270	3,265,411
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2
4.85%	02/10/11	2,550	2,536,639
Countrywide Alternative Loan Trust, Series 06-OC10, Class 2A1
5.41%(e)	11/25/36	2,251	2,251,447
Countrywide Certificates, Series 04-13, Class AV4
5.64%(e)	06/25/35	531	531,452
Countrywide Certificates, Series 05-BC5, Class 3A1
5.45%(e)	10/25/27	416	416,180
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(e)	06/25/27	33	33,141
Countrywide Certificates, Series 06-25, Class 2A1
5.42%(e)	01/25/37	3,800	3,799,619
Countrywide Certificates, Series 06-8, Class 2A1
5.38%(e)	07/25/36	2,313	2,313,620
Discover Card Master Trust I, Series 05-1, Class A
5.36%(e)	09/16/10	2,350	2,351,332
Long Beach Mortgage Loan Trust, Series 06-11, Class 2A1
5.41%(e)(h)	01/25/37	2,750	2,750,000
Maryland Trust, Series 06-I, Class A
5.55%(f)	12/10/49	2,500	2,477,563
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.52%(e)	09/15/10	2,725	2,732,008
MBNA Credit Card Master Notes Trust, Series 03, Class A7
2.65%	11/15/10	3,250	3,135,799
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6
2.75%	10/15/10	1,500	1,451,836
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	2,620	2,601,136
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.34%(e)	09/15/11	3,650	3,652,712
Morgan Stanley Capital Investments, Series 06-HE2, Class A2A
5.42%(e)	03/25/36	2,253	2,252,678
New Century Home Equity Loan Trust, Series 05-3, Class A2B
5.53%(e)	07/25/35	2,512	2,512,426
Novastar Home Equity Loan, Series 06-2, Class A2A
5.40%(e)	06/25/36	1,889	1,889,165
Residential Asset Mortgage Products, Inc., Series 06-EFC2, Class A1
5.41%(e)	12/25/36	3,075	3,075,345
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1
5.43%(e)	07/25/36	2,679	2,679,581
Structured Asset Investment Loan Trust, Series 06-1, Class A1
5.43%(e)	01/25/36	1,302	1,302,382
Structured Asset Securities Corp., Series 03-AL2, Class A
3.36%(f)	01/25/31	665	609,431
Structured Asset Securities Corp., Series 06-BC6, Class A2
5.43%(e)	01/25/37	3,325	3,325,000
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B
5.39%(e)	07/27/26	2,800	2,802,214

TOTAL ASSET BACKED SECURITIES
(Cost $107,099,343)			106,776,075

CORPORATE BONDS — 16.0%
Aerospace — 0.3%
United Technologies Corp., Unsecured Notes
5.44%(e)	06/01/09	1,150	1,151,227

Banks — 5.3%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	45	48,563
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	75	80,537
Bank of America Corp., Unsecured Notes
5.38%(e)	03/24/09	2,725	2,727,597
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	400	393,525
Citigroup, Inc., Senior Unsecured Notes
4.25%	07/29/09	1,010	988,393
Citigroup, Inc., Subordinated Notes
6.12%	08/25/36	300	312,389
Citigroup, Inc., Unsecured Notes
3.62%(i)	02/09/09	1,010	980,133
4.12%	02/22/10	2,475	2,400,869
Depfa ACS Bank (Ireland), Senior Notes
3.62%	10/29/08	850	827,832
Deutsche Bank AG, Deposit Notes
5.34%(e)	03/15/07	800	799,976

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Banks (Continued)
HBOS Treasury Services PLC (United Kingdom), Unsecured Notes
3.50%(f)	11/30/07	$350	$344,261
3.75%(f)	09/30/08	505	491,773
HSBC Bank USA, Subordinated Notes
3.87%	06/07/07	1,875	1,863,004
4.62%	04/01/14	415	395,570
J.P. Morgan Chase & Co., Senior Notes
2.62%	06/30/08	220	211,559
J.P. Morgan Chase & Co., Subordinated Notes
5.75%	10/15/08	375	376,947
7.12%	06/15/09	100	104,303
Rabobank Nederland (Netherlands), Senior Notes
5.37%(e)(f)	04/06/09	5,200	5,201,300
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	665	656,032
4.00%	10/15/08	325	317,604
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	115	113,993
U.S. Bank N.A., Senior Bank Notes
2.40%	03/12/07	715	710,582
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(e)(j)		40	44,186
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	45	44,359
5.41%(e)	03/23/09	1,575	1,575,194
Wachovia Corp., Subordinated Notes
6.30%	04/15/28	440	444,922
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	600	584,518
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	255	250,243
4.88%	01/12/11	740	732,652

			24,022,816

Broadcasting — 0.1%
BSKYB Finance PLC (United Kingdom), Senior Unsecured Notes
6.50%(f)	10/15/35	50	49,448
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	30	31,388
Echostar DBS Corp., Senior Notes
6.38%	10/01/11	5	4,969
7.00%	10/01/13	30	29,962
Echostar DBS Corp., Senior Unsecured Notes
7.12%	02/01/16	30	30,000
News America Holdings, Inc., Senior Debentures
7.12%	04/08/28	125	131,891
7.62%	11/30/28	140	156,990

			434,648

Chemicals — 0.1%
Lyondell Chemical Co., Senior Unsecured Notes
8.00%	09/15/14	105	108,938
8.25%	09/15/16	180	189,000

			297,938

Computer Software & Services — 0.0%
Sungard Data Systems, Inc., Senior Unsecured Notes
9.97%(e)	08/15/13	25	25,969

Construction — 0.0%
International Steel Group, Inc., Senior Unsecured Notes
6.50%	04/15/14	20	20,550

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes
6.38%	10/15/15	50	49,500

Energy & Utilities — 0.3%
AES Ironwood LLC, Senior Secured Notes
8.86%	11/30/25	91	102,327
AES Red Oak LLC, Senior Secured Notes
9.20%	11/30/29	50	56,375
Centerpoint Energy, Inc., Senior Unsecured Notes
7.25%	09/01/10	480	505,740
Florida Power & Light Co., First Mortgage Bonds
5.62%	04/01/34	150	147,522
Midwest Generation LLC, Pass-Through Certificates
8.56%	01/02/16	96	105,842
Midwest Generation LLC, Senior Secured Notes
8.75%	05/01/34	45	48,825
NRG Energy, Inc., Senior Unsecured Notes
7.38%	02/01/16	90	90,450
Orion Power Holdings, Inc., Senior Unsecured Notes
12.00%	05/01/10	115	130,525
Reliant Energy, Inc., Senior Secured Notes
6.75%	12/15/14	90	87,975
TXU Corp., Senior Unsecured Notes
4.80%	11/15/09	300	292,782

			1,568,363

Entertainment & Leisure — 0.6%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	08/01/13	150	166,793
8.75%	08/01/15	360	425,803
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	125	125,883
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	155	165,741

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
Comcast Corp., Unsecured Notes
5.90%	03/15/16	$425	$426,212
Harrahs Operating Co., Inc., Senior Notes
5.75%	10/01/17	100	83,781
MGM Mirage, Inc., Senior Notes
6.00%	10/01/09	105	104,737
Time Warner Cos., Inc., Senior Debentures
8.38%	03/15/23	150	175,974
7.57%	02/01/24	720	791,231
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	200	209,362

			2,675,517

Finance — 3.7%
Associates Corp. N.A., Senior Notes
6.25%	11/01/08	275	279,216
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(f)	08/15/15	340	323,864
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	410	406,421
3.38%	10/15/08	500	484,586
4.12%	01/15/10	105	102,048
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.62%	12/01/13	40	38,600
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	545	535,104
General Electric Capital Corp., Senior Unsecured Notes
6.50%	12/10/07	200	202,194
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	240	237,692
5.42%(e)	01/15/08	3,810	3,813,627
4.12%	09/01/09	470	458,248
5.00%	11/15/11	3,780	3,752,289
HSBC Finance Corp., Senior Unsecured Notes
4.75%	05/15/09	340	336,322
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.12%(f)	12/01/14	185	185,925
Morgan Stanley, Senior Notes
5.40%(e)	03/07/08	3,000	3,002,187
5.62%	01/09/12	360	365,933
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	250	264,243
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	705	700,419
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(f)	07/31/07	850	840,838
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(f)	02/01/10	70	67,817
TDS Investor Corp., Senior Unsecured Notes
9.88%(f)	09/01/14	80	80,400
USAA Capital Corp., Senior Unsecured Notes
4.00%(f)	12/10/07	370	364,994

			16,842,967

Insurance — 0.5%
American General Corp., Senior Unsecured Notes
7.50%	08/11/10	150	160,949
Metlife, Inc., Junior Subordinated Debentures
6.40%	12/15/36	910	917,617
TIAA Global Markets, Senior Unsecured Notes
3.88%(f)	01/22/08	465	457,275
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	410	403,401
5.85%	01/15/36	195	189,432

			2,128,674

Leasing — 0.0%
United Rentals N.A., Inc., Senior Unsecured Notes
6.50%	02/15/12	40	39,500

Manufacturing — 0.1%
Belvoir Land LLC, Unsecured Notes
5.27%(f)	12/15/47	325	303,261
Briggs & Stratton Corp., Senior Unsecured Notes
8.88%	03/15/11	50	54,125

			357,386

Medical & Medical Services — 0.1%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%	08/15/13	40	41,200
6.12%	12/15/14	100	96,750
Triad Hospitals, Inc., Senior Subordinated Notes
7.00%	11/15/13	330	332,063

			470,013

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	65	63,611

Oil & Gas — 0.5%
ANR Pipeline Co., Senior Debentures
9.62%	11/01/21	5	6,635
7.38%	02/15/24	5	5,605
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%	06/15/15	55	54,450
6.25%	01/15/18	20	19,250
6.88%	11/15/20	45	44,212
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	45	46,790
Consolidated Natural Gas, Inc., Senior Debentures
5.00%	03/01/14	235	226,656

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
Consolidated Natural Gas, Inc., Senior Unsecured Notes
6.25%	11/01/11	$150	$154,925
El Paso Natural Gas Co., Debentures
8.62%	01/15/22	130	157,441
El Paso Natural Gas Co., Senior Unsecured Notes
8.38%	06/15/32	5	6,055
Enterprise Products Operating LP, Senior Unsecured Notes
4.00%	10/15/07	225	222,248
4.95%	06/01/10	450	442,401
KCS Energy, Inc., Senior Unsecured Notes
7.12%	04/01/12	35	34,038
Northwest Pipeline Corp., Senior Unsecured Notes
8.12%	03/01/10	100	104,125
Phillips Petroleum Co., Senior Debentures
7.00%	03/30/29	80	90,061
Sabine Pass LNG LP, Notes
7.50%(f)	11/30/16	315	313,819
Targa Resources, Inc., Senior Unsecured Notes
8.50%(f)	11/01/13	10	10,075
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%	07/15/12	180	203,400
The Williams Cos., Inc., Senior Unsecured Notes
7.62%	07/15/19	70	74,900
7.75%	06/15/31	25	26,250

			2,243,336

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/47	75	79,921
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	550	544,032

			623,953

Real Estate — 0.4%
American Real Estate Partners LP, Senior Unsecured Notes
8.12%	06/01/12	75	77,437
7.12%	02/15/13	40	40,200
Avalonbay Communities, Inc., Senior Unsecured Notes
6.62%	09/15/11	180	189,104
Camden Property Trust, Unsecured Notes
4.70%	07/15/09	380	374,909
The Rouse Co., Senior Unsecured Notes
6.75%(f)	05/01/13	325	326,382
The Rouse Co., Unsecured Notes
5.38%	11/26/13	825	766,759

			1,774,791

Retail Merchandising — 0.1%
Federated Department Stores, Senior Debentures
6.79%	07/15/27	240	239,992
May Department Stores Co., Debentures
6.65%	07/15/24	150	148,619

			388,611

Semiconductors & Related Devices — 0.1%
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.12%(f)	12/15/14	330	327,937
9.24%(e)(f)	12/15/14	135	133,819

			461,756

Telecommunications — 1.0%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	670	763,174
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	200	207,000
GTE Corp., Debentures
6.94%	04/15/28	75	78,632
Idearc, Inc., Senior Unsecured Notes
8.00%(f)	11/15/16	195	198,656
Intelsat Ltd. (Bermuda), Senior Unsecured Notes
9.25%(f)	06/15/16	120	129,000
New Jersey Bell Telephone, Debentures
7.85%	11/15/29	35	39,162
PanAmSat Corp., Senior Unsecured Notes
9.00%(f)	06/15/16	110	116,463
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	130	138,450
Qwest Corp., Unsecured Notes
8.61%(e)	06/15/13	135	146,138
SBC Communications, Inc., Unsecured Notes
4.21%(f)	06/05/21	1,750	1,740,462
Sprint Capital Corp., Senior Unsecured Notes
8.75%	03/15/32	195	234,704
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	95	77,934
Verizon Virginia, Inc., Debentures
4.62%	03/15/13	60	56,346
Wind Acquistion Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(f)	12/01/15	150	170,625
Windstream Corp., Senior Unsecured Notes
8.12%(f)	08/01/13	240	259,800
8.62%(f)	08/01/16	155	169,725

			4,526,271

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Transportation — 0.0%
Overseas Shipholding Group, Inc., Senior Unsecured Notes
7.50%	02/15/24	$115		$116,869

Yankee — 2.6%
AID-Israel (Israel), Unsecured Notes
5.50%(k)	09/23-04/24	1,475		1,533,376
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%(k)	11/15/11	125		122,500
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(e)(k)	04/09/09	1,300		1,301,035
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(k)	06/15/30	30		36,880
Domtar, Inc. (Canada), Senior Unsecured Notes
7.12%(k)	08/15/15	190		186,200
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(k)	01/15/08	1,555		1,525,026
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(k)	04/01/14	415		463,763
Rogers Wireless, Inc. (Canada), Senior Secured Notes
7.50%(k)	03/15/15	190		206,150
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes
6.80%(k)	10/01/16	55		55,275
Swedish Export Credit Corp. (Sweden), Unsecured Notes
2.88%(k)	01/26/07	375		374,471
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
6.00%(k)	09/30/34	260		235,811
7.20%(k)	07/18/36	325		339,533
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(k)	10/01/15	275		256,880
Telefonica Emisiones Sau (Spain), Senior Unsecured Notes
7.04%(k)	06/20/36	550		584,192
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(k)	09/15/10	160		171,847
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.38%(k)	10/15/11	275		287,785
United Mexican States (Mexico), Senior Unsecured Notes
8.00%(k)	09/24/22	605		739,310
8.30%(k)	08/15/31	45		57,532
United Mexican States (Mexico), Unsecured Bonds
11.50%(k)	05/15/26	20		32,350
United Mexican States (Mexico), Unsecured Notes
7.50%(k)	04/08/33	50		59,000
Vodafone Group PLC (United Kingdom), Unsecured Notes
5.42%(e)(k)	06/29/07	1,500		1,500,068
5.45%(e)(k)	12/28/07	1,380		1,380,665
5.00%(k)	12/13-09/15	330		318,141

				11,767,790

TOTAL CORPORATE BONDS
(Cost $72,125,969)				72,052,056

FOREIGN BONDS — 0.2%
Province of Manitoba (Canada), Senior Unsecured Notes (NZD)
6.38%	09/01/15	635		434,711
Province of Ontario (Canada), Unsecured Notes (NZD)
6.25%	06/16/15	720		486,956

TOTAL FOREIGN BONDS
(Cost $951,913)				921,667

TAXABLE MUNICIPAL BONDS — 0.1%
Fort Irwin Land California LLC Revenue Bonds, Series 05
5.40%(f)
(Cost $599,732)	12/15/47	600		555,244

		NUMBER OF SHARES
SHORT TERM INVESTMENTS — 0.3%
Galileo Money Market Fund
(Cost $1,324,363)		1,324,363		1,324,363

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $304,550)		500	(l)	297,632

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $14,356)		38		18,406

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		4,390	(l)	28,806
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		500	(l)	273,972
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		4,390	(l)	861
Citibank, Strike Rate -0.020%, Expires 06/01/07		8,070	(l)	83,402

TOTAL PUT SWAPTIONS PURCHASED
(Cost $423,808)				387,041

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)				VALUE
TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 115.8%
(Cost $524,555,730)				$521,684,654

	MATURITY	PAR (000)
AFFILIATED INVESTMENTS - LONG TERM — 0.2%
Merrill Lynch Mortgage Investors, Inc., Series 05-HE2, Class A2A
5.46%(e)
(Cost $1,152,520)	09/25/36	$1,153		1,152,732

TOTAL INVESTMENTS IN SECURITIES — 116.0%
(Cost $525,708,250(a))				522,837,386

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (7.1)%
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	01/01/22	(2,300)		(2,215,907)
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	(4,300)		(4,226,092)
Federal National Mortgage Assoc. 30 Year TBA
5.00%	01/01/37	(2,000)		(1,930,624)
5.50%	01/01/37	(20,900)		(20,651,813)
6.50%	01/01/37	(3,000)		(3,056,250)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $32,276,445)				(32,080,686)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(500	)(l)	(112,349)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(540	)(l)	(228,960)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(370	)(l)	(182,858)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(1,130	)(l)	(38,081)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $1,050,050)				(562,248)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(500	)(l)	(135,100)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(8,780	)(l)	(12,819)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(540	)(l)	(156,708)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(370	)(l)	(94,631)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(1,130	)(l)	(426,575)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $1,085,170)				(825,833)

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%
(including $44,956,513 of payable for investments purchased)				(38,761,338)

NET ASSETS — 100.0%				$450,607,281

(a)	Cost for federal income tax purposes is $525,738,009. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$2,121,311
Gross unrealized depreciation	(5,021,934)

$(2,900,623)

(b)	Rates shown are the effective yields as of December 31, 2006.
(c)	Security, or a portion thereof, subject to financing transactions.
(d)	Security, or a portion thereof, with a market value of $792,304 have been pledged as collateral for swap and swaption contracts.
(e)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 5.2% of its net assets, with a current market value of $23,526,171, in securities restricted as to resale.
(g)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $1,039,748 in these securities.
(h)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $2,750,000, which represents 0.6% of net assets.
(i)	Security, or a portion thereof, pledged as collateral with a value of $679,300 on 882 short U.S. Treasury Note futures contracts, 188 long U.S. Treasury Note futures contracts and 286 long U.S. Treasury Bond futures contracts expiring March 2007 and 163 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $183,473,250, with an unrealized gain of $148,000 (including commissions of $3,456).
(j)	The security is a perpetual bond and has no stated maturity date.
(k)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS )		NUMBER OF SHARES	VALUE
PREFERRED STOCKS — 0.0%
Centaur Funding Corp.
2.27%(b)
(Cost $216,893)		205	$234,825

	MATURITY	PAR (000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Mortgage Corp., Unsecured Notes
4.62%	05/28/13	$7,375	7,120,378
Federal National Mortgage Assoc., Unsecured Notes
2.71%	01/30/07	14,300	14,272,658
2.35%	04/05/07	3,985	3,956,559
7.25%	01/15/10	17,390	18,501,117
Overseas Private Investment Co.
4.09%	05/29/12	343	328,469
4.30%	05/29/12	959	909,032
4.64%	05/29/12	718	690,032
4.68%	05/29/12	406	377,864
4.87%	05/29/12	3,069	2,978,330
5.40%	05/29/12	3,806	3,890,848
Resolution Funding Corp., Strip Bonds
6.29%(c)	07/15/18	2,850	1,610,176
6.30%(c)	10/15/18	2,850	1,589,166
Small Business Administration Participation Certificates, Series 92-20H, Class 1
7.40%	08/01/12	33	33,690
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	812	843,255
Small Business Administration Participation Certificates, Series 97-20B, Class 1
7.10%	02/01/17	970	1,005,937
Small Business Administration Participation Certificates, Series 97-P10C, Class 1
6.85%	08/01/07	470	473,801
Small Business Administration Participation Certificates, Series 97-P10D, Class 1
6.51%	11/10/07	87	87,465
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1
4.63%	03/10/13	7,795	7,580,762
U.S. Treasury Bonds
4.50%(d)(e)(f)	02/15/36	11,970	11,382,728
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	29,100	27,824,414
U.S. Treasury Inflation Protected Notes
2.00%	07/15/14	13,675	14,208,759
2.50%	07/15/16	6,355	6,398,036
U.S. Treasury Notes
4.88%(d)(e)	10/08-08/16	46,515	46,726,474
4.62%(e)	11/08-11/16	77,500	77,001,111
5.12%	05/15/16	160	164,806
U.S. Treasury Strip
4.77%(c)(d)	11/15/27	36,760	13,301,643

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $265,697,443)			263,257,510

MORTGAGE PASS-THROUGHS — 40.2%
Federal Home Loan Mortgage Corp. ARM
4.98%(g)	10/01/35	14,194	14,147,204
6.02%(g)	07/01/36	11,735	11,807,223
5.97%(g)	10/01/36	15,967	16,142,333
6.08%(g)	12/01/36	22,656	22,756,524
Federal Home Loan Mortgage Corp. Gold
4.00%	07/10-05/19	6,876	6,709,354
5.50%	03/11-04/33	14,199	14,215,057
6.00%	10/11-12/32	12,731	12,914,114
6.50%	06/13-10/34	1,812	1,852,944
8.00%	11/15-10/25	16	16,993
5.00%	01/18-06/36	24,228	23,821,521
4.50%	05/18-08/20	50,682	48,970,321
7.00%	03/25-05/31	228	234,499
7.50%	07/26-03/32	187	194,054
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	01/01/22	61,500	60,404,562
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	01/01/37	34,100	34,345,111
Federal National Mortgage Assoc.
6.50%	06/08-09/36	86,492	88,139,059
7.00%	11/08-08/32	6,411	6,591,790
5.50%	06/11-12/35	312,346	310,036,546
6.00%	09/11-04/35	50,910	51,485,468
4.00%	06/14-03/20	28,003	26,391,260
4.50%	01/18-10/21	22,471	21,726,610
5.00%	01/18-11/35	46,366	45,399,142
Federal National Mortgage Assoc. 15 Year TBA
5.50%	01/01/22	106,500	106,466,772
6.00%	01/01/22	24,000	24,330,000
Federal National Mortgage Assoc. 30 Year TBA
4.50%	01/01/37	32,800	30,729,500
5.00%	01/01/37	42,000	40,543,104
6.00%	01/01/37	117,000	117,744,042
Federal National Mortgage Assoc. ARM
6.46%(g)	01/01/31	3,843	3,877,262
4.82%(g)	09/01/35	14,825	14,704,605
Government National Mortgage Assoc. I
7.00%	03/13-02/33	2,370	2,447,860
6.00%	11/14-05/32	2,620	2,654,183
9.00%	07/15/18	4	4,521
6.50%	03/24-04/32	1,010	1,039,107
7.50%	11/15/29	2	2,471
5.50%	03/32-02/35	8,447	8,415,826
Government National Mortgage Assoc. I 30 Year TBA
6.00%	01/01/37	27,000	27,341,250

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS (Continued)
Government National Mortgage Assoc. II
6.00%	11/20/33	$1,513	$1,531,459

TOTAL MORTGAGE PASS-THROUGHS
(Cost $1,205,975,215)			1,200,133,651

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.1%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1
5.00%	07/25/19	7,725	7,593,629
Federal Home Loan Mortgage Corp., Series 1361, Class I
6.00%	09/15/07	88	88,190
Federal Home Loan Mortgage Corp., Series 1591, Class PK
6.35%	10/15/23	6,553	6,671,069
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(c)	08/01/35	24,979	5,814,699
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(c)	08/01/35	14,740	3,525,505
Federal Home Loan Mortgage Corp., Series 235 (IO)
5.50%(c)	02/01/36	27,444	6,565,464
Federal Home Loan Mortgage Corp., Series 2529, Class MB
5.00%	11/15/17	8,292	8,110,624
Federal Home Loan Mortgage Corp., Series 2594, Class TV
5.50%	03/15/14	6,180	6,218,340
Federal Home Loan Mortgage Corp., Series 2864, Class NA
5.50%	01/15/31	14,499	14,542,388
Federal Home Loan Mortgage Corp., Series 2922, Class GA
5.50%	05/15/34	22,294	22,315,307
Federal Home Loan Mortgage Corp., Series 2996, Class MK
5.50%	06/15/35	14,834	14,880,469
Federal Home Loan Mortgage Corp., Series 3200, Class AD
5.50%	05/01/29	52,601	52,442,624
Federal Home Loan Mortgage Corp., Series 3204, Class C
5.50%	04/15/29	833	830,001
Federal National Mortgage Assoc., Series 96-48, Class Z
7.00%	11/25/26	3,397	3,515,447
Federal National Mortgage Assoc., Series 03-16, Class BC
5.00%	03/25/18	4,270	4,140,379
Federal National Mortgage Assoc., Series 04-28, Class PB
6.00%	08/25/28	9,630	9,649,699
Federal National Mortgage Assoc., Series 04-88, Class HA
6.50%	07/25/34	11,898	12,167,870
Federal National Mortgage Assoc., Series 04-99, Class AO
5.50%	01/25/34	14,736	14,694,236
Federal National Mortgage Assoc., Series 05-3, Class AP
5.50%	02/25/35	15,416	15,451,824
Federal National Mortgage Assoc., Series 05-57, Class PA
5.50%	05/25/27	25,188	25,204,698
Federal National Mortgage Assoc., Series 05-70, Class NA
5.50%	08/25/35	1,066	1,067,053
Federal National Mortgage Assoc., Series 378, Class 4 (IO)
5.00%(c)	11/01/35	34,702	7,932,635
Goldman Sachs Residential Mortgage Loan Trust, Series 03-10, Class 2A1
4.47%(g)	10/25/33	6,554	6,252,611
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.41%(g)	07/25/36	15,836	15,828,058
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(c)	02/17/17	162	45,877
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(h)	02/17/17	169	142,984
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO)
11.00%(c)	03/06/17	119	38,889
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO)
11.50%(h)	03/06/17	119	96,570
Salomon Brothers Mortgage Securities, Series 87-3, Class A (PO)
13.00%(h)	10/23/17	60	54,405
Summit Mortgage Trust, Series 00-1, Class B1
6.57%(b)(g)(i)	12/28/12	130	130,023
Terra LNR Ltd., Series 06-1A, Class A1
5.48%(b)(g)	06/15/17	13,287	13,286,880
Wells Fargo Mortgage Backed Securities, Series 04-K, Class 1A2
4.47%(g)	07/25/34	23,522	22,966,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $305,050,574)			302,265,332

COMMERCIAL MORTGAGE BACKED SECURITIES — 15.6%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	13,083	13,580,713
Banc of America Commercial Mortgage, Inc., Series 02-2, Class A3
5.12%	07/11/43	21,920	21,786,402
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4
4.89%(g)	11/10/42	13,880	13,782,163
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A
4.93%	07/10/45	13,781	13,404,054

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	$4,495	$4,350,750
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW14, Class A4
5.20%	12/01/38	19,200	18,937,766
Chase Commercial Mortgage Securities Corp., Series 97-1, Class X (IO)
1.32%(c)	04/19/15	6,653	137,841
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	10,105	10,544,643
Chase Commercial Mortgage Securities Corp., Series 00-3, Class A2
7.32%	10/15/32	5,755	6,093,104
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	7,814	7,843,952
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C1, Class AX (IO)
1.55%(b)(c)	06/20/29	19,619	583,655
Credit Suisse First Boston Mortgage Securities Corp., Series 97-C2, Class AX (IO)
1.08%(c)	01/17/35	12,135	118,122
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 98-CG1, Class B1
6.91%	06/10/31	16,991	17,344,238
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	17,126	18,061,653
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	30,725	30,379,344
First Union National Bank Commercial Mortgage Trust, Series 00-C2, Class A2
7.20%	10/15/32	10,000	10,558,334
First Union-Lehman Brothers Commercial Mortgage Trust, Series 97-C1, Class D
7.50%	04/18/29	50	50,126
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/35	8,545	8,633,160
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	14,170	14,804,561
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3
5.35%	08/11/36	16,200	16,276,064
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 97-C1, Class X (IO)
1.52%(c)	07/15/27	24,892	617,876
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	8,541	8,846,277
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	16,105	17,047,919
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	10,768	11,396,932
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	18,700	19,747,286
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class A2
6.46%	02/15/11	16,340	17,021,584
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C2, Class A2
5.28%(g)	05/10/40	18,085	18,324,491
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 03-C3, Class A3
4.65%	04/10/40	1,840	1,800,092
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A2
6.62%	10/18/30	25	24,804
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	5,855	5,898,754
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6
5.40%	08/10/38	640	642,434
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4
4.76%	06/10/36	5,255	5,184,425
Homebanc Mortgage Trust, Series 05-4, Class A1
5.62%(g)	10/25/35	10,816	10,830,797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	14,370	14,710,270
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIB3, Class A3
6.46%	11/15/35	16,870	17,702,047
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class X (IO)
0.49%(c)	09/15/23	13,732	187,646
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A1
7.10%	10/15/32	43	43,449
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2
7.32%	10/15/32	85	88,473

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C5, Class A1
6.41%	12/15/19	$6,678	$6,729,260
Morgan Stanley Capital Investments, Series 99-FNV1, Class A2
6.53%	03/15/31	10,185	10,352,519
Prudential Mortgage Capital Funding, LLC, Series 01-C1, Class A2
6.60%	05/10/34	16,800	17,622,439
Residential Asset Mortgage Products, Inc., Series 04-RS7, Class AI3
4.45%	07/25/28	240	238,212
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(g)(j)	01/21/09	10,599	10,595,527
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO)
2.15%(c)	02/25/28	5,393	197,449
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6
5.12%	08/15/35	18,000	17,830,278
Wachovia Bank Commercial Mortgage Trust, Series 06-C27, Class A3
5.76%	07/01/45	13,885	14,291,288
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1
4.24%(b)	05/25/36	10,924	10,758,530

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $473,813,107)			466,001,703

CERTIFICATE OF DEPOSIT — 1.3%
Barclays Bank PLC (United Kingdom)
5.37%(g)	03/13/09	35,505	35,517,427
SunTrust Bank, Inc.
4.42%	06/15/09	3,795	3,741,794

TOTAL CERTIFICATE OF DEPOSIT
(Cost $39,300,000)			39,259,221

ASSET BACKED SECURITIES — 18.5%
Ace Securities Corp., Series 06-HE1, Class A2A
5.43%(g)	02/25/36	9,631	9,632,549
American Express Credit Account Master Trust, Series 06-01, Class A
5.38%(g)	12/15/13	21,025	21,044,740
Bank One Issuance Trust, Series 03, Class A3
5.46%(g)	12/15/10	24,025	24,065,864
Capital Auto Receivables Asset Trust, Series 05-1, Class A4
4.05%	07/15/09	20,200	20,058,911
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(b)(g)	01/20/09	36,950	36,959,607
Carrington Mortgage Loan Trust, Series 06-FRE1, Class A1
5.42%(g)	07/25/36	13,597	13,597,191
Chase Credit Card Master Trust, Series 04-2, Class A
5.39%(g)	09/15/09	22,875	22,879,834
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	18,875	18,582,175
Chase Issuance Trust, Series 05, Class A5
5.37%(g)	02/15/12	5,805	5,810,957
Chase Issuance Trust, Series 06, Class A3
5.34%(g)	07/15/11	19,270	19,284,790
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	17,060	16,538,571
Citibank Credit Card Issuance Trust, Series 04, Class A1
2.55%	01/20/09	21,980	21,949,153
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%	08/24/09	23,700	23,383,638
Countrywide Certificates, Series 04-12, Class 2A1
5.46%(g)	01/25/29	2,010	2,010,232
Countrywide Certificates, Series 04-14, Class A4
5.63%(g)	06/25/35	4,136	4,145,927
Countrywide Certificates, Series 05-BC5, Class 3A1
5.45%(g)	10/25/27	3,317	3,316,953
Countrywide Certificates, Series 06-3, Class 2A1
5.42%(g)	06/25/36	12,563	12,565,995
Countrywide Certificates, Series 06-8, Class 2A1
5.38%(g)	07/25/36	16,870	16,871,077
Countrywide Certificates, Series 06-IM1, Class A1
5.44%(g)	09/25/28	6,606	6,606,922
Discover Card Master Trust I, Series 05-1, Class A
5.36%(g)	09/16/10	17,325	17,334,823
Goldman Sachs Home Equity Trust, Series 06-10, Class AV1
5.43%(g)	07/25/36	13,803	13,805,608
Goldman Sachs Home Equity Trust, Series 06-5, Class 2A1
5.42%(g)	03/25/36	14,574	14,556,819
Goldman Sachs Home Equity Trust, Series 06-9, Class A1
5.37%	06/25/36	416	416,357
Long Beach Mortgage Loan Trust, Series 05-WL2, Class 3A2
5.43%(g)	08/25/35	429	429,186
Maryland Trust, Series 06-I, Class A
5.55%(b)	12/10/49	18,935	18,765,059
MBNA Credit Card Master Notes Trust, Series 98-E, Class A
5.52%(g)	09/15/10	20,210	20,261,978
MBNA Credit Card Master Notes Trust, Series 03, Class A7
2.65%	11/15/10	20,000	19,297,222
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	21,400	21,245,922

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	02/15/09	$19,900	$19,836,891
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4
5.34%(g)	09/15/11	27,000	27,020,061
Morgan Stanley Capital I, Series 06-HE5, Class A2A
5.42%(g)	07/25/36	19,305	19,304,298
Morgan Stanley Capital Investments, Series 06-HE2, Class A2A
5.42%(g)	03/25/36	16,618	16,619,411
Novastar Home Equity Loan, Series 06-2, Class A2A
5.40%(g)	06/25/36	13,923	13,924,453
Residential Asset Securities Corp., Series 05-KS11, Class AI1
5.43%(g)	09/25/26	7,687	7,688,924
Structured Mortgage Loan Trust, Series 05-19XS, Class 1A1
5.67%(g)	10/25/35	10,009	10,047,992
Student Loan Marketing Assoc. Student Loan Trust, Series 99-3, Class A2
5.54%(g)	07/25/12	4,986	4,988,309
Student Loan Marketing Assoc. Student Loan Trust, Series 05-5, Class A1
5.38%(g)	01/25/18	8,635	8,638,507

TOTAL ASSET BACKED SECURITIES
(Cost $555,370,267)			553,486,906

CORPORATE BONDS — 20.1%
Aerospace — 0.3%
Raytheon Co., Senior Notes
6.15%	11/01/08	18	18,230
United Technologies Corp., Unsecured Notes
5.44%(g)	06/01/09	8,650	8,659,230

			8,677,460

Banks — 7.3%
Bank of America Corp., Subordinated Notes
6.25%	04/01/08	1,385	1,397,872
Bank of America Corp., Unsecured Notes
5.38%(g)	03/24/09	20,875	20,894,894
Bank of New York Co., Inc., Senior Subordinated Notes
3.80%	02/01/08	3,100	3,049,817
Bank One Texas N.A., Subordinated Bank Notes
6.25%	02/15/08	3,225	3,257,482
BankBoston N.A., Subordinated Bank Notes
6.38%	04/15/08	675	683,614
BankBoston N.A., Subordinated Notes
6.38%	03/25/08	1,600	1,619,008
Citigroup Global Markets Holdings, Inc., Senior Unsecured Notes
6.50%	02/15/08	2,880	2,914,102
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	11,660	11,450,190
6.20%	03/15/09	1,700	1,733,330
Citigroup, Inc., Subordinated Notes
6.38%	11/15/08	1,010	1,029,392
6.12%	08/25/36	3,400	3,540,413
Citigroup, Inc., Unsecured Notes
3.62%	02/09/09	1,080	1,048,063
4.12%	02/22/10	14,910	14,463,416
4.62%	08/03/10	4,505	4,424,329
Depfa ACS Bank (Ireland), Senior Notes
3.62%	10/29/08	8,000	7,791,360
Deutsche Bank AG, Deposit Notes
5.34%(g)	03/15/07	5,500	5,499,835
FleetBoston Financial Corp., Senior Unsecured Notes
4.20%	11/30/07	3,310	3,276,357
HBOS Treasury Services PLC (United Kingdom), Senior Unsecured Notes
3.60%(b)	08/15/07	2,750	2,719,822
HBOS Treasury Services PLC (United Kingdom), Subordinated Notes
5.92%(b)(g)(k)		20	19,619
HBOS Treasury Services PLC (United Kingdom), Unsecured Notes
3.50%(b)	11/30/07	5,450	5,360,631
HSBC Bank USA, Subordinated Notes
3.87%	06/07/07	20,475	20,344,001
J.P. Morgan Chase & Co., Senior Notes
2.62%	06/30/08	2,836	2,727,191
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.35%	03/01/07	4,902	4,901,010
4.00%	02/01/08	1,915	1,889,596
3.62%	05/01/08	2,509	2,450,917
National City Bank Indiana, Unsecured Notes
3.30%	05/15/07	1,000	991,548
Rabobank Nederland (Netherlands), Senior Notes
5.37%(b)(g)	04/06/09	47,270	47,281,817
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	2,855	2,816,500
4.00%	10/15/08	3,000	2,931,732
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	1,315	1,303,486
U.S. Bank N.A., Senior Bank Notes
2.40%	03/12/07	6,500	6,459,836
UBS Preferred Funding Trust, Inc., Capital Securities
8.62%(g)(k)		1,390	1,535,457
USB Capital IX, Unsecured Notes
6.19%(g)(k)		80	81,703
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	3,325	3,277,625
5.41%(g)	03/23/09	11,150	11,151,371

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Banks (Continued)
Wachovia Capital Trust III, Income Trust Securities
5.80%(g)(k)		$145	$146,197
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	3,970	3,867,562
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	6,825	6,697,673
4.88%	01/12/11	2,680	2,653,388

			219,682,156

Broadcasting — 0.3%
BSKYB Finance PLC (United Kingdom), Senior Unsecured Notes
6.50%(b)	10/15/35	445	440,088
News America Holdings, Inc., Secured Notes
8.50%	02/23/25	1,900	2,248,675
News America Holdings, Inc., Senior Debentures
7.75%	01/24-12/45	1,395	1,559,497
7.12%	04/08/28	1,175	1,239,777
7.62%	11/30/28	2,010	2,253,928
8.45%	08/01/34	840	1,009,804
6.75%	01/09/38	30	31,903
8.25%	10/17/96	45	51,118

			8,834,790

Computer Software & Services — 0.1%
Oracle Corp., Unsecured Notes
5.25%	01/15/16	2,880	2,819,220

Energy & Utilities — 0.5%
Centerpoint Energy Resources Corp., Senior Unsecured Notes
6.15%	05/01/16	2,100	2,143,356
Centerpoint Energy Resources Corp., Unsecured Notes
7.88%	04/01/13	205	227,450
Detroit Edison Co., Senior Notes
6.35%	10/15/32	5	5,231
Detroit Edison Co., Senior Secured Notes
6.12%	10/01/10	210	214,687
Dominion Resources, Inc., Senior Unsecured Notes
6.25%	06/30/12	60	62,238
Energy East Corp., Unsecured Notes
6.75%	07/15/36	2,125	2,242,075
FirstEnergy Corp., Senior Unsecured Notes
6.45%	11/15/11	185	192,920
Florida Power & Light Co., First Mortgage Bonds
4.95%	06/01/35	2,225	1,978,594
Florida Power Corp., First Mortgage Bonds
5.90%	03/01/33	550	552,508
Korea Electric Power Corp. (South Korea), Notes
5.12%(b)	04/23/34	75	74,755
Tenaska Alabama II Partners LP, Senior Secured Notes
6.12%(b)	03/30/23	133	133,482
TXU Corp., Senior Unsecured Notes
4.80%	11/15/09	6,000	5,855,634

			13,682,930

Entertainment & Leisure — 0.8%
Comcast Cable Holdings LLC, Senior Debentures
9.80%	02/01/12	260	306,591
7.88%	08/13-02/26	2,855	3,250,875
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	2,905	2,925,518
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	1,315	1,406,128
Comcast Corp., Unsecured Notes
6.50%	01/15/17	3,800	3,965,384
Time Warner Cos., Inc., Debentures
6.95%	01/15/28	8,720	9,150,750
Time Warner Cos., Inc., Senior Debentures
9.12%	01/15/13	605	704,819
8.05%	01/15/16	70	79,585
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	1,080	1,130,553

			22,920,203

Finance — 4.7%
BankBoston Capital Trust, Inc., Capital Securities
8.25%	12/15/26	75	78,219
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.40%	07/02/07	8,030	7,959,906
4.12%	01/15/10	975	947,588
4.75%	05/15/12	3,290	3,224,480
General Electric Capital Corp., Unsecured Notes
3.45%	07/16/07	1,830	1,812,405
5.42%(g)	01/15/08	39,350	39,387,461
4.12%	09/01/09	9,280	9,047,972
5.00%	11/15/11	15,945	15,828,107
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	160	158,724
HSBC Finance Corp., Senior Unsecured Notes
7.88%	03/01/07	2,200	2,208,364
4.75%	05/15/09	2,780	2,749,926
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
7.88%	08/15/10	2,307	2,490,907
5.75%	07/18/11	3,375	3,440,975
Morgan Stanley, Senior Notes
5.40%(g)	03/07/08	23,165	23,181,887
5.62%	01/09/12	1,430	1,453,566

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Finance (Continued)
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	$2,150	$2,272,490
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	6,770	6,726,009
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(b)	07/31/07	7,250	7,171,852
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(b)	02/01/10	2,165	2,097,471
NB Capital Trust IV, Capital Securities
8.25%	04/15/27	125	130,468
Pricoa Global Funding, Inc., Senior Secured Notes
4.35%(b)	06/15/08	2,735	2,690,931
Qwest Capital Funding, Inc., Senior Notes
6.38%(l)	07/15/08	3,350	3,358,375
USAA Capital Corp., Senior Unsecured Notes
4.00%(b)	12/10/07	3,065	3,023,531

			141,441,614

Industrial — 0.0%
Osprey Trust/Osprey, Inc., Senior Secured Notes
7.80%(b)(g)(m)(n)	01/15/03	2,375	985,625

Insurance — 0.7%
MassMutual Global Funding II (Cayman Islands), Senior Secured Notes
2.55%(b)	07/15/08	3,740	3,584,259
Metlife, Inc., Junior Subordinated Debentures
6.40%(g)	12/15/36	6,400	6,453,568
MetLife, Inc., Senior Unsecured Notes
6.38%	06/15/34	900	961,076
Monumental Global Funding II, Senior Unsecured Notes
5.20%(b)	01/30/07	2,750	2,749,486
Monumental Global Funding II, Unsecured Notes
3.85%(b)	03/03/08	210	206,107
New York Life Global Funding, Unsecured Notes
3.88%(b)	01/15/09	2,000	1,946,228
Sun Life of Canada Capital Trust (Canada), Capital Securities
8.53%(b)(k)		390	409,623
TIAA Global Markets, Senior Unsecured Notes
3.88%(b)	01/22/08	1,605	1,578,338
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	1,905	1,874,341
5.85%	01/15/36	1,740	1,690,316

			21,453,342

Manufacturing — 0.1%
Belvoir Land LLC, Unsecured Notes
5.27%(b)	12/15/47	2,025	1,889,548

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	205	200,621

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Senior Unsecured Notes
6.45%	09/15/36	8,175	8,260,805
Atlantic Richfield Co., Debentures
9.12%	03/01/11	4,960	5,689,001
Consolidated Natural Gas Co., Debentures
6.80%	12/15/27	2,500	2,725,555
Halliburton Co., Debentures
7.60%	08/15/96	1,429	1,639,770

			18,315,131

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Debentures
6.88%	08/01/47	559	595,677
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	4,050	4,006,057
Merck & Co., Inc., Senior Debentures
6.40%	03/01/28	1,000	1,068,687
Wyeth, Unsecured Notes
5.50%	02/15/16	75	75,102

			5,745,523

Railroad & Shipping — 0.1%
Union Pacific Corp., Senior Debentures
7.12%	02/01/28	2,000	2,267,706

Real Estate — 0.1%
Camden Property Trust, Unsecured Notes
4.70%	07/15/09	1,400	1,381,243
The Rouse Co., Unsecured Notes
3.62%	03/15/09	1,455	1,377,105
5.38%	11/26/13	1,685	1,566,047

			4,324,395

Retail Merchandising — 0.1%
Federated Department Stores, Senior Debentures
6.79%	07/15/27	590	589,981
May Department Stores Co., Debentures
6.65%	07/15/24	1,000	990,792
May Department Stores Co., Unsecured Notes
4.80%	07/15/09	50	49,202

			1,629,975

Telecommunications — 0.6%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	2,505	2,853,358
GTE Corp., Debentures
6.94%	04/15/28	475	498,001

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Telecommunications (Continued)
New England Telephone & Telegraph Co., Debentures
7.88%	11/15/29	$1,355	$1,478,399
SBC Communications, Inc., Unsecured Notes
4.21%(b)	06/05/21	11,500	11,437,325
Sprint Capital Corp., Senior Notes
6.12%	11/15/08	70	70,827
Sprint Capital Corp., Senior Unsecured Notes
8.38%	03/15/12	55	61,126
8.75%	03/15/32	580	698,094
Verizon Maryland, Inc., Debentures
5.12%	06/15/33	650	533,233

			17,630,363

Yankee — 3.6%
AID-Israel (Israel), Unsecured Notes
5.50%(o)	04/24-09/33	12,210	12,716,524
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.47%(g)(o)	04/09/09	14,085	14,096,212
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(g)(o)	06/15/30	1,305	1,604,289
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(o)	01/15/08	12,900	12,651,340
France Telecom (France), Senior Unsecured Notes
7.75%(o)	03/01/11	600	653,564
Korea Development Bank (South Korea), Notes
4.25%(o)	11/13/07	70	69,243
National Landeskreditbank Baden-Wurttemberg (Germany), Unsecured Notes
4.25%(o)	09/15/10	10,750	10,471,575
Pemex Finance Ltd. (Luxembourg), Senior Unsecured Notes
9.03%(o)	02/15/11	1,445	1,538,968
The Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds
6.80%(k)(o)		3,000	3,037,500
The Royal Bank of Scotland Capital Trust (United Kingdom), Unsecured Notes
4.71%(g)(k)(o)		45	42,777
Scottish Power PLC (United Kingdom), Unsecured Notes
4.91%(o)	03/15/10	3,200	3,153,936
Suncor Energy, Inc. (Canada)
5.95%(o)	12/01/34	285	286,725
Swedish Export Credit Corp. (Sweden), Unsecured Notes
2.88%(o)	01/26/07	2,700	2,696,190
Teck Cominco Ltd. (Canada), Senior Unsecured Notes
6.12%(o)	10/01/35	2,375	2,281,831
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
5.25%(o)	11/15/13	285	271,744
6.00%(o)	09/30/34	785	711,968
7.20%(o)	07/18/36	2,400	2,507,323
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(o)	10/01/15	3,700	3,456,203
Telefonica Emisiones Sau (Spain), Senior Unsecured Notes
6.42%(o)	06/20/16	2,400	2,475,883
7.04%(o)	06/20/36	1,800	1,911,901
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(o)	09/15/10	1,970	2,115,865
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.38%(o)	10/15/11	760	795,333
United Mexican States (Mexico), Senior Unsecured Notes
5.62%(o)	01/15/17	1,600	1,601,600
8.30%(o)	08/15/31	410	524,185
United Mexican States (Mexico), Unsecured Notes
7.50%(o)	04/08/33	300	354,000
Vodafone Group PLC (United Kingdom), Senior Unsecured Notes
7.75%(o)	02/15/10	2,985	3,181,064
Vodafone Group PLC (United Kingdom), Unsecured Notes
5.42%(g)(o)	06/29/07	11,500	11,500,518
5.45%(g)(o)	12/28/07	10,510	10,515,066

			107,223,327

TOTAL CORPORATE BONDS
(Cost $602,091,022)			599,723,929

FOREIGN BONDS — 0.2%
Province of Manitoba (Canada), Senior Unsecured Notes (NZD)
6.38%	09/01/15	2,695	1,844,955
Province of Ontario (Canada), Unsecured Notes (NZD)
6.25%	06/16/15	6,105	4,128,983

TOTAL FOREIGN BONDS
(Cost $6,183,032)			5,973,938

TAXABLE MUNICIPAL BONDS — 0.1%
Fort Irwin Land California LLC Military Housing Revenue Bonds, Class II, Series A
5.30%(b)
(Cost $3,414,029)	12/15/35	3,415	3,178,272

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR/SHARES (000)		VALUE
SHORT TERM INVESTMENTS — 0.1%
Federal Home Loan Bank, Discount Notes
4.80%(p)	01/02/07	$1,200		$1,199,840
Federal Home Loan Mortgage Corp., Discount Notes
5.15%(d)(p)	01/11/07	710		708,984
Galileo Money Market Fund		246		245,753

TOTAL SHORT TERM INVESTMENTS
(Cost $2,154,577)				2,154,577

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $2,302,398)		3,780	(q)	2,250,100

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $112,585)		298		144,344

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		34,960	(q)	229,396
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		3,780	(q)	2,071,230
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		34,960	(q)	6,859
Citibank, Strike Rate -0.020%, Expires 06/01/07		58,440	(q)	603,964

TOTAL PUT SWAPTIONS PURCHASED
(Cost $3,204,048)				2,911,449

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 115.2%
(Cost $3,464,885,190)				3,440,975,757

		PAR (000)
AFFILIATED INVESTMENTS — LONG TERM — 0.3%
Merrill Lynch Mortgage Investors, Inc., Series 03-KEY1, Class A4 5.24%
(Cost $7,358,889)	11/12/35	$7,100		7,068,992

		NUMBER OF SHARES
AFFILIATED INVESTMENTS — SHORT TERM — 0.1%
Institutional Money Market Trust(r)
(Cost $3,449,240)		3,449,240		3,449,240

TOTAL INVESTMENTS IN SECURITIES — 115.6%
(Cost $3,475,693,319(a))				$3,451,493,989

		PAR (000)
MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (7.7)%
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	01/01/22	$(23,000)		(22,159,074)
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	(14,400)		(14,152,493)
Federal National Mortgage Assoc. 30 Year TBA
5.50%	01/01/37	(148,200)		(146,440,125)
6.00%	01/01/37	(16,600)		(16,708,929)
6.50%	01/01/37	(31,000)		(31,581,250)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $232,339,219)				(231,041,871)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(3,420	)(q)	(768,467)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(4,440	)(q)	(1,882,560)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(3,270	)(q)	(1,616,067)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(8,800	)(q)	(296,560)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $8,258,010)				(4,563,654)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(3,420	)(q)	(924,084)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(69,920	)(q)	(102,089)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09		(4,440	)(q)	(1,288,488)
Citibank, Strike Rate 5.670%, Expires 01/04/10		(3,270	)(q)	(836,335)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(8,800	)(q)	(3,322,000)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $8,537,690)				(6,472,996)

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

TOTAL RETURN PORTFOLIO II (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	VALUE
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.1)%	$(3,449,240)
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%
(including $369,689,503 of payable for investments purchased and $157,434,905 of receivable for investments sold)	(219,397,612)

NET ASSETS — 100.0%	$2,986,568,616

(a)	Cost for federal income tax purposes is $3,476,391,506. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$6,943,612
Gross unrealized depreciation	(31,841,129)

$(24,897,517)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 6.4% of its net assets, with a current market value of $190,292,917, in securities restricted as to resale.
(c)	Rates shown are the effective yields as of December 31, 2006.
(d)	Security, or a portion thereof, with a market value of $9,466,505 have been pledged as collateral for swap and swaption contracts.
(e)	Security, or a portion thereof, subject to financing transactions.
(f)	Security, or a portion thereof, pledged as collateral with a value of $3,081,039 on 6,989 short U.S. Treasury Note futures contracts, 2,328 long U.S. Treasury Note futures contracts and 1,836 long U.S. Treasury Bond futures contracts expiring March 2007 and 1,259 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $1,488,238,188, with an unrealized gain of $2,039,246 (including commissions of $28,319).
(g)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(h)	Interest rate of underlying collateral.
(i)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $130,023, which represents less than 0.1% of net assets.
(j)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $10,595,527 in these securities.
(k)	The security is a perpetual bond and has no stated maturity date.
(l)	Total or partial security on loan.
(m)	Security in default.
(n)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(o)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(p)	The rate shown is the effective yield at the time of purchase.
(q)	Each swaption contract is equivalent to $10,000 notional amount.
(r)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 25.6%
Federal Farm Credit Bank
4.55%(b)	06/08/20	$15,500	$14,539,062
Small Business Administration Participation Certificates, Series 96-20J, Class 1
7.20%	10/01/16	100	103,679
Small Business Administration Participation Certificates, Series 98-20J, Class 1
5.50%	10/01/18	94	94,788
Small Business Investment Cos. Pass-Through, Series 03-10A, Class 1
4.63%	03/10/13	972	945,366
U.S. Treasury Notes
4.50%(c)(d)	11/30/11	461,000	456,894,334
4.88%(d)	08/15/16	8,100	8,196,819

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $484,417,214)			480,774,048

MORTGAGE PASS-THROUGHS — 100.7%
Federal Home Loan Mortgage Corp.
13.00%	09/10-02/16	217	240,656
11.00%	04/12-09/20	106	117,170
12.00%	06/13-06/20	112	123,987
11.50%	07/13-06/20	136	147,323
12.50%	12/15-07/19	172	184,875
10.00%(e)	07/01/19	0	285
Federal Home Loan Mortgage Corp. ARM
5.01%(f)	10/01/35	15,036	14,913,429
Federal Home Loan Mortgage Corp. Gold
8.00%	01/08-08/32	2,048	2,137,284
7.50%	05/09-12/32	12,578	13,073,110
6.00%	10/09-01/33	32,726	33,142,292
5.50%	10/13-12/17	5,175	5,185,318
8.50%	01/25-07/25	255	273,351
6.50%	03/29-10/32	2,236	2,293,543
7.00%	09/31-04/32	925	951,224
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	01/01/22	41,400	39,886,333
5.00%	01/01/22	15,700	15,420,352
5.50%	01/01/22	17,800	17,783,304
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
5.00%	01/01/37	42,300	40,806,302
5.50%	01/01/37	145,100	143,467,625
6.00%	01/01/37	15,300	15,409,976
6.50%	01/01/37	8,900	9,064,098
Federal National Mortgage Assoc.
7.00%	08/09-12/11	15	14,736
6.00%	11/09-08/21	9,221	9,355,680
11.00%	02/11-08/20	290	318,676
6.50%	02/12-04/35	11,791	12,065,090
8.50%	08/12-07/23	856	917,969
5.10%	02/01/13	39,220	38,907,595
13.00%	09/13-03/15	213	237,409
5.50%	12/13-01/21	7,397	7,414,787
8.00%	08/14-09/27	27	28,021
7.50%	07/16-12/32	4,344	4,525,099
5.97%	08/01/16	13,834	14,483,230
4.50%	12/01/20	100	96,470
5.00%	12/20-11/21	896	880,885
5.83%	07/01/36	19,441	19,470,149
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	156,000	153,318,672
5.50%	01/01/22	65,200	65,179,658
6.00%	01/01/22	199,000	201,736,250
Federal National Mortgage Assoc. 30 Year TBA
4.50%	01/01/37	76,900	72,045,688
5.00%	01/01/37	77,000	74,329,024
5.50%	01/01/37	214,200	211,656,375
6.00%	01/01/37	478,700	481,841,229
6.50%	01/01/37	40,900	41,666,875
Federal National Mortgage Assoc. ARM
4.85%(f)	09/01/35	24,277	23,937,191
4.95%(f)	09/01/35	30,555	30,201,027
5.38%(f)	04/01/36	2,581	2,592,563
Government National Mortgage Assoc. I
6.00%	01/14-11/31	2,036	2,068,336
5.50%	03/14-04/29	692	693,006
10.50%	01/15/16	4	4,589
7.00%	06/23-04/32	3,111	3,215,006
7.50%	02/25-12/31	3,717	3,879,511
Government National Mortgage Assoc. I 30 Year TBA
5.00%	01/01/37	40,200	39,081,958
6.00%	01/01/37	21,400	21,694,250
Government National Mortgage Assoc. II
8.00%	04/20/13	66	68,696

TOTAL MORTGAGE PASS—THROUGHS
(Cost $1,901,453,654)			1,892,547,537

COLLATERALIZED MORTGAGE OBLIGATIONS — 62.3%
ABN Amro Mortgage Corp., Series 03-7, Class A1
4.75%	07/25/18	27,230	26,457,077
Chase Mortgage Finance Corp., Series 03-S12, Class 2A1
5.00%	12/25/18	27,941	27,390,888
Chase Mortgage Finance Corp., Series 03-S3, Class A1
5.00%	03/25/18	3,939	3,850,240
Chase Mortgage Finance Corp., Series 03-S4, Class 2A1
5.00%	04/25/18	11,147	10,964,055
Countrywide Alternative Loan Trust, Series 06-41CB, Class 2A17
6.00%	12/25/36	25,985	26,165,010
Countrywide Alternative Loan Trust, Series 06-43CB, Class 1A7
6.00%	01/31/37	30,270	30,463,917
Countrywide Home Loans, Series 04-J1, Class 2A1
4.75%	01/25/19	12,707	12,412,662
Countrywide Home Loans, Series 04-J4, Class 2A1
5.00%	05/25/19	2,033	1,999,584

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1
5.25%	10/25/19	$1,603	$1,587,038
Credit Suisse First Boston Mortgage Securities Corp., Series 03-23, Class 8A1
5.00%	09/25/18	17,041	16,727,100
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1
5.00%	04/25/18	8,443	8,223,005
Credit Suisse First Boston Mortgage Securities Corp., Series 05-11, Class 6A5
6.00%	12/01/35	11,312	11,407,911
Credit Suisse First Boston Mortgage Securities Corp., Series 05-4, Class 3A16
5.50%	06/25/36	12,815	12,842,966
Credit Suisse First Boston Mortgage Securities Corp., Series 05-5, Class 2A8
5.50%	07/25/35	8,846	8,841,621
Credit Suisse First Boston Mortgage Securities Corp., Series 4A1, Class 03-10
5.00%	05/25/18	10,910	10,554,430
Deutsche Mortgage Securities, Inc., Series 04-1, Class 2A1
4.75%	10/25/18	13,405	13,082,407
Federal Home Loan Mortgage Corp., Series 1220, Class A
5.72%(f)	02/15/22	316	315,846
Federal Home Loan Mortgage Corp., Series 1220, Class B (IO)
5.36%(g)	02/15/22	2,567	42,966
Federal Home Loan Mortgage Corp., Series 239, Class F29
5.60%(f)	08/15/36	75,740	75,807,487
Federal Home Loan Mortgage Corp., Series 239, Class F30
5.65%(f)	08/15/36	75,740	75,955,478
Federal Home Loan Mortgage Corp., Series 240, Class F22
5.70%(f)	07/15/36	91,553	90,832,654
Federal Home Loan Mortgage Corp., Series 2634, Class TH
4.50%	06/15/18	9,522	8,926,170
Federal Home Loan Mortgage Corp., Series 2743, Class HE
4.50%	02/15/19	8,890	8,382,722
Federal Home Loan Mortgage Corp., Series 2746, Class EG
4.50%	02/15/19	7,800	7,358,142
Federal Home Loan Mortgage Corp., Series 2798, Class JK
4.50%	05/15/19	10,482	9,871,265
Federal Home Loan Mortgage Corp., Series 2827, Class DG
4.50%	07/15/19	11,152	10,429,464
Federal Home Loan Mortgage Corp., Series 2899, Class KT
4.50%	12/15/19	7,962	7,413,219
Federal Home Loan Mortgage Corp., Series 2924, Class DB
4.50%	01/15/20	9,849	9,202,792
Federal Home Loan Mortgage Corp., Series 2948, Class KT
4.50%	03/15/20	6,561	6,094,208
Federal Home Loan Mortgage Corp., Series 2957, Class KN
5.50%	06/15/30	19,121	18,998,662
Federal Home Loan Mortgage Corp., Series 2958, Class MD
5.50%	01/15/31	15,000	14,918,361
Federal Home Loan Mortgage Corp., Series 2963, Class DL
5.50%	02/15/31	9,214	9,150,534
Federal Home Loan Mortgage Corp., Series 2987, Class HE
4.50%	06/15/20	7,800	7,304,961
Federal Home Loan Mortgage Corp., Series 2995, Class JK
4.50%	06/15/20	6,045	5,638,351
Federal Home Loan Mortgage Corp., Series 3042, Class EA
4.50%	09/15/35	20,899	18,977,120
Federal Home Loan Mortgage Corp., Series 3081, Class CP
5.50%	10/15/34	9,000	8,855,552
Federal Home Loan Mortgage Corp., Series 3136, Class PD
6.00%	12/15/34	9,000	9,103,819
Federal Home Loan Mortgage Corp., Series 3150, Class EK
5.00%	05/15/25	22,500	22,149,353
Federal Home Loan Mortgage Corp., Series 3192, Class GA
6.00%	03/15/27	21,313	21,522,943
Federal Home Loan Mortgage Corp., Series 3215, Class QH
6.00%	09/15/36	9,656	9,614,027
Federal Home Loan Mortgage Corp., Series 3218, Class BG
6.00%	09/15/36	9,740	9,864,537
Federal Home Loan Mortgage Corp., Series 3242, Class NC
5.75%	12/15/28	25,412	25,531,162
Federal Home Loan Mortgage Corp., Series R008, Class FK
5.75%(f)	07/15/23	73,431	73,758,905
Federal Home Loan Mortgage Corp., Series SF4, Class B
2.37%	12/15/09	2,888	2,831,658
Federal National Mortgage Assoc., Series 03-130, Class SP (IO)
1.65%(g)	08/25/28	4,131	92,404
Federal National Mortgage Assoc., Series 03-28, Class TB
5.00%	08/25/22	4,673	4,576,084
Federal National Mortgage Assoc., Series 03-41, Class YF
5.62%(f)	06/25/28	13,508	13,538,982
Federal National Mortgage Assoc., Series 04-29, Class FW
5.62%(f)	12/25/17	5,294	5,305,518
Federal National Mortgage Assoc., Series 04-61, Class TF
5.72%(f)	10/25/31	14,689	14,761,822
Federal National Mortgage Assoc., Series 05-103, Class AT
5.50%	06/25/24	16,430	16,408,134

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 05-25, Class PD
5.50%	11/25/30	$13,934	$13,823,099
Federal National Mortgage Assoc., Series 05-36, Class CD
5.50%	11/25/31	18,300	18,241,568
Federal National Mortgage Assoc., Series 06-106, Class PA
5.50%	06/25/30	37,752	37,829,201
Federal National Mortgage Assoc., Series 2618, Class PT
4.50%	10/15/31	15,000	14,098,414
Federal National Mortgage Assoc., Series 273, Class 2 (IO)
7.00%(g)	08/01/26	195	41,140
Federal National Mortgage Assoc., Series 353, Class 2 (IO)
5.00%(g)	07/01/34	37,582	8,989,596
Federal National Mortgage Assoc., Series 370, Class 2 (IO)
6.00%(g)	05/25/36	24,841	5,135,982
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 03-J10, Class A1
4.75%	01/25/19	45,350	43,958,512
Government National Mortgage Assoc., Series 03-105, Class A
4.50%	11/16/27	22,296	21,985,414
J.P. Morgan Mortgage Trust, Series 05-A2, Class 4A1
5.21%(f)	04/01/35	20,714	20,312,718
Master Asset Securitization Trust, Series 03-4, Class 2A7
4.75%	05/25/18	8,227	8,026,068
Master Asset Securitization Trust, Series 03-5, Class 2A1
5.00%	06/25/18	10,492	10,288,006
Master Asset Securitization Trust, Series 03-7, Class 2A1
4.75%	08/25/18	14,439	14,092,846
Master Asset Securitization Trust, Series 04-8, Class 3A1
5.25%	08/25/19	1,084	1,066,264
Residential Asset Securitization Trust, Series 06-A10, Class A4
6.50%	09/25/36	17,456	17,746,006
Residential Funding Mortgage Securities I, Inc., Series 03-S8, Class A1
5.00%	05/25/18	15,265	14,945,018
Residential Funding Mortgage Securities I, Inc., Series 06-S1, Class 1A5
5.25%	01/01/36	9,500	9,423,612
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO)
11.00%(g)	02/17/17	28	8,062
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO)
11.50%(h)	02/17/17	28	24,067
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A
5.00%	11/25/18	896	882,079
Washington Mutual, Series 03-S3, Class 2A1
5.00%	05/25/18	10,108	9,985,602
Washington Mutual, Series 03-S5, Class 2A
5.00%	06/25/18	12,772	12,616,230
Washington Mutual, Series 03-S7, Class A1
4.50%	08/25/18	14,492	13,967,932
Washington Mutual, Series 03-S8, Class A2
5.00%	09/25/18	9,344	9,163,074
Washington Mutual, Series 04-AR12, Class A3
5.64%(f)	10/25/44	2,115	2,116,171
Wells Fargo Mortgage Backed Securities Trust, Series 04-8, Class A1
5.00%	08/25/19	1,037	1,012,426
Wells Fargo Mortgage Backed Securities Trust, Series 05-13, Class A1
5.00%	11/25/20	15,206	14,993,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,172,989,543)			1,171,278,209

COMMERCIAL MORTGAGE BACKED SECURITIES — 10.5%
Credit Suisse Mortgage Capital Certificates, Series 06-C3, Class A3
6.02%(f)	06/15/38	16,150	16,792,008
Federal National Mortgage Assoc., Series 98-M1 (IO)
0.99%(g)	02/25/13	18,324	232,842
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	18,719	18,508,411
Government National Mortgage Assoc., Series 01-58, Class C
5.49%(f)	08/16/27	20,000	20,152,844
Government National Mortgage Assoc., Series 04-10 (IO)
0.97%(g)	01/16/44	57,138	2,468,407
Government National Mortgage Assoc., Series 04-77 (IO)
0.96%(g)	09/16/44	156,795	7,404,188
Government National Mortgage Assoc., Series 04-97, Class C
4.52%(f)	02/16/28	8,400	8,073,774
Government National Mortgage Assoc., Series 05-10, Class ZB
5.18%(f)	12/16/44	3,011	2,823,128
Government National Mortgage Assoc., Series 05-12, Class C
4.66%	12/16/30	20,000	19,348,024
Government National Mortgage Assoc., Series 05-29, Class Z
4.25%(f)	04/16/45	4,813	3,784,572
Government National Mortgage Assoc., Series 05-50 (IO)
1.05%(g)	06/16/45	34,400	2,202,688
Government National Mortgage Assoc., Series 05-59, Class ZA
4.96%(f)	03/16/46	9,209	8,235,016
Government National Mortgage Assoc., Series 05-67, Class Z
4.72%(f)	08/16/45	5,811	4,891,402

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 05-9 (IO)
0.77%(g)	01/16/45	$135,073		$7,049,657
Government National Mortgage Assoc., Series 05-9, Class Z
4.65%(f)	01/16/45	5,423		4,678,634
Government National Mortgage Assoc., Series 05-90 (IO)
0.91%(g)	11/16/45	134,333		7,230,092
Government National Mortgage Assoc., Series 06-15 (IO)
0.91%(g)	04/16/46	139,970		7,219,865
Government National Mortgage Assoc., Series 06-30 (IO)
0.80%(g)	05/16/46	50,746		2,849,860
Government National Mortgage Assoc., Series 06-5 (IO)
0.79%(g)	01/16/46	132,467		7,228,892
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4
6.11%(f)	06/10/16	8,500		8,897,037
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-CB15, Class A4
5.81%(f)	06/01/43	16,500		17,065,828
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A4
6.07%(f)	04/15/45	13,000		13,581,375
J.P. Morgan Mortgage Trust, Series 06-A2, Class 5A3
3.75%(f)	11/25/33	5,347		5,272,801
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(f)	07/15/25	60		59,299
Structured Asset Receivables Trust, Series 03-2
5.72%(f)(i)(j)	01/21/09	1,007		1,006,740

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $198,650,703)				197,057,384

PROJECT LOANS — 2.0%
Government National Mortgage Assoc. I, Construction Loan Collateral
6.09%	10/15/08	31,513		33,277,008
Government National Mortgage Assoc. I, Construction Loan Commitment
6.09%	01/01/19	3,948		4,169,189
5.80%	04/15/20	98		101,383

TOTAL PROJECT LOANS
(Cost $36,375,056)				37,547,580

ASSET BACKED SECURITIES — 1.2%
Countrywide Home Equity Loan Trust, Series 04-K, Class 2A
5.62%(b)(f)	02/15/34	3,668		3,674,646
Federal National Mortgage Assoc. Grantor Trust, Series 04-T9, Class A1
5.46%(f)	04/25/35	7,916		7,922,797
Federal National Mortgage Assoc. Whole Loan, Series 96-W1, Class AL
7.25%	03/25/26	907		922,519
Option One Mortgage Loan Trust, Series 06-1, Class 2A1
5.42%(f)	01/25/36	5,243		5,244,186
Residential Asset Mortgage Products, Inc., Series 04-RS9, Class AII2
5.66%(f)	05/25/34	2,405		2,407,201
Wells Fargo Home Equity Trust, Series 04-2, Class A32
5.66%(f)	02/25/32	1,886		1,887,841

TOTAL ASSET BACKED SECURITIES
(Cost $22,043,881)				22,059,190

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 0.9%
Federal Farm Credit Bank, Discount Notes
5.14%(k)	01/08/07	2,500		2,497,501
Federal National Mortgage Assoc., Discount Notes
5.18%(k)	01/05/07	1,000		999,425
5.14%(k)	01/17/07	1,988		1,983,454
U.S. Treasury Bills
4.74%(c)(k)	01/04/07	2,000		1,999,210
Galileo Money Market Fund		7,862		7,862,221

TOTAL SHORT TERM INVESTMENTS
(Cost $15,341,811)				15,341,811

		NUMBER OF CONTRACTS
PUT SWAPTIONS PURCHASED — 0.0%
Credit Suisse First Boston, Strike Rate 5.265%, Expires 03/17/07		10,000	(l)	15,097
Credit Suisse First Boston, Strike Rate 5.625%, Expires 03/17/07		10,000	(l)	121,676

TOTAL PUT SWAPTIONS PURCHASED
(Cost $238,000)				136,773

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 203.2%
(Cost $3,831,509,862)				3,816,742,532

		PAR (000)
AFFILIATED INVESTMENTS - LONG TERM — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42 7.43%
(Cost $648)	09/01/22	$1		629

TOTAL INVESTMENTS IN SECURITIES — 203.2%
(Cost $3,831,510,510(a))				3,816,743,161

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS —(17.9)%
Federal National Mortgage Assoc. 15 Year TBA
6.00%	01/01/22	$(196,300)		$(198,999,125)
Federal National Mortgage Assoc. 30 Year TBA
5.00%	01/01/37	(77,000)		(74,329,024)
6.00%	01/01/37	(21,400)		(21,540,427)
6.50%	01/01/37	(41,000)		(41,768,750)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $337,494,305)				(336,637,326)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(610	)(l)	(137,066)
Goldman Sachs & Co., Strike Rate 5.350%, Expires 09/11/07		(2,550	)(l)	(636,088)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $827,570)				(773,154)

PUT SWAPTIONS WRITTEN — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(610	)(l)	(164,822)
Credit Suisse First Boston, Strike Rate 5.445%, Expires 03/17/08		(20,000	)(l)	(99,032)
Goldman Sachs & Co., Strike Rate 5.350%, Expires 09/11/07		(2,550	)(l)	(309,469)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $1,032,570)				(573,323)

LIABILITIES IN EXCESS OF OTHER ASSETS — (85.2)%
(including $1,528,130,136 of payable for investments purchased)				(1,599,985,183)

NET ASSETS — 100.0%				$1,878,774,175

(a)	Cost for federal income tax purposes is $3,831,831,813. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$7,055,697
Gross unrealized depreciation	(22,144,349)

$(15,088,652)

(b)	Security, or a portion thereof, pledged as collateral with a value of $2,040,689 on 2,307 short U.S. Treasury Note futures contracts, 5,603 long U.S. Treasury Note futures contracts and 40 short U.S. Treasury Bond futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $1,076,888,742, with an unrealized loss of $5,876,850 (including commissions of $18,305).
(c)	Security, or a portion thereof, with a market value of $1,469,812 have been pledged as collateral for swap and swaption contracts.
(d)	Security, or a portion thereof, subject to financing transactions.
(e)	Par held at end of period is less than 500.
(f)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(g)	Rates shown are the effective yields as of December 31, 2006.
(h)	Interest rate of underlying collateral.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 0.1% of its net assets, with a current market value of $1,006,740, in securities restricted as to resale.
(j)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.1% of its net assets, with a current market value of $1,006,740 in these securities.
(k)	The rate shown is the effective yield at the time of purchase.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INFLATION PROTECTED BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 93.3%
U.S. Treasury Inflation Protected Bonds
2.38%	01/15/25	$10,135		$10,801,830
2.00%	01/15/26	370		353,781
3.62%	04/15/28	7,879		11,868,572
3.88%(b)	04/15/29	1,925		2,975,592
3.38%	04/15/32	1,500		2,059,919
U.S. Treasury Inflation Protected Notes
0.88%	04/15/10	6,420		6,483,056
2.38%	04/15/11	12,140		12,292,839
3.38%	01/15/12	1,891		2,243,594
3.00%	07/15/12	4,060		4,689,142
1.88%	07/13-07/15	12,020		12,591,372
2.00%	01/14-01/16	14,910		15,519,415
1.62%	01/15/15	4,500		4,476,209
2.50%	07/15/16	10,671		10,743,263
U.S. Treasury Notes
4.62%	11/30/08	3,290		3,278,047

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $99,759,629)				100,376,631

MORTGAGE PASS-THROUGHS — 1.0%
Federal National Mortgage Assoc. ARM
4.37%(c)	06/01/34	372		367,108
4.64%(c)	02/01/35	701		693,855

TOTAL MORTGAGE PASS-THROUGHS
(Cost $1,076,580)				1,060,963

ASSET BACKED SECURITIES — 0.2%
Morgan Stanley Capital I, Series 06-NC4, Class A2A
5.38%(c)
(Cost $280,178)	06/25/36	280		280,316

CORPORATE BONDS — 2.9%
Finance — 2.3%
Student Loan Marketing Corp., Senior Unsecured Notes
4.94%(c)	04/01/09	2,500		2,430,775

Yankee — 0.6%
United Mexican States (Mexico), Senior Unsecured Notes
6.75%(d)	09/27/34	50		54,000
VTB Capital SA (Luxembourg), Unsecured Notes
5.97%(c)(d)	08/01/08	650		651,333

				705,333

TOTAL CORPORATE BONDS
(Cost $3,202,925)				3,136,108

FOREIGN BONDS — 1.2%
Bundesrepublic Deutschland (EUR)
4.00%	07/04/16	220		291,252
France Government, Treasury Inflation Protected Bonds (EUR)
2.25%	07/25/20	715		1,054,971

TOTAL FOREIGN BONDS
(Cost $1,365,332)				1,346,223

		NUMBER OF SHARES
SHORT TERM INVESTMENTS — 0.6%
Galileo Money Market Fund
(Cost $604,268)		604,268		604,268

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.1%
June Eurodollar futures, Strike Price $94.75, Expires 06/18/07		262		85,150
June Eurodollar futures, Strike Price $95.25, Expires 06/18/07		64		4,800

TOTAL CALL OPTIONS PURCHASED
(Cost $82,265)				89,950

PUT SWAPTIONS PURCHASED — 0.0%
Barclays Capital, Strike Rate 5.250%, Expires 02/07/07		480	(e)	25,614
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		520	(e)	3,412
Barclays Capital, Strike Rate 5.650%, Expires 02/07/07		480	(e)	911
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		520	(e)	102

TOTAL PUT SWAPTIONS PURCHASED
(Cost $48,720)				30,039

TOTAL INVESTMENTS IN SECURITIES — 99.3%
(Cost $106,419,897(a))				106,924,498

CALL SWAPTIONS WRITTEN — 0.0%
Deutsche Bank, Strike Rate 5.400%, Expires 06/15/07		(110	)(e)	(26,716)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(140	)(e)	(4,718)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $71,634)				(31,434)

PUT SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.450%, Expires 02/07/07		(960	)(e)	(11,573)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07		(1,040	)(e)	(1,518)
Deutsche Bank, Strike Rate 5.800%, Expires 06/15/07		(110	)(e)	(1,585)
Union Bank, Strike Rate 4.730%, Expires 06/13/07		(140	)(e)	(52,850)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $103,862)				(67,526)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%				808,558

NET ASSETS — 100.0%				$107,634,096

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)

(a)	Cost for federal income tax purposes is $106,626,769. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$1,735,731
Gross unrealized depreciation	(1,438,002)

$297,729

(b)	Security, or a portion thereof, pledged as collateral with a value of $618,446 on 210 short U.S. Treasury Note futures contracts, 16 long U.S. Treasury Note futures contracts, 17 short U.S. Treasury Bond futures contracts and 12 short Euro-Bund futures contracts expiring March 2007, 80 long Euro-dollar futures contracts expiring June 2007 and 8 long Euro-dollar futures contracts expiring March 2008. The value of such contracts on December 31, 2006 was $50,003,925, with an unrealized gain of $237,573 (including commissions of $833).
(c)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(d)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(e)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GNMA PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 120.1%
Federal Home Loan Mortgage Corp. Gold
5.50%	06/13-02/18	$476	$477,085
6.00%	11/13-01/19	248	251,089
6.50%	12/13-01/30	280	286,994
8.00%	07/01/17	32	33,850
9.00%	12/01/19	1	624
7.50%	02/27-03/27	7	7,465
4.50%	10/01/35	196	183,936
Federal National Mortgage Assoc.
6.00%	09/12-09/21	509	515,505
6.50%	02/13-04/35	1,204	1,233,405
8.00%	08/01/14	67	68,983
4.00%	07/01/18	124	116,811
4.50%	08/20-10/21	1,894	1,827,032
5.00%	10/20-07/36	4,714	4,640,286
5.50%	01/22-04/35	10,114	10,010,398
8.50%	10/01/24	4	4,378
Federal National Mortgage Assoc. 15 Year TBA
6.00%	01/01/22	3,800	3,852,250
Federal National Mortgage Assoc. 30 Year TBA
4.50%	01/01/37	1,300	1,217,938
5.50%	01/01/37	100	98,812
6.00%	01/01/37	3,100	3,120,342
Federal National Mortgage Assoc. ARM
5.38%(b)	04/01/36	669	672,146
Government National Mortgage Assoc. I
8.00%	12/07-07/17	211	222,223
5.50%	11/08-01/36	4,952	4,957,216
6.50%(c)	03/16-11/34	5,090	5,218,952
7.00%	09/17-05/32	1,030	1,064,319
9.00%	05/18-06/21	159	171,157
10.00%	12/15/20	3	3,551
7.50%	01/26-11/29	367	383,189
6.00%	01/28-12/36	15,104	15,325,410
4.50%	12/34-01/35	4,696	4,436,698
5.00%	05/36-06/36	4,462	4,338,905
Government National Mortgage Assoc. I 30 Year TBA
5.50%	01/01/37	40,500	40,297,500
6.00%	01/01/37	21,000	21,236,250
Government National Mortgage Assoc. II
7.00%	03/24-05/27	361	371,604
8.00%	08/20/24	162	170,827
7.50%	10/20/25	29	30,151
6.00%	02/29-05/36	19,486	19,712,691
5.50%	05/20/34	8,194	8,139,210
6.50%	10/20/34	11,195	11,443,211
5.00%	11/20/35	5,650	5,472,746
Government National Mortgage Assoc. II 30 Year TBA
5.00%	01/01/37	25,700	24,920,982
5.50%	01/01/37	12,000	11,910,000
Government National Mortgage Assoc. II ARM
3.50%(b)	07/20/34	7,287	7,086,336

TOTAL MORTGAGE PASS-THROUGHS
(Cost $216,758,465)			215,532,457

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Countrywide Home Loans, Series 04-J4, Class 2A1
5.00%	05/25/19	567	557,460
Credit Suisse First Boston Mortgage Securities Corp., Series 04-7, Class 6A1
5.25%	10/25/19	449	444,617
Federal National Mortgage Assoc., Series 03-130, Class SP (IO)
1.65%(d)	08/25/28	4,678	104,637
Master Asset Securitization Trust, Series 04-8, Class 3A1
5.25%	08/25/19	300	294,791
Washington Mutual Mortgage Loan Trust, Series 03-S12, Class 3A
5.00%	11/25/18	250	245,913
Wells Fargo Mortgage Backed Securities Trust, Series 04-8, Class A1
5.00%	08/25/19	287	280,033

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,952,398)			1,927,451

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.7%
J.P. Morgan Mortgage Trust, Series 06-A2, Class 5A3
3.75%(b)	11/25/33	1,672	1,648,867
The Money Store Small Business Administration Loan Trust, Series 99-1, Class A
6.05%(b)	07/15/25	179	177,898
Structured Asset Receivables Trust, Series 03-2
5.72%(b)(e)(f)	01/21/09	1,288	1,287,307

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $3,092,463)			3,114,072

ASSET BACKED SECURITIES — 1.5%
Option One Mortgage Loan Trust, Series 06-1, Class 2A1 5.42%(b)
(Cost $2,675,179)	01/25/36	2,675	2,675,605

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

GNMA PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED ) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR/SHARES (000)		VALUE
SHORT TERM INVESTMENTS — 35.0%
Federal Home Loan Bank, Discount Notes
4.80%(g)	01/02/07	$1,000		$999,867
5.16%(g)	01/12/07	45,000		44,929,118
U.S. Treasury Bills
5.08%(g)	01/11/07	9,000		8,987,287
Galileo Money Market Fund		7,857		7,856,763

TOTAL SHORT TERM INVESTMENTS
(Cost $62,773,035)				62,773,035

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 159.4%
(Cost $287,251,540)				286,022,620

AFFILIATED INVESTMENTS—LONG TERM — 0.0%
Federal Housing Authority, Merrill Lynch Project, Pool 42 7.43%
(Cost $3,320)	09/01/22	3		3,287

TOTAL INVESTMENTS IN SECURITIES — 159.4%
(Cost $287,254,860(a))				286,025,907

		PAR (000)
MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (10.3)%
Federal National Mortgage Assoc. 15 Year TBA
5.00%	01/01/22	(4,500)		(4,422,654)
6.00%	01/01/22	(3,100)		(3,142,625)
Federal National Mortgage Assoc. 30 Year TBA
5.00%	01/01/37	(100)		(96,531)
5.50%	01/01/37	(10,000)		(9,881,250)
6.50%	01/01/37	(1,000)		(1,018,750)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $18,652,168)				(18,561,810)

		NUMBER OF CONTRACTS
CALL SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(300	)(h)	(67,410)
Goldman Sachs & Co., Strike Rate 5.350%, Expires 09/11/07		(740	)(h)	(184,590)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $293,900)				(252,000)

PUT SWAPTIONS WRITTEN — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08		(300	)(h)	(81,060)
Goldman Sachs & Co., Strike Rate 5.350%, Expires 09/11/07		(740	)(h)	(89,806)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $293,900)				(170,866)

LIABILITIES IN EXCESS OF OTHER ASSETS — (48.9)%
(including $88,658,989 of payable for investments purchased)				(87,664,846)

NET ASSETS — 100.0%				$ 179,376,385

(a)	Cost for federal income tax purposes is $287,273,619. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$648,400
Gross unrealized depreciation	(1,896,112)

$(1,247,712)

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	Security, or a portion thereof, pledged as collateral with a value of $704,262 on 425 short U.S. Treasury Note futures contracts expiring March 2007. The value of such contracts on December 31, 2006 was $44,921,063, with an unrealized gain of $429,325 (including commissions of $1,254).
(d)	Rates shown are the effective yields as of December 31, 2006.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 0.7% of its net assets, with a current market value of $1,287,307, in securities restricted as to resale.
(f)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.7% of its net assets, with a current market value of $1,287,307 in these securities.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.9%
Federal Home Loan Mortgage Corp., Unsecured Notes
3.00%	04/19/07	$5,900	$5,862,842
Federal National Mortgage Assoc., Unsecured Notes
2.35%	04/05/07	7,880	7,823,761
4.00%	01/26/09	6,520	6,390,389
Overseas Private Investment Co.
4.09%	05/29/12	483	462,843
4.30%	05/29/12	1,351	1,280,909
4.64%	05/29/12	1,011	972,318
4.68%	05/29/12	572	532,445
4.87%	05/29/12	4,325	4,196,737
5.40%	05/29/12	5,363	5,482,560
Resolution Funding Corp., Strip Bonds
6.29%(b)	07/15/18	1,725	974,580
6.30%(b)	10/15/18	1,725	961,864
Small Business Administration Participation Certificates, Series 96-20B, Class 1
6.38%	02/01/16	1,734	1,774,655
Small Business Administration Participation Certificates, Series 96-20K, Class 1
6.95%	11/01/16	2,391	2,474,049
Small Business Administration Participation Certificates, Series 97, Class A
6.10%(c)(d)	08/15/22	488	483,783
Small Business Administration Participation Certificates, Series 97-20B, Class 1
7.10%	02/01/17	2,110	2,187,406
Small Business Administration Participation Certificates, Series 97-20F, Class 1
7.20%	06/01/17	538	559,654
Small Business Administration Participation Certificates, Series 97-20G, Class 1
6.85%	07/01/17	3,880	4,010,433
U.S. Treasury Bonds
6.00%	02/15/26	4,280	4,854,124
4.50%	02/15/36	4,625	4,398,088
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	8,080	7,725,817
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	4,810	4,842,573
U.S. Treasury Notes
4.88%	08/15/16	6,100	6,172,913
4.62%(e)	11/15/16	12,795	12,711,039

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $87,025,418)			87,135,782

MORTGAGE PASS-THROUGHS — 36.0%
Federal Home Loan Mortgage Corp. ARM
4.36%(d)	01/01/35	6,637	6,537,085
5.96%(d)	12/01/36	3,650	3,652,519
Federal Home Loan Mortgage Corp. Gold
6.50%	03/09-12/30	631	644,397
4.00%	05/01/10	1,708	1,653,959
6.00%	11/14-02/32	1,283	1,300,759
5.50%	10/01/17	875	876,693
4.50%	05/18-08/20	10,512	10,159,268
5.00%	12/18-04/36	2,853	2,790,243
7.50%	11/25-10/27	21	21,971
7.00%	04/29-04/32	49	50,372
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
5.00%	01/01/22	7,600	7,464,629
Federal Home Loan Mortgage Corp. Gold 30 Year TBA
6.00%	01/01/37	10,000	10,071,880
Federal National Mortgage Assoc.
7.00%	08/08-09/34	1,727	1,777,353
6.50%	02/11-09/36	10,056	10,258,324
5.50%	09/13-12/35	47,772	47,437,070
5.00%	01/18-07/35	18,667	18,391,297
4.00%	05/01/19	4,761	4,487,246
4.50%	06/19-04/21	7,291	7,035,126
6.00%	08/21-04/35	21,692	21,975,533
Federal National Mortgage Assoc. 15 Year TBA
5.50%	01/01/22	36,400	36,388,643
6.00%	01/01/22	7,900	8,008,625
Federal National Mortgage Assoc. 30 Year TBA
4.50%	01/01/37	9,000	8,431,875
5.00%	01/01/37	12,000	11,583,744
6.00%	01/01/37	25,000	25,159,682
6.50%	01/01/37	5,000	5,093,750
Federal National Mortgage Assoc. ARM
4.28%(d)	12/01/34	6,049	5,942,276
Government National Mortgage Assoc. I
9.50%	09/16-11/16	16	17,612
9.00%	03/15/18	13	13,591
6.50%	12/23-10/34	761	782,688
6.00%	11/28-10/33	439	446,065
5.50%	11/15/33	40	40,141
Government National Mortgage Assoc. I 30 Year TBA
6.00%	01/01/37	5,000	5,056,250

TOTAL MORTGAGE PASS-THROUGHS
(Cost $264,711,251)			263,550,666

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Federal Home Loan Mortgage Corp., Series 231 (IO)
5.50%(b)	08/01/35	3,970	924,191
Federal Home Loan Mortgage Corp., Series 2587, Class WX
5.00%	03/15/18	2,370	2,302,571
Federal Home Loan Mortgage Corp., Series 2825, Class VP
5.50%	06/15/15	3,369	3,386,150
Federal Home Loan Mortgage Corp., Series 2933, Class HD
5.50%	02/15/35	3,542	3,555,337
Federal Home Loan Mortgage Corp., Series 3033, Class JB
5.50%	11/15/32	3,143	3,160,418

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Series 03-118, Class FD
5.72%(d)	12/25/33	$4,754	$4,732,038
Federal National Mortgage Assoc., Series 04-82, Class HJ
5.50%	09/25/32	9,918	9,892,080
Federal National Mortgage Assoc., Series 05-48, Class AR
5.50%	02/25/35	5,576	5,589,874
Federal National Mortgage Assoc., Series 346, Class 2 (IO)
5.50%(b)	12/01/33	4,257	975,579
Federal National Mortgage Assoc., Series 354, Class 2 (IO)
5.50%(b)	11/01/34	3,383	780,571
Federal National Mortgage Assoc., Series 367, Class 2 (IO)
5.50%(b)	01/25/36	6,961	1,640,196
Federal National Mortgage Assoc., Series 378, Class 19 (IO)
5.00%(b)	06/01/35	8,577	1,858,745
J.P. Morgan Alternative Loan Trust, Series 05-S1, Class 2A16
6.00%	12/25/35	2,430	2,441,211
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	5,680	6,015,109
Opteum Mortgage Acceptance Corp., Series 06-2, Class A1A
5.41%(d)	07/25/36	4,081	4,079,396
Summit Mortgage Trust, Series 00-1, Class B1
6.57%(c)(d)(f)	12/28/12	99	99,357

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,223,001)			51,432,823

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.1%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	3,835	3,980,383
Banc of America Commercial Mortgage, Inc., Series 02-PB2, Class A4
6.19%	06/11/35	3,670	3,816,742
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	4,590	4,874,675
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	1,315	1,272,800
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	2,270	2,278,481
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2, Class A2
6.30%	11/11/30	7,322	7,422,359
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2
5.18%	08/15/12	4,575	4,552,439
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	4,865	4,780,401
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 98-CF1, Class A1B
6.41%	02/18/31	6,402	6,441,995
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	4,137	4,363,488
Federal National Mortgage Assoc., Series 06-M2, Class A2A
5.27%	10/20/32	7,525	7,440,344
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2
6.66%	01/12/43	4,090	4,291,058
General Electric Capital Commercial Mortgage Corp., Series 02-1A, Class A3
6.27%	12/10/35	3,800	3,970,172
General Electric Capital Commercial Mortgage Corp., Series 02-2A, Class A3
5.35%	08/11/36	4,240	4,259,908
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2
7.18%	08/15/36	3,068	3,177,824
Goldman Sachs Mortgage Securities Corp. II, Series 98-C1, Class A3
6.14%	10/18/30	4,717	4,752,061
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A4
4.96%	08/10/38	3,500	3,462,901
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	3,320	3,467,643
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	3,840	3,930,928
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	3,930	3,937,467
Lehman Brothers-UBS Commerical Mortgage Trust, Series 03-C7, Class A2
4.06%(d)	09/15/27	2,480	2,413,829
Morgan Stanley Capital Investments, Series 98-HF2, Class A2
6.48%	11/15/30	3,588	3,629,621
Morgan Stanley Dean Witter Capital, Series 00-LIF2, Class A2
7.20%	09/15/10	4,160	4,366,629
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	5,565	5,853,848
Structured Asset Receivables Trust, Series 03-2
5.72%(c)(d)(g)	01/21/09	3,038	3,036,724

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET A SSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
TIAA Real Estate Collaterallized Debt Obligation Ltd., Series 01-C1A, Class A4
6.68%(c)	06/19/31	$5,330	$5,488,997
USGI, Series 87
7.43%	12/01/22	109	109,616
Wachovia Bank Commercial Mortgage Trust, Series 03, Class C6
5.12%	08/15/35	4,470	4,427,852
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO)
2.17%(b)(c)	05/25/36	43,848	2,318,276

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $120,700,848)			118,119,461

PROJECT LOANS — 2.5%
Whittier Rehab at Haverhill Project Loan
7.60%	12/01/39	10,766	10,942,594
Whittier Rehab at Westborough Project Loan
8.12%	02/28/37	6,871	6,933,192

TOTAL PROJECT LOANS
(Cost $17,369,827)			17,875,786

CERTIFICATE OF DEPOSIT — 1.4%
Barclays Bank PLC (United Kingdom)
5.37%(d)	03/13/09	9,180	9,183,213
SunTrust Bank, Inc.
4.42%	06/15/09	1,260	1,242,335

TOTAL CERTIFICATE OF DEPOSIT
(Cost $10,440,000)			10,425,548

ASSET BACKED SECURITIES — 19.4%
Aames Mortgage Investment Trust, Series 06-1, Class A1
5.41%(d)	04/25/36	2,956	2,956,555
American Express Credit Account Master Trust, Series 05-3, Class A
5.35%(d)	01/18/11	5,525	5,516,135
American Express Credit Account Master Trust, Series 05-5, Class A
5.39%(d)	02/15/13	5,350	5,352,037
Ameriquest Mortgage Securities, Inc., Series 04-R11, Class A1
5.65%(d)	11/25/34	3,742	3,752,228
Bear Stearns, Inc., Series 06-HE1, Class 1A1
5.44%(d)	01/25/30	2,909	2,909,952
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A
5.40%(c)	01/20/09	9,175	9,177,385
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(d)	10/25/36	5,157	5,156,658
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	5,675	5,586,959
Citibank Credit Card Issuance Trust, Series 00, Class A3
6.88%	11/16/09	6,275	6,360,016
Citibank Credit Card Issuance Trust, Series 04, Class A1
2.55%	01/20/09	9,150	9,137,159
Countrywide Certificates, Series 04-14, Class A4
5.63%(d)	06/25/35	1,214	1,216,565
Countrywide Certificates, Series 05-16, Class 4AV1
5.45%(d)	07/25/26	2,694	2,694,762
Countrywide Certificates, Series 05-IM2, Class A1
5.43%(d)	06/25/27	72	71,972
Countrywide Certificates, Series 06-18, Class 2A1
5.37%(d)	07/25/36	7,811	7,810,780
DaimlerChrysler Auto Trust, Series 06-A, Class A3
5.00%	05/08/10	5,200	5,186,565
DaimlerChrysler Auto Trust, Series 06-B, Class A2
5.30%	10/08/08	4,231	4,230,428
DaimlerChrysler Auto Trust, Series 06-D, Class A4
4.94%	02/08/12	5,450	5,420,752
Discover Card Master Trust I, Series 05-1, Class A
5.36%(d)	09/16/10	4,425	4,427,509
Fieldstone Mortgage Investment Corp., Series 06-1, Class A1
5.40%(d)	05/25/36	3,669	3,669,195
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	4,051	4,025,630
Ford Credit Auto Owner Trust, Series 05-C, Class A3
4.30%	08/15/09	5,325	5,278,124
Green Tree Financial Corp., Series 96-7, Class A6
7.65%	10/15/27	2,990	3,090,276
IndyMac Residential Trust, Series 06-D, Class 2A1
5.37%(d)	11/25/36	4,166	4,166,477
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	7,200	7,148,161
MBNA Credit Card Master Notes Trust, Series 06, Class A1
4.90%	02/15/09	5,175	5,158,588
Morgan Stanley Home Equity Loans, Series 06-2, Class A1
5.42%(d)	02/25/36	2,982	2,981,872
Residential Asset Mortgage Products, Inc., Series 06-RS4, Class A1
5.43%(d)	07/25/36	5,024	5,024,214
Residential Asset Mortgage Products, Inc., Series 06-RS5, Class A1
5.39%(d)	09/25/36	3,616	3,616,103
Structured Asset Investment Loan Trust, Series 06-2, Class A1
5.41%(d)	04/25/36	1,534	1,534,351
USAA Auto Owner Trust, Series 06-4, Class A4
4.98%	10/15/12	4,825	4,809,996
Wachovia Auto Owner Trust, Series 06-A, Class A2
5.41%	04/20/09	5,000	5,001,695

TOTAL ASSET BACKED SECURITIES
(Cost $142,855,802)			142,469,099

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS — 19.5%
Aerospace — 0.1%
Raytheon Co., Senior Unsecured Notes
4.50%	11/15/07	$383	$379,967

Banks — 7.2%
Bank of America Corp. Capital Trust XI, Capital Securities
6.62%	05/23/36	570	615,135
Bank of America Corp., Senior Unsecured Notes
4.50%	08/01/10	130	127,094
Bank of America Corp., Subordinated Notes
7.80%	02/15/10	1,190	1,277,848
Bank of New York Co., Inc., Senior Notes
3.75%	02/15/08	1,350	1,326,271
BankBoston N.A., Subordinated Notes
7.00%	09/15/07	1,500	1,512,255
Citigroup, Inc., Senior Unsecured Notes
6.20%	03/15/09	1,200	1,223,527
Citigroup, Inc., Subordinated Notes
6.12%	08/25/36	700	728,909
Citigroup, Inc., Unsecured Notes
3.62%(h)	02/09/09	3,655	3,546,918
4.12%	02/22/10	3,900	3,783,187
Depfa Bank PLC, Senior Notes
4.25%(c)	08/16/10	2,150	2,090,204
Deutsche Bank AG, Deposit Notes
5.34%(d)	03/15/07	1,600	1,599,952
HBOS Treasury Services PLC (United Kingdom), Senior Unsecured Notes
3.60%(c)	08/15/07	855	845,617
HBOS Treasury Services PLC (United Kingdom), Unsecured Notes
3.50%(c)	11/30/07	1,630	1,603,271
HSBC Bank USA, Subordinated Notes
3.87%	06/07/07	4,875	4,843,810
J.P. Morgan Chase & Co., Senior Notes
2.62%	06/30/08	835	802,964
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.25%	05/30/07	2,380	2,379,091
Lloyds TSB Bank PLC, Subordinated Notes
6.90%(i)		2,000	2,020,000
Rabobank Nederland (Netherlands), Senior Notes
5.37%(c)(d)	04/06/09	12,170	12,173,043
SunTrust Bank, Inc., Senior Unsecured Notes
3.62%	10/15/07	1,540	1,519,233
U.S. Bancorp, Senior Unsecured Notes
3.95%	08/23/07	335	332,067
U.S. Bank N.A., Senior Bank Notes
2.87%	02/01/07	1,040	1,037,878
2.40%	03/12/07	1,580	1,570,237
U.S. Bank N.A., Subordinated Notes
6.50%	02/01/08	2,420	2,441,468
Wachovia Bank N.A., Senior Bank Notes
4.38%	08/15/08	95	93,646
Wells Fargo & Co., Senior Unsecured Notes
4.20%	01/15/10	580	565,034
Wells Fargo & Co., Unsecured Notes
4.62%	08/09/10	2,115	2,075,543
4.88%	01/12/11	705	697,999

			52,832,201

Broadcasting — 0.2%
BSKYB Finance PLC (United Kingdom), Senior Unsecured Notes
6.50%(c)	10/15/35	120	118,675
News America Holdings, Inc., Senior Debentures
7.12%	04/08/28	300	316,539
7.62%	11/30/28	1,150	1,289,561

			1,724,775

Energy & Utilities — 0.2%
Florida Power & Light Co., First Mortgage Bonds
4.95%	06/01/35	600	533,553
Florida Power Corp., First Mortgage Bonds
6.65%	07/15/11	960	1,006,281
5.90%	03/01/33	175	175,798

			1,715,632

Entertainment & Leisure — 0.6%
Comcast Cable Holdings LLC, Senior Debentures
7.88%	02/15/26	790	902,158
Comcast Cable Holdings LLC, Senior Notes
7.12%	02/15/28	620	661,787
Comcast Corp., Senior Unsecured Bonds
6.50%	11/15/35	475	478,355
Comcast Corp., Senior Unsecured Notes
7.05%	03/15/33	315	336,829
Time Warner Cos., Inc., Senior Debentures
9.15%	02/01/23	535	661,841
8.38%	03/15/23	500	586,580
7.57%	02/01/24	750	824,199

			4,451,749

Finance — 4.6%
Associates Corp. N.A., Senior Notes
6.25%	11/01/08	690	700,580
BAE Systems Holdings, Inc., Unsecured Notes
5.20%(c)	08/15/15	710	676,303
The Bear Stearns & Co., Inc., Notes
4.55%	06/23/10	750	733,979

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Finance (Continued)
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
3.38%	10/15/08	$1,925	$1,865,656
4.12%	01/15/10	215	208,955
General Electric Capital Corp., Unsecured Notes
5.42%(d)	01/15/08	10,250	10,259,758
4.12%	09/01/09	1,515	1,477,121
5.00%	11/15/11	5,205	5,166,842
Household Finance Corp., Senior Unsecured Notes
6.50%	11/15/08	1,615	1,650,914
Morgan Stanley, Senior Notes
5.40%(d)	03/07/08	5,920	5,924,316
5.62%	01/09/12	355	360,850
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	625	660,608
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	1,690	1,679,018
Nationwide Building Society (United Kingdom), Senior Unsecured Notes
3.50%(c)	07/31/07	1,725	1,706,406
Nationwide Building Society (United Kingdom), Unsecured Notes
4.25%(c)	02/01/10	90	87,193
USAA Capital Corp., Senior Unsecured Notes
4.00%(c)	12/10/07	920	907,553

			34,066,052

Insurance — 1.3%
Allstate Financial Global Funding, Unsecured Notes
5.25%(c)	02/01/07	1,150	1,149,905
ASIF Global Financing, Unsecured Notes
3.90%(c)	10/22/08	285	278,029
Metlife, Inc., Junior Subordinated Debentures
6.40%(d)	12/15/36	1,565	1,578,099
MetLife, Inc., Senior Unsecured Notes
6.38%	06/15/34	350	373,752
Monumental Global Funding II, Unsecured Notes
2.80%(c)	07/15/08	2,480	2,388,047
New York Life Global Funding, Unsecured Notes
3.88%(c)	01/15/09	775	754,163
Sun Life of Canada Capital Trust (Canada), Capital Securities
8.53%(c)(i)		1,070	1,123,837
TIAA Global Markets, Senior Unsecured Notes
4.12%(c)	11/15/07	1,850	1,829,942
WellPoint, Inc., Unsecured Notes
5.85%	01/15/36	370	359,435

			9,835,209

Manufacturing — 0.2%
Belvoir Land LLC Class II, Unsecured Notes
5.40%(c)	12/15/47	1,175	1,076,347

Motor Vehicles — 0.0%
DaimlerChrysler N.A. Holding Corp., Unsecured Notes
4.05%	06/04/08	150	146,796

Oil & Gas — 0.2%
Texaco Capital, Inc., Debentures
8.88%	09/01/21	1,350	1,783,600

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Unsecured Notes
5.88%	11/15/36	1,175	1,162,251

Real Estate — 0.2%
The Rouse Co., Unsecured Notes
3.62%	03/15/09	1,615	1,528,539

Retail Merchandising — 0.1%
Federated Department Stores, Senior Debentures
6.79%	07/15/27	320	319,989

Telecommunications — 0.8%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,195	1,361,183
BellSouth Telecommunications, Debentures
6.40%(j)	12/15/35	900	455,357
GTE Corp., Debentures
6.94%	04/15/28	150	157,263
New England Telephone & Telegraph Co., Debentures
7.88%	11/15/29	200	218,214
SBC Communications, Inc., Unsecured Notes
4.21%(c)	06/05/21	3,000	2,983,650
Sprint Capital Corp., Senior Unsecured Notes
8.75%	03/15/32	365	439,318

			5,614,985

Yankee — 3.6%
AID-Israel (Israel), Unsecured Notes
5.50%(k)	09/18/23	5,000	5,200,890
Deutsche Telekom International Finance BV (Netherlands), Senior Unsecured Notes
8.25%(k)	06/15/30	590	725,311
Eksportfinans ASA (Norway), Unsecured Notes
3.38%(k)	01/15/08	3,770	3,697,329
National Landeskreditbank Baden-Wurttemberg (Germany), Unsecured Notes
4.25%(k)	09/15/10	2,800	2,727,480
Pemex Finance Ltd. (Luxembourg), Senior Unsecured Notes
9.03%(k)	02/15/11	2,979	3,172,991
The Royal Bank of Scotland Capital Trust (United Kingdom), Bank Guaranteed Bonds
6.80%(i)(k)		1,000	1,012,500
Suncor Energy, Inc. (Canada)
5.95%(k)	12/01/34	70	70,424

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Swedish Export Credit Corp. (Sweden), Unsecured Notes
2.88%(k)	01/26/07	$1,550		$1,547,813
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
6.00%(k)	09/30/34	175		158,719
7.20%(k)	07/18/36	650		679,067
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(k)	10/01/15	1,000		934,109
Telefonica Emisiones Sau (Spain), Senior Unsecured Notes
6.42%(k)	06/20/16	600		618,971
7.04%(k)	06/20/36	500		531,084
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(k)	09/15/10	475		510,170
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.75%(k)	02/15/11	575		606,281
United Mexican States (Mexico), Senior Unsecured Notes
6.75%(k)	09/27/34	725		783,000
United Mexican States (Mexico), Unsecured Bonds
11.50%(k)	05/15/26	95		153,662
United Mexican States (Mexico), Unsecured Notes
7.50%(k)	04/08/33	70		82,600
Vodafone Group PLC (United Kingdom), Unsecured Notes
5.45%(d)(k)	12/28/07	2,715		2,716,309
5.00%(k)	12/16/13	90		86,984

				26,015,694

TOTAL CORPORATE BONDS
(Cost $143,226,109)				142,653,786

TAXABLE MUNICIPAL BONDS — 1.1%
Los Angeles County California Pension Obligation Revenue Bonds, Series 95, Class D
6.97%	06/30/08	7,355		7,539,022
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1
6.19%	04/01/49	750		805,155

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $8,105,000)				8,344,177

		NUMBER OF SHARES
SHORT TERM INVESTMENTS — 0.4%
Galileo Money Market Fund
(Cost $2,900,045)		2,900,045		2,900,045

		NUMBER OF CONTRACTS
CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $596,918)		980	(l)	583,360

PUT OPTIONS PURCHASED — 0.0%
March 10 year U.S. Treasury Notes futures, Strike Price $106, Expires 02/23/07
(Cost $27,957)		74		35,844

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		8,710	(l)	57,152
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		980	(l)	536,985
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		8,710	(l)	1,709
Citibank, Strike Rate -0.020%, Expires 06/01/07		14,400	(l)	148,821

TOTAL PUT SWAPTIONS PURCHASED
(Cost $820,238)				744,667

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 115.5%
(Cost $851,002,414)				846,271,044

	MATURITY	PAR (000)
AFFILIATED INVESTMENTS — LONG TERM — 0.3%
Merrill Lynch Mortgage Investors, Inc., Series 05-HE2, Class A2A
5.46%(d)
(Cost $2,395,435)	09/25/36	2,395		2,395,874

TOTAL INVESTMENTS IN SECURITIES — 115.8%
(Cost $853,397,849(a))				848,666,918

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (2.3)%
Federal Home Loan Mortgage Corp. Gold 15 Year TBA
4.50%	01/01/22	(5,400)		(5,202,565)
Federal National Mortgage Assoc. 30 Year TBA
5.50%	01/01/37	(8,800)		(8,695,500)
6.00%	01/01/37	(3,000)		(3,019,686)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Premiums received $17,015,656)				(16,917,751)

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF ASSETS)	NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(960	)(l)	$(215,710)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060	)(l)	(449,440)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(1,000	)(l)	(494,210)
Union Bank, Strike Rate 4.730%, Expires 06/13/07	(2,330	)(l)	(78,521)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $2,235,960)			(1,237,881)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.140%, Expires 04/21/08	(960	)(l)	(259,392)
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07	(17,420	)(l)	(25,435)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,060	)(l)	(307,612)
Citibank, Strike Rate 5.670%, Expires 01/04/10	(1,000	)(l)	(255,760)
Union Bank, Strike Rate 4.730%, Expires 06/13/07	(2,330	)(l)	(879,575)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $2,305,640)			(1,727,774)

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.1)%
(including $141,723,269 of payable for investments purchased and $40,699,375 of receivable for investments sold)			(96,034,921)

NET ASSETS — 100.0%			$732,748,591

(a)	Cost for federal income tax purposes is $853,587,657. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,213,198
Gross unrealized depreciation	(8,133,937)

$(4,920,739)

(b)	Rates shown are the effective yields as of December 31, 2006.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 7.2% of its net assets, with a current market value of $52,396,707, in securities restricted as to resale.
(d)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(e)	Security, or a portion thereof, subject to financing transactions.
(f)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $99,357, which represents less than 0.1% of net assets.
(g)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.4% of its net assets, with a current market value of $3,036,724 in these securities.
(h)	Security, or a portion thereof, pledged as collateral with a value of $3,546,918 on 1,340 short U.S. Treasury Note futures contracts, 314 long U.S. Treasury Note futures contracts and 488 long U.S Treasury Bond futures contracts expiring March 2007 and 324 short Euro-dollar futures contracts expiring December 2007. The value of such contracts on December 31, 2006 was $305,900,938, with an unrealized gain of $294,558 (including commissions of $5,150).
(i)	The security is a perpetual bond and has no stated maturity date.
(j)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2006.
(k)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(l)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
FOREIGN BONDS — 74.2%
Australia — 0.6%
New South Wales Treasury Corp. (AUD)
7.00%	12/01/10	$4,130	$3,339,078

Austria — 2.4%
Republic of Austria Government Bonds (EUR)
5.00%	07/15/12	10,250	14,220,920

Belgium — 2.8%
Kingdom of Belgium (EUR)
5.75%	03/28/08	8,500	11,464,986
3.75%	03/28/09	4,250	5,595,043

			17,060,029

Canada — 5.1%
Government of Canada Bonds (CND)
5.25%	06/01/12	17,390	15,805,566
4.00%	06/01/16	1,515	1,290,702
5.75%	06/01/33	375	404,215
5.00%	06/01/37	3,000	2,968,718
Province of Ontario, Notes (CND)
4.50%	03/08/15	3,600	3,126,627
Royal Bank of Canada, Senior Unsecured Notes (GBP)
4.62%	12/07/10	3,830	7,269,119

			30,864,947

Denmark — 2.5%
Kingdom of Denmark (DKK)
7.00%	11/10/24	11,700	2,837,320
Nykredit Denmark (DKK)
4.16%(b)	10/01/38	20,195	3,492,824
Realkredit Denmark (DKK)
4.51%(b)	10/01/38	50,487	8,732,099

			15,062,243

Finland — 5.2%
Finnish Government Bonds (EUR)
3.00%	07/04/08	13,050	17,009,531
4.25%	07/04/15	10,385	13,997,370

			31,006,901

France — 4.9%
France Government Bonds (EUR)
4.25%	04/25/19	2,525	3,403,909
5.75%	10/25/32	14,750	24,406,085
France Government, Treasury Inflation Protected Bonds (EUR)
2.25%	07/25/20	345	509,042
Reseau Ferre de France, Unsecured Notes (GBP)
5.50%	12/01/21	600	1,233,846

			29,552,882

Germany — 5.4%
Bundesrepublic Deutschland (EUR)
6.25%	01/04/24	11,720	19,559,892
5.50%	01/04/31	195	310,872
4.75%	07/04/34	7,170	10,463,250
4.00%	01/04/37	1,600	2,081,869

			32,415,883

Iceland — 0.5%
Housing Finance Fund, Index-Linked Notes (ISK)
3.75%	09/15/14	210,456	3,068,409

Ireland — 3.0%
Irish Treasury Notes (EUR)
3.25%	04/18/09	14,000	18,221,900

Italy — 4.4%
Buoni Poliennali del Tesoro (EUR)
5.00%	02/01/12	6,500	8,967,005
4.25%	02/01/15	13,350	17,797,768

			26,764,773

Japan — 9.6%
Development Bank of Japan (JPY)
1.70%	09/20/22	401,000	3,167,780
East Japan Railway Co. (GBP)
4.75%	12/08/31	1,500	2,869,716
Japan Finance Corp. (GBP)
5.75%	08/09/19	2,860	5,937,151
Japan Government Bonds (JPY)
1.33%(b)	01/20/21	1,351,000	11,070,923
2.20%	06/20/26	1,829,000	15,719,487
2.50%	09/20/35	921,500	8,081,175
Japan Government, Treasury Inflation Protected Notes (JPY)
0.50%	06/10/15	479,000	3,849,326
1.10%	09/10/16	850,149	7,106,179

			57,801,737

Netherlands — 4.7%
Netherland Government Bonds (EUR)
5.75%	02/15/07	1,845	2,440,987
2.50%	01/15/08	10,500	13,670,583
4.25%	07/15/13	7,400	9,936,249
3.75%	01/15/23	1,950	2,477,302

			28,525,121

New Zealand — 1.3%
General Electric Capital Corp., Senior Unsubordinated Notes (NZD)
6.50%	09/28/15	5,245	3,553,486
International Bank Reconstruction and Development (NZD)
7.49%(c)	08/20/07	6,620	4,448,355

			8,001,841

Poland — 1.2%
Poland Government Bonds (PLN)
5.75%	03/24/10	20,475	7,249,298

Portugal — 0.7%
Portugal Government Bonds (EUR)
4.38%	06/16/14	2,950	3,975,520

Singapore — 2.0%
Singapore Government Bonds (SGD)
3.50%	07/01/12	18,250	12,180,886

Spain — 4.8%
Bonos y Obligation del Estado (EUR)
6.00%	01/31/08	1,650	2,225,839

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
FOREIGN BONDS (Continued)
Spain (Continued)
4.00%	01/31/10	$8,300	$10,987,051
5.75%	07/30/32	5,895	9,716,031
Kingdom of Spain (EUR)
5.00%	07/30/12	4,155	5,762,865

			28,691,786

Sweden — 7.3%
AB Spintab, Notes (EUR)
4.38%	04/20/09	1,780	2,360,841
Swedish Government Bonds (SEK)
5.25%	03/15/11	270,000	41,588,822

			43,949,663

Switzerland — 0.3%
European Investment Bank (CHF)
2.00%	08/29/16	2,440	1,905,837

United Kingdom — 5.5%
BP Capital Markets PLC, Senior Unsecured Notes (GBP)
5.12%	12/07/08	1,345	2,613,147
GE Capital UK Funding (GBP)
5.12%	03/03/15	2,825	5,416,801
Network Rail Infrastructure Finance, Senior Secured Notes (GBP)
4.88%	11/27/15	1,630	3,142,237
Royal Bank of Scotland PLC (GBP)
5.50%(b)(d)		690	1,332,497
United Kingdom Treasury Bonds (GBP)
8.00%	06/07/21	2,000	5,278,720
5.00%	03/07/25	1,360	2,828,043
4.25%	03/07/36	590	1,163,758
United Kingdom Treasury Notes (GBP)
4.00%	03/07/09	2,450	4,683,016
4.25%	03/07/11	2,175	4,245,635
5.00%	03/07/12	1,225	2,401,886

			33,105,740

TOTAL FOREIGN BONDS
(Cost $424,625,967)			446,965,394

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
4.50%(e)	02/15/36	2,562	2,436,303
U.S. Treasury Inflation Protected Bonds
2.00%	01/15/26	4,790	4,580,032
U.S. Treasury Inflation Protected Notes
2.50%	07/15/16	2,925	2,944,808

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $10,219,353)			9,961,143

MORTGAGE PASS-THROUGHS — 1.0%
Federal Home Loan Mortgage Corp. ARM
4.62%(b)
(Cost $5,871,292)	02/01/35	5,859	5,804,796

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3
4.56%	11/10/41	2,470	2,398,853
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.72%(b)	11/25/34	2,779	2,784,765
Federal Home Loan Mortgage Corp., Series 232 (IO)
5.00%(f)	08/01/35	7,520	1,798,672
Federal Home Loan Mortgage Corp., Series 3204, Class C
5.50%	04/15/29	6,855	6,834,464
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	1,800	1,906,197
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4
4.51%	12/15/29	3,825	3,707,361

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,721,344)			19,430,312

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.7%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2
6.50%	04/15/36	3,511	3,644,569
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4
4.89%(b)	11/10/42	4,320	4,289,549
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6, Class A6
4.82%	11/11/41	1,015	982,427
Commercial Mortgage Acceptance Corp., Series 98-C2, Class A2
6.03%	03/15/08	2,084	2,091,720
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2
4.94%	12/15/35	5,655	5,556,664
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	1,774	1,877,960
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4
4.76%	07/10/39	2,150	2,068,150
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4
4.76%	06/10/36	740	730,062
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3
5.86%	10/12/35	4,530	4,637,267
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 04-CBX, Class A4
4.53%	01/12/37	2,700	2,621,860

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)		VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
J.P. Morgan Mortgage Trust, Series 06-A2, Class 5A3
3.75%(b)	11/25/33	$5,483		$5,406,855
Morgan Stanley Capital Investments, Series 99-FNV1, Class A2
6.53%	03/15/31	670		680,891

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $35,482,865)				34,587,974

ASSET BACKED SECURITIES — 5.2%
Chase Issuance Trust, Series 04-A9, Class A9
3.22%	06/15/10	3,450		3,396,477
Citibank Credit Card Issuance Trust, Series 03, Class A6
2.90%	05/17/10	1,375		1,332,974
Citibank Credit Card Issuance Trust, Series 04, Class A4
3.20%(b)(g)	08/24/09	3,175		3,132,618
Ford Credit Auto Owner Trust, Series 05-C, Class A3
4.30%	08/15/09	6,300		6,244,541
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.07%	03/15/10	5,125		5,110,982
Student Loan Marketing Assoc. Student Loan Trust, Series 99-3, Class A2
5.54%(b)	07/25/12	285		285,046
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10 (GBP)
5.15%	09/15/39	1,280		2,476,190
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A2
5.38%(b)	07/25/16	2,645		2,646,340
USAA Auto Owner Trust, Series 06-2, Class A4
5.37%	02/15/12	6,375		6,418,727

TOTAL ASSET BACKED SECURITIES
(Cost $30,845,317)				31,043,895

CORPORATE BONDS — 4.9%
Citigroup, Inc., Unsecured Bonds (JPY)
2.24%	12/09/22	200,000		1,649,128
General Electric Capital Corp., Senior Unsecured Bonds (NZD)
6.62%	02/04/10	5,925		4,109,440
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.42%(b)	12/22/08	5,800		5,808,857
Pemex Project Funding Master Trust, Unsecured Notes
5.75%	12/15/15	480		476,640
Rabobank Nederland (Netherlands), Senior Notes
5.37%(b)(h)	04/06/09	12,200		12,203,050
VTB Capital SA (Luxembourg), Unsecured Notes
5.97%(b)	08/01/08	3,800		3,801,900
Washington Mutual, Covered Secured Mortgage Notes
4.00%	09/27/16	1,100		1,420,776

TOTAL CORPORATE BONDS
(Cost $29,679,575)				29,469,791

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 5.6%
Federal Farm Credit Bank, Discount Notes
5.14%(i)	01/08/07	1,500		1,498,501
Federal Home Loan Bank, Discount Notes
4.80%(i)	01/02/07	12,800		12,798,293
5.11%(i)	01/09/07	1,000		998,865
5.14%(e)(g)(i)	01/24/07	6,200		6,179,640
U.S. Treasury Bills
4.74%(e)(i)	01/18/07	4,000		3,991,038
Galileo Money Market Fund		8,272		8,272,168

TOTAL SHORT TERM INVESTMENTS
(Cost $33,738,505)				33,738,505

		NUMBER OF CONTRACTS
CALL OPTIONS PURCHASED — 0.0%
Euro Currency versus Czech Koruna, Strike Price $28.50, Expires 03/13/07 (EUR)		602		6,917
U.S. Dollar versus Korean Won, Strike Price $995.00, Expires 03/22/07		1,241		1,675

TOTAL CALL OPTIONS PURCHASED
(Cost $122,829)				8,592

CALL SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.520%, Expires 09/19/16
(Cost $536,008)		880	(j)	523,833

PUT SWAPTIONS PURCHASED — 0.1%
Barclays Capital, Strike Rate 5.400%, Expires 03/12/07		7,620	(j)	50,000
Barclays Capital, Strike Rate 5.520%, Expires 09/21/15		880	(j)	482,191
Barclays Capital, Strike Rate 5.900%, Expires 03/12/07		7,620	(j)	1,495
Citibank, Strike Rate -0.020%, Expires 06/01/07		12,960	(j)	133,939
Deutsche Bank Alex. Brown, Strike Rate 9.500%, Expires 06/07/12		2,500	(j)	5,677

TOTAL PUT SWAPTIONS PURCHASED
(Cost $787,175)				673,302

TOTAL INVESTMENTS IN SECURITIES — 101.7%
(Cost $591,630,230(a))				612,207,537

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED ) (PERCENTAGE OF NET ASSETS)	NUMBER OF CONTRACTS		VALUE
CALL SWAPTIONS WRITTEN — (0.2)%
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	$(593,600)
Union Bank, Strike Rate 4.730%, Expires 06/13/07	(2,650	)(j)	(89,305)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $1,554,175)			(682,905)

PUT SWAPTIONS WRITTEN — (0.2)%
Barclays Capital, Strike Rate 5.650%, Expires 03/12/07	(15,240	)(j)	(22,252)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(1,400	)(j)	(406,280)
Union Bank, Strike Rate 4.730%, Expires 06/13/07	(2,650	)(j)	(1,000,375)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $1,615,135)			(1,428,907)

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%			(7,959,453)

NET ASSETS — 100.0%			$602,136,272

(a)	Cost for federal income tax purposes is $591,688,296. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$29,533,749
Gross unrealized depreciation	(9,014,508)

$20,519,241

(b)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(c)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2006.
(d)	The security is a perpetual bond and has no stated maturity date.
(e)	Security, or a portion thereof, with a market value of $4,114,235 have been pledged as collateral for swap and swaption contracts.
(f)	Rates shown are the effective yields as of December 31, 2006.
(g)	Security, or a portion thereof, pledged as collateral with a value of $3,930,220 on 2,184 short U.S. Treasury Note futures contracts, 11 long U.S. Treasury Bond futures contracts, 139 long Euro-Bobl futures contracts, 284 long Euro-Bund futures contracts, 281 long Euro-Schatz futures contracts, 59 short British Gilt futures contracts and 25 long Japan Government Bond futures contracts expiring March 2007, 298 short Canada Government Bond futures contracts and 381 long Australia Government Bond futures contracts expiring June 2007. The value of such contracts on December 31, 2006 was $544,234,343, with an unrealized gain of $1,634,738 (including commissions of $9,185).
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 2.0% of its net assets, with a current market value of $12,203,950, in securities restricted as to resale.
(i)	The rate shown is the effective yield at the time of purchase.
(j)	Each swaption contract is equivalent to $10,000 notional amount.

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)		NUMBER OF SHARES	VALUE
COMMON STOCKS — 0.9%
American Tower Corp. - Class A(b)		475	$17,708
Armstrong World Industries, Inc.(b)		88,803	3,764,359
Critical Care Systems International, Inc.(b)(c)		570,169	4,561,354
Freedom Pay, Inc.(b)		314,534	3,146
Loral Space & Communications, Inc.(b)		97,735	3,979,769
MACH Gen LLC(b)(c)		202	0
Massey Energy Co.		4,583	106,463
Mattress Discounters Corp.(b)(c)		22,488	0
Mirant Corp.(b)		37,119	1,171,842
Phase Metrics, Inc.(b)		842,908	16,858
Reunion Industries, Inc.(b)		8,341	3,086
Western Forest Products, Inc.(b)(d)		385,732	635,086

TOTAL COMMON STOCKS
(Cost $26,914,315)			14,259,671

PREFERRED STOCKS — 0.4%
Adelphia Business Solutions, Inc., Series B
12.88%(b)(c)(e)		2,200	0
Eagle-Picher, Inc.
9.75%(b)(c)(d)		131,400	2,496,600
Ion Media Networks, Inc.
14.25%(b)(e)		21	157,584
Loral Skynet Corp.
12.00%(b)(e)		5,236	1,078,616
MACH Gen LLC
0.00%(b)		814	133,496
New York Community Capital Trust V
6.00%		45,000	2,097,000
PTV, Inc.
10.00%(b)		34	127
Superior Essex Holdings Corp.
9.50%		176,985	145,128

TOTAL PREFERRED STOCKS
(Cost $7,820,045)			6,108,551

WARRANTS — 0.0%
American Tower Corp. (issued 01/29/03, expiring 08/01/08, strike price $0.01)(b)		950	500,003
ATEP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)		136	0
ATH Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)		136	0
ATPP Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)		136	26,119
ATPR Holdings, Inc. (issued 12/21/05, expiring 10/24/15, strike price $0.01)(b)(c)		136	0
DIVA Systems Corp. (issued 02/19/98, expiring 03/01/08, strike price $0.01)(b)(c)		4,500	0
Healthsouth Corp. (issued 07/28/06, expiring 01/16/11, strike price $0.01)(b)		52,113	41,690
Mattress Discounters Co. (issued 08/03/99, expiring 07/15/07, strike price $0.01)(b)(c)		1,500	2
Ubiquitel, Inc. (issued 04/11/00, expiring 04/15/10, strike price $22.74)(b)(c)		3,000	0

TOTAL WARRANTS
(Cost $204,221)			567,814

	MATURITY	PAR (000)
CORPORATE BONDS — 80.7%
Advertising — 0.4%
R.H. Donnelley Corp., Senior Discount Notes
6.88%	01/15/13	$350	335,563
R.H. Donnelley Corp., Senior Unsecured Notes
6.88%	01/15/13	700	671,125
8.88%	01/15/16	4,380	4,599,000

			5,605,688

Aerospace — 0.5%
AAR Corp., Senior Unsecured Notes
6.88%	12/15/07	1,245	1,245,000
8.39%(c)(f)	05/15/11	3,850	3,888,500
Sequa Corp., Senior Unsecured Notes
9.00%	08/01/09	1,975	2,113,250

			7,246,750

Air Transportation — 0.4%
American Airlines, Inc., Pass-Through Certificates, Series 99-1
7.32%	10/15/09	1,375	1,375,000
Continental Airlines, Inc., Pass-Through Certificates, Series 98-1C
6.54%	03/15/08	84	84,462
Continental Airlines, Inc., Pass-Through Certificates, Series 99-1B
6.80%	08/02/18	1,494	1,486,697
Northwest Airlines, Inc., Senior Unsecured Notes
10.00%(d)(g)	02/01/09	3,335	3,151,575

			6,097,734

Broadcasting — 4.0%
Adelphia Communications Corp., Senior Notes
0.00%(g)(h)(i)	03/15/03	625	664,062
10.50%(d)(g)(i)	07/15/04	800	744,000
Adelphia Communications Corp., Senior Unsecured Notes
11.88%(d)(g)	09/15/07	500	662,500
10.88%(g)	10/01/10	325	298,188
Adelphia Communications Corp., Subordinated Notes
6.00%(g)(j)	02/15/26	1,925	1,155
Barrington Broadcasting Group LLC, Senior Subordinated Notes
10.50%(f)	08/15/14	1,895	1,923,425

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Cablevision Systems Corp., Senior Unsecured Notes
9.87%(j)	04/01/09	$7,835	$8,265,925
8.00%	04/15/12	325	319,312
Charter Communications Holdings I LLC, Notes
11.00%	10/01/15	4,900	5,028,625
Charter Communications Holdings II LLC, Senior Unsecured Notes
10.25%	09/15/10	7,445	7,770,719
Charter Communications Holdings II LLC, Unsecured Notes
10.25%	09/15/10	2,910	3,044,588
Echostar DBS Corp., Senior Notes
6.38%	10/01/11	430	427,312
Echostar DBS Corp., Senior Unsecured Notes
7.00%	10/01/13	4,800	4,794,000
7.12%	02/01/16	3,475	3,475,000
Lamar Media Corp., Senior Subordinated Notes
6.62%	08/15/15	1,650	1,635,563
Liberty Media Corp., Senior Debentures
0.75%	03/30/23	4,000	5,070,000
Lin Television Corp., Senior Subordinated Notes
6.50%	05/15/13	1,650	1,571,625
Nexstar Finance, Inc., Senior Subordinated Notes
7.00%	01/15/14	400	376,000
Rainbow National Services LLC, Senior Subordinated Notes
10.38%(f)	09/01/14	8,845	9,829,006
Sinclair Broadcast Group, Inc., Senior Subordinated Notes
4.88%(j)	07/15/18	1,285	1,174,169
Young Broadcasting, Inc., Senior Subordinated Notes
10.00%	03/01/11	6,195	5,885,250

			62,960,424

Business Services — 1.0%
Ashtead Holdings PLC (United Kingdom), Senior Secured Notes
8.62%(f)	08/01/15	850	884,000
DI Finance/Dyncorp International, Senior Subordinated Notes
9.50%	02/15/13	5,982	6,340,920
UGS Corp., Senior Subordinated Notes
10.00%(d)	06/01/12	7,635	8,322,150

			15,547,070

Chemicals — 2.4%
Airgas, Inc., Senior Unsecured Notes
6.25%	07/15/14	614	592,510
Chemtura Corp., Unsecured Notes
6.88%	06/01/16	1,690	1,626,625
Equistar Chemicals LP, Senior Unsecured Notes
10.12%	09/01/08	3,225	3,426,562
8.75%	02/15/09	1,965	2,058,337
10.62%	05/01/11	3,485	3,711,525
Hercules, Inc., Senior Debentures
6.60%	08/01/27	640	639,200
Huntsman International LLC, Senior Unsecured Notes
9.88%	03/01/09	1,522	1,567,660
Huntsman LLC, Senior Secured Notes
11.62%	10/15/10	1,971	2,153,318
Huntsman LLC, Senior Unsecured Notes
11.50%	07/15/12	1,114	1,256,035
Innophos, Inc., Senior Unsecured Notes
8.88%	08/15/14	4,625	4,694,375
Lyondell Chemical Co., Senior Unsecured Notes
8.00%	09/15/14	3,020	3,133,250
8.25%(j)	09/15/16	5,265	5,528,250
MacDermid, Inc., Senior Subordinated Notes
9.12%	07/15/11	2,375	2,470,000
Millenium America, Inc., Senior Unsecured Notes
9.25%	06/15/08	2,000	2,065,000
Omnova Solutions, Inc., Senior Secured Notes
11.25%	06/01/10	2,925	3,144,375

			38,067,022

Computer & Office Equipment — 0.5%
CBD Media LLC, Senior Unsecured Notes
9.25%	07/15/12	1,560	1,624,350
Ion Media Networks, Inc., Notes
8.76%(f)(j)	01/15/12	3,150	3,189,375
Quebecor World, Inc. (Canada), Senior Unsecured Notes
9.75%(f)	01/15/15	2,780	2,797,375

			7,611,100

Computer Software & Services — 1.1%
DRS Technologies, Inc., Senior Subordinated Notes
6.88%	11/01/13	500	503,750
DRS Technologies, Inc., Senior Unsecured Notes
6.62%	02/01/16	250	251,875
Juniper Networks, Inc., Senior Unsecured Notes
3.66%(d)(k)	06/15/08	1,260	1,362,375
SS&C Technologies, Inc., Senior Subordinated Notes
11.75%	12/01/13	1,885	2,045,225
Sungard Data Systems, Inc., Senior Subordinated Notes
10.25%	08/15/15	1,030	1,099,525
Sungard Data Systems, Inc., Senior Unsecured Notes
9.12%	08/15/13	2,760	2,898,000
9.97%(j)	08/15/13	4,045	4,201,744
UGS Capital Corp. II., Senior Unsecured Notes
10.35%(e)(f)(j)	06/01/11	1,973	2,022,271

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Computer Software & Services (Continued)
Xerox Corp., Senior Unsecured Notes
7.62%	06/15/13	$250	$262,500
6.40%	03/15/16	2,255	2,302,918
6.75%	02/01/17	470	491,150

			17,441,333

Construction — 1.0%
Beazer Homes USA, Inc., Senior Unsecured Notes
8.62%	05/15/11	580	597,400
Compression Polymers Holdings Corp., Senior Unsecured Notes
10.50%	07/01/13	2,450	2,495,938
D.R. Horton, Inc., Senior Unsecured Notes
6.88%	05/01/13	1,300	1,342,667
Dayton Superior Corp., Senior Secured Notes
10.75%	09/15/08	1,640	1,713,800
Dycom Industries, Inc., Senior Subordinated Notes
8.12%	10/15/15	1,150	1,190,250
K. Hovnanian Enterprises, Inc., Senior Unsecured Notes
10.50%	10/01/07	2,000	2,065,000
Nortek, Inc., Senior Subordinated Notes
8.50%	09/01/14	6,810	6,673,800

			16,078,855

Containers — 1.6%
Ball Corp., Senior Unsecured Notes
6.62%	03/15/18	655	651,725
Berry Plastics Holding Corp., Secured Notes
8.88%(f)	09/15/14	7,255	7,363,825
9.24%(d)(f)(j)	09/15/14	2,530	2,561,625
Concentra Operating Corp., Senior Subordinated Notes
9.12%	06/01/12	2,145	2,252,250
Crown Holdings, Inc., Debentures
8.00%	04/15/23	1,195	1,165,125
Crown Holdings, Inc., Senior Debentures
7.38%(d)	12/15/26	920	860,200
Impress Holdings BV (Netherlands), Secured Notes
8.51%(f)(j)	09/15/13	4,950	4,984,155
Packaging Dynamics Finance Corp., Senior Subordinated Notes
10.00%(f)	05/01/16	470	470,000
Pregis Corp., Senior Subordinated Notes
12.38%(d)(f)	10/15/13	4,290	4,643,925

			24,952,830

Electronics — 0.6%
Condor Systems, Inc., Senior Subordinated Notes, Series B
11.88%(c)(g)	05/01/09	1,500	0
L-3 Communications Corp., Senior Subordinated Notes
5.88%	01/15/15	2,000	1,930,000
NXP BV (Netherlands), Unsecured Notes
9.50%(f)	10/15/15	7,880	8,077,000

			10,007,000

Energy & Utilities — 5.5%
The AES Corp., Senior Unsecured Notes
7.75%	03/01/14	700	738,500
AES Eastern Energy LP, Pass Through Certificates, Series 99-B
9.67%	01/02/29	500	627,500
AES Eastern Energy LP, Pass-Through Certificates
9.00%	01/02/17	3,371	3,775,424
AES Ironwood LLC, Senior Secured Notes
8.86%	11/30/25	3,774	4,236,333
AES Red Oak LLC, Senior Secured Notes
8.54%	11/30/19	2,753	2,993,758
9.20%	11/30/29	2,135	2,407,212
CCM Merger, Inc., Senior Unsecured Notes
8.00%(f)	08/01/13	3,560	3,479,900
CE Generation LLC, Senior Notes
7.42%	12/15/18	3,119	3,251,679
Centerpoint Energy, Inc., Senior Unsecured Notes
7.25%	09/01/10	505	532,081
3.75%	05/15/23	659	957,198
Chaparral Energy, Inc., Senior Unsecured Notes
8.50%	12/01/15	2,400	2,388,000
Citizens Communications Co., Senior Unsecured Notes
6.25%	01/15/13	925	907,656
CMS Energy Corp., Senior Notes
7.50%	01/15/09	740	763,125
CMS Energy Corp., Senior Unsecured Notes
7.75%	08/01/10	1,405	1,482,275
Copano Energy LLC, Senior Unsecured Notes
8.12%	03/01/16	2,460	2,546,100
Dynegy Holdings, Inc., Senior Unsecured Notes
8.38%	05/01/16	265	278,250
Edison Mission Energy, Senior Unsecured Notes
7.50%	06/15/13	715	747,175
7.75%	06/15/16	550	583,000
Elwood Energy LLC, Senior Secured Notes
8.16%	07/05/26	6,799	7,103,526
FPL Energy National Wind, Senior Secured Notes
6.12%(f)	03/25/19	588	569,612
Homer City Funding LLC, Senior Secured Notes
8.73%	10/01/26	1,173	1,348,950
Midwest Generation LLC, Pass-Through Certificates
8.56%	01/02/16	3,540	3,902,356

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Energy & Utilities (Continued)
Mirant America Corp., Escrow Bonds
0.00%(d)(f)(g)(l)(m)(n)		$5,150	$51,500
Mirant Americas Generation LLC, Escrow Bonds
0.00%(d)(g)(l)(m)		1,215	12,150
Mirant Americas Generation LLC, Senior Unsecured Notes
8.30%	05/01/11	5,045	5,171,125
9.12%(d)	05/01/31	755	800,300
Mirant Mid-Atlantic LLC, Pass Through Certificates
9.12%	06/30/17	1,221	1,378,238
Mirant North America LLC, Senior Unsecured Notes
7.38%	12/31/13	2,000	2,030,000
Mission Energy Holding Co., Senior Secured Notes
13.50%	07/15/08	3,885	4,283,212
Northwest Pipeline Corp., Senior Unsecured Notes
7.00%	06/15/16	550	574,750
NRG Energy, Inc., Senior Unsecured Notes
7.25%	02/01/14	2,175	2,191,313
7.38%	02/01/16	6,155	6,185,775
Orion Power Holdings, Inc., Senior Unsecured Notes
12.00%	05/01/10	6,100	6,923,500
Reliant Energy, Inc., Senior Secured Notes
9.25%	07/15/10	1,365	1,433,250
9.50%	07/15/13	3,205	3,437,362
6.75%	12/15/14	2,955	2,888,512
Sierra Pacific Resources, Senior Unsecured Notes
8.62%	03/15/14	675	724,720
Sithe Independence Funding Corp., Notes
9.00%	12/30/13	1,535	1,673,012
Tenaska Alabama Partners LP, Senior Secured Notes
7.00%(f)	06/30/21	897	890,372

			86,268,701

Entertainment & Leisure — 4.6%
AMC Entertainment, Inc., Senior Subordinated Notes
9.50%	02/01/11	450	451,687
American Casino & Entertainment Properties LLC, Senior Secured Notes
7.85%	02/01/12	3,205	3,273,106
Boyd Gaming Corp., Senior Subordinated Notes
7.12%	02/01/16	2,025	2,014,875
Cinemark, Inc., Senior Unsecured Notes
10.25%(h)	03/15/14	2,090	1,794,787
Gaylord Entertainment Co., Senior Unsecured Notes
8.00%	11/15/13	400	415,000
Greektown Holdings LLC, Senior Notes
10.75%(f)	12/01/13	2,870	2,999,150
Harrahs Operating Co., Inc., Senior Notes
5.75%	10/01/17	8,780	7,355,937
Host Hotel & Resorts LP, Senior Unsecured Notes
6.75%	06/01/16	2,100	2,102,625
Lazy Days RV Center, Inc., Senior Notes
11.75%	05/15/12	4,388	4,190,540
Little Traverse Bay Bands of Odawa Indians, Senior Unsecured Notes
10.25%(f)	02/15/14	1,075	1,080,375
MGM Mirage, Inc., Senior Notes
6.00%	10/01/09	2,530	2,523,675
MGM Mirage, Inc., Senior Unsecured Notes
6.75%	09/12-04/13	1,375	1,350,250
Park Place Entertainment, Senior Subordinated Notes
8.12%	05/15/11	875	915,469
Pokagon Gaming Authority, Senior Unsecured Notes
10.38%(f)	06/15/14	3,395	3,717,525
Quebecor World (USA), Inc., Senior Subordinated Notes
6.00%	10/01/07	900	891,000
Riddell Bell Holdings, Inc., Senior Subordinated Notes
8.38%	10/01/12	2,235	2,184,712
Seneca Gaming Corp., Senior Unsecured Notes
7.25%	05/01/12	6,570	6,684,975
Station Casinos, Inc., Senior Notes
6.00%	04/01/12	1,450	1,375,688
Station Casinos, Inc., Senior Subordinated Notes
6.62%	03/15/18	5,125	4,394,688
Station Casinos, Inc., Senior Unsecured Notes
7.75%	08/15/16	750	755,625
Steinway Musical Instruments, Inc., Senior Unsecured Notes
7.00%(f)	03/01/14	150	146,625
Tropicana Entertainment LLC, Senior Subordinated Notes
9.62%(f)	12/15/14	5,060	5,085,300
Turning Stone Resort Casino Enterprise, Senior Unsecured Notes
9.12%	09/15/14	250	255,625
Universal City Florida Holding Co., Senior Unsecured Notes
10.12%(j)	05/01/10	625	645,312
Virgin River Casino Corp., Senior Secured Notes
9.00%	01/15/12	4,020	4,160,700
Warner Music Group Corp., Senior Subordinated Notes
7.38%	04/15/14	3,020	2,989,800
Waterford Gaming LLC, Senior Unsecured Notes
8.62%(f)	09/15/12	2,997	3,169,328

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Entertainment & Leisure (Continued)
Wynn Las Vegas LLC, First Mortgage Notes
6.62%	12/01/14	$4,420	$4,392,375

			71,316,754

Finance — 6.5%
Affinion Group, Inc., Senior Subordinated Notes
11.50%	10/15/15	1,950	2,062,125
Affinion Group, Inc., Senior Unsecured Notes
10.12%	10/15/13	3,215	3,407,900
Arch Western Finance, Senior Notes
6.75%(j)	07/01/13	825	818,813
Ashtead Capital, Inc., Notes
9.00%(f)	08/15/16	1,925	2,059,750
Chukchansi Economic Development Authority, Unsecured Notes
8.88%(f)(j)	11/15/12	990	1,017,225
Chukchansi Economic Devolopment Authority, Senior Unsecured Notes
8.00%(f)	11/15/13	1,225	1,272,469
Compton Petroleum Finance Corp. (Canada), Senior Notes
7.62%	12/01/13	3,695	3,565,675
Corrections Corp. of America, Senior Unsecured Notes
6.75%	01/31/14	350	353,500
Eagle-Picher, Inc., Escrow Bonds
0.00%(c)(d)(l)(m)		3,285	0
Ford Motor Credit Co., Senior Notes
5.80%	01/12/09	9,535	9,361,873
Ford Motor Credit Co., Unsecured Notes
5.70%	01/15/10	1,550	1,485,835
8.11%(j)	01/13/12	6,500	6,443,255
FTI Consulting, Inc., Senior Unsecured Notes
7.75%(f)	10/01/16	2,455	2,547,062
General Motors Acceptance Corp., Senior Unsecured Notes
6.88%	09/11-08/12	12,410	12,740,521
Hilcorp Energy/Finance, Senior Notes
10.50%(f)	09/01/10	2,107	2,254,490
Indalex Holding Corp., Notes
11.50%(f)	02/01/14	1,800	1,881,000
iPayment, Inc., Senior Subordinated Notes
9.75%	05/15/14	2,615	2,686,912
12.75%(f)	07/15/14	12,340	13,142,100
Jason, Inc., Second Lien Notes Certificates
15.00%(c)(e)(j)	12/15/07	1,655	1,654,677
Momentive Performance Materials, Inc., Senior Subordinated Notes
11.50%(f)	12/01/16	3,525	3,454,500
Momentive Performance Materials, Inc., Senior Unsecured Notes
10.12%(f)	12/01/14	8,900	8,944,500
Nielsen Finance LLC, Senior Unsecured Notes
10.00%(d)(f)	08/01/14	7,090	7,683,788
11.62%(f)(h)	08/01/16	7,035	4,845,356
Norcraft Finance Corp., Senior Subordinated Notes
9.00%	11/01/11	350	362,250
Poster Financial Group, Inc., Senior Secured Notes
8.75%	12/01/11	1,780	1,846,750
TDS Investor Corp., Senior Subordinated Notes
11.88%(f)	09/01/16	535	548,375
TDS Investor Corp., Senior Unsecured Notes
9.88%(f)	09/01/14	1,480	1,487,400
9.99%(f)(j)	09/01/14	855	833,625
Triad Acquisition Corp., Senior Unsecured Notes
11.12%	05/01/13	2,125	2,018,750
Zais Investment Grade Ltd. (Cayman Islands), Secured Notes
9.95%(e)(f)	09/23/14	1,000	450,000

			101,230,476

Food & Agriculture — 1.0%
Ameriqual Group LLC, Senior Secured Notes
9.50%(f)	04/01/12	625	650,000
Archibald Candy Corp., Secured Notes
10.00%(c)(g)	11/01/07	180	11,436
B&G Foods Holding Corp., Senior Notes
8.00%	10/01/11	2,170	2,191,700
Del Monte Corp., Senior Subordinated Notes
8.62%	12/15/12	400	422,000
Gold Kist, Inc., Senior Notes
10.25%	03/15/14	3,346	3,855,964
Merisant Co., Senior Subordinated Notes
9.50%(d)(j)	07/15/13	6,527	3,883,565
Nebco Evans Holding Co., Senior Notes
17.25%(c)(g)(h)	07/15/07	800	0
Southern States Cooperative, Inc., Senior Notes
10.50%(f)	11/01/10	2,225	2,347,375
Swift & Co., Unsecured Notes
12.50%(d)	01/01/10	2,710	2,770,975

			16,133,015

Insurance — 0.3%
Coventry Health Care, Inc., Senior Unsecured Notes
5.88%	01/15/12	990	977,474
6.12%	01/15/15	990	975,646
Crum & Forster Holdings Corp., Senior Notes
10.38%	06/15/13	1,815	1,964,737

			3,917,857

Leasing — 0.9%
Ahern Rentals, Inc., Notes
9.25%	08/15/13	275	286,687

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Leasing (Continued)
Avis Budget Car Rental LLC, Senior Unsecured Notes
7.62%(f)	05/15/14	$450	$438,750
7.87%(f)(j)	05/15/14	1,490	1,437,850
7.75%(f)	05/15/16	1,965	1,896,225
Rent-A-Center, Senior Subordinated Notes
7.50%(d)	05/01/10	1,570	1,573,925
United Rentals N.A., Inc., Senior Subordinated Notes
7.75%(d)	11/15/13	3,040	3,051,400
7.00%(d)	02/15/14	2,820	2,767,125
1.88%	10/15/23	1,760	2,255,000

			13,706,962

Machinery & Heavy Equipment — 0.1%
Terex Corp., Senior Subordinated Notes
7.38%	01/15/14	1,000	1,015,000

Manufacturing — 8.6%
Aleris International, Inc., Senior Unsecured Notes
9.00%(f)	12/15/14	5,230	5,269,225
Alliant Techsystems, Inc., Senior Subordinated Notes
6.75%	04/01/16	1,275	1,275,000
American Tire Distributors, Inc., Senior Unsecured Notes
11.62%(d)(j)	04/01/12	3,000	2,865,000
10.75%(d)	04/01/13	150	140,625
Argo Tech Corp., Senior Unsecured Notes
9.25%	06/01/11	3,370	3,639,600
Armstrong World Industries, Inc.
0.00%(c)(d)(g)(l)(m)		7,499	1
Asbury Automotive Group, Inc., Senior Subordinated Notes
8.00%	03/15/14	1,700	1,725,500
Ashton Woods USA LLC, Senior Subordinated Notes
9.50%	10/01/15	2,685	2,443,350
Bombardier, Inc. (Canada), Senior Unsecured Notes
8.00%(f)	11/15/14	2,745	2,810,194
Buhrmann U.S., Inc., Senior Subordinated Notes
8.25%	07/01/14	1,575	1,563,188
Building Materials Corp. of America, Senior Notes
8.00%	12/01/08	400	418,000
Building Materials Corp. of America, Senior Unsecured Notes
7.75%	08/01/14	1,600	1,448,000
California Steel Industries, Inc., Senior Unsecured Notes
6.12%	03/15/14	1,990	1,895,475
Conexant Systems, Inc., Notes
9.13%(f)(j)	11/15/10	2,400	2,442,000
Delco Remy International, Inc., Senior Secured Notes
9.51%(f)(j)	04/15/09	1,580	1,516,800
Esco Corp., Senior Unsecured Notes
8.68%(f)	12/15/13	2,900	2,965,250
9.24%(f)	12/15/13	1,110	1,129,425
General Cable Corp., Senior Unsecured Notes
9.50%	11/15/10	2,230	2,363,800
Gentek, Inc., Escrow Bonds
0.00%(c)(l)(m)		1,000	0
Goodman Global Holdings, Inc., Senior Subordinated Notes
7.88%(d)	12/15/12	2,695	2,647,838
Goodman Global Holdings, Inc., Senior Unsecured Notes
8.36%(j)	06/15/12	830	842,450
Goodyear Tire & Rubber Co., Senior Notes
8.62%(f)	12/01/11	10,025	10,350,812
Goodyear Tire & Rubber Co., Senior Unsecured Notes
7.86%	08/15/11	1,250	1,256,250
4.00%(j)	06/15/34	1,550	2,797,750
Goodyear Tire & Rubber Co., Unsecured Notes
9.14%(f)(j)	12/01/09	1,000	1,003,750
Graftech International Ltd., Senior Debentures
1.62%	01/15/24	2,180	1,697,675
Graphic Packaging International Corp., Senior Subordinated Notes
9.50%(d)	08/15/13	2,959	3,121,745
Hexcel Corp., Senior Subordinated Notes
6.75%	02/01/15	1,850	1,822,250
Invensys PLC (United Kingdom), Senior Unsecured Notes
9.88%(d)(f)	03/15/11	1,820	1,951,950
Invitrogen, Inc., Senior Unsecured Notes
2.00%	08/01/23	4,670	4,658,325
Jacuzzi Brands, Inc., Senior Secured Notes
9.62%	07/01/10	500	531,250
Keystone Automotive Operations, Inc., Senior Subordinated Notes
9.75%	11/01/13	2,280	2,257,200
Lear Corp., Senior Unsecured Notes
8.75%(f)	12/01/16	5,800	5,604,250
Levi Strauss & Co., Senior Unsecured Notes
12.25%	12/15/12	3,760	4,183,000
8.88%	04/01/16	1,600	1,672,000
Mac-Gray Corp., Senior Unsecured Notes
7.62%	08/15/15	375	380,625
Metaldyne Corp., Senior Unsecured Notes
10.00%(d)	11/01/13	3,475	3,718,250
Mosaic Co., Unsecured Notes
7.62%(f)	12/01/16	2,145	2,222,756
NCO Group, Inc., Senior Unsecured Notes
10.24%(f)(j)	11/15/13	245	243,162
Norcross Safety Products LLC, Senior Subordinated Notes
9.88%	08/15/11	3,650	3,887,250

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Manufacturing (Continued)
Nutro Products, Inc., Senior Unsecured Notes
9.40%(f)(j)	10/15/13	$4,240	$4,388,400
Park-Ohio Industries, Inc., Senior Subordinated Notes
8.38%	11/15/14	1,320	1,230,900
Ply Gem Industries, Inc., Senior Subordinated Notes
9.00%(d)	02/15/12	1,325	1,126,250
Rathgibson, Inc., Senior Unsecured Notes
11.25%	02/15/14	1,225	1,298,500
RBS Global & Rexnord Corp., Senior Subordinated Notes
9.50%(f)	08/01/14	4,800	4,992,000
11.75%(f)	08/01/16	3,090	3,229,050
Smurfit-Stone Container Corp., Senior Unsecured Notes
9.75%	02/01/11	7,092	7,313,625
Stanadyne Corp., Senior Subordinated Notes
10.00%	08/15/14	3,115	3,200,662
Stanadyne Holdings, Inc., Senior Unsecured Notes
15.90%(h)	02/15/15	5,455	3,709,400
Stanley-Martin Communities LLC, Senior Subordinated Notes
9.75%(e)	08/15/15	2,300	1,817,000
Technical Olympic USA, Inc., Senior Unsecured Notes
8.25%(f)	04/01/11	1,675	1,633,125
Tenneco, Inc., Senior Subordinated Notes
8.62%	11/15/14	1,950	1,989,000
Texas Industries, Inc., Senior Unsecured Notes
7.25%	07/15/13	1,350	1,370,250
Titan Wheel International, Inc., Senior Unsecured Notes
8.00%(f)	01/15/12	1,110	1,116,938
TRW Automotive, Inc., Senior Unsecured Notes
9.38%	02/15/13	3,200	3,432,000

			134,608,071

Medical & Medical Services — 1.5%
Bio-Rad Laboratories, Inc., Senior Subordinated Notes
7.50%	08/15/13	2,820	2,904,600
Duloxetine Royalty (Cayman Islands), Senior Secured Notes (acquired 9/30/05, cost $2,500,000)
13.00%(n)(o)	10/15/13	2,500	2,625,000
Healthsouth Corp., Senior Unsecured Notes
11.35%(f)(j)	06/15/14	2,665	2,838,225
10.75%(f)	06/15/16	5,225	5,623,406
Select Medical Corp., Senior Subordinated Notes
7.62%	02/01/15	1,250	1,037,500
Tenet Healthcare Corp., Senior Unsecured Notes
9.88%	07/01/14	2,375	2,416,563
9.75%	02/01/15	1,125	1,125,000
6.88%	11/15/31	3,710	2,977,275
U.S. Oncology, Inc., Senior Subordinated Notes
10.75%	08/15/14	1,750	1,933,750

			23,481,319

Medical Instruments & Supplies — 0.5%
Accellant, Inc., Senior Subordinated Notes
10.50%	12/01/13	3,400	3,527,500
Universal Hospital Services, Inc., Senior Notes
10.12%	11/01/11	4,250	4,536,875

			8,064,375

Metal & Mining — 1.1%
AK Steel Corp., Senior Unsecured Notes
7.75%(d)	06/15/12	3,900	3,929,250
Alpha Natural Resources, Senior Unsecured Notes
10.00%	06/01/12	3,395	3,683,575
Century Aluminum Co., Senior Unsecured Notes
7.50%	08/15/14	2,605	2,640,819
Foundation Pennsylvania Coal Co., Senior Unsecured Notes
7.25%	08/01/14	3,225	3,281,438
Mueller Group LLC, Senior Subordinated Notes
10.00%	05/01/12	1,024	1,113,600
Novelis, Inc. (Canada), Senior Unsecured Notes
8.25%(f)	02/15/15	1,575	1,523,812
TRIMAS Corp., Senior Subordinated Notes
9.88%	06/15/12	1,420	1,373,850

			17,546,344

Motor Vehicles — 2.5%
Arvinmeritor, Inc., Senior Notes
6.80%	02/15/09	176	172,480
Autonation, Inc., Senior Unsecured Notes
7.37%(j)	04/15/13	1,935	1,944,675
7.00%	04/15/14	820	826,150
Cooper Standard Automotive, Senior Unsecured Notes
7.00%(d)	12/15/12	3,025	2,714,938
Ford Motor Co., Senior Unsecured Notes
4.25%	12/15/36	5,955	6,398,171
Ford Motor Co., Unsecured Notes
7.45%(d)	07/16/31	10,000	7,850,000
General Motors Corp., Senior Unsecured Notes
8.38%(d)	07/15/33	5,910	5,466,750
Sunstate Equipment Co. LLC, Senior Secured Notes
10.50%(f)	04/01/13	7,760	8,206,200

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Motor Vehicles (Continued)
United Auto Group, Inc., Senior Subordinated Notes
7.75%(f)	12/15/16	$5,300	$5,326,500

			38,905,864

Oil & Gas — 6.3%
ANR Pipeline Co., Senior Debentures
9.62%	11/01/21	870	1,154,513
Chesapeake Energy Corp., Senior Unsecured Notes
6.38%	06/15/15	4,670	4,623,300
6.62%	01/15/16	2,040	2,027,250
6.88%	11/15/20	300	294,750
Colorado Interstate Gas Co., Senior Unsecured Notes
6.80%	11/15/15	1,300	1,351,717
Denbury Resources, Inc., Senior Subordinated Notes
7.50%	04/13-12/15	2,460	2,508,275
East Cameron Gas
11.25%(c)	07/09/19	3,260	3,129,600
El Paso Corp., Senior Notes
7.75%	06/15/10	150	158,625
El Paso Corp., Senior Unsecured Notes
10.75%	10/01/10	390	448,500
9.62%	05/15/12	3,285	3,728,475
El Paso Corp., Trust Certificates
7.75%(f)	07/15/11	2,080	2,199,600
El Paso Natural Gas Co., Senior Unsecured Notes
8.38%(j)	06/15/32	1,090	1,319,925
El Paso Production Holding Co., Senior Notes
7.75%	06/01/13	2,320	2,424,400
Encore Acquisition Co., Senior Subordinated Notes
6.00%	07/15/15	3,400	3,102,500
7.25%	12/01/17	1,350	1,306,125
Exco Resources, Inc., Senior Secured Notes
7.25%	01/15/11	5,190	5,267,850
Ferrellgas Partners LP, Senior Unsecured Notes
8.75%	06/15/12	740	758,500
Frontier Oil Corp., Senior Unsecured Notes
6.62%	10/01/11	785	783,038
Grant Prideco, Inc., Senior Unsecured Notes
6.12%	08/15/15	2,000	1,950,000
KCS Energy, Inc., Senior Unsecured Notes
7.12%	04/01/12	6,105	5,937,112
Newfield Exploration Co., Senior Subordinated Notes
6.62%	09/14-04/16	1,500	1,499,400
Opti, Inc. (Canada), Notes
8.25%(f)	12/15/14	8,000	8,170,400
Pogo Producing Co., Senior Subordinated Notes
7.88%	05/01/13	670	680,050
Pride International, Inc., Senior Unsecured Notes
7.38%	07/15/14	1,190	1,228,675
Range Resources Corp., Senior Subordinated Notes
7.38%	07/15/13	2,325	2,383,125
Sabine Pass LNG LP, Notes
7.50%(f)	11/30/16	4,705	4,687,356
Semgroup LP, Senior Unsecured Notes
8.75%(f)	11/15/15	4,900	4,924,500
Southern Natural Gas Co., Senior Unsecured Notes
8.00%	03/01/32	750	876,376
Stone Energy Corp., Unsecured Notes
8.12%(f)(j)	07/15/10	6,580	6,514,200
Tennessee Gas Pipeline Co., Senior Debentures
7.00%	10/15/28	1,000	1,055,878
7.62%	04/01/37	2,100	2,360,492
Tennessee Gas Pipeline Co., Senior Unsecured Notes
8.38%	06/15/32	1,565	1,901,786
Transcontinental Gas Pipeline Corp., Senior Debentures
7.25%	12/01/26	2,515	2,593,594
Transcontinental Gas Pipeline Corp., Senior Notes
8.88%	07/15/12	3,645	4,118,850
Whiting Petroleum Corp., Senior Subordinated Notes
7.25%	05/12-05/13	6,765	6,781,912
The Williams Cos., Inc., Senior Unsecured Notes
7.37%(f)(j)	10/01/10	2,110	2,152,200
7.62%	07/15/19	500	535,000
7.75%	06/15/31	325	341,250
8.75%	03/15/32	1,500	1,695,000

			98,974,099

Paper & Forest Products — 1.9%
Boise Cascade LLC, Senior Subordinated Notes
7.12%	10/15/14	4,485	4,339,237
Bowater, Inc., Senior Unsecured Notes
8.36%(j)	03/15/10	3,455	3,489,550
Newpage Corp., Senior Secured Notes
10.00%	05/01/12	12,000	12,660,000
11.62%(j)	05/01/12	2,475	2,673,000
Newpage Corp., Senior Subordinated Notes
12.00%(d)	05/01/13	4,150	4,388,625
Verso Paper Holdings LLC, Secured Notes
9.12%(f)	08/01/14	1,810	1,886,925
Verso Paper Holdings LLC, Senior Subordinated Notes
11.38%(f)	08/01/16	335	351,750

			29,789,087

Pharmaceuticals — 0.5%
Angiotech Pharmaceuticals, Inc. (Canada), Senior Subordinated Notes
7.75%(f)	04/01/14	220	191,400

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Pharmaceuticals (Continued)
Angiotech Pharmaceuticals, Inc. (Canada), Senior Unsecured Notes
9.10%(f)(j)	12/01/13	$7,790	$7,887,375

			8,078,775

Publishing & Printing — 1.5%
Dex Media West/Finance, Senior Subordinated Notes
9.88%	08/15/13	4,313	4,701,170
Dex Media, Inc., Senior Unsecured Notes
8.00%	11/15/13	1,000	1,030,000
Network Communications, Inc., Senior Unsecured Notes
10.75%	12/01/13	3,865	3,903,650
Primedia, Inc., Senior Unsecured Notes
8.88%	05/15/11	790	805,800
8.00%	05/15/13	14,015	13,559,512

			24,000,132

Real Estate — 0.8%
American Real Estate Partners LP, Senior Unsecured Notes
8.12%	06/01/12	3,075	3,174,937
7.12%	02/15/13	3,050	3,065,250
Mobile Services Group, Inc., Senior Unsecured Notes
9.75%(f)	08/01/14	2,050	2,142,250
The Rouse Co., Unsecured Notes
5.38%	11/26/13	540	501,879
Ventas Realty LP, Senior Unsecured Notes
6.75%	06/01/10	1,910	1,967,300
9.00%	05/01/12	850	960,500

			11,812,116

Restaurants — 0.2%
Buffets, Inc., Senior Unsecured Notes
12.50%(f)	11/01/14	3,000	3,022,500

Retail Merchandising — 2.8%
American Greetings Corp., Senior Unsecured Notes
7.38%	06/01/16	1,050	1,078,875
Ames True Temper, Inc., Senior Unsecured Notes
9.51%(j)	01/15/12	5,865	5,952,975
Burlington Coat Factory Warehouse Corp., Senior Unsecured Notes
11.12%(d)(f)	04/15/14	1,930	1,881,750
Finlay Fine Jewelry Corp., Senior Unsecured Notes
8.38%	06/01/12	1,330	1,273,475
General Nutrition Centers, Inc., Senior Unsecured Notes
8.62%	01/15/11	2,175	2,289,188
Michaels Stores, Inc., Senior Subordinated Notes
11.38%(d)(f)	11/01/16	9,750	10,164,375
Michaels Stores, Inc., Senior Unsecured Notes
10.00%(f)	11/01/14	3,820	3,972,800
Neiman Marcus Group, Inc., Senior Subordinated Notes
10.38%(d)	10/15/15	1,125	1,251,562
Neiman Marcus Group, Inc., Senior Unsecured Notes
9.00%(d)(e)	10/15/15	7,191	7,847,179
Spectrum Brands, Inc., Senior Subordinated Notes
7.38%(d)	02/01/15	9,365	8,100,725

			43,812,904

Semiconductors & Related Devices — 1.7%
Advanced Micro Devices, Inc., Senior Unsecured Notes
7.75%	11/01/12	520	539,500
Amkor Technologies, Inc., Senior Notes
7.75%	05/15/13	1,840	1,692,800
Cypress Semiconductor Corp., Subordinated Notes
1.25%	06/15/08	1,797	2,239,511
Freescale Semiconductor, Inc., Senior Unsecured Notes
9.12%(e)(f)	12/15/14	19,540	19,417,875
9.24%(f)(j)	12/15/14	2,100	2,081,625

			25,971,311

Telecommunications — 11.9%
ADC Telecommunications, Inc., Subordinated Notes
1.00%	06/15/08	1,059	992,812
5.73%(j)	06/15/13	1,275	1,219,219
American Tower Corp., Senior Unsecured Notes
7.50%	05/01/12	5,025	5,200,875
American Tower Corp., Unsecured Notes
3.00%	08/15/12	5,100	9,696,375
CCO Holdings LLC, Capital Corp., Senior Unsecured Notes
9.48%(j)	12/15/10	1,270	1,295,400
Centennial Communications, Senior Subordinated Notes
10.75%	12/15/08	3,043	3,050,608
Centennial Communications, Senior Unsecured Notes
8.12%	02/01/14	4,830	4,956,788
Cincinnati Bell, Inc., Senior Unsecured Notes
7.25%	07/15/13	10,985	11,369,475
Cricket Communications Corp., Senior Unsecured Notes
9.38%(f)	11/01/14	4,180	4,409,900
DirecTV Holdings LLC, Unsecured Notes
8.38%	03/15/13	4,395	4,570,800
Dobson Cellular Systems, Inc., Notes
8.38%(f)	11/01/11	1,745	1,838,794
Dobson Cellular Systems, Inc., Senior Secured Notes
8.38%	11/01/11	2,895	3,050,606
Dobson Communications Corp., Debentures
1.50%(f)	10/01/25	930	1,012,538
Dobson Communications Corp., Senior Notes
9.62%(j)	10/15/12	3,080	3,141,600

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Telecommunications (Continued)
Fibertower Corp., Notes
9.00%(f)	11/15/12	$3,120	$3,724,500
Idearc, Inc., Senior Unsecured Notes
8.00%(f)	11/15/16	8,270	8,425,062
Inmarsat Finance II PLC (United Kingdom), Junior Subordinated Notes
8.70%(h)	11/15/12	1,180	1,087,075
Intelsat Ltd. (Bermuda), Senior Unsecured Notes
11.64%(f)(j)	06/15/13	3,320	3,486,000
9.25%(f)	06/15/16	1,940	2,085,500
11.25%(f)	06/15/16	2,680	2,941,300
Loral Spacecom Corp., Notes
14.00%(e)(j)	11/15/15	753	864,068
Lucent Technologies, Inc., Debentures
6.50%	01/15/28	1,556	1,435,410
Lucent Technologies, Inc., Senior Debentures
6.45%	03/15/29	4,185	3,860,662
Lucent Technologies, Inc., Senior Unsecured Notes
5.50%	11/15/08	265	262,350
MetroPCS Wireless, Inc., Senior Unsecured Notes
9.25%(f)	11/01/14	8,015	8,375,675
Nortel Networks Ltd. (Canada), Senior Unsecured Notes
9.73%(f)(j)	07/15/11	5,830	6,143,362
10.12%(f)	07/15/13	1,940	2,095,200
PanAmSat Corp., Senior Debentures
6.88%	01/15/28	2,690	2,461,350
PanAmSat Corp., Senior Unsecured Notes
9.00%(f)	08/14-06/16	4,207	4,451,506
PF Net Communications, Inc., Senior Unsecured Notes
13.75%(c)(g)	05/15/10	1,000	0
Protostar Ltd.
12.50%(e)(f)	10/15/12	9,105	9,378,150
Qwest Communications International, Senior Unsecured Notes
8.87%(j)	02/15/09	1,485	1,503,562
Qwest Corp., Debentures
7.25%	10/15/35	1,845	1,821,938
7.12%	11/15/43	5,110	4,905,600
Qwest Corp., Senior Unsecured Notes
7.88%	09/01/11	3,175	3,381,375
7.50%(f)	10/01/14	7,735	8,199,100
Qwest Corp., Unsecured Notes
8.88%(j)	03/15/12	965	1,074,769
8.61%(j)	06/15/13	2,000	2,165,000
Rural Cellualar Corp., Senior Secured Notes
8.25%	03/15/12	3,460	3,602,725
Superior Essex Communications & Essex Group, Senior Notes
9.00%	04/15/12	6,835	7,108,400
Telcordia Technologies, Inc., Senior Subordinated Notes
10.00%(f)	03/15/13	1,355	1,192,400
Time Warner Telecom Holdings, Inc., Senior Unsecured Notes
9.25%	02/15/14	1,300	1,389,375
West Corp., Senior Unsecured Notes
9.50%(f)	10/15/14	425	425,000
11.00%(f)	10/15/16	11,200	11,312,000
Wind Acquistion Finance SA (Luxembourg), Senior Unsecured Notes
10.75%(f)	12/01/15	10,490	11,932,375
Windstream Corp., Senior Unsecured Notes
8.12%(f)	08/01/13	5,725	6,197,312
8.62%(f)	08/01/16	3,450	3,777,750

			186,871,641

Tobacco — 0.1%
Reynolds American, Inc., Notes
7.62%	06/01/16	1,880	1,991,924

Transportation — 1.0%
Britannia Bulk PLC (United Kingdom), Notes
11.00%(f)	12/01/11	1,525	1,431,594
H-Lines Finance Holding Corp., Senior Notes
10.25%(h)	04/01/13	3,062	2,847,660
Horizon Lines LLC, Senior Unsecured Notes
9.00%	11/01/12	2,915	3,060,750
Hornbeck Offshore Services, Inc., Senior Unsecured Notes
6.12%	12/01/14	955	910,831
Navios Martime Holding, Inc. (Greece), Senior Unsecured Notes
9.50%(f)	12/15/14	3,700	3,642,862
Overseas Shipholding Group, Inc., Debentures
8.75%	12/01/13	3,980	4,298,400

			16,192,097

Waste Management — 0.1%
Allied Waste N. A., Inc., Senior Secured Notes
6.38%	04/15/11	600	592,500
Casella Waste Systems, Inc., Senior Subordinated Notes
9.75%	02/01/13	1,225	1,283,188

			1,875,688

Yankee — 5.3%
Abitibi-Consolidated, Inc. (Canada), Senior Unsecured Notes
8.55%(p)	08/01/10	700	665,000
Abitibi-Consolidated, Inc. (Canada), Unsecured Notes
6.00%(d)(p)	06/20/13	5,055	4,044,000
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes
9.12%(d)(j)(p)	10/01/10	4,850	4,098,250
7.25%(d)(p)	10/01/12	2,190	1,724,625
Asia Global Crossing Ltd. (Bermuda), Senior Unsecured Notes
13.38%(g)(p)	10/15/10	2,000	170,000

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
Yankee (Continued)
BCP Crystal U.S. Holdings Corp. (Luxembourg), Senior Subordinated Notes
9.62%(p)	06/15/14	$1,596	$1,763,580
Bowater Finance Corp. (Canada), Senior Unsecured Notes
7.95%(p)	11/15/11	5,055	4,953,900
Cascades, Inc. (Canada), Unsecured Notes
7.25%(p)	02/15/13	1,030	1,027,425
CHC Helicopter Corp. (Canada), Senior Subordinated Notes
7.38%(p)	05/01/14	760	732,450
Compagnie Generale de Geophysique (France), Senior Unsecured Notes
7.50%(p)	05/15/15	3,155	3,170,775
Domtar, Inc. (Canada), Senior Unsecured Notes
7.88%(p)	10/15/11	1,685	1,748,188
7.12%(p)	08/15/15	3,720	3,645,600
Donohue Forest Products (Canada), Senior Notes
7.62%(p)	05/15/07	1,515	1,511,212
Fairfax Financial Holdings Ltd. (Canada), Senior Notes
6.88%(p)	04/15/08	195	195,000
Fairfax Financial Holdings Ltd. (Canada), Senior Unsecured Notes
7.75%(p)	04/26/12	2,040	2,009,400
Intelsat Intermediate Ltd. (Bermuda), Senior Unsecured Notes
9.23%(h)(p)	02/01/15	3,370	2,561,200
Ipsco, Inc. (Canada), Senior Notes
8.75%(p)	06/01/13	4,550	4,874,187
Ispat Inland ULC (Canada), Senior Secured Notes
9.75%(p)	04/01/14	5,405	6,040,088
MDP Acquisitions PLC (Ireland), Senior Unsecured Notes
9.62%(p)	10/01/12	2,825	2,994,500
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes
7.38%(p)	03/01/14	2,200	2,084,500
North American Energy Partners, Inc. (Canada), Senior Unsecured Notes
8.75%(p)	12/01/11	5,520	5,547,600
Nova Chemicals Corp. (Canada), Senior Unsecured Notes
6.50%(p)	01/15/12	1,205	1,141,738
8.50%(d)(j)(p)	11/15/13	4,930	4,930,000
Quebecor Media, Inc. (Canada), Senior Unsecured Notes
7.75%(p)	03/15/16	450	459,562
Rogers Cable, Inc. (Canada), Senior Secured Notes
6.75%(p)	03/15/15	640	659,415
Rogers Wireless, Inc. (Canada), Senior Secured Notes
8.48%(j)(p)	12/15/10	795	810,900
9.62%(p)	05/01/11	1,750	1,986,250
7.25%(p)	12/15/12	360	381,600
7.50%(p)	03/15/15	500	542,500
Rogers Wireless, Inc. (Canada), Senior Subordinated Notes
8.00%(p)	12/15/12	2,730	2,914,275
Russell Metals, Inc. (Canada), Senior Subordinated Notes
6.38%(p)	03/01/14	1,625	1,549,844
Seagate Technology HDD Holdings (Cayman Islands), Senior Unsecured Notes
6.80%(p)	10/01/16	1,390	1,396,950
Standard Aero Holdings, Inc. (Canada), Senior Subordinated Notes
8.25%(p)	09/01/14	7,465	7,539,650
Stats Chippac Ltd. (Singapore), Senior Unsecured Notes
6.75%(p)	11/15/11	915	896,700
Stats Chippac Ltd. (Singapore), Subordinated Notes
2.50%(p)	06/01/08	780	811,200
Waste Services, Inc. (Canada), Senior Subordinated Notes
9.50%(p)	04/15/14	1,850	1,928,625

			83,510,689

TOTAL CORPORATE BONDS
(Cost $1,236,320,376)			1,263,713,507

FOREIGN BONDS — 1.5%
Asset Repackaging Trust BV (Netherlands) (EUR)
11.21%(e)(j)	12/21/11	850	1,137,466
BCM Ireland Finance Ltd. (EUR)
10.60%(f)(j)	02/15/17	2,220	2,915,847
BCM Ireland Finance Ltd., Senior Notes (EUR)
8.59%(j)	08/15/16	3,730	5,108,409
Cell C (Pty) Ltd. (South Africa) (EUR)
8.62%	07/01/12	700	925,880
Nordic Telephone Co. Holdings ApS (Denmark) (EUR)
9.06%(j)	05/01/16	2,400	3,299,711
Nordic Telephone Co. Holdings ApS (Denmark), Senior Unsecured Notes (EUR)
8.88%(f)	05/01/16	8,655	9,260,850
Pregis Corp., Senior Secured Notes (EUR)
8.49%(j)	04/15/13	875	1,186,803

TOTAL FOREIGN BONDS
(Cost $22,555,775)			23,834,966

TERM LOANS — 6.9%
Alm Media, Inc., 2nd Lien
11.25%(j)	03/07/11	4,500	4,496,251
Applied Tech Products Corp., Tranche A
11.90%(c)(j)	04/24/11	1,232	1,224,855
Applied Tech Products Corp., Tranche B
16.40%(c)(j)	04/24/11	566	560,984
Applied Tech Products Corp., Tranche C
19.90%(c)(e)(j)	10/24/11	214	189,809
BLB Wembley, 2nd Lien
9.70%(j)	08/31/12	500	506,250
Chiquita Brands International, Inc., Tranche C
8.38%(j)	06/28/12	3,178	3,211,745

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
TERM LOANS (Continued)
EB Sports Corp.
11.00%(j)	05/01/12	$5,240	$5,109,000
Edge Las Vegas, 1st Lien
8.82%(j)	06/15/07	2,000	1,950,000
Edge-Star Partners LLC, 1st Lien
7.62%(j)	11/18/07	2,000	1,995,000
Eggborough Power Ltd. (United Kingdom) (GBP)
7.00%	09/08/15	834	5,321,253
Electrical Components International Ltd., 2nd Lien
11.78%(j)	05/19/14	1,000	1,005,000
Exco Partners LP
11.32%(j)	10/31/11	2,954	2,976,000
11.38%(j)	10/31/11	46	46,500
General Motors Corp.
7.70%(j)	11/17/13	2,000	2,000,312
Healthsouth Corp.
8.58%(j)	03/15/13	1,995	2,006,914
Hit Entertainment PLC (United Kingdom), 2nd Lien
10.83%(j)	01/31/13	1,500	1,514,532
Intelsat Ltd. (Bermuda), Senior Bridge
11.25%(c)	09/21/07	7,310	7,328,275
Kabel Deutschland Holdings GmbH & Co. (Germany) (EUR)
9.65%(j)	12/15/14	2,000	2,643,577
Lakes Entertainment, Inc.
11.69%(j)	06/18/10	6,700	6,700,000
Lucite International Ltd. (EUR)
12.08%(e)(j)	07/15/14	750	973,637
MACH Gen LLC, Tranche A Construction Collateral
0.00%(j)	12/31/49	1,834	2,978,879
MACH Gen LLC, Tranche A Construction Commitments
0.00%(j)	12/31/49	301	488,680
MACH Gen LLC, Tranche B Constant Price
0.00%(j)	12/31/49	443	719,352
8.25%(j)	12/31/49	2,363	3,837,632
MACH Gen LLC, Tranche B Construction Collateral
0.00%(j)	12/31/49	458	743,620
MACH Gen LLC, Tranche B Construction Commitments
0.00%(j)	12/31/49	6	9,443
MACH Gen LLC, Working Capital Communications
8.32%(j)	12/31/49	395	641,122
Navistar International Corp., Delayed Draw
10.32%(j)	02/28/09	2,000	2,025,000
10.37%(j)	02/28/09	11,000	11,137,500
Northwest Airlines Corp., Trade Claim Participation
5.25%(j)	12/31/49	10,500	9,187,500
Nutro Products, Inc., Tranche B
7.26%(j)	04/30/13	995	995,622
Ply Gem Industries, Inc., 2nd Lien
11.07%(j)	10/31/11	2,500	2,518,750
S & C Holding Co., Inc.
8.00%(c)	03/19/10	3,010	2,182,250
Spectrum Brands, Inc., Term B
8.39%(j)	01/31/12	266	266,953
8.40%(j)	01/31/12	484	485,217
8.44%(j)	01/31/12	339	339,652
8.51%(j)	01/31/12	1,331	1,334,346
8.62%(j)	01/31/12	211	211,584
8.64%(j)	01/31/12	296	296,971
Synventive Molding Solutions Ltd., Mezzanine
14.00%(e)	02/17/14	508	190,337
Telecordia Technologies, Inc.
8.15%(j)	10/15/12	3,491	3,424,591
U.S. Airways Group, Inc.
8.87%(j)	04/15/11	1,500	1,508,571
UAL Corp., Tranche B
9.25%(j)	02/01/12	1,741	1,752,754
UAL Corp., Tranche DD
9.08%(j)	01/31/12	249	250,393
Wind Aquisition Holding Finance SA
14.86%(e)	12/21/11	8,150	8,262,062

TOTAL TERM LOANS
(Cost $98,219,707)			107,548,675

		NUMBER OF SHARES
SHORT TERM INVESTMENTS — 0.6%
Galileo Money Market Fund
(Cost $10,000,000)		10,000,000	10,000,000

		PAR (000)
REPURCHASE AGREEMENTS — 5.8%
Lehman Brothers Holdings, Inc.
5.30%(m)		$3,198	3,198,000
(Agreement dated 07/25/06 to be repurchased at $3,273,801, collateralized by $3,395,000 Ford Motor Credit Co. 6.19% due 09/28/07. The value of the collateral is $3,364,533.)
5.30%(m)		20,850	20,850,000
(Agreement dated 08/29/06 to be repurchased at $21,236,768, collateralized by $20,022,282 Air 2 US 8.03% due 10/01/19. The value of the collateral is $20,917,058.)
5.30%(m)		11,840	11,840,000
(Agreement dated 08/30/06 to be repurchased at $12,057,889, collateralized by $31,093,117 Air 2 US 10.13% due 10/01/20. The value of the collateral is $11,815,384.)
5.30%(m)		8,120	8,120,000
(Agreement dated 08/30/06 to be repurchased at $8,269,431, collateralized by $9,025,000 DirectTV Holdings LLC 6.38% due 06/15/15. The value of the collateral is $8,649,710.)
5.30%(m)		23,835	23,835,000
(Agreement dated 08/30/06 to be repurchased at $24,273,630, collateralized by $23,445,000 Ford Motor Credit Co. 9.96% due 04/15/12. The value of the collateral is $25,012,742.)

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED ) (PERCENTAGE OF NET ASSETS )	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)
5.30%(m)		$18,470	$18,470,000
(Agreement dated 08/30/06 to be repurchased at $18,809,899, collateralized by $18,450,000 Iron Mountain, Inc. 8.63% due 04/01/13. The value of the collateral is $19,651,941.)
5.30%(m)		3,687	3,687,000
(Agreement dated 08/30/06 to be repurchased at $3,754,851, collateralized by $3,385,000 Levi Strauss & Co. 12.25% due 12/15/12. The value of the collateral is $3,894,066.)

TOTAL REPURCHASE AGREEMENTS
(Cost $90,000,000)			90,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 96.8%
(Cost $1,492,034,439)			1,516,033,184

		NUMBER OF SHARES
AFFILIATED INVESTMENTS - SHORT TERM — 5.6%
Institutional Money Market Trust(q)
(Cost $87,888,300)		87,888,300	87,888,300

TOTAL INVESTMENTS IN SECURITIES — 102.4%
(Cost $1,579,922,739(a))			1,603,921,484

		NUMBER OF CONTRACTS
PUT OPTIONS WRITTEN — 0.0%
Freeport McMoran Bridge Debt Option, Strike Price $100, Expires 01/31/07(c)		(3,377)	(168,850)
HCI Direct Tag-Along Commitment Option, Strike Price $100, Expires 01/31/07(c)		(1)	0
Rite Aid Bridge Debt Option, Strike Price $100, Expires 01/31/07(c)		(227)	(170,475)
Riverdeep, Strike Price $100, Expires 01/31/07(c)		(76)	(38,100)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $377,425)			(377,425)

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (5.6)%			(87,888,300)
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%			50,704,985

NET ASSETS — 100.0%			$1,566,360,744

(a)	Cost for federal income tax purposes is $1,580,571,978. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$56,105,988
Gross unrealized depreciation	(32,756,482)

$23,349,506

(b)	Non-income producing security.
(c)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2006, these securities had a total market value of $26,877,037 which represents 1.7% of net assets.
(d)	Total or partial security on loan.
(e)	Payment in kind security.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 26.2% of its net assets, with a current market value of $409,706,697, in securities restricted as to resale.
(g)	Security in default.
(h)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2006.
(i)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.
(j)	Variable rate security. Rates shown are the rates as of December 31, 2006.
(k)	Rates shown are the effective yields as of December 31, 2006.
(l)	Security held in escrow for future payments
(m)	The security is a perpetual bond and has no stated maturity date.
(n)	Security is illiquid. As of December 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $2,676,500 in these securities.
(o)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2006, the Portfolio held 0.2% of its net assets, with a current market value of $2,625,000 and an original cost of $2,500,000 in these securities.
(p)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(q)	Security purchased with the cash proceeds from securities loaned.

BLACKROCK FUNDS

Key to Investment Abbreviations

ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CHF	Swiss Franc
CMT	Constant Maturity Treasury Rate
CND	Canadian Dollar
DKK	Danish Krone
EUR	Euro Currency
GBP	Great British Pound
IO	Interest Only
ISK	Iceland Krona
JPY	Japanese Yen
LLC	Limited Liability Company
LP	Limited Partnership
NZD	New Zealand Dollar
PLC	Project Loan Certificate
PLN	Polish Zloty
PO	Principal Only
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.3%
Alabama — 3.1%
Alabama St. Pub. Sch. & Coll. Auth. Cap. Imp. Rev., Ser. 99C
5.75%	07/01/18	$3,000	$3,179,490
Jefferson Cnty. Swr. Rev., Warrants, Ser. 03B-8
5.25%	02/01/13	7,725	8,066,368

			11,245,858

California — 9.6%
Bay Area Toll Auth. Rev., San Francisco Bay Area Prj., Ser 06F
5.00%	04/01/31	2,000	2,132,600
California St. Econ. Recovery GO, Ser. 04A
5.25%	07/01/13	5,000	5,453,500
California St. GO, Ser. 05
5.00%	06/01/33	8,505	8,982,471
Foothill Eastern Corridor Agcy. Toll Rd. Rev., Ser. 99
5.75%	01/15/40	8,500	8,819,855
Infra. & Econ. Dev. Rev., Salvation Army Western Prj., Ser. 06
5.00%	09/01/28	3,065	3,265,604
Los Altos Sch. Dist. Cap. Apprec. GO, Ser. 01B
5.87%(b)(c)	08/01/13	3,380	1,693,515
Los Angeles Uni. Sch. Dist. GO, Ser. 06F
5.00%	07/01/30	2,000	2,138,720
Sacramento Mun. Util. Dist. Elec. Rev., Ser. 92C
5.75%(b)	11/15/09	430	430,770
San Mateo Cnty. Cmnty. Coll. Dist. GO, Ser. 06C
5.00%	03/01/31	1,000	1,063,450
Stockton-East Wtr. Dist. Rev., Ser. 02B
6.12%(c)	04/01/28	4,495	1,366,525

			35,347,010

Colorado — 0.7%
Hlth. Fac. Auth. Rev., Chrisitian Living Cmnty’s. Prj., Ser. 06A
5.75%	01/01/37	550	576,823
Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt Prj., Ser. 06D
5.25%	11/15/35	2,000	2,123,540

			2,700,363

District of Columbia — 0.0%
District of Columbia GO, Ser. 93A-1
6.00%(b)	06/01/11	50	54,735

Florida — 8.1%
Ave Maria Stewardship Cmnty. Dev. Dist. GO, Ser. 06
4.80%	11/01/12	1,000	996,720
Florida St. Bd. of Ed. Cap. Outlay GO, Ser. 00D
5.75%	06/01/22	7,800	8,362,458
Florida St. Bd. of Ed. GO, Ser. 05A
5.00%	01/01/16	5,000	5,440,550
Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist Hlth. Sys. Prj., Ser. 06G
5.12%	11/15/32	4,300	4,515,688
Northern Palm Beach Cnty. Impt. Dist. Rev., Wtr. Ctl. & Impt.-Unit Dev. Prj., Ser. 05-9B
5.00%	08/01/29	2,835	3,027,156
Riviera Beach Util. Spl. Dist. Wtr. & Swr. Rev., Ser. 04
5.00%	10/01/29	4,245	4,479,027
Tampa Wtr. & Swr. Rev., Ser. 02
6.00%	10/01/14- 10/01/16	2,455	2,860,171

			29,681,770

Georgia — 1.5%
Atlanta Arpt. Fac. Rev., Ser. 94A
6.50%	01/01/10	1,000	1,080,430
Cobb Cnty. & Marietta Wtr. Auth. Rev., Ser. 02
5.50%	11/01/14	1,000	1,111,630
Forsyth Cnty. Sch. Dist. GO, Ser. 92
6.70%	07/01/12	1,000	1,099,840
Fulton Cnty. Fac. Corp. COP, Fulton Cnty. Pub. Purp. Prj., Ser. 99
5.50%	11/01/18	1,000	1,068,050
Mun. Elec. Auth. Pwr. Rev., Ser. 93B
5.70%	01/01/19	1,000	1,124,130

			5,484,080

Hawaii — 1.9%
Hawaii St. Hwy. Rev., Ser. 05B
5.00%	07/01/16	6,495	7,037,268

Illinois — 5.2%
Chicago O’Hare Intl. Arpt. Rev., Gen. Arpt. Third Lien, Ser. 05B
5.25%	01/01/15	7,720	8,447,378
Chicago Wtr. Rev., Ser. 97
5.50%(b)	11/01/07	8,885	9,195,531
5.50%	11/01/22	1,020	1,053,895
Illinois Hsg. Dev. Auth. Rev., Multi-Fam. Prj., Ser. 94-5
6.65%	09/01/14	265	265,326

			18,962,130

Kansas — 0.8%
Wichita Wtr. & Swr. Util. Rev., Ser. 06
4.75%	10/01/25	2,775	2,904,676

Kentucky — 1.5%
Kentucky St. Property & Bldgs. Comm. Rev., No. 84 Prj., Ser. 05
5.00%	08/01/18	5,000	5,513,600

Louisiana — 0.5%
Orleans Rev., Levee Dist. Pub. Imp. Prj., Ser. 86
5.95%	11/01/15	1,885	1,934,934

1

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland — 5.3%
Howard Cnty. Cons. Pub. Impt. Prj. GO, Ser. 04A
5.00%	08/15/19	$6,695	$7,473,160
Maryland St. & Loc. Facs. First Lein GO, Ser. 05B
5.25%	02/15/11	5,000	5,315,600
Maryland St. Cap. Impt. GO, Ser. 05A
5.25%	02/15/14	5,000	5,497,250
Maryland St. Hlth. & Hgr. Edl. Fac. Auth. Rev., Ser. 94D VRDN
3.90%(d)	01/08/07	70	70,000
Maryland St. Hlth. & Hgr. Edl. Fac. Auth. Rev., Ser. 07B
5.00%	01/01/17	1,000	1,000,560

			19,356,570

Massachusetts — 2.5%
Massachusetts St. GO, Ser. 04B
5.25%	08/01/15	5,000	5,526,100
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Newton-Wellesley Hosp. Prj., Ser. 97G
6.12%	07/01/15	1,000	1,030,160
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Ser. 03 VRDN
3.92%(d)	01/08/07	2,600	2,600,000

			9,156,260

Michigan — 2.9%
Detroit Swr. Disp. Rev., Ser. 98
5.25%	07/01/21	7,665	8,493,280
Huron Vy. Sch. Dist. GO, Ser. 96
5.88%(b)	05/01/07	2,000	2,015,020

			10,508,300

Minnesota — 2.3%
Pub. Facs. Auth. Wtr. Poll. Ctl. Rev., Ser. 05C
5.00%	03/01/17	7,500	8,244,450

Missouri — 2.0%
Jackson Cnty. Spl. Oblig. Rev., Ser. 06
5.00%	12/01/22	5,000	5,393,300
Kansas City Met. Cmnty. Coll. Bldg. Corp. Rev., Ser. 06
4.75%	07/01/20	2,000	2,104,700

			7,498,000

Montana — 1.5%
Montana St. Dept. Transn. Grant Antic Nts. Rev., Hwy. 93 Constr. Prj., Ser. 05
5.25%	06/01/16	5,000	5,526,550

Multi-State — 4.7%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(e)	06/30/09	3,000	3,160,770
Charter Mac Equity Issue Tr., Ser. 00
7.60%(e)	11/30/10	9,000	9,958,050
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(e)	06/30/09	4,000	4,225,920

			17,344,740

Nebraska — 0.3%
Omaha Pub. Pwr. Dist. Elec. Rev., Ser. 92B
6.15%	02/01/12	1,000	1,080,360

Nevada — 1.5%
Clark Cnty. Sch. Dist. GO, Ser. 04A
5.00%	06/15/16	5,000	5,370,100

New Jersey — 8.9%
New Jersey St. Edl. Facs. Auth. Higher Ed. Cap. Impt. Rev., Ser. 05A
5.00%	09/01/14	5,000	5,401,700
New Jersey St. GO, Ser. 05L
5.25%	07/15/16	5,000	5,566,850
New Jersey St. Hwy. Auth. Rev., Garden St. Pkwy. Prj., Ser. 92
6.20%	01/01/10	6,225	6,538,989
New Jersey St. Tpke. Auth. Rev., Ser. 00A
5.75%(b)	01/01/10	2,820	2,987,959
5.75%(b)	01/01/10	1,180	1,250,281
New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Rev., Ser. 00A
6.00%(b)	06/15/10	10,000	10,757,400

			32,503,179

New York — 4.0%
New York City GO, Ser. 03I
5.75%(b)	03/01/13	4,090	4,551,025
5.75%	03/01/19	390	428,543
New York City Transitional Fin. Auth. Rev., Ser. 02A
5.25%	11/01/11	3,300	3,532,089
Tobacco Settlement Fin. Corp. Rev., Ser. 03A-1
5.50%	06/01/14	6,075	6,317,332

			14,828,989

North Carolina — 2.8%
Mun. Pwr. Agcy. Rev., Catawba Elec. Prj., Ser. 92A
6.00%	01/01/10	300	319,809
North Carolina St. Hwy. GO, Ser. 04
5.00%	05/01/15	9,325	10,099,255

			10,419,064

Oregon — 2.3%
Clackamas Cnty. Unltd. GO, Sch. Dist. No. 62 Oregon City Prj., Ser. 00C
5.50%(b)	06/15/10	3,185	3,374,890
Port Portland Arpt. Rev., Ser. 99
5.50%	07/01/24	5,000	5,227,250

			8,602,140

Pennsylvania — 2.5%
Delaware Cnty. Auth. Rev., Mercy Hlth. Corp. Prj., Ser. 96
5.75%	12/15/20	2,400	2,452,056
Philadelphia Ind. Dev. Auth. Arpt. Fac. Rev., Aero Philadelphia LLC Prj., Ser. 99 AMT
5.25%	01/01/09	400	401,280

2

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
Philadelphia Ind. Dev. Auth. Rev., PGH Dev. Corp. Prj., Ser. 93
5.25%	07/01/17	$1,935	$1,936,587
Philadelphia Sch. Dist. GO, Ser. 99C
5.75%	03/01/10	4,000	4,248,360

			9,038,283

Puerto Rico — 0.9%
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 02E
5.50%(b)	02/01/12	2,990	3,246,123

Rhode Island — 0.7%
Rhode Island Depositors Econ. Protection Corp. SO, Ser. 93
5.62%	08/01/09	355	365,568
5.62%(b)	08/01/09	190	195,717
Rhode Island St. Health & Edl. Bldg. Corp. Rev., Hosp. Fing.-Lifespan Prj., Ser. 97
5.50%(b)	05/15/07- 05/15/16	2,000	2,053,228

			2,614,513

South Carolina — 1.4%
Scago Edl. Facs. Corp. Sch. Dist. Rev., Ser. 06
4.75%	12/01/26	5,000	5,091,350

Texas — 4.5%
Grand Prairie Indpt. Sch. Dist. GO, Ser. 00A
5.80%(b)	08/15/11	4,925	5,365,344
Texas Wtr. Fin. Assist. GO, Ser. 00
5.75%	08/01/22	3,445	3,670,647
Travis Cnty. Hlth. Fac. Dev. Corp. Rev., Ascension Hlth. Credit Prj., Ser. 99A
5.88%(b)	11/15/09	1,980	2,119,036
Univ. Texas Fing. Sys. Rev., Ser. B
5.25%	08/15/15	5,000	5,520,350

			16,675,377

Utah — 0.0%
Salt Lake City Hosp. Rev., Ser. 88A
8.12%(b)	05/15/15	100	117,694

Virginia — 3.1%
Pocahontas Pkwy. Toll Rd. Rev., Ser. 98B
5.85%(b)(c)	08/15/08	14,300	5,788,068
Virginia St. GO, Ser. 05A
5.00%	06/01/19	5,000	5,423,600

			11,211,668

Washington — 7.3%
Douglas Cnty. Pub. Util. Dist. Wells Hydroelectric Rev., Ser. 05B
5.00%	09/01/30	5,000	5,302,850
King Cnty. Unltd. GO, Sch. Dist. No. 414 Lake Washington Prj., Ser. 00
5.75%(b)	12/01/10	500	537,845
Pierce Cnty. Unltd. GO, Sch. Dist. No. 416 White River Prj., Ser. 00
6.00%(b)	12/01/10	5,345	5,797,935
Washington St. GO, Ser. 00B
6.00%(b)	01/01/10	14,000	14,928,480

			26,567,110

TOTAL MUNICIPAL BONDS (Cost $335,412,306)			345,867,244

MORTGAGE PASS-THROUGHS — 0.0%
Government National Mortgage Association
6.00% (Cost $2,862)	11/15/31	3	2,805

AFFILIATED INVESTMENTS — 8.0%
Delaware Vy. Regl. Fin. Auth. Loc. Govt. Rev., Ser. 02
5.75%(f)	07/01/32	10,000	12,110,455
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.50%(f)	10/01/40	15,950	17,108,519

TOTAL AFFILIATED INVESTMENTS (Cost $26,956,833)			29,218,974

		NUMBER OF SHARES
MONEY MARKET FUND — 1.4%
Wilmington Trust Tax-Free Money Market Fund
(Cost $5,000,000)		5,000,000	5,000,000

TOTAL INVESTMENTS IN SECURITIES — 103.7% (Cost $367,372,001(a))			380,089,023
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			5,384,259
LIABILITY FOR TRUST CERTIFICATES INCLUDING INTEREST AND FEES PAYABLE — (5.2)%			(18,868,514)

NET ASSETS — 100.0%			$366,604,768

(a)	Cost for federal income tax purposes is $348,742,001. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$12,968,605
Gross unrealized depreciation	(251,583)

$12,717,022

3

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

AMT-FREE MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED)

(PERCENTAGE OF NET ASSETS)

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d)	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 4.7% of its net assets, with a current market value of $17,344,740, in securities restricted as to resale.
(f)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

4

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 84.9%
Multi-State — 6.1%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(b)	06/30/09	$1,000	$1,053,590
Charter Mac Equity Issue Tr., Ser. 00
7.60%(b)	11/30/10	1,000	1,106,450
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(b)	06/30/09	2,000	2,112,960
7.75%(b)	11/01/10	2,000	2,224,280

			6,497,280

Ohio — 70.6%
Akron GO, Ser. 01
5.50%	12/01/21	1,000	1,075,300
Brunswick GO, Ser. 94
6.30%	12/01/14	180	181,901
Butler Cnty. Trans. Imp. Dist. Rev., Ser. 97A
6.00%(c)	04/01/08	600	629,340
Cleveland COP, Cleveland Stadium Prj., Ser. 97
5.25%	11/15/10	2,500	2,580,600
Cleveland St. Univ. Gen. Receipts Rev., Ser. 04
5.00%	06/01/34	3,000	3,161,370
Columbus GO, Ser. 02
5.00%(c)	06/15/09	2,975	3,101,616
Cuyahoga Cnty. Multi-Fam. Rev., Ser. 02 AMT
5.35%	09/20/27	955	999,159
Fairfield City Sch. Dist. GO, Ser. 94
7.45%	12/01/14	1,000	1,168,780
Greater Cleveland Regl. Trans. Auth. Cap. Imp. Rev., Ser. 01A
5.12%(c)	12/01/11	1,000	1,065,410
Hamilton Cnty. Sales Tax Rev., Ser. 01B
5.25%	12/01/32	5,000	5,246,850
Hamilton Cnty. Swr. Sys. Rev., Ser. 05B
5.00%	12/01/16	2,720	2,954,654
Hsg. Fin. Agcy. Rev., Wind River Prj., Ser. 94A AMT
5.55%	11/01/18	300	308,286
Lakota Loc. Sch. Dist. GO, Ser. 05
5.00%	12/01/16	2,115	2,300,803
Marysville Sch. Dist. GO, Ser. 98
6.00%(c)	12/01/10	1,910	2,088,432
Mason City Sch. Dist. GO, Ser. 01
5.38%(c)	12/01/11	3,000	3,229,740
Mason City Sch. Dist. GO, Ser. 05
5.00%	12/01/15	3,000	3,273,030
New Albany Cmnty. Auth. Fac. Rev., Ser. 01B
5.12%	10/01/21	2,750	2,915,220
Northwestern Sch. Dist. Rev., Wayne & Ashland Cntys. Prj., Ser. 94
7.20%	12/01/10	300	319,989
Ohio St. Bldg. Auth. Data Ctr. Rev., Ser. 93A
5.90%	10/01/07	450	457,618
Ohio St. Comm. Sch. Capital Fac. Rev., Ser. 94A
5.75%(c)	06/15/09	1,000	1,050,910
Ohio St. Env. Imp. Rev., USX Corp. Prj., Ser. 99
5.62%	05/01/29	1,000	1,050,090
Ohio St. Hgr. Ed. Fac. Rev., Denison Univ. Prj., Ser. 01
5.12%	11/01/21	3,000	3,185,370
Ohio St. Infra. Impt. GO, Ser. 97
5.35%	08/01/14	3,380	3,733,717
Ohio St. Major New St. Rev., Ser. 05
5.00%	12/15/14	3,660	3,964,732
Ohio St. Univ. GO, Ser. 02A
5.25%	12/01/18	3,290	3,535,335
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac. Rev., Republic Steel Prj., Ser. 95
6.38%	06/01/07	415	419,752
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Rev., Ser. 02
5.25%(c)	06/01/12	3,415	3,679,765
Ohio St. Wtr. Dev. Auth. Rev., Steel-Cargill North Star Broken Hill Prj., Ser. 95 AMT
6.30%	09/01/20	500	511,115
Pickerington Loc. Sch. Dist. Fac. Construction & Imp. Rev., Ser. 01
5.25%(c)	12/01/11	1,000	1,071,000
Scioto Cnty. Rev., Marine Term. Norfolk Southern Corp. Prj., Ser. 98
5.30%	08/15/13	3,000	3,047,490
Springboro Wtr. Sys. Rev., Ser. 98
5.00%	12/01/18	2,500	2,577,825
Trotwood-Madison City Sch. Dist. GO, Ser. 02
5.00%(c)	12/01/12	2,000	2,141,480
Univ. of Cincinnati Rev., Ser. 01A
5.00%	06/01/31	2,000	2,081,720
Univ. of Toledo Rev., Ser. 02
5.25%(c)	06/01/11	1,195	1,263,892
West Muskingum Loc. Sch. Dist. Sch. Fac. Constr. & Imp. GO, Ser. 03
5.00%	12/01/24	3,000	3,179,730
Westlake GO, Ser. 96
6.40%	12/01/08	1,095	1,122,331

			74,674,352

Puerto Rico — 8.2%
Cmwlth. GO, Ser. 02
5.50%	07/01/11	5,000	5,387,550
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 02E
5.50%(c)	02/01/12	2,990	3,246,124

			8,633,674

TOTAL MUNICIPAL BONDS (Cost $85,779,101)			89,805,306

5

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

OHIO MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS — 34.3%
Puerto Rico Cmwlth. Hwy. & Trans. Auth. Rev., Ser. 98
5.00%(d)	07/01/18	$12,745	$13,025,300
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(d)	10/01/16- 10/01/24	2,600	2,781,300
5.50%(d)	10/01/17- 10/01/20	7,630	8,190,134
Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Rev., Ser. 97B
5.00%(d)	07/01/27	12,000	12,265,680

TOTAL AFFILIATED INVESTMENTS (Cost $ 34,093,490)			36,262,414

		NUMBER OF SHARES
MONEY MARKET FUND — 2.3%
Wilmington Trust Tax-Free Money Market Fund (Cost $ 2,432,118)		2,432,118	2,432,118

TOTAL INVESTMENTS IN SECURITIES — 121.5% (Cost $ 122,304,709(a))			128,499,838
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			1,092,194
LIABILITY FOR TRUST CERTIFICATES INCLUDING INTEREST AND FEES PAYABLE — (22.5)%			(23,795,066)

NET ASSETS — 100.0%			$105,796,966

(a)	Cost for federal income tax purposes is $98,879,709. The difference between book-basis and tax-basis is attributable primarily to the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$6,206,062
Gross unrealized depreciation	(10,933)

$6,195,129

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 6.1% of its net assets, with a current market value of $6,497,280, in securities restricted as to resale.
(c)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par. (d) Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Protfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

6

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

DELAWARE MUNICIPAL BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 75.3%
Delaware — 64.9%
Delaware River & Bay Auth. Rev., Ser. 03
5.25%(b)	01/01/13	$1,000	$1,083,900
Delaware River & Bay Auth. Rev., Ser. 05
5.00%	01/01/24	1,000	1,065,110
Delaware St. Econ. Dev. Auth. Poll. Ctrl. Rev., Delmarva Pwr. Prj., Ser. 02B
5.20%	02/01/19	1,000	1,054,770
Delaware St. Econ. Dev. Auth. Rev., Del. Tech. Pk. Univ. Del. Prj., Ser. 00
6.00%	02/01/21	1,000	1,073,320
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. Prj., Ser. 00 AMT
5.65%	07/01/28	3,850	4,016,204
Delaware St. Econ. Dev. Auth. Rev., First Mtg. Gilpin Prj., Ser. 98
5.62%	07/01/19	2,000	2,056,400
Delaware St. Econ. Dev. Auth. Rev., United Wtr. Delaware, Inc. Prj., Ser. 95 AMT
6.20%	06/01/25	2,000	2,019,200
Delaware St. Econ. Dev. Auth. Rev., Wtr. Dev. Prj., Ser. 92B
6.45%	12/01/07	1,165	1,192,040
Delaware St. GO, Ser. 04A
5.00%	01/01/09	2,000	2,055,260
Delaware St. Hlth. Fac. Auth. Rev., Beebe Med. Ctr. Prj., Ser. 04A
5.50%	06/01/24	1,000	1,070,930
Delaware St. Hlth. Fac. Auth. Rev., Catholic Hlth. East Prj., Ser. 03D
5.12%	11/15/24	1,750	1,831,900
5.25%	11/15/28	2,225	2,350,957
Delaware St. Hlth. Fac. Auth. Rev., Christiana Care Hlth. Svcs. Prj., Ser. 03
5.25%	10/01/12	2,750	2,955,700
Delaware St. Hsg. Auth. Rev., Multi-Fam. Mtg. Prj., Ser. 92C
7.38%	01/01/15	1,420	1,419,986
Delaware St. Hsg. Auth. Rev., Multi-Fam. Mtg. Prj., Ser. 01A
5.40%	07/01/24	2,555	2,633,234
Delaware St. Hsg. Auth. Rev., Sr. Sgl. Fam. Mtg. Prj., Ser. 00 AMT
5.90%	07/01/20	1,010	1,025,615
Delaware St. Hsg. Auth. Rev., Sr. Sgl. Fam. Mtg. Prj., Ser. 02A AMT
5.40%	01/01/34	585	601,690
Delaware St. Sld. Wst. Auth. Poll. Ctrl. Rev., Ser. 06
5.00%	06/01/23	2,000	2,133,000
Delaware St. Trans. Auth. Trans. Sys. Rev., Ser. 97
5.00%	07/01/08	1,000	1,016,820
Delaware Trans. Auth. Sys. Rev., Ser. 05
5.00%	07/01/12	1,500	1,599,405
New Castle Cnty. GO, Ser. 02A
5.25%	10/01/12	1,745	1,889,608
Wilmington GO, Ser. 02
5.38%	06/01/17	1,500	1,613,220
Wilmington Pk. Auth. Gtd. Pk. Rev., Ser. 02
5.25%	09/15/14- 09/15/15	2,965	3,263,684

			41,021,953

Multi-State — 10.3%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(c)	06/30/09	1,000	1,053,590
Charter Mac Equity Issue Tr., Ser. 00
7.60%(c)	11/30/10	1,000	1,106,450
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
6.88%(c)	06/30/09	2,000	2,112,960
7.75%(c)	11/01/10	2,000	2,224,280

			6,497,280

Puerto Rico — 0.1%
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 98A
5.38%(d)	06/01/14	50	55,397

TOTAL MUNICIPAL BONDS (Cost $46,129,737)			47,574,630

AFFILIATED INVESTMENTS — 58.5%
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(d)	10/01/16- 10/01/24	2,600	2,781,300
5.50%(d)	10/01/17- 10/01/20	7,630	8,190,134
Puerto Rico Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 98A
5.38%(d)	06/01/12- 06/01/14	23,700	25,981,532

TOTAL AFFILIATED INVESTMENTS (Cost $34,508,782)			36,952,966

		NUMBER OF SHARES
MONEY MARKET FUND — 2.2%
Wilmington Trust Tax-Free Money Market Fund (Cost $1,368,304)		1,368,304	1,368,304

TOTAL INVESTMENTS IN SECURITIES — 136.0% (Cost $ 82,006,823(a))			85,895,900
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(257,711)
LIABILITY FOR TRUST CERTIFICATES INCLUDING INTEREST AND FEES PAYABLE — (35.6)%			(22,475,628)

NET ASSETS — 100.0%			$63,162,561

7

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

DELAWARE MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED)

(PERCENTAGE OF NET ASSETS)

(a)	Cost for federal income tax purposes is $59,714,763. The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of loses on wash sales and the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$3,975,807
Gross unrealized depreciation	(149,670)

$3,826,137

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 10.3% of its net assets, with a current market value of $6,497,280, in securities restricted as to resale.
(d)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

8

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

KENTUCKY MUNICIPAL BOND PORTFOLIO

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 88.2%
Kentucky — 65.0%
Boone Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 00B
5.38%(b)	08/01/10	$2,500	$2,664,825
Bowling Green Sch. Dist. Fin. Corp. Rev., Ser. 00
5.75%	01/01/18- 01/01/20	2,185	2,323,179
Bullitt Cnty. Sch. Dist. Fin. Corp. Rev., Ser. 06
4.12%	12/01/24	1,300	1,259,089
Campbell & Kenton Cntys. Sant. Dist. Rev., Ser. 06
4.38%	08/01/30	1,500	1,481,460
4.38%	08/01/31	2,115	2,078,939
4.38%	08/01/32	2,275	2,235,347
Frankfort Elec. & Wtr. Plant Bd. Rev., Ser. 99
5.60%	12/01/19	1,045	1,107,084
Grayson Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 95B
5.95%(b)	01/01/08	430	430,052
Hardin Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 00
5.50%(b)	02/01/10	1,675	1,779,520
Hopkins Cnty. GO, Detention Fac. Prj., Ser. 00
5.75%(b)	02/01/10	1,800	1,925,334
Hsg. Corp. Hsg. Rev., Ser. 01F AMT
5.45%	01/01/32	2,990	3,081,075
Hsg. Corp. Hsg. Rev., Ser. 06U AMT
4.85%	07/01/27	2,305	2,358,937
Jefferson Cnty. Sch. Dist. Fin. Corp. Sch. Bldg. Rev., Ser. 99A
5.25%	01/01/14	2,000	2,090,300
Kenton Cnty. Arpt. Bd. Arpt. Rev., Cincinnati Northern Kentucky Prj., Ser. 97A AMT
6.30%	03/01/15	1,000	1,024,080
Kentucky Econ. Dev. Fin. Auth. Hlth. Sys. Rev., Norton Healthcare, Inc. Prj., Ser. 00A
6.62%(b)	10/01/10	1,370	1,518,604
6.62%	10/01/28	380	420,652
Kentucky St. Property & Bldg. Comm. Rev., Prj. 65, Ser. 00
5.95%(b)	02/01/10	2,325	2,476,079
Kentucky St. Property & Bldg. Comm. Rev., Prj. 85, Ser. 05
5.00%	08/01/15	1,000	1,088,580
Kentucky St. Tpke. Auth. Econ. Dev. Rev., Revitalization Prj., Ser. 95
6.50%	07/01/08	3,000	3,125,040
Kentucky St. Tpke. Auth. Econ. Dev. Rev., Revitalization Prj., Ser. 01A
5.50%	07/01/15	1,000	1,124,110
Lexington-Fayette Urban Cnty. Govt. GO, Ser. 00A
5.75%	02/01/20	1,500	1,598,700
Lexington-Fayette Urban Cnty. Govt. Swr. Sys. Rev., Ser. 01A
5.00%	07/01/20- 07/01/21	3,775	3,983,191
Louisville & Jefferson Cnty. Met. Gov. Hlth. Sys. Rev., Norton Health Care, Inc. Prj., Ser. 06
5.25%	10/01/36	1,000	1,051,360
Louisville & Jefferson Cnty. Met. Swr. & Drain Sys. Rev., Ser. 97A
6.25%(b)	05/15/07	1,015	1,034,914
Louisville & Jefferson Cnty. Met. Swr. & Drain Sys. Rev., Ser. 99A
5.75%	05/15/33	3,750	3,986,325
Louisville & Jefferson Cnty. Regl. Arpt. Auth. Arpt. Sys. Rev., Ser. 01A AMT
5.75%	07/01/15	1,755	1,899,682
Louisville & Jefferson Cnty. Regl. Arpt. Auth. Spec. Fac. Rev., Ser. 99 AMT
5.50%	03/01/19	3,000	3,078,630
Louisville Wtrwks. Brd. Wtr. Sys. Rev., Louisville Wtr. Co. Prj., Ser. 00
5.25%	11/15/16	2,590	2,729,834

			54,954,922

Multi-State — 9.1%
Charter Mac Equity Issue Tr., Ser. 99
6.62%(c)	06/30/09	1,000	1,053,590
Charter Mac Equity Issue Tr., Ser. 00
7.60%(c)	11/30/10	4,000	4,425,800
MuniMae Tax-Exempt Bond Subs., LLC, Ser. 00
7.75%(c)	11/01/10	2,000	2,224,280

			7,703,670

Ohio — 2.9%
Hamilton Cnty. Hosp. Fac. Rev., Ser. 02A VRDN
3.87%(d)	01/08/07	2,400	2,400,000

Puerto Rico — 11.2%
Cmwlth. Hwy. & Trans. Auth. Rev., Ser. 00C
6.00%(b)	07/01/10	5,000	5,436,000
Pub. Fin. Corp. Cmwlth. Approp. Rev., Ser. 02E
5.50%(b)	02/01/12	3,740	4,060,369

			9,496,369

TOTAL MUNICIPAL BONDS (Cost $70,620,377)			74,554,961

AFFILIATED INVESTMENTS — 19.0%
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 97A
5.00%(e)	07/01/12	5,000	5,122,250

9

BLACKROCK FUNDS

SCHEDULE OF INVESTMENTS

KENTUCKY MUNICIPAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2006 (UNAUDITED) (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Puerto Rico Cmwlth. Infra. Fin. Auth. SO, Ser. 00A
5.38%(e)	10/01/16- 10/01/24	$2,600	$2,781,300
5.50%(e)	10/01/17- 10/01/20	7,630	8,190,134

TOTAL AFFILIATED INVESTMENTS (Cost $15,306,810)			16,093,684

		NUMBER OF SHARES
MONEY MARKET FUND — 5.2%
Wilmington Trust Tax-Free Money Market Fund (Cost $4,316,172)		4,316,172	4,316,172
TOTAL INVESTMENTS IN SECURITIES — 112.4% (Cost $90,243,359(a))			94,964,817
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%			1,067,041
LIABILITY FOR TRUST CERTIFICATES INCLUDING INTEREST AND FEES PAYABLE — (13.6)%			(11,517,020)

NET ASSETS — 100.0%			$84,514,838

(a)	Cost for federal income tax purposes is $78,901,748. The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of loses on wash sales and the difference between book and tax treatment of residual interests in tender option bond trusts. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$4,782,608
Gross unrealized depreciation	(88,867)

$4,693,741

(b)	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as refund the bond in full at date indicated, typically at a premium to par.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2006, the Portfolio held 9.1% of its net assets, with a current market value of $7,703,670, in securities restricted as to resale.
(d)	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.
(e)	Security represents underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

10

BLACKROCK FUNDS

Key to Investment Abbreviations

AMT	Alternative Minimum Tax
COP	Certificates of Participation
GO	General Obligations
SO	Special Obligations
VRDN	Variable Rate Demand Notes

11

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 26, 2007 the Registrant’s disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-(2) of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that necessitated restatement of financial information included in the Registrant’s annual report to shareholders on the amended Form N-CSR. As a result, management of the Registrant has reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the Registrant’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant’s ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the initial filing of the Registrant’s Form N-CSR, the Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant’s internal control over financial reporting. The Registrant’s controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”). As a result these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant’s financial statements as of and for the period ended September 30, 2006, including prior periods where applicable, were restated to appropriately reflect transfers of such securities as secured borrowings and to report the related income and expense. These adjustments had no impact on net assets, net asset value per share or total return.

Subsequent to September 30, 2006, but prior to the evaluation of the design and operation of the Registrant’s disclosure controls and procedures at January 26, 2007, the Registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter of the Registrant’s fiscal year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, as discussed above, subsequent to September 30, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock FundsSM

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 23, 2007

By (Signature and Title)	/s/ Donald C. Burke
Donald C. Burke, Treasurer and Principal Financial Officer

Date	February 23, 2007